Filed Pursuant to Rule 485(a)

Registration No. 033-18030

811-05371

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 92	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 95	☒

RUSSELL INVESTMENT FUNDS

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor, Seattle, Washington 98101

(Address of Principal Executive Office) (ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

Mary Beth Rhoden Albaneze, Esq. Associate General Counsel Russell Investment Company 1301 Second Avenue, 18th Floor Seattle, Washington 98101 206-505-4846	John V. O’Hanlon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, Massachusetts 02110 617-728-7100

(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☐	on __________________, pursuant to paragraph (b)

☒	60 days after filing pursuant to paragraph (a)(1)

☐	on __________________, pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
Russell Investment Funds
MAY 1, 2025
Fund	Ticker Symbol
U.S. Strategic Equity Fund	RIFAX
U.S. Small Cap Equity Fund	RIFBX
Global Real Estate Securities Fund	RIFSX
International Developed Markets Fund	RIFCX
Strategic Bond Fund	RIFDX
The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
800-787-7354

Risk/Return Summary
U.S. Strategic Equity Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
[To Be Updated By Amendment]
Advisory Fee	0.73%
Distribution (12b-1) Fees	None
Other Expenses (including Dividend and Interest Expenses on Short Sales of [ ]%)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less Fee Waivers and Expense Reimbursements	[ ]%
Net Annual Fund Operating Expenses	[ ]%
# [To be Filed by Amendment]
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
1

Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of medium and large capitalization U.S. companies. The Fund defines large and medium capitalization companies as those companies represented by the Russell 1000® Index or with market capitalization within the capitalization range of the Russell 1000® Index. The Fund may employ long-short equity strategies pursuant to which it sells securities short. Equity securities in which the Fund invests include common stocks, preferred stocks, partnership interests and equity-equivalent securities or instruments whose values are based on common stocks, such as futures contracts. In determining if a security is economically tied to the U.S., the Fund generally looks to the “country of risk” of the issuer as determined by a third party such as Bloomberg L.P.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach. RIM may change the Fund's asset allocation at any time, including not allocating Fund assets to one or more money manager strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund's non-discretionary money managers provide model portfolios and the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.
The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. The Fund may lend its portfolio securities to earn income. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
●
Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
●
Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
●
Liquidity Risk. The market for certain investments may become illiquid or less liquid (i.e., there may be a significant reduction in trading activity, including in the number of market participants or transactions, in such investments) under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. For derivatives,
2

this also includes the risk involving liquidity demands that derivatives can create to make payments of margin or settlement payments to counterparties. Such events and conditions may adversely affect the value of the Fund’s investments, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
●
Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
●
Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
●
Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
●
Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security’s value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
●
Quantitative Investing and Models. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
●
Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
●
Index-Based Investing. Index-based strategies (including index replication which seeks to purchase the securities in an index or a blend of indexes and optimized index sampling which seeks to purchase a sampling of securities using optimization and risk models), which may be used to gain desired Fund exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
3

●
Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
●
Information Technology Sector Risk. To the extent that the Fund invests significantly in the information technology sector, the Fund will be sensitive to changes in, and the Fund’s performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.
●
Real Estate Investment Trusts (“REITs”). REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.
●
Securities Lending. If a borrower of the Fund's securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, the Fund is subject to a number of risks, including that the borrower may default on the loan and that the collateral could be inadequate in the event of default.
●
Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
●
Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.
●
Impact of Large Redemptions (Including Possible Fund Liquidation). The Fund may be used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund’s portfolio. As a result, large redemption activity could adversely affect the Fund’s ability to conduct its investment program which, in turn, could adversely impact the Fund’s performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.
●
Cyber Security and Other Operational Risks. An investment in the Fund, like any fund, can involve operational risks. In addition, other disruptive events may adversely affect the Fund’s ability to conduct business. While the Fund seeks to minimize such risks and events through controls and oversight, including business continuity plans and risk management systems, there may still be events or failures that could cause losses to the Fund. In addition, the Fund may be susceptible to operational risks through breaches in cyber security. A cyber security breach may cause sensitive information (including relating to personally identifiable information of investors) to be lost, improperly accessed, used or disclosed. The Fund and its shareholders could be negatively impacted by such disruptive events or cyber security incidents.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.
4

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance.
Past performance is no indication of future results.
[To Be Updated By Amendment]
Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2024	1 Year	5 Years	10 Years
U.S. Strategic Equity Fund	[ ]%	[ ]%	[ ]%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
The Fund’s investment adviser is RIM. The Fund’s money managers are:
●Brandywine Global Investment Management, LLC	●J.P. Morgan Investment Management Inc.
●Jacobs Levy Equity Management, Inc.	●William Blair Investment Management, LLC
Portfolio Managers
Megan Roach, Senior Director, Co-Head of Equity Portfolio Management, and Nick Haupt, Portfolio Manager, Equity, have primary responsibility for the management of the Fund. Ms. Roach has managed the Fund since March 2019 and Mr. Haupt has managed the Fund since April 2022.
Additional Information

For important information about:
●
Purchase of Fund Shares, please see Purchase of Fund Shares on page 28.
●
Redemption of Fund Shares, please see Redemption of Fund Shares on page 28.
●
Taxes, please see Taxes on page 28.
●
Servicing Arrangements, please see Servicing Arrangements on page 28.
5

U.S. Small Cap Equity Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
[To Be Updated By Amendment]
Advisory Fee	0.90%
Distribution (12b-1) Fees	None
Other Expenses (including Dividend and Interest Expenses on Short Sales of [ ]%)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less Fee Waivers and Expense Reimbursements	[ ]%
Net Annual Fund Operating Expenses	[ ]%
# [To be Filed by Amendment]
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods. This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
6

Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in small capitalization equity securities economically tied to the U.S. The Fund invests principally in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund defines small capitalization companies as those companies represented by the Russell 2000® Index or with market capitalization within the capitalization range of the Russell 2000® Index. The Fund may employ long-short equity strategies pursuant to which it sells securities short. Equity securities in which the Fund invests include common stocks, preferred stocks, partnership interests and equity-equivalent securities or instruments whose values are based on common stocks, such as futures contracts. In determining if a security is economically tied to the U.S., the Fund generally looks to the “country of risk” of the issuer as determined by a third party such as Bloomberg L.P.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach. RIM may change the Fund's asset allocation at any time, including not allocating Fund assets to one or more money manager strategies. The Fund employs discretionary and non-discretionary money managers. The Fund's discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund's non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures.  RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund's non-discretionary money managers provide model portfolios and the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.
The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs” ), that own and/or manage properties. The Fund may lend its portfolio securities to earn income. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
●
Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and micro capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and micro capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Micro capitalization company stocks are also more likely to suffer from significantly diminished market liquidity.
●
Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
●
Liquidity Risk. The market for certain investments may become illiquid or less liquid (i.e., there may be a significant reduction in trading activity, including in the number of market participants or transactions, in such investments) under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. For derivatives,
7

this also includes the risk involving liquidity demands that derivatives can create to make payments of margin or settlement payments to counterparties. Such events and conditions may adversely affect the value of the Fund’s investments, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
●
Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
●
Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
●
Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
●
Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security’s value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
●
Quantitative Investing and Models. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
●
Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
●
Index-Based Investing. Index-based strategies (including index replication which seeks to purchase the securities in an index or a blend of indexes and optimized index sampling which seeks to purchase a sampling of securities using optimization and risk models), which may be used to gain desired Fund exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
●
Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments
8

may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in this sector. Companies in the financial services sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory and monetary policy changes.
●
Real Estate Investment Trusts (“REITs”). REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.
●
Securities Lending. If a borrower of the Fund's securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, the Fund is subject to a number of risks, including that the borrower may default on the loan and that the collateral could be inadequate in the event of default.
●
Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
●
Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.
●
Impact of Large Redemptions (Including Possible Fund Liquidation). The Fund may be used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund’s portfolio. As a result, large redemption activity could adversely affect the Fund’s ability to conduct its investment program which, in turn, could adversely impact the Fund’s performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.
●
Cyber Security and Other Operational Risks. An investment in the Fund, like any fund, can involve operational risks. In addition, other disruptive events may adversely affect the Fund’s ability to conduct business. While the Fund seeks to minimize such risks and events through controls and oversight, including business continuity plans and risk management systems, there may still be events or failures that could cause losses to the Fund. In addition, the Fund may be susceptible to operational risks through breaches in cyber security. A cyber security breach may cause sensitive information (including relating to personally identifiable information of investors) to be lost, improperly accessed, used or disclosed. The Fund and its shareholders could be negatively impacted by such disruptive events or cyber security incidents.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. The first benchmark in the table is the Fund's primary benchmark. The second benchmark in the table is the Fund's secondary benchmark.  This benchmark provides a means to compare the Fund's average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund.  RIM assesses the Fund’s performance relative to its secondary benchmark.
Past performance is no indication of future results.
[To Be Updated By Amendment]
9

Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2024	1 Year	5 Years	10 Years
U.S. Small Cap Equity Fund	[ ]%	[ ]%	[ ]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
The Fund’s investment adviser is RIM. The Fund’s money managers are:
●Ancora Advisors, LLC	●DePrince, Race & Zollo, Inc.
●BAMCO, Inc.	●Jacobs Levy Equity Management, Inc.
●Boston Partners Global Investors, Inc.	●Penn Capital Management Company, LLC
●Calamos Advisors LLC	●Ranger Investment Management, L.P.
●Copeland Capital Management, LLC
Although all of the Fund’s money managers are listed above, RIM may not have allocated assets to the strategies employed by one or more of these money managers.
Portfolio Managers
Megan Roach, Senior Director, Co-Head of Equity Portfolio Management, and Nick Haupt, Portfolio Manager, Equity, have primary responsibility for the management of the Fund. Ms. Roach has managed the Fund since March 2015 and Mr. Haupt has managed the Fund since December 2023.
Additional Information

For important information about:
●
Purchase of Fund Shares, please see Purchase of Fund Shares on page 28.
●
Redemption of Fund Shares, please see Redemption of Fund Shares on page 28.
●
Taxes, please see Taxes on page 28.
●
Servicing Arrangements, please see Servicing Arrangements on page 28.
10

Global Real Estate Securities Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide current income and long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[To Be Updated By Amendment]
Advisory Fee	0.80%
Distribution (12b-1) Fees	None
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in real estate securities. The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies (“real estate securities”) economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits are attributable to the ownership, construction, development, financing, management or sale of residential, commercial or industrial real estate.
11

The Fund invests principally in securities of companies, known as real estate investment trusts (“REITs”) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. A portion of the Fund’s securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-manager approach. RIM may change the Fund’s asset allocation at any time. The Fund’s money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. For Fund assets not allocated to money manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of certain real estate securities or, in certain circumstances, broad global equity markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and swaps.
The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund may invest in large, medium or small capitalization companies. The Fund may lend its portfolio securities to earn income. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
●
Real Estate Securities. Just as real estate values go up and down, the value of the securities of real estate companies also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
●
Industry Concentration Risk. By concentrating in certain industries, the Fund carries much greater risk of adverse developments in those industries than a fund that invests in a wide variety of industries.
●
Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
●
Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic, social and regulatory conditions in foreign countries. Non-U.S. securities may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
●
Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
●
Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of
12

unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
●
Liquidity Risk. The market for certain investments may become illiquid or less liquid (i.e., there may be a significant reduction in trading activity, including in the number of market participants or transactions, in such investments) under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. For derivatives, this also includes the risk involving liquidity demands that derivatives can create to make payments of margin or settlement payments to counterparties. Such events and conditions may adversely affect the value of the Fund’s investments, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
●
Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
●
Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
●
Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security’s value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
●
Quantitative Investing and Models. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
●
Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
●
Index-Based Investing. Index-based strategies (including index replication which seeks to purchase the securities in an index or a blend of indexes and optimized index sampling which seeks to purchase a sampling of securities using optimization and risk models), which may be used to gain desired Fund exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
13

●
Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or less liquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
●
Securities Lending. If a borrower of the Fund's securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, the Fund is subject to a number of risks, including that the borrower may default on the loan and that the collateral could be inadequate in the event of default.
●
Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
●
Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.
●
Impact of Large Redemptions (Including Possible Fund Liquidation). The Fund may be used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund’s portfolio. As a result, large redemption activity could adversely affect the Fund’s ability to conduct its investment program which, in turn, could adversely impact the Fund’s performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.
●
Cyber Security and Other Operational Risks. An investment in the Fund, like any fund, can involve operational risks. In addition, other disruptive events may adversely affect the Fund’s ability to conduct business. While the Fund seeks to minimize such risks and events through controls and oversight, including business continuity plans and risk management systems, there may still be events or failures that could cause losses to the Fund. In addition, the Fund may be susceptible to operational risks through breaches in cyber security. A cyber security breach may cause sensitive information (including relating to personally identifiable information of investors) to be lost, improperly accessed, used or disclosed. The Fund and its shareholders could be negatively impacted by such disruptive events or cyber security incidents.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. The first benchmark in the table is the Fund's primary benchmark. The second benchmark in the table is the Fund's secondary benchmark.  This benchmark provides a means to compare the Fund's average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund.  RIM assesses the Fund’s performance relative to its secondary benchmark.
Past performance is no indication of future results.
[To Be Updated By Amendment]
14

Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2024	1 Year	5 Years	10 Years
Global Real Estate Securities Fund	[ ]%	[ ]%	[ ]%
MSCI World Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	[ ]%	[ ]%	[ ]%
FTSE EPRA Nareit Developed Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	[ ]%	[ ]%	[ ]%
Management

Investment Adviser
The Fund’s investment adviser is RIM. The Fund’s money managers are:
●Cohen & Steers Capital Management, Inc., Cohen & Steers UK Limited and Cohen & Steers Asia Limited	●RREEF America L.L.C., DWS Investments Australia Limited and DWS Alternatives Global Limited, operating under the brand name DWS
Portfolio Managers
Bruce Eidelson, Senior Director, Listed Real Assets, and Patrick Nikodem, Director, Listed Real Assets, have primary responsibility for the management of the Fund. Mr. Eidelson has managed the Fund since January 2002 and Mr. Nikodem has managed the Fund since December 2016.
Additional Information

For important information about:
●
Purchase of Fund Shares, please see Purchase of Fund Shares on page 28.
●
Redemption of Fund Shares, please see Redemption of Fund Shares on page 28.
●
Taxes, please see Taxes on page 28.
●
Servicing Arrangements, please see Servicing Arrangements on page 28.
International Developed Markets Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide long term capital growth.
15

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
[To Be Updated By Amendment]
Advisory Fee	0.90%
Distribution (12b-1) Fees	None
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less Fee Waivers and Expense Reimbursements	[ ]%
Net Annual Fund Operating Expenses	[ ]%
# [To be Filed by Amendment]
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods. This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in companies that are located in countries (other than the U.S.) with developed markets or that are economically tied to such countries. The Fund invests principally in equity securities, including common stocks and preferred stocks, issued by companies incorporated in developed markets outside the U.S. and in depositary receipts. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund considers the following countries to have developed markets: Australia, Austria,
16

Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund defines large and medium capitalization companies as those companies represented by the MSCI World ex USA Index or with market capitalization within the capitalization range of the MSCI World ex USA Index. In determining if a security is economically tied to or located in a developed market country, the Fund generally looks to the “country of risk” of the issuer as determined by a third party such as Bloomberg L.P. or “country of incorporation” of the issuer, respectively.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented, defensive and dynamic) and multi-manager approach. RIM may change the Fund's asset allocation at any time. The Fund's money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. For Fund assets not allocated to money manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions. The Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. The Fund may also invest in equity linked notes, which are notes whose return is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities.
The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. The Fund may lend its portfolio securities to earn income. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
●
Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
●
Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic, social and regulatory conditions in foreign countries. Non-U.S. securities may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.
●
Emerging Markets Equity Securities. Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk
17

of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and, generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S. regulatory authorities’ ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’ ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
●
Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
●
Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
●
Liquidity Risk. The market for certain investments may become illiquid or less liquid (i.e., there may be a significant reduction in trading activity, including in the number of market participants or transactions, in such investments) under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. For derivatives, this also includes the risk involving liquidity demands that derivatives can create to make payments of margin or settlement payments to counterparties. Such events and conditions may adversely affect the value of the Fund’s investments, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
●
Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
●
Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
●
Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security’s value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
●
Quantitative Investing and Models. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
18

●
Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
●
Index-Based Investing. Index-based strategies (including index replication which seeks to purchase the securities in an index or a blend of indexes and optimized index sampling which seeks to purchase a sampling of securities using optimization and risk models), which may be used to gain desired Fund exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
●
Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
●
Synthetic Foreign Equity Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, currency risk and the risks associated with investments in non-U.S. securities. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
●
Equity Linked Notes. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.
●
Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or less liquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
●
Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in this sector. Companies in the financial services sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory and monetary policy changes.
●
Real Estate Investment Trusts (“REITs”). REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.
●
Securities Lending. If a borrower of the Fund's securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, the Fund is subject to a number of risks, including that the borrower may default on the loan and that the collateral could be inadequate in the event of default.
●
Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
19

●
Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.
●
Impact of Large Redemptions (Including Possible Fund Liquidation). The Fund may be used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund’s portfolio. As a result, large redemption activity could adversely affect the Fund’s ability to conduct its investment program which, in turn, could adversely impact the Fund’s performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.
●
Cyber Security and Other Operational Risks. An investment in the Fund, like any fund, can involve operational risks. In addition, other disruptive events may adversely affect the Fund’s ability to conduct business. While the Fund seeks to minimize such risks and events through controls and oversight, including business continuity plans and risk management systems, there may still be events or failures that could cause losses to the Fund. In addition, the Fund may be susceptible to operational risks through breaches in cyber security. A cyber security breach may cause sensitive information (including relating to personally identifiable information of investors) to be lost, improperly accessed, used or disclosed. The Fund and its shareholders could be negatively impacted by such disruptive events or cyber security incidents.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. The first benchmark in the table is the Fund's primary benchmark. The second benchmark in the table is the Fund's secondary benchmark.  Effective January 1, 2018, RIM changed the Fund’s primary benchmark from the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World ex USA Index (net of tax on dividends from foreign holdings). The International Developed Markets Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) from January 1, 2015 through December 31, 2017, and the returns of the MSCI World ex USA Index (net of tax on dividends from foreign holdings) thereafter. The International Developed Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund's performance relative to its secondary benchmark.
Past performance is no indication of future results.
[To Be Updated By Amendment]
20

Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2024	1 Year	5 Years	10 Years
International Developed Markets Fund	[ ]%	[ ]%	[ ]%
MSCI World ex USA Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	[ ]%	[ ]%	[ ]%
International Developed Markets Linked Benchmark (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	[ ]%	[ ]%	[ ]%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
The Fund’s investment adviser is RIM. The Fund’s money managers are:
●Intermede Investment Partners Limited and Intermede Global Partners Inc.	●Wellington Management Company LLP
●Pzena Investment Management, LLC
Portfolio Managers
Jon Eggins, Managing Director, Head of Portfolio Management, and Jordan McCall, Director, Senior Portfolio Manager, Equity, have primary responsibility for the management of the Fund. Mr. Eggins has managed the Fund since February 2015 and Mr. McCall has managed the Fund since April 2022.
Additional Information

For important information about:
●
Purchase of Fund Shares, please see Purchase of Fund Shares on page 28.
●
Redemption of Fund Shares, please see Redemption of Fund Shares on page 28.
●
Taxes, please see Taxes on page 28.
●
Servicing Arrangements, please see Servicing Arrangements on page 28.
Strategic Bond Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide total return.
21

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
[To Be Updated By Amendment]
Advisory Fee	0.55%
Distribution (12b-1) Fees	None
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
# [To be Filed by Amendment]
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. Bonds are fixed income and floating rate securities representing debt obligations that typically require the issuer to repay the bondholders the principal amount borrowed and generally to pay interest. The Fund considers bonds to include fixed income equivalent instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-manager approach. RIM may change the Fund’s asset allocation at any time. The Fund’s money managers select the individual portfolio instruments for the assets assigned to them. RIM manages assets not allocated to
22

money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures.  RIM may use strategies based on indexes. RIM also manages the Fund's cash balances.
The Fund may invest in mortgage related securities, including mortgage-backed securities. The Fund may also invest in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”) and in “distressed” debt securities. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The duration of the Fund's portfolio will typically be within one year of the duration of the Bloomberg U.S. Aggregate Bond Index, but may vary up to two years from the Index's duration. A portion of the Fund’s net assets may be “illiquid” investments. The Fund may invest in variable and floating rate securities. The Fund may purchase loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund may invest in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. The Fund usually, but not always, exposes a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts, to be announced (“TBA”) securities and swaps. The Fund may lend its portfolio securities to earn income. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
●
Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
●
U.S.and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
●
Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
●
Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
●
Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
23

●
Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
●
Liquidity Risk. The market for certain investments may become illiquid or less liquid (i.e., there may be a significant reduction in trading activity, including in the number of market participants or transactions, in such investments) under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. For derivatives, this also includes the risk involving liquidity demands that derivatives can create to make payments of margin or settlement payments to counterparties. Such events and conditions may adversely affect the value of the Fund’s investments, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
●
Illiquid Investments. An illiquid or less liquid investment may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the investment if it was sold at a lower price than that at which it had been valued.
●
Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
●
Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
●
Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security’s value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
●
Quantitative Investing and Models. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
●
Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
24

●
Index-Based Investing. Index-based strategies (including index replication which seeks to purchase the securities in an index or a blend of indexes and optimized index sampling which seeks to purchase a sampling of securities using optimization and risk models), which may be used to gain desired Fund exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
●
Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
●
Distressed Securities. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, the Fund may lose all of its investment in the distressed securities.
●
Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
●
Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
●
Non-U.S. and Emerging Markets Debt. The value of an investment in non-U.S. and emerging markets debt may be affected by political, economic or social conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer. Non-U.S. and emerging markets debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.
●
Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
●
Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
●
Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
●
Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
●
Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
●
Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
●
Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
●
High Portfolio Turnover Risk. The Fund may engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.
25

●
Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or less liquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
●
Securities Lending. If a borrower of the Fund's securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, the Fund is subject to a number of risks, including that the borrower may default on the loan and that the collateral could be inadequate in the event of default.
●
Impact of Large Redemptions (Including Possible Fund Liquidation). The Fund may be used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund’s portfolio. As a result, large redemption activity could adversely affect the Fund’s ability to conduct its investment program which, in turn, could adversely impact the Fund’s performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.
●
Cyber Security and Other Operational Risks. An investment in the Fund, like any fund, can involve operational risks. In addition, other disruptive events may adversely affect the Fund’s ability to conduct business. While the Fund seeks to minimize such risks and events through controls and oversight, including business continuity plans and risk management systems, there may still be events or failures that could cause losses to the Fund. In addition, the Fund may be susceptible to operational risks through breaches in cyber security. A cyber security breach may cause sensitive information (including relating to personally identifiable information of investors) to be lost, improperly accessed, used or disclosed. The Fund and its shareholders could be negatively impacted by such disruptive events or cyber security incidents.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance.
Past performance is no indication of future results.
[To Be Updated By Amendment]
26

Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2024	1 Year	5 Years	10 Years
Strategic Bond Fund	[ ]%	[ ]%	[ ]%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Management

Investment Adviser
The Fund’s investment adviser is RIM. The Fund’s money managers are:
●Allspring Global Investments, LLC	●Schroder Investment Management North America Inc.
●RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited
Portfolio Managers
Brain Pringle, Senior Director, Co-Head of North America Fixed Income, and Riti Samanta, Senior Director, Co-Head of North America Fixed Income, have primary responsibility for the management of the Fund. Mr. Pringle and Ms. Samanta have managed the Fund since January 2025.
Additional Information

For important information about:
●
Purchase of Fund Shares, please see Purchase of Fund Shares on page 28.
●
Redemption of Fund Shares, please see Redemption of Fund Shares on page 28.
●
Taxes, please see Taxes on page 28.
●
Servicing Arrangements, please see Servicing Arrangements on page 28.
27

Additional Information
Purchase of Fund Shares
Each insurance company (“Insurance Company”) places orders for its accounts (“Separate Account”) which hold the interests of each variable insurance product (“Policy”) owner based on, among other things, the amount of premium payments to be invested pursuant to such Policies. Individuals may not place orders directly with Russell Investment Funds (“RIF”) or the Funds. See the prospectus of the Separate Account and Policies of the Insurance Company for more information on the purchase of Fund Shares and with respect to the availability for investment in specific Funds. The Funds do not issue share certificates. Any minimum or subsequent investment requirements are governed by the applicable Policy through which you invest.
For more information about how to purchase Shares, please see Additional Information About Purchase of Fund Shares in the Funds’ Prospectus.
Redemption of Fund Shares
Shares may be redeemed at any time by Insurance Companies on behalf of their Separate Accounts or their general accounts. Individuals may not place redemption orders directly with RIF or the Funds. Redemption requests for Fund Shares are based on premiums and transaction requests represented to the Funds by each Insurance Company as having been received prior to the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on any business day of the Funds (defined as a day on which the NYSE is open for regular trading).
For more information about how to redeem Shares, please see Additional Information About Redemption of Fund Shares in the Funds’ Prospectus.
Taxes
Provided that the Funds and Separate Accounts of Insurance Companies investing in the Funds satisfy applicable tax requirements, the Funds generally will not be subject to federal tax. Special tax rules apply to Insurance Companies, variable annuity contracts and variable life insurance contracts. For a discussion of the taxation of life insurance companies and the Separate Accounts, as well as the tax treatment of the Policies and the holders thereof, see the discussion regarding “Federal Tax Considerations” included in the prospectus for the Policies.
For more information about Taxes, please see Additional Information About Taxes in the Funds’ Prospectus.
Servicing Arrangements
Some Insurance Companies have entered into arrangements with Russell Investments Fund Services, LLC (“RIFUS”) and/or Russell Investments Financial Services, LLC (“RIFIS” or the “Distributor”) pursuant to which they may receive compensation from RIFUS and/or the Distributor, from RIFUS’s and/or the Distributor’s own resources, for administrative and/or other services provided by those Insurance Companies. These payments may create a conflict of interest by influencing the Insurance Company and your salesperson to recommend a Fund over another investment or by influencing an Insurance Company’s decision to include a Fund as an underlying investment option in its Policy. Ask your salesperson or visit your Insurance Company’s website for more information.
28

MANAGEMENT OF THE Funds
The Funds’ investment adviser is RIM, 1301 Second Avenue, 18th Floor, Seattle, Washington 98101. RIM was established in 1982 and pioneered the “multi-style, multi-manager” investment method in mutual funds. As of December 31, 2024, RIM managed over $41.6 billion in registered fund portfolios. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., through which the limited partners of certain private equity funds affiliated with TA Associates Management, L.P. (“TA Associates”) indirectly hold a majority ownership interest and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly hold a significant minority ownership interest in RIM and its affiliates (“Russell Investments”). Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling positions in Russell Investments Group, Ltd. TA Associates is one of the oldest and most experienced global growth private equity firms. Reverence Capital is a private investment firm, focused on investing in leading financial services companies.
RIF has been organized to provide an investment base for one or more variable insurance products (“Policies”) to be issued by one or more insurance companies (each referred to herein as an “Insurance Company”). Additionally, Insurance Companies may invest their own general account assets in the Funds. Each Insurance Company holds the interests of each Policy owner in a separate account (“Separate Account”). Accordingly, the interest of a Policy owner in RIF’s Shares is subject to the terms of the Policy described in the accompanying prospectus for the Policy, which should be reviewed carefully by a person considering the purchase of a Policy. That prospectus describes the relationship between increases or decreases in the net asset value of Shares and any distributions on such Shares, and the benefits provided under the Policy. The rights of an Insurance Company as a shareholder of a Fund should be distinguished from the rights of a Policy owner which are described in the Policies. As long as Shares of the Funds are sold only to Insurance Companies, the term “shareholder” or “shareholders” in this Prospectus refers to an Insurance Company owning Shares of RIF. The Funds are designed to be used within multi-asset portfolios to gain exposure to a globally diverse mix of asset classes and styles and to combine traditional securities, such as equities and bonds, with non-traditional approaches, such as alternative investments. RIM's multi-asset approach combines diversification, research and selection of unaffiliated money managers and dynamic portfolio management.  RIM uses its core capabilities (capital markets insights, manager research, asset allocation, portfolio implementation and factor exposures) to manage the Funds by combining various money managers and/or strategies into a single Fund.
Most Funds' assets are invested using a “multi-style, multi-manager diversification” technique. Unlike most investment companies that have a single organization that acts as investment adviser, the Funds divide responsibility for investment advice between RIM and a number of money managers unaffiliated with RIM. RIM’s money manager research services include evaluating and recommending professional investment advisory and management organizations (“money managers”) to make specific portfolio investments or recommendations for each asset class, according to designated investment objectives, styles and strategies.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. Subject to the approval of the Funds' Board of Trustees, RIM selects, oversees and evaluates the performance results of the Funds' money managers and allocates Fund assets among itself and multiple money manager investment strategies. RIM may change a Fund’s asset allocation at any time, including not allocating Fund assets to one or more money manager strategies. A money manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of Fund assets to manage directly and selects the individual portfolio instruments for the assets assigned to it, (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Fund or (3) both a discretionary and non-discretionary assignment. RIM does not evaluate the investment merits of a money manager’s individual security selections or recommendations. RIM manages Fund assets not allocated to discretionary money managers. RIM also manages the portion of Fund assets for which a Fund’s non-discretionary money managers provide model portfolios to RIM and each Fund’s cash balances. RIM may also manage portions of a Fund during transitions between money managers.
The Funds' administrator and transfer agent is Russell Investments Fund Services, LLC (“RIFUS”), a wholly-owned subsidiary of RIM. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. The Funds’ custodian, State Street Bank and Trust Company (“State Street”), maintains custody of the Funds’ assets and establishes and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Funds invest. RIFUS, in its capacity as the Funds’ transfer
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agent, is responsible for maintaining the Funds’ shareholder records and carrying out shareholder transactions. As described above, each Fund conducts its business through a number of service providers who act on its behalf. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.
RIM's employees who manage the RIF Funds, oversee the money managers of the RIF Funds and have primary responsibility for the management of the RIF Funds (the “RIM Managers”) are:
●
Jon Eggins, Managing Director, Head of Portfolio Management since March 2023. Mr. Eggins was Senior Director, Head of Portfolio Management from October 2022 to February 2023. From September 2020 to September 2022, Mr. Eggins was Senior Director, Head of Equity Portfolio Management, Global. From November 2013 to August 2020, Mr. Eggins was a Senior Portfolio Manager. Mr. Eggins shares primary responsibility for the management of the International Developed Markets Fund with Mr. McCall.
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Bruce Eidelson, Senior Director, Listed Real Assets since March 2023. Mr. Eidelson was Director, Senior Portfolio Manager, Equity from November 2013 to February 2023. Mr. Eidelson shares primary responsibility for the management of the Global Real Estate Securities Fund with Mr. Nikodem.
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Nick Haupt, Portfolio Manager, Equity since March 2022. From March 2021 to February 2022, Mr. Haupt was an Associate Portfolio Manager. Mr. Haupt was a Senior Portfolio Analyst from March 2016 to February 2021. Mr. Haupt shares primary responsibility for the management of the U.S. Strategic Equity and U.S. Small Cap Equity Funds with Ms. Roach.
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Jordan McCall, Director, Senior Portfolio Manager, Equity since March 2024. Mr. McCall was Senior Portfolio Manager, Equity from March 2023 to February 2024. From March 2019 to February 2023, Mr. McCall was Portfolio Manager, Equity. Mr. McCall shares responsibility for the management of the International Developed Markets Fund with Mr. Eggins.
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Patrick Nikodem, Director, Listed Real Assets since March 2023. Mr. Nikodem was Senior Portfolio Manager, Equity from March 2021 to February 2023. Mr. Nikodem was a Portfolio Manager from March 2015 to March 2021. Mr. Nikodem shares primary responsibility for the management of the Global Real Estate Securities Fund with Mr. Eidelson.
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Brian Pringle, Senior Director, Co-Head of North America Fixed Income since January 2025. Mr. Pringle was Senior Director, Customized Portfolio Solutions, Fixed Income from March 2020 to December 2024. From March 2016 to February 2020, Mr. Pringle was Director, Customized Portfolio Solutions, Fixed Income. Mr. Pringle shares primary responsibility for the management of the Strategic Bond Fund with Ms. Samanta.
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Megan Roach, Senior Director, Co-Head of Equity Portfolio Management since October 2022. From October 2021 to September 2022, Ms. Roach was Director, Head of Portfolio Management, North America. From March 2020 to September 2021, Ms. Roach was Director, Senior Portfolio Manager, Equity. Ms. Roach shares primary responsibility for the management of the U.S. Strategic Equity and U.S. Small Cap Equity Funds with Mr. Haupt.
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Riti Samanta, Senior Director, Co-Head of North America Fixed Income since January 2025. Ms. Samanta was Senior Director, Portfolio Manager, Fixed Income from July 2024 to December 2024. Prior to joining Russell Investments, Ms. Samanta was a Portfolio Manager and Fixed Income Strategist at Grantham, Mayo, Van Otterloo responsible for GMO’s Systematic Credit/LDI and Multi Sector Fixed Income strategies. Ms. Samanta shares primary responsibility for the management of the Strategic Bond Fund with Mr. Pringle.
Please see the Funds’ Statement of Additional Information (“SAI”) for additional information about the RIM Managers' compensation, other accounts managed by the RIM Managers and the RIM Managers' ownership of securities in the Funds.
In the last fiscal year, the aggregate annual rate of advisory fees paid to RIM as a percentage of average daily net assets was: U.S. Strategic Equity Fund, [ ]%; U.S. Small Cap Equity Fund, [ ]%; Global Real Estate Securities Fund, [ ]%; International Developed Markets Fund, [ ]%; and Strategic Bond Fund, [ ]%.
Each Fund invests its cash in an unregistered cash management fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. RIFUS charges a 0.05% administrative fee to the unregistered fund.
A discussion regarding the basis for approval by the Board of Trustees (the “Board” or the “Trustees”) of the investment advisory contract between RIM and the Funds is available in the Funds’ semiannual financial statements and other information in Form N-CSR covering the period ended June 30, 2024.
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The Trustees are responsible for generally overseeing management and operations of the business and affairs of the Funds and do not manage operations on a day-to-day basis. The Trustees and RIF’s officers may amend the Prospectus, any summary prospectus, the SAI and any contracts to which RIF or a Fund is a party and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Prospectus or SAI. Neither the Prospectus, any summary prospectus, the SAI, any contracts filed as exhibits to RIF’s registration statement, nor any other communications or disclosure documents from or on behalf of RIF creates a contract between a shareholder of a Fund and: (i) RIF; (ii) a Fund; (iii) a service provider to RIF or a Fund; and/or (iv) the Trustees or officers of RIF.
The Trustees, on behalf of RIF, enter into service agreements with RIM, RIFUS and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of RIF and the Funds. Shareholders are not third-party beneficiaries of such agreements.
THE MONEY MANAGERS
RIM allocates most of each Fund's assets among multiple money manager investment strategies. RIM, as the Funds' adviser, may change a Fund's asset allocation at any time, including not allocating Fund assets to one or more money manager strategies. Money managers are unaffiliated with RIM and are listed under “Money Manager Information” at the end of this Prospectus.
A money manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of Fund assets to manage directly, (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Fund or (3) both a discretionary and non-discretionary assignment. Assets not allocated to discretionary money managers are managed by RIM.
Each discretionary money manager has discretion to select, purchase and sell portfolio securities for its segment of a Fund's assets. Each non-discretionary money manager provides RIM with a model portfolio, based upon which RIM purchases and sells securities for a Fund. RIM provides each money manager with specific investment guidelines based on a Fund's investment program and RIM’s assessment of the money manager’s expertise and investment style whereby RIM attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although, under the Funds' multi-manager structure, RIM is responsible for oversight of the services provided by the Funds' money managers and for providing reports to the Board regarding the money managers’ activities, the Board, the officers, RIM and Russell Investments do not evaluate the investment merits of a money manager’s individual security selections.
The Funds received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that permits RIM to engage or terminate a money manager at any time, subject to approval by the Funds' Board, without a shareholder vote. Each Fund operates pursuant to the exemptive order. A Fund is required to notify its shareholders within 90 days after a money manager begins providing services. Each Fund selects money managers based upon the research and recommendations of RIM. RIM evaluates quantitatively and qualitatively the money managers’ investment style and process, performance record and portfolio characteristics in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.
The Funds also rely on a separate exemptive order that the Funds have obtained from the SEC, stating that the Funds' Board may approve a new money manager contract or a material amendment to an existing money manager contract at a meeting that is not in person, provided that the Funds' Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting.
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INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES
Each of the following Funds has a non-fundamental investment objective as noted below. A non-fundamental investment objective may be changed by the Board of that Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice.
The Board may, if it deems appropriate to do so, authorize the liquidation or merger of a Fund without shareholder approval in circumstances where shareholder approval is not otherwise required by the Investment Company Act of 1940, as amended.  In addition, RIM may make material changes to a Fund's principal investment strategies without shareholder approval.
RIM or the money managers may or may not use all of the securities and investment strategies listed below. This Prospectus does not describe all of the various types of securities and investment strategies that may be used by the Funds. The Funds may invest in other types of securities and use other investment strategies that are not described in this Prospectus. Such securities and investment strategies may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment strategies described in this Prospectus and about additional securities and non-principal investment strategies that may be used by the Funds.
Unless otherwise stated, all percentage and credit quality limitations on Fund investments listed in this Prospectus apply at the time of investment. There would be no violation of any of these limitations unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.
For purposes of determining compliance with a Fund's 80% investment policy, to the extent that a Fund utilizes derivative instruments that provide investment exposure to the type of investments in the Fund’s 80% policy or to one or more market risk factors associated with such investments, the derivative instruments will be counted for purposes of the Fund’s 80% investment policy.
The Funds may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Funds may also sell a security if there is a significant change to the security’s characteristics or if the security is no longer consistent with the Fund’s investment strategies.
On rare occasions, a Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. A Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
U.S. Strategic Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund invests principally in common stocks of large and medium capitalization U.S. companies.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a “multi-style, multi-manager” approach. Subject to the approval of the Fund’s Board of Trustees, RIM selects, oversees and evaluates the Fund’s money managers and allocates Fund assets among itself and multiple money manager investment strategies. RIM may change a Fund's asset allocation at any time. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to
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them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies. RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios to RIM and the Fund’s cash balances. RIM may also manage portions of the Fund during transitions between money managers.
With respect to the portion of the Fund that RIM manages based upon money manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM's allocation to each money manager's strategy. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. For this portion of the Fund, RIM purchases and sells securities at the times and in the manner considered by RIM to be efficient for the Fund and it is expected that, generally, trades will be effected on a periodic basis, unless RIM determines that more frequent trading is appropriate due to changing market conditions or other significant factors.
Based on RIM’s analysis of the portfolio, RIM may determine that the Fund should, at any given time, have exposure to some or all of the following principal investment styles which are intended to complement one another:
●
Growth Style emphasizes investments in equity securities of companies believed to have above-average earnings growth prospects.
●
Value Style emphasizes investments in equity securities of companies believed to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.
●
Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.
●
Defensive Style emphasizes investments in equity securities of companies believed to have lower than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods) and lower than average earnings variability.
●
Dynamic Style emphasizes investments in equity securities of companies believed to have higher than average stock price volatility and higher than average earnings variability.
When constructing the Fund’s portfolio, including determining how to allocate the Fund’s assets among itself and the money managers’ strategies, RIM considers a variety of factors that impact the Fund’s return potential and portfolio risks. These factors include the Fund’s overall exposures, a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark (which may differ from the Fund’s benchmark(s)), as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
The Fund may employ long-short equity strategies pursuant to which it enters into short sales. The Fund will take long positions in securities believed to offer attractive return potential and sell short securities expected to underperform. The Fund’s long-short strategies may include (i) 115/15 or 130/30 strategies, which are long-biased strategies that use the proceeds of short sales to purchase long positions in other securities, (ii) market neutral strategies, which seek to be neutral to market movements through equivalent long and short exposures, and (iii) other types of long-short strategies, which seek varying long and short exposures and may be long- or short-biased. The Fund may use derivatives to take long and short positions relative to the Fund’s long-short equity strategies with the objective of keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.
Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund borrows the security and sells it to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at its market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates.
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This result is the opposite of what one would expect from a cash purchase of a long position in a security. The Fund may also make short sales “against the box.” In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.
Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.
With respect to the portion of the Fund managed by RIM and not allocated to money manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures (such as value, momentum, quality, capitalization size, lower volatility, growth, industry or sector). For example, RIM may utilize tools such as optimization, which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication.
The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may purchase and sell futures and forwards contracts and enter into options (1) as a substitute for holding securities directly, (2) for hedging purposes, (3) to take a net short position with respect to certain issuers, sectors or markets or (4) to facilitate the implementation of its investment strategy.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired exposures for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark(s) and RIM may use the cash equitization process to manage Fund exposures. RIM may not equitize all or a portion of the Fund's cash or use the cash equitization process to reduce market exposure. RIM generally invests any remaining U.S. cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.
The Fund may invest in non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. The Fund typically invests in sponsored ADRs or GDRs but may also invest in unsponsored ADRs or GDRs.
The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear the expenses of the REITs in addition to expenses of the Fund.
While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization companies as those companies represented by the Russell 1000® Index or with market capitalization within the capitalization range of the Russell 1000® Index. On April 30, 2024, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of such large and medium capitalization companies ranged from approximately $2.4 billion to $2.9 trillion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 1000® Index.
In determining if a security is economically tied to the U.S., the Fund generally looks to the “country of risk” of the issuer as determined by a third party such as Bloomberg L.P. An issuer’s “country of risk” is determined based on several
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criteria, including, but not limited to, an issuer’s country of domicile, the primary exchange on which an issuer’s securities trade, the location from which the majority of an issuer’s revenue is derived and an issuer’s reporting currency. However, the Fund’s portfolio manager may determine that a security is economically tied to the U.S. based on other criteria or any of the foregoing criteria.  With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to the U.S. if the underlying instruments of the derivatives are (i) U.S. currency (or baskets or indexes of such currency); (ii) instruments or securities that are issued by the U.S. government or by an issuer economically tied to the U.S.; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is an issuer economically tied to the U.S. as described above. Equity securities in which the Fund invests include common stocks, preferred stocks, partnership interests and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index) and index swaps.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
U.S. Small Cap Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in small capitalization equity securities economically tied to the U.S. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund invests principally in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a “multi-style, multi-manager” approach. Subject to the approval of the Fund’s Board of Trustees, RIM selects, oversees and evaluates the Fund’s money managers and allocates Fund assets among itself and multiple money manager investment strategies. RIM may change a Fund's asset allocation at any time, including not allocating Fund assets to one or more money manager strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies. RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios to RIM and the Fund’s cash balances. RIM may also manage portions of the Fund during transitions between money managers.
With respect to the portion of the Fund that RIM manages based upon money manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM's allocation to each money manager's strategy. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. For this portion of the Fund, RIM purchases and sells securities at the times and in the manner considered by RIM to be efficient for the Fund and it is expected that, generally, trades will be effected on a periodic basis, unless RIM determines that more frequent trading is appropriate due to changing market conditions or other significant factors.
Based on RIM’s analysis of the portfolio, RIM may determine that the Fund should, at any given time, have exposure to some or all of the following principal investment styles which are intended to complement one another:
●
Growth Style emphasizes investments in equity securities of companies believed to have above-average earnings growth prospects.
●
Value Style emphasizes investments in equity securities of companies believed to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.
35

●
Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.
●
Defensive Style emphasizes investments in equity securities of companies believed to have lower than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods) and lower than average earnings variability.
●
Dynamic Style emphasizes investments in equity securities of companies believed to have higher than average stock price volatility and higher than average earnings variability.
When constructing the Fund’s portfolio, including determining how to allocate the Fund’s assets among itself and the money managers’ strategies, RIM considers a variety of factors that impact the Fund’s return potential and portfolio risks. These factors include the Fund’s overall exposures, a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark (which may differ from the Fund’s benchmark(s)), as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
The Fund may employ long-short equity strategies pursuant to which it enters into short sales. The Fund will take long positions in securities believed to offer attractive return potential and sell short securities expected to underperform. The Fund’s long-short strategies may include (i) 115/15 or 130/30 strategies, which are long-biased strategies that use the proceeds of short sales to purchase long positions in other securities, (ii) market neutral strategies, which seek to be neutral to market movements through equivalent long and short exposures, and (iii) other types of long-short strategies, which seek varying long and short exposures and may be long- or short-biased. The Fund may use derivatives to take long and short positions relative to the Fund’s long-short equity strategies with the objective of keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.
Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund borrows the security and sells it to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at its market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The Fund may also make short sales “against the box.” In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.
Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.
With respect to the portion of the Fund managed by RIM and not allocated to money manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures (such as value, momentum, quality, capitalization size, lower volatility, growth, industry or sector). For example, RIM may utilize tools such as optimization, which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication.
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The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may purchase and sell futures and forwards contracts and enter into options (1) as a substitute for holding securities directly, (2) for hedging purposes, (3) to take a net short position with respect to certain issuers, sectors or markets or (4) to facilitate the implementation of its investment strategy.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired exposures for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark(s) and RIM may use the cash equitization process to manage Fund exposures. RIM may not equitize all or a portion of the Fund's cash or use the cash equitization process to reduce market exposure. RIM generally invests any remaining U.S. cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.
The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear the expenses of the REITs in addition to expenses of the Fund.
While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines small capitalization companies as those companies represented by the Russell 2000® Index or with market capitalization within the capitalization range of the Russell 2000® Index. The smallest 1,000 companies in the Russell 2000® Index and companies within the capitalization range of the smallest 1,000 companies in the Russell 2000® Index as measured at its most recent reconstitution are also considered micro capitalization companies. On April 30, 2024, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of these companies ranged from approximately $150.4 million to $7.1 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies not included within the Russell 2000® Index.
In determining if a security is economically tied to the U.S., the Fund generally looks to the “country of risk” of the issuer as determined by a third party such as Bloomberg L.P. An issuer’s “country of risk” is determined based on several criteria, including, but not limited to, an issuer’s country of domicile, the primary exchange on which an issuer’s securities trade, the location from which the majority of an issuer’s revenue is derived and an issuer’s reporting currency. However, the Fund’s portfolio manager may determine that a security is economically tied to the U.S. based on other criteria or any of the foregoing criteria.  With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to the U.S. if the underlying instruments of the derivatives are (i) U.S. currency (or baskets or indexes of such currency); (ii) instruments or securities that are issued by the U.S. government or by an issuer economically tied to the U.S.; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is an issuer economically tied to the U.S. as described above. Equity securities in which the Fund invests include common stocks, preferred stocks, partnership interests and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index) and index swaps.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
Global Real Estate Securities Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and long term capital growth.
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Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in real estate securities. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies (“real estate securities”) economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits are attributable to the ownership, construction, development, financing, management or sale of residential, commercial or industrial real estate.
The Fund invests principally in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts (“REITs”) and similar REIT-like entities. REITs are companies that own interests in real estate or in real estate-related loans or other interests, and their revenue principally consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties or from interest payments on real estate-related loans. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all its taxable income to such shareholders. REIT-like entities organized outside of the U.S. have operations and receive entity-level tax treatment similar to that of U.S. REITs. By investing in REITs and REIT–like entities indirectly through the Fund, a shareholder will bear expenses of the REITs and REIT-like entities in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund may invest in large, medium or small capitalization companies. Stocks are not selected based on the capitalization size of a company but rather on the relative attractiveness of the individual opportunity.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a “multi-manager” approach. Subject to the approval of the Fund’s Board of Trustees, RIM selects, oversees and evaluates the Fund’s money managers and allocates Fund assets among itself and multiple money manager investment strategies. RIM may change a Fund’s asset allocation at any time. The Fund’s money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM also manages Fund assets not allocated to money manager strategies and the Fund’s cash balances and may manage portions of the Fund during transitions between money manager strategies.
With respect to the portion of the Fund that RIM manages based upon money manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each money manager’s strategy. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. For this portion of the Fund, RIM purchases and sells securities at the times and in the manner considered by RIM to be efficient for the Fund and it is expected that, generally, trades will be effected on a periodic basis, unless RIM determines that more frequent trading is appropriate due to changing market conditions or other significant factors.
When constructing the Fund’s portfolio, including determining how to allocate the Fund’s assets among itself and the money managers’ strategies, RIM considers a variety of factors that impact the Fund’s return potential and portfolio risks. These factors include the Fund’s overall exposures, a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark (which may differ from the Fund’s benchmark(s)), as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, property type and geographic weightings and earnings and price volatility statistics. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
A portion of the Fund’s securities are denominated principally in foreign currencies and typically are held outside the U.S. While the Fund spreads its investments across the globe, the Fund selects securities of companies believed to have favorable growth prospects and/or attractive valuations based on current and expected earnings or cash flow, not based on the country in which a company is located.
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The Fund invests in companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. Under normal market conditions, the Fund will invest at least the lesser of 30% or the percentage of the FTSE EPRA Nareit Developed Index represented by non-U.S. issuers, and may invest up to 100%, of its assets in securities of issuers economically tied to non-U.S. countries. The Fund may also invest in equity securities of companies that are economically tied to emerging market countries.
With respect to the portion of the Fund managed by RIM, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures (such as value, momentum, quality, capitalization size, lower volatility, growth, industry, sector, country or region). For example, RIM may utilize tools such as optimization, which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication.
The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may purchase and sell futures and forwards contracts and enter into options (1) as a substitute for holding securities directly, (2) for hedging purposes, (3) to take a net short position with respect to certain issuers, sectors or markets or (4) to facilitate the implementation of its investment strategy.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired exposures for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain real estate securities markets or, where there is no appropriate instrument that represents exposure to the various components of the Fund's benchmark, broad global equity markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts and swaps. This is intended to cause the Fund to perform as though its cash were actually invested in these markets. Due to the lack of availability of appropriate instruments for certain markets, this exposure will result in returns that are different than that of the Fund's benchmark(s) for the cash portion of the portfolio. RIM may use the cash equitization process to manage Fund exposures. RIM may not equitize all or a portion of the Fund’s cash or use the cash equitization process to reduce market exposure. RIM generally invests any remaining U.S. cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.
With respect to non-U.S. real estate securities, the Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts.
The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
In determining if a security is economically tied to a non-U.S. country, the Fund generally looks to the “country of risk” of the issuer as determined by a third party such as Bloomberg L.P. An issuer’s “country of risk” is determined based on several criteria, including, but not limited to, an issuer’s country of domicile, the primary exchange on which an issuer’s securities trade, the location from which the majority of an issuer’s revenue is derived and an issuer’s reporting currency. However, the Fund’s portfolio manager may determine that a security is economically tied to a non-U.S. country based on other criteria or any of the foregoing criteria.  With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to non-U.S. countries if the underlying instruments of the derivatives are (i) foreign currencies (or baskets or indexes of such currencies); (ii) instruments or securities that are issued by foreign governments or by an issuer economically tied to a non-U.S. country as described above; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is classified as an issuer economically tied to a non-U.S. country as described above.
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Equity securities in which the Fund invests include common stocks, preferred stocks, partnership interests, depositary receipts and equity-equivalent securities or instruments whose value is based on common stocks, such as synthetic foreign equity securities, convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index) and index swaps.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
International Developed Markets Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in companies that are located in countries (other than the U.S.) with developed markets or that are economically tied to such countries. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund invests principally in equity securities, including common stocks and preferred stocks, issued by companies economically tied to or located in developed markets countries, other than the U.S., and in depositary receipts representing shares in such companies. The Fund’s securities are denominated principally in foreign currencies and may be held outside the U.S. The Fund’s investments span most of the developed nations of the world to maintain a high degree of diversification among countries and currencies. The Fund may invest in equity securities of companies that are economically tied to emerging market countries.
The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. However, stocks are not selected based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a “multi-style, multi-manager” approach. Subject to the approval of the Fund’s Board of Trustees, RIM selects, oversees and evaluates the Fund’s money managers and allocates Fund assets among itself and multiple money manager investment strategies. RIM may change a Fund’s asset allocation at any time. The Fund’s money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM also manages Fund assets not allocated to money manager strategies and the Fund’s cash balances and may manage portions of the Fund during transitions between money manager strategies.
With respect to the portion of the Fund that RIM manages based upon money manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each money manager’s strategy. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. For this portion of the Fund, RIM purchases and sells securities at the times and in the manner considered by RIM to be efficient for the Fund and it is expected that, generally, trades will be effected on a periodic basis, unless RIM determines that more frequent trading is appropriate due to changing market conditions or other significant factors.
Based on RIM’s analysis of the portfolio, RIM may determine that the Fund should, at any given time, have exposure to some or all of the following principal investment styles which are intended to complement one another:
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Growth Style emphasizes investments in equity securities of companies believed to have above-average earnings growth prospects.
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Value Style emphasizes investments in equity securities of companies believed to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.
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Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.
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●
Defensive Style emphasizes investments in equity securities of companies believed to have lower than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods) and lower than average earnings variability.
●
Dynamic Style emphasizes investments in equity securities of companies believed to have higher than average stock price volatility and higher than average earnings variability.
When constructing the Fund’s portfolio, including determining how to allocate the Fund’s assets among itself and the money managers’ strategies, RIM considers a variety of factors that impact the Fund’s return potential and portfolio risks. These factors include the Fund’s overall exposures, a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark (which may differ from the Fund’s benchmark(s)), as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.
With respect to the portion of the Fund managed by RIM and not allocated to money manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures (such as value, momentum, quality, capitalization size, lower volatility, growth, industry, sector, country or region). For example, RIM may utilize tools such as optimization, which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired exposures for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts and forward currency contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark(s) and RIM may use the cash equitization process to manage Fund exposures. RIM may not equitize all or a portion of the Fund's cash or use the cash equitization process to reduce market exposure. RIM generally invests any remaining U.S. cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income.
The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may purchase and sell futures and forwards contracts and enter into options (1) as a substitute for holding securities directly, (2) to manage country and currency exposure, (3) for hedging purposes, (4) to take a net short position with respect to certain issuers, sectors or markets or (5) to facilitate the implementation of its investment strategy.
The Fund will enter into spot and forward currency contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by
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purchasing forward currency contracts. The Fund may also purchase or sell foreign currencies, mainly through the use of forward currency contracts, for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies.
The Fund may purchase depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity (including with respect to the number of market participants and/or transactions) than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidences ownership of either foreign or domestic securities. The Fund typically invests in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.
Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. The Fund may also invest in equity linked notes, which are notes whose return is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities.
The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear the expenses of the REITs in addition to expenses of the Fund.
The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country.
While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund defines large and medium capitalization companies as those companies represented by the MSCI World ex USA Index or with market capitalization within the capitalization range of the MSCI World ex USA Index. As of December 31, 2024, the market capitalization of such large and medium capitalization companies ranged from approximately $1.7 billion to $280.8 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and at the time of the next index reconstitution. The Fund may invest in companies and countries not included within the MSCI World ex USA Index.
In determining if a security is economically tied to or located in a developed market country, the Fund generally looks to the “country of risk” of the issuer as determined by a third party such as Bloomberg L.P. or “country of incorporation” of the issuer, respectively. An issuer’s “country of risk” is determined based on several criteria, including, but not limited to, an issuer’s country of domicile, the primary exchange on which an issuer’s securities trade, the location from which the majority of an issuer’s revenue is derived and an issuer’s reporting currency. However, the Fund’s portfolio manager may determine that a security is economically tied to or located in a developed market country based on other criteria or any of the foregoing criteria.  As a result, a security may be economically tied to or located in more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to or located in developed market countries if the underlying instruments of the derivatives are (i) foreign currencies (or baskets or indexes of such currencies); (ii) instruments or securities that are issued by foreign governments or by an issuer economically tied to a developed market country as described above; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is an issuer economically tied to a developed market country as described above.
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Equity securities in which the Fund invests include common stocks, preferred stocks, partnership interests, depositary receipts and equity-equivalent securities or instruments whose value is based on common stocks, such as synthetic foreign equity securities, convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index) and index swaps.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
Strategic Bond Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide total return.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Bonds are fixed income and floating rate securities representing debt obligations that typically require the issuer to repay the bondholders the principal amount borrowed and generally to pay interest. The Fund considers bonds to include fixed income equivalent instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a “multi-manager” approach. Subject to the approval of the Fund’s Board of Trustees, RIM selects, oversees and evaluates the Fund’s money managers and allocates Fund assets among itself and multiple money manager investment strategies. RIM may change a Fund's asset allocation at any time. RIM may hire money managers to pursue a particular investment focus, such as specialization in certain sectors or strategies, or may hire money managers to invest across multiple sectors or strategies. The Fund’s money managers select the individual portfolio instruments for the assets assigned to them. RIM allocates most of the Fund’s assets to multiple money managers unaffiliated with RIM. RIM manages Fund assets not allocated to money manager strategies. RIM also manages the Fund's cash balances and may manage portions of the Fund during transitions between money managers.
When constructing the Fund’s portfolio, including determining how to allocate the Fund’s assets among itself and the money managers’ strategies, RIM considers a variety of factors that impact the Fund’s return potential and portfolio risks. These factors include the Fund’s overall exposures, a money manager’s investment expertise, investment approach, and expected return potential of a money manager relative to its assigned benchmark (which may differ from the Fund’s benchmark(s)), as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. Duration is a measure of sensitivity to interest rate changes and not time. RIM also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIM may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk and in order to respond to changes in market risks and opportunities.
The Fund invests in securities of issuers in a variety of sectors of the fixed income market. For example, the Fund may identify sectors of the fixed income market believed to be undervalued and focus its investments in those sectors. These sectors will differ over time. The Fund may attempt to anticipate shifts in interest rates and hold securities it expects to perform well in relation to market indexes as a result of such shifts.
The Fund may invest in mortgage related securities including mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, mortgage pass-through securities, to be announced (“TBA”) securities, interest only and inverse interest only mortgage-backed securities, principal only mortgage-backed securities and mortgage dollar rolls, that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. A dollar roll is the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. By investing in mortgage related securities, the Fund has exposure to non-agency mortgage backed securities, which may include
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Alternative A (“Alt-A”) paper, subprime and/or non-conforming mortgages. The Fund also invests in asset-backed securities, which may include, among others, credit card, automobile loan and/or home equity line of credit receivables, and collateralized loan obligations.
The Fund may invest in U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) or by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future.
The Fund may invest in debt securities that are rated below investment grade, (commonly referred to as “high-yield” or “junk bonds”) as determined by one or more nationally recognized statistical rating organizations (“NRSROs”) or in unrated securities judged to be of comparable quality. Junk bonds, and to a lesser extent other types of bonds, may be purchased at a discount and thereby provide opportunities for capital appreciation. The Fund’s investments may include debt securities that are the subject of bankruptcy proceedings, in default as to the payment of principal or interest, or rated in the lowest rating category by an NRSRO (“distressed securities”).
The Fund may purchase and sell currency futures and options on currency futures, forward currency contracts, currency swaps and currency spot and options contracts for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies. The Fund’s currency investments may seek returns through the identification of global macroeconomic and investment themes that impact financial markets, including themes specific to the currency market (e.g., exchange rate valuation), themes from other markets (such as equity, interest rate or commodity markets), or themes that relate to domestic or global economic events or external shocks (such as political events or natural disasters), or through the identification of currency market factors that are expected to result in positive returns over time. The Fund will enter into spot and forward currency contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts.
The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may purchase and sell forward and futures contracts, including interest rate forwards and futures and Treasury futures, and enter into options, when-issued transactions (also called forward commitments), swap agreements (including interest rate, index and currency swaps) or swaptions (1) as a substitute for holding securities directly, (2) for hedging purposes, (3) to take a net short position with respect to certain issuers, sectors or markets, (4) to facilitate the implementation of its investment strategy, or (5) to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. Credit default swaps resemble insurance contracts in that the seller of the swap provides the buyer with protection against specific risks of the issuer, such as defaults and bankruptcies, in exchange for a premium from the buyer. Credit default swaps may include index credit default swaps, which are contracts on baskets or indices of credit instruments, which may include tranches of commercial mortgage-backed securities (“CMBX”). The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.
The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio.
The duration of the Fund’s portfolio will typically be within one year of the duration of the Bloomberg U.S. Aggregate Bond Index, which was 6.02 years as of December 31, 2024, but may vary up to two years from the Index’s duration. The Fund has no restrictions on individual security duration. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.
A portion of the Fund’s net assets may be “illiquid” investments (i.e., investments that are not reasonably expected to be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment).
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The Fund’s investments may include variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates.
The Fund purchases loans and other direct indebtedness entitling the Fund to payments of interest, principal and/or other amounts due under the structure of the loan or other indebtedness. This may include investments in floating rate “bank loans” or “leveraged loans,” which are generally loans issued to below investment grade companies that carry floating coupon payments.  Such investments are generally rated below investment grade and are expected to exhibit credit risks similar to “high yield” or “junk” bonds.  Such investments may also be unrated, in which case the Fund relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. The Fund may invest in senior secured floating rate loans or debt and second lien or other subordinated or unsecured floating rate loans or debt.  Senior secured loans or debt are secured by specific collateral of the borrower and are senior to most other securities of the borrower in the event the borrower goes bankrupt. Second lien and subordinated loans or debt rank after senior obligations of the borrower in the event of bankruptcy and typically have a lower credit rating and therefore higher yield than senior secured loans.  Unsecured loans or debt are not secured by specific collateral of the borrower in the event of bankruptcy.  Bank loans are often issued in connection with acquisitions, leveraged buyouts, bankruptcy proceedings or financial restructurings and borrowers may have defaulted in the payment of interest or principal or in the performance of certain covenants or agreements and/or have uncertain financial conditions.
The Fund may invest in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated.
The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations.
Some of the securities in which the Fund invests may be supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.
The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).
The Fund may invest in commercial paper, including asset-backed commercial paper.
With respect to the portion of the Fund managed by RIM, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures (such as sector, industry, currency, credit or mortgage exposure or country risk, yield curve positioning or interest rates). For example, RIM may utilize tools such as optimization, which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired exposures for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs. An increase in the Fund's cash balances in anticipation of a transition to a new money manager or large redemptions may be significant and may persist for an extended period of time. The Fund may hold additional cash in connection with its investment strategy.
The Fund usually, but not always, exposes a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives (also known as “equitization” ), which typically include exchange traded fixed income futures contracts, TBAs and swaps. This exposure may or may not match the Fund’s benchmark(s) and RIM may use the cash equitization process to manage Fund exposures. RIM may not equitize a portion of the Fund’s cash or use the cash equitization process to reduce market exposure. RIM generally invests any remaining U.S. cash in (1) short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM whose investment objective is to seek to preserve principal and provide liquidity and current income, and (2) fixed income securities with a typical average portfolio duration of one year and individual effective maturities of up to five
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years, which may include U.S. and non-U.S. corporate debt securities, asset-backed securities (which may include, among others, credit card and automobile loan receivables) and money market securities similar to those invested in by the U.S. Cash Management Fund.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
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RISKS
An investment in the Funds, like any investment, has risks. The value of a Fund fluctuates and you could lose money. The following table lists the Funds and the types of principal risks the Funds are subject to. Please refer to the discussion following the chart and the Funds’ Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the Funds.
Fund	Principal Risks
U.S. Strategic Equity Fund
●Multi-Manager Approach
●Active Management Risk
●Security Selection
●Exposure Tilts and Management of Fund Exposures
●Index-Based Investing
●Non-Discretionary Implementation Risk
●Fundamental Investing
●Quantitative Investing and Models
●Equity Securities Risk
●Common Stocks
●Value Stocks
●Growth Stocks
●Defensive Stocks
●Dynamic Stocks
●Momentum Stocks
●Securities of Medium Capitalization Companies
●Derivatives (Futures Contracts, Options, Forwards and Swaps)
●Counterparty Risk
●Short Sales
●Real Estate Investment Trusts (“REITs”)
●Depositary Receipts
●Liquidity Risk
●Impact of Large Redemptions (Including Possible Fund Liquidation)
●Global Financial Markets Risk
●Information Technology Sector Risk
●Cash Management
●Securities Lending
●Cyber Security and Other Operational Risks

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Fund	Principal Risks
U.S. Small Cap Equity Fund
●Multi-Manager Approach
●Active Management Risk
●Security Selection
●Exposure Tilts and Management of Fund Exposures
●Index-Based Investing
●Non-Discretionary Implementation Risk
●Fundamental Investing
●Quantitative Investing and Models
●Equity Securities Risk
●Common Stocks
●Value Stocks
●Growth Stocks
●Defensive Stocks
●Dynamic Stocks
●Momentum Stocks
●Securities of Small Capitalization Companies
●Securities of Micro Capitalization Companies and Companies with Capitalization Smaller than the
Russell 2000® Index
●Derivatives (Futures Contracts, Options, Forwards and Swaps)
●Counterparty Risk
●Short Sales
●Real Estate Investment Trusts (“REITs”)
●Liquidity Risk
●Impact of Large Redemptions (Including Possible Fund Liquidation)
●Global Financial Markets Risk
●Financial Services Sector Risk
●Cash Management
●Securities Lending
●Cyber Security and Other Operational Risks

Global Real Estate Securities Fund
●Multi-Manager Approach
●Active Management Risk
●Security Selection
●Exposure Tilts and Management of Fund Exposures
●Index-Based Investing
●Non-Discretionary Implementation Risk
●Fundamental Investing
●Quantitative Investing and Models
●Equity Securities Risk
●Common Stocks
●Securities of Medium Capitalization Companies
●Securities of Small Capitalization Companies
●Non-U.S. Securities
●Non-U.S. Equity Securities
●Emerging Markets Securities
●Currency Risk
●Derivatives (Futures Contracts, Options, Forwards and Swaps)
●Currency Trading Risk
●Counterparty Risk
●Real Estate Securities
●Real Estate Investment Trusts (“REITs”)
●Liquidity Risk
●Impact of Large Redemptions (Including Possible Fund Liquidation)
●Global Financial Markets Risk
●Industry Concentration Risk
●Cash Management
●Securities Lending
●Cyber Security and Other Operational Risks

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Fund	Principal Risks
International Developed Markets Fund
●Multi-Manager Approach
●Active Management Risk
●Security Selection
●Exposure Tilts and Management of Fund Exposures
●Index-Based Investing
●Non-Discretionary Implementation Risk
●Fundamental Investing
●Quantitative Investing and Models
●Equity Securities Risk
●Common Stocks
●Value Stocks
●Growth Stocks
●Defensive Stocks
●Dynamic Stocks
●Momentum Stocks
●Securities of Medium Capitalization Companies
●Securities of Small Capitalization Companies
●Preferred Stocks
●Non-U.S. Securities
●Non-U.S. Equity Securities
●Emerging Markets Securities
●Currency Risk
●Equity Linked Notes
●Synthetic Foreign Equity/Fixed Income Securities
●Derivatives (Futures Contracts, Options, Forwards and Swaps)
●Currency Trading Risk
●Counterparty Risk
●Real Estate Investment Trusts (“REITs”)
●Depositary Receipts
●Liquidity Risk
●Impact of Large Redemptions (Including Possible Fund Liquidation)
●Global Financial Markets Risk
●Financial Services Sector Risk
●Cash Management
●Securities Lending
●Cyber Security and Other Operational Risks

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Fund	Principal Risks
Strategic Bond Fund
●Multi-Manager Approach
●Active Management Risk
●Security Selection
●Exposure Tilts and Management of Fund Exposures
●Index-Based Investing
●Fundamental Investing
●Quantitative Investing and Models
●Fixed Income Securities Risk
●Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”)
●U.S. and Non-U.S. Corporate Debt Securities Risk
●Government Issued or Guaranteed Securities, U.S. Government Securities
●Distressed Securities
●Bank Obligations
●Money Market Securities (Including Commercial Paper)
●Asset-Backed Commercial Paper
●Variable and Floating Rate Securities
●Mortgage-Backed Securities
●Agency Mortgage-Backed Securities
●Privately-Issued Mortgage-Backed Securities
●Reverse Mortgages
●Asset-Backed Securities
●Credit and Liquidity Enhancements
●Repurchase Agreements
●Dollar Rolls
●Loans and Other Direct Indebtedness
●Non-U.S. Securities
●Non-U.S. Fixed Income Securities
●Emerging Markets Debt
●Yankee Bonds and Yankee CDs
●Currency Risk
●Derivatives (Futures Contracts, Options, Forwards and Swaps)
●Currency Trading Risk
●Counterparty Risk
●Illiquid Investments
●Liquidity Risk
●High Portfolio Turnover Risk
●Impact of Large Redemptions (Including Possible Fund Liquidation)
●Global Financial Markets Risk
●Cash Management
●Securities Lending
●Cyber Security and Other Operational Risks

Multi-Manager Approach
While the investment strategies employed by a Fund's money managers are intended to be complementary, they may not in fact be complementary. The interplay of the various strategies employed by a Fund's multiple money managers may result in a Fund holding a significant amount of certain types of securities. This may be beneficial or detrimental to a Fund's performance depending upon the performance of those securities and the overall economic environment. The money managers selected for a Fund may underperform the market generally or other money managers that could have been selected for that Fund. The multi-manager approach could increase a Fund's portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to a Fund's portfolio securities, higher brokerage commissions and other transaction costs. The success of a Fund's investment strategy depends on, among other things, both RIM’s skill in selecting money managers and allocating assets to those money managers and on a money manager’s skill in executing the relevant investment strategy and selecting investments for the Fund.
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Active Management Risk
Actively managed investment portfolios are subject to active management risk. Despite strategies designed to achieve a Fund's investment objective, the values of investments will change with market conditions, and so will the value of any investment in a Fund and you could lose money. Investments in a Fund could be lost or a Fund could underperform other investments.
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Security Selection
The securities or instruments chosen by RIM or a money manager to be in a Fund's portfolio may not perform as RIM or the Fund's money managers expect. Security or instrument selection risk may cause a Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market. There are two types of methods to select securities, fundamental analysis and quantitative analysis. For more information about these methods, see Fundamental Investing and Quantitative Investing and Models risks in this Prospectus.
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Exposure Tilts and Management of Fund Exposures
In order to respond to changes in market risks and opportunities, RIM implements tilts or shifts in a Fund's exposures by over or underweighting certain of the portfolio’s investment characteristics relative to its index over the short, intermediate or long term. Such tilts or shifts may be ineffective, RIM’s judgments regarding perceived market risks and opportunities may be incorrect and there is no guarantee that RIM will effectively manage a Fund's overall exposures, which could cause the Fund to underperform other funds with similar investment objectives and investment strategies in the short- and/or long-term. RIM may utilize a variety of quantitative models and a variety of quantitative inputs and qualitative investment information and analysis in the management of a Fund's overall exposures. For more information about quantitative investing, see the Quantitative Investing and Models risk in this Prospectus. To seek to gain desired overall Fund exposures, RIM may use index-based strategies, including index replication and optimized index sampling. For more information about these strategies, see the Index-Based Investing risk in this Prospectus.
Index-Based Investing
The Funds may use index-based strategies, including index replication and optimized index sampling, for certain purposes, including to seek to gain desired Fund exposures. Index replication strategies seek to purchase the securities in an index or a blend of indexes (the “reference index”) in order to track the reference index’s performance. Optimized index sampling strategies do not attempt to purchase every security in the reference index, but instead purchase a sampling of securities using optimization and risk models. This process involves the analysis of tradeoffs between various factors as well as turnover and transaction costs in order to estimate optimal portfolio holdings based upon the reference index in order to achieve desired Fund exposures. Unlike index replication strategies, optimized index sampling strategies do not seek to fully replicate the reference index and a Fund may not hold all the securities and may hold securities not included in the reference index. A Fund may hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause a Fund's return to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, the portion of a Fund's portfolio utilizing an index-based strategy is subject to “tracking error” risk, which is the risk that the performance of the portion of a Fund's portfolio utilizing an index-based strategy will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows, operational inefficiencies and tax considerations.
Non-Discretionary Implementation Risk
With respect to the portion of a Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause a Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio. In addition, RIM may deviate, subject to certain limitations, from the model portfolios provided by non-discretionary money managers for various purposes and this may cause a Fund's return to be lower than if RIM had implemented the model portfolio as provided by the money manager.
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Fundamental Investing
A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security’s value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection made on the basis of a fundamental investment approach are subject to significant losses when the actual market prices of securities are materially different than from the prices predicted by the forecast resulting from the fundamental analysis. Fundamental analysis is inherently subject to the risk of not having identified all the relevant factors. In addition, the macro-economic factors considered by a money manager may be difficult to evaluate or implement. Fundamental investing is also inherently subject to the unpredictable duration of periods during which market prices and actual value as determined by such analysis will change. Security or instrument selection using a fundamental investment approach may cause a Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
Quantitative Investing and Models
Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts. This could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to a Fund's exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest as a result of the factors used in the analysis, the weight placed on each factor, and changes in underlying market conditions. As market dynamics shift over time, a previously successful input or model may become outdated and result in losses. Inputs or models may be flawed or not work as anticipated and cause a Fund to underperform other funds with similar objectives and strategies. Certain inputs and models may utilize third-party data and models that RIM believes to be reliable. However, RIM does not guarantee the accuracy of third-party data or models.
Equity Securities Risk
The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the performance of individual companies (company risk). Therefore, the value of an investment in the Funds may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, pandemics, epidemics, terrorist attacks, war, economic sanctions and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.
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Common Stocks
The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s debt instruments will take precedence over the claims of owners of common stocks.
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Value Stocks
Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
●
Growth Stocks
Investments in growth stocks are subject to the risks of common stocks. Growth company stocks generally provide minimal dividends which could otherwise offset the impact of a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.
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Defensive Stocks
Investments in defensive stocks are subject to the risks of common stocks. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks. Defensive stocks may also underperform the broad market in declining markets and over various market periods. The relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Defensive stocks may not consistently exhibit the defensive characteristics for which they were selected and may not have lower than average stock price volatility or provide less volatile returns than the broad equity market.
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Dynamic Stocks
Investments in dynamic stocks are subject to the risks of common stocks. In declining markets, dynamic stocks are likely to underperform growth, value and defensive stocks. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value. Generally, securities with higher price volatility are considered riskier investments than securities with lower price volatility. Dynamic companies may be subject to a heightened risk of bankruptcy. There is no guarantee that a company’s potential for stock price appreciation will be effectively assessed and it is possible that such judgments may prove incorrect. Dynamic investing tends to result in an overweight to medium capitalization stocks.
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Momentum Stocks
Momentum stocks are stocks of companies that exhibit positive price trends. Investments in momentum stocks are subject to the risks of common stocks.  Momentum stocks are likely to underperform the broad market in declining markets and over various market periods.  The relative performance of momentum stocks may fluctuate over time.
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Securities of Medium Capitalization Companies
Investments in securities of medium capitalization companies are subject to the risks of common stocks. However, investments in medium capitalization companies may involve greater risks than those associated with larger, more established companies. Securities of such issuers may be thinly traded, and thus, difficult to buy and sell in the market. These companies often have narrower markets, more limited operating or business history, more limited product lines, and more limited managerial or financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure and bankruptcy, which could increase the volatility of a Fund's portfolio.
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Securities of Small Capitalization Companies
Investments in securities of small capitalization companies are subject to the risks of common stocks, including the risks of investing in securities of medium capitalization companies. However, investments in small capitalization companies may involve greater risks, as, generally, the smaller the company size, the greater these risks.
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Securities of Micro Capitalization Companies and Companies with Capitalization Smaller than the Russell 2000® Index
Investments in securities of micro capitalization companies and companies with capitalizations smaller than the Russell 2000® Index are subject to the risks of common stocks, including the risks of investing in securities of medium and small capitalization companies. However, investments in such companies may involve greater risks, as, generally, the smaller the company size, the greater these risks. In addition, micro capitalization companies and companies with capitalization smaller than the Russell 2000® Index may be newly formed with more limited track records and less publicly available information.
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Preferred Stocks
Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.
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Rights, Warrants and Convertible Securities
Rights and warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Rights are similar to warrants but rights typically have shorter durations and are offered to current stockholders of the issuer. Changes in the value of a right or a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a right or a warrant may be more volatile than the price of its underlying security, and a right or a warrant may offer greater potential for capital loss.
Convertible securities can be bonds, notes, debentures, preferred stocks or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stocks. Unlike traditional convertible securities, contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances. The mandatory conversion might be automatically triggered, for instance, if a company fails to meet the minimum amount of capital described in the security, the company's regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, a Fund could experience a reduced income rate, potentially to zero.  Conversion would deepen the subordination of a Fund, hence worsening the Fund’s standing in the case of an issuer’s insolvency. In addition, some contingent convertible securities have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date.
Fixed Income Securities Risk
Fixed income securities generally are subject to the following risks: (i) Interest rate risk which is the risk that prices of fixed income securities generally rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed income securities fall and when interest rates fall, prices of fixed income securities rise. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration. The effect of changing interest rates on financial markets, including negative interest rates, cannot be known with certainty but may expose fixed-income and related markets to heightened volatility and illiquidity. Very low or negative interest rates may magnify interest rate risks. To the extent a Fund holds an investment with a negative interest rate to maturity, the Fund would generate a negative return on that investment. If negative interest rates become more prevalent in the market and/or if negative interest rates persist for a sustained period of time, investors may seek to reallocate assets to higher-yielding assets which, among other potential consequences, could result in increases in the yield and decreases in the prices of fixed-income investments over time; (ii) Market risk which is the risk that the value of fixed income securities fluctuates in response to general market and economic conditions. Fixed income markets have experienced volatility, which may result in increased shareholder redemptions; (iii) Company risk which is the risk that the value of fixed income securities fluctuates in response to the performance of individual companies; (iv) Credit and default risk which is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk which are often reflected in credit ratings. Fixed income securities may be downgraded in credit rating or go into default. While all fixed income securities are subject to credit risk, lower-rated bonds and bonds with longer final maturities generally have higher credit risks and higher risk of default; and (v) Inflation risk which is the risk that the present value of a security will be less in the future if inflation decreases the value of money.
Specific types of fixed income securities are also subject to additional risks which are described below.
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Non-Investment Grade Debt Securities (“High-Yield” or “Junk Bonds”)
Although lower rated debt securities generally offer a higher yield than higher rated debt securities, they involve higher risks, higher volatility and higher risk of default than investment grade bonds. They are especially subject to:
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Adverse changes in general economic conditions and in the industries in which their issuers are engaged;
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Changes in the financial condition of their issuers;
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Price fluctuations in response to changes in interest rates; and
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Reduced liquidity compared to higher rated securities.
As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default, which could result in a loss to a Fund. In the event of an issuer’s bankruptcy, the claims of other creditors may have priority over the claims of lower rated debt holders, leaving insufficient assets to repay the holders of lower rated debt securities.
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U.S. and Non-U.S. Corporate Debt Securities Risk
U.S. and non-U.S. corporate debt securities are subject to the same risks as other fixed income securities, including interest rate risk and market risk. U.S. and non-U.S. corporate debt securities are also affected by perceptions of the creditworthiness and business prospects of individual issuers. The underlying company may be unable to pay interest or repay principal upon maturity, which could adversely affect the security’s market value. In addition, due to less publicly available financial and other information, less stringent securities regulation, war, economic sanctions and other adverse governmental actions, investments in non-U.S. corporate debt securities may expose a Fund to greater risk than investments in U.S. corporate debt securities.
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Government Issued or Guaranteed Securities, U.S. Government Securities
Bonds guaranteed by a government are subject to the same risks as other fixed income securities, including inflation risk, price depreciation risk and default risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, bonds issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest.
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Distressed Securities
Distressed securities are securities of issuers that are experiencing significant financial or business difficulties. Investments in distressed securities may be considered speculative and may involve substantial risks not normally associated with investments in healthier companies, including the increased possibility that adverse business, financial or economic conditions will cause the issuer to default or initiate insolvency proceedings. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers, and the degree of risk associated with particular distressed securities may be difficult or impossible to determine. Distressed securities may also be illiquid, difficult to value and experience extreme price volatility. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, a Fund may lose all of its investment in the distressed security, or it may be required to accept cash or securities with a value less than a Fund's original investment.
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Bank Obligations
An adverse development in the banking industry may affect the value of a Fund's investments. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Banks are subject to extensive but different government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry. The banking industry may also be impacted by legal and regulatory developments. The specific effects of such developments are not yet fully known.
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Municipal Obligations
Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business and political developments. Lower rated municipal obligations are subject to greater credit and market risk than higher quality municipal obligations. The value of these securities, or an issuer’s ability to make payments, may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. Timely payments by issuers of industrial development bonds are dependent on the money earned by the particular facility or amount of revenues from other sources, and may be negatively affected by the general credit of the user of the facility.
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Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. In addition, the perceived increased likelihood of default among issuers of municipal bonds has resulted in increased illiquidity, increased price volatility and credit downgrades of such issuers. In addition, the current economic climate and the perceived increased likelihood of default among issuers of municipal bonds has resulted in increased illiquidity, increased price volatility and credit downgrades of such issuers. A lack of information regarding certain issuers may make their municipal securities more difficult to assess. Additionally, uncertainties in the municipal securities market could negatively affect a Fund's net asset value and/or the distributions paid by a Fund. Certain municipal obligations in which a Fund invests may pay interest that is subject to the alternative minimum tax.
To be tax exempt, municipal bonds must meet certain regulatory requirements. The failure of a municipal bond to meet these requirements may cause the interest received by a Fund from such bonds to be taxable. Interest on a municipal bond may be declared taxable after the issuance of the bond, and such a determination could be applied retroactively to the date of the issuance of the bond, causing a portion of prior distributions made by a Fund to be taxable to shareholders in the year of receipt. Additionally, income from municipal bonds may be declared taxable due to unfavorable changes in tax law, adverse interpretations by the Internal Revenue Service or noncompliant conduct of a bond issuer.
From time to time, a Fund may invest a substantial amount of its assets in municipal bonds the interest from which is paid from revenues of similar projects. If its investments are concentrated in this manner, a Fund will assume the legal and economic risks relating to such projects which may significantly impact a Fund's performance. Additionally, a Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase a Fund's exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states or regions.
A Fund may invest in various types of municipal securities that are subject to different risks. These risks may include the following:
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General Obligation Bonds Risk. Timely payments on general obligation bonds depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
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Revenue Bonds (including Industrial Development Bonds) Risk. Timely payments on revenue bonds, including industrial development bonds, depend on the money earned by the particular facility, or the amount of revenues derived from another source, and may be negatively affected by the general credit of the user of the facility.
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Private Activities Bonds Risk. Private activities bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so.
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Moral Obligation Bonds Risk. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
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Municipal Notes Risk. Municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (although the interest may be includable in taxable income for purposes of the alternative minimum tax) and that have a maturity that is generally one year or less. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, tax free commercial paper, project notes, variable rate demand notes, and tax free participation certificates. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.
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Municipal Lease Obligations Risk. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
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Money Market Securities (Including Commercial Paper)
Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. A Fund’s ability to redeem shares of a money market fund may be impacted by recent regulatory changes relating to money market funds which require the imposition of liquidity fees unless certain exceptions apply. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.
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Asset-Backed Commercial Paper
Asset-backed commercial paper is a fixed income obligation generally issued by a corporate-sponsored special purpose entity to which the corporation has contributed cash-flowing receivables such as credit card receivables or auto and equipment leases. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper. Asset-backed commercial paper is usually unregistered and, therefore, transfer of these securities is restricted by the Securities Act of 1933.
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Variable and Floating Rate Securities
A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. The interest rate on floating rate securities is ordinarily tied to, and is a specified margin above or below, the prime rate of a specified bank or some similar objective standard, such as the yield on the 90–day U.S. Treasury Bill rate, and may change as often as daily. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if the interest rates increase. Inverse floating rate securities, which are securities whose interest rate bears an inverse relationship to the interest rate on another security, may also exhibit greater price volatility than a fixed rate obligation with similar credit quality.
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Mortgage-Backed Securities
The value of mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the mortgages underlying the securities. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to prime loans, subprime loans, Alt-A loans and/or non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to prime, subprime, Alt-A and non-conforming mortgage loans may be susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund's portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
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Residential mortgages are subject to the risks of delinquencies, defaults and losses, which may increase substantially over certain periods and affect the performance of the MBS in which certain Funds may invest. Mortgage loans backing non-agency MBS are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities.
As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced MBS (a “TBA”) at a future date. At the time of purchase, the seller does not specify the particular MBS to be delivered. Instead, a Fund agrees to accept any MBS that meets specified terms agreed upon between the Fund and the seller. TBAs are subject to the risk that the underlying mortgages may be less favorable than anticipated by a Fund.
Collateralized mortgage obligations (“CMOs”) are MBS that are collateralized by mortgage loans or mortgage pass-through securities. CMOs are issued in multiple classes, often referred to as “tranches,” with each tranche having specific risk characteristics, payment structures and maturity dates. This creates different prepayment and market risks for each CMO class. The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). The principal and interest payments on the underlying mortgages may be allocated among the several tranches of a CMO in varying ways including “principal only,” “interest only” and “inverse interest only” tranches. These tranche structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. For example, an inverse interest-only class CMO entitles holders to receive no payments of principal and to receive interest at a rate that will vary inversely with a specified index or a multiple thereof. Under certain structures, particular classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of MBS.
Commercial mortgage-backed securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of property owners to make loan payments, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. Investments in CMBS are also subject to the risks of asset-backed securities generally and may be particularly sensitive to prepayment and extension risks. CMBS securities may be less liquid and exhibit greater price volatility than other types of asset-backed securities.
Adverse changes in market conditions and the regulatory climate may reduce the cash flow which a Fund, to the extent it invests in MBS or other asset-backed securities, receives from such securities and increase the incidence and severity of credit events and losses in respect of such securities. In the event that interest rate spreads for MBS and other asset-backed securities widen following the purchase of such assets by a Fund, the market value of such securities is likely to decline and, in the case of a substantial spread widening, could decline by a substantial amount. Furthermore, adverse changes in market conditions may result in reduced liquidity in the market for MBS and other asset-backed securities and an unwillingness by banks, financial institutions and investors to extend credit to servicers, originators and other participants in the market for MBS and other asset-backed securities. As a result, the liquidity and/or the market value of any MBS or asset-backed securities that are owned by a Fund may experience declines after they are purchased by a Fund.
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Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government-sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government-sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment. Since 2008, Fannie Mae and Freddie Mac have been operating under Federal Housing Finance Administration (“FHFA”) conservatorship and are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. The FHFA has made public statements regarding plans to consider ending the conservatorships. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is unclear how their respective capital structures would be constructed and what impact, if any, there would be on Fannie Mae’s or Freddie Mac’s creditworthiness and guarantees of
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certain mortgage-backed securities. Should the conservatorships end, there could be an adverse impact on the value of Fannie Mae or Freddie Mac securities, which could cause losses to a Fund.
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Privately-Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes and other risks than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike MBS issued or guaranteed by the U.S. government or a government-sponsored entity, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately-issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
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Reverse Mortgages
Certain Funds may invest in mortgage-related securities that reflect an interest in reverse mortgages.  Due to the unique nature of the underlying loans, reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities.  The date of repayment for such loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain.
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Asset-Backed Securities
Asset-backed securities may include MBS, loans (such as auto loans or home equity lines of credit), receivables or other assets. The value of a Fund's asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to subprime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a Fund to dispose of any then existing holdings of such securities. Collateralized loan obligations (“CLOs”) carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
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Credit and Liquidity Enhancements
Third parties may issue credit and/or liquidity enhancements, including letters of credit, for certain fixed income or money market securities held by a Fund. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of the entity issuing the enhancement, if contemporaneous with adverse changes in the enhanced security, could cause losses to a Fund and may affect its net asset value. The use of credit and liquidity enhancements exposes a Fund to counterparty risk, which is the risk that the entity issuing the credit and/or liquidity enhancement may not be able to honor its financial commitments.
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Repurchase Agreements
Repurchase agreements may be considered a form of borrowing for some purposes and their use involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, a Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be
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delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities that are collateral for a loan by a Fund are not within its control and therefore the realization by a Fund on such collateral may be automatically stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.
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Dollar Rolls
A Fund may enter into dollar rolls subject to its limitations on borrowings. A dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. Dollar rolls are generally subject to a number of risks such as leverage risk, liquidity risk, market risk, counterparty risk, operational risk and legal risk.
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Loans and Other Direct Indebtedness
Loans and other direct indebtedness involve the risk that a Fund will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower. Default or an increased risk of default in the payment of interest or principal on a loan results in a reduction in income to a Fund, a reduction in the value of the loan and a potential decrease in a Fund's net asset value. The risk of default increases in the event of an economic downturn or a substantial increase in interest rates. If a borrower defaults on its obligations, a Fund may end up owning any underlying collateral securing the loan and there is no assurance that sale of the collateral would raise enough cash to satisfy the borrower’s payment obligation or that the collateral can be liquidated. If the terms of a loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the original collateral, a Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loan. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of bankruptcy of the borrower. Senior loans are subject to the risk that a court may not give lenders the full benefit of their senior positions. In addition, there is less readily available, reliable information about most senior loans than is the case for many other types of securities. With limited exceptions, a Fund will generally take steps intended to ensure that it does not receive material non-public information about the issuers of senior or floating rate loans who also issue publicly-traded securities and, therefore, a Fund may have less information than other investors about certain of the senior or floating rate loans in which the Fund seeks to invest. A Fund’s intentional or unintentional receipt of material non-public information about such issuers could limit the Fund’s ability to sell certain investments held by the Fund or pursue certain investment opportunities, potentially for a substantial period of time. Loans and other forms of direct indebtedness are not registered under the federal securities laws and, therefore, do not offer securities law protections against fraud and misrepresentation. Each Fund relies on RIM’s and/or the money manager(s)' research in an attempt to avoid situations where fraud or misrepresentation could adversely affect a Fund. Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand. The market for loan obligations may be subject to extended trade settlement periods (which may exceed seven (7) days). Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund's redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or take other actions if necessary to raise cash to meet its obligations.
The highly leveraged nature of many such loans, including floating rate “bank loans” or “leveraged loans,” and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Bank loans have recently experienced significant investment inflows and if inflows reverse, bank loans could be subject to liquidity risk and lose value. Bank loans generally are subject to legal or contractual restrictions on resale and to illiquidity risk, including potential illiquidity resulting from extended trade settlement periods. In addition, investments in bank loans are typically subject to the risks of floating rate securities and “high yield” or “junk bonds.” Investments in such loans and other direct indebtedness may involve additional risk to a Fund. Senior loans made in connection with highly leveraged transactions are subject to greater risks than
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other senior loans. For example, the risks of default or bankruptcy of the borrower or the risks that other creditors of the borrower may seek to nullify or subordinate a Fund's claims on any collateral securing the loan are greater in highly leveraged transactions.
In addition, covenants contained in loan documentation are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s operations or assets and by providing certain information and consent rights to lenders. In addition to operational covenants, loans and other debt obligations often contain financial covenants which require a borrower to satisfy certain financial tests at periodic intervals or to maintain compliance with certain financial metrics. The Funds are exposed to loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations, which are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.
A Fund’s investment in “leveraged loans” may include an investment in “covenant lite” loans. Covenant lite loans, the terms and conditions of which may vary by instrument, may contain fewer or less restrictive financial maintenance covenants or restrictions compared to other loans that might otherwise enable an investor to proactively enforce financial covenants or prevent undesired actions by the borrower. As a result, the Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans or debt securities with more restrictive covenants, which may result in losses to the Fund.
As a Fund may be required to rely upon an interposed bank or other financial intermediary to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. In purchasing loans or loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with the interposed bank or other financial intermediary.
Non-U.S. Securities
A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund's foreign assets. Non-U.S. laws and accounting standards in some cases may not be as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets and taxes and transaction costs may be higher. Additionally, international markets may experience delays and disruptions in securities settlement procedures for a Fund's portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.
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Non-U.S. Equity Securities
Non-U.S. equity securities are subject to all of the risks of equity securities generally, but can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally may not be subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.
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Non-U.S. Fixed Income Securities
A Fund’s non-U.S. fixed income securities are typically obligations of sovereign governments and corporations. They may also be issued by non-U.S. government agencies or instrumentalities. No assurance can be given that a non-U.S. government will provide financial support to government agencies or instrumentalities and therefore bonds issued by non-U.S. government agencies or instrumentalities may involve risk of loss of principal and interest. As with any fixed income securities, non-U.S. fixed income securities are subject to the risk of being downgraded in credit rating and to the risk of default. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with these foreign investments.
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Emerging Markets Securities
Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund's portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. Emerging market countries may also be more likely to experience the imposition of economic sanctions by foreign governments. For more information about sanctions, see the Global Financial Markets Risk in this Prospectus.
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Emerging Markets Debt
A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
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Brady Bonds
Brady Bonds involve various risk factors including residual risk (i.e., the risk of losing the uncollateralized interest and principal amounts on the bonds) and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds will not be subject to restructuring arrangements or to requests for new credit, which may cause a loss of interest or principal on any of the holdings.
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Yankee Bonds and Yankee CDs
Non-U.S. corporations and banks issuing dollar denominated instruments in the U.S. (Yankee Bonds or Yankee CDs) are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks, reserve requirements, loan limitations and examinations. This complicates efforts to analyze these securities and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.
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Currency Risk
Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to market events, actions of governments or their central banks or political developments in the U.S. or abroad. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of a Fund. Securities held by a Fund which are denominated in U.S. dollars are still subject to currency risk.
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Synthetic Foreign Equity/Fixed Income Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants)
Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, currency risk and the risks associated with investments in non-U.S. securities. In the case of any exercise of these instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise and/or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
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Equity Linked Notes
An equity linked note is a note, typically issued by a company or financial institution, whose return is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.
Derivatives (Futures Contracts, Options, Forwards and Swaps)
Derivatives and other similar instruments are financial contracts whose value depends on, or is derived from, the value of an underlying instrument. Various derivative instruments are described in more detail under “Other Financial Instruments Including Derivatives” in the Statement of Additional Information. Derivatives may be used as a substitute for taking a position in the underlying instrument and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. Derivatives may also be used for leverage, to facilitate the implementation of an investment strategy or to take a net short position with respect to certain issuers, sectors or markets. A Fund may also use derivatives to pursue a strategy to be fully invested or to seek to manage portfolio risk.
Investments in a derivative instrument could lose more than the initial amount invested, and certain derivatives have the potential for unlimited loss. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices, and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. Certain Funds' use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. Investments in derivatives can cause a Fund's performance to be more volatile. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security, which exposes a Fund to a heightened risk of loss.
The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in conventional securities, physical commodities or other investments. Derivatives are generally subject to a number of risks such as leverage risk, liquidity risk, market risk, credit risk, default risk, counterparty risk, management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If a Fund's predictions of the direction of movements of the prices of the underlying instruments are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) dependence on the ability to predict correctly the direction of movements of the prices of the underlying instruments; (ii) imperfect correlation between the price of the derivative instrument and the underlying instrument and the risk of mispricing or improper valuation; (iii) the fact that skills needed to use these strategies are different from those needed for traditional portfolio management; (iv) the absence of a liquid secondary market for any particular instrument at any time, which risk
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is heightened for highly customized derivatives, including swaps; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (vi) for over-the-counter (“OTC”) derivative products and structured notes, additional credit risk, the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the derivative is based; (vii) the possible inability of a Fund to purchase or sell a portfolio holding at a time that otherwise would be favorable for it to do so, or the possible need to sell the holding at a disadvantageous time, due to the requirement that the Fund post certain types of securities or cash as margin or collateral in connection with use of certain derivatives; and (viii) for options, the change in volatility of the underlying instrument due to general market and economic conditions or other factors, which may negatively affect the value of such option.
There is no assurance that a liquid secondary market will exist for certain derivatives in which a Fund may invest. Participation in the option or futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. In many cases, a relatively small price movement in a futures or option contract may result in immediate and substantial loss or gain to the holder relative to the size of a required margin deposit or premium received. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in an option, forward, swap or futures contract.
Although a Fund will not borrow money in order to increase its trading activities, leveraged swap transactions may experience substantial gains or losses in value as a result of relatively small changes in the value or level of an underlying or related market factor. A swap transaction may be modified or terminated only by mutual consent of the original parties, subject to agreement on individually negotiated terms. Therefore, it may not be possible for a Fund to modify, terminate or offset the Fund’s obligations or the Fund's exposure to the risks associated with a transaction prior to its scheduled termination date.
Credit default swap contracts may involve greater risks than if a Fund invested in the reference obligation (the underlying debt upon which a credit derivative is based) directly since, in addition to the risks relating to the reference obligation, credit default swaps are subject to the risks inherent in the use of swaps, including illiquidity risk and counterparty risk. The Funds may act as either the buyer or the seller of a credit default swap. A Fund will generally incur a greater degree of risk when selling a credit default swap than when purchasing a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what the Fund pays to the buyer, resulting in a loss of value to the Fund. Certain standardized swaps, including certain credit default swaps, are subject to mandatory clearing, and more are expected to be subject to mandatory clearing in the future. In addition, there may be disputes between the buyer and seller of a credit default swap agreement, or within the swaps market as a whole, as to whether a credit event has occurred or what the payment should be. Such disputes could result in litigation or other delays, and the outcome could be adverse for the buyer or seller. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives, but cleared contracts are not risk-free. Clearing may subject a Fund to increased costs and/or margin requirements. Credit default swaps may include index credit default swaps, which are contracts on baskets or indices of credit instruments, which may include tranches of commercial mortgage-backed securities (“CMBX”).
Certain derivatives, including swaps, may be subject to fees and expenses, and by investing in such derivatives indirectly through a Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund.
If a put or call option purchased by a Fund is not sold when it has remaining value, and if, on the option expiration date, the market price of the underlying security or index, in the case of a purchased put, remains equal to or greater than the exercise price or, in the case of a purchased call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. When a Fund sells (i.e., writes) an option on a security or index, movements in the price of the underlying security or value of the index may result in a loss to the Fund, which may be unlimited for uncovered call positions.
A Fund may be unable to close out its derivatives positions when desired.
Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, RIM or the money manager may wish to retain a Fund's position in the derivative instrument by entering into a similar contract, but may be unable to do so if the
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counterparty to the original contract is unable or unwilling to enter into the new contract and no other appropriate counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. The ability to use derivatives may also be limited by certain regulatory and tax considerations.
The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, OTC transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
The SEC rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies requires funds to trade derivatives and other transactions that create future payment or delivery obligations subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements.
Currency Trading Risk
Certain Funds may engage in foreign currency transactions to hedge against uncertainty in the level of future exchange rates and/or to effect investment transactions to generate returns consistent with a Fund's investment objectives and strategies (i.e., speculative currency trading strategies). Foreign currency exchange transactions will be conducted on either a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts to purchase or sell currency at a future date. Certain Funds may also enter into options on foreign currencies. Currency spot, forward and option prices are highly volatile, and may be illiquid. Such prices are influenced by, among other things: (i) changing supply and demand relationships; (ii) government trade, fiscal, monetary and exchange control programs and policies; (iii) national and international political and economic events; and (iv) changes in interest rates. From time to time, governments intervene directly in these markets with the specific intention of influencing such prices. Currency trading may also involve economic leverage (i.e., the Fund may have the right to a return on its investment that exceeds the return that the Fund would expect to receive based on the amount contributed to the investment), which can increase the gain or the loss associated with changes in the value of the underlying instrument. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold and also can be subject to other risks described under “Derivatives” above. Due to the tax treatment of gains and losses on certain currency forward and options contracts, the use of such instruments may cause fluctuations in a Fund's income distributions, including the inability of a Fund to distribute investment income for any given period. As a result, a Fund's use of currency trading strategies may adversely impact a Fund's ability to meet its investment objective of providing current income. Many foreign currency forward contracts will eventually be exchange-traded and cleared. Although these changes are expected to decrease the credit risk associated with bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free.
Counterparty Risk
Counterparty risk is the risk that the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the delivery conditions of the contract or transaction and the related risk of having concentrated exposure to a counterparty. Counterparty risk is inherent in many transactions, including, but not limited to, transactions involving over-the-counter derivatives, repurchase agreements, securities lending, short sales, credit and liquidity enhancements and equity or commodity-linked notes.
Short Sales
The U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the
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fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position. Short sales and short sales “against the box” are generally subject to a number of risks such as leverage risk, liquidity risk, market risk, counterparty risk, operational risk and legal risk.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent a Fund uses the proceeds it receives from short sales to purchase other securities, the risks associated with the short sales, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s NAV. Each of the U.S. Strategic Equity Fund and U.S. Small Cap Equity Fund currently engage in short sale transactions that are effected through State Street but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds' respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street's books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). For a further discussion of the risks associated with securities lending, see “Securities Lending” risk description below. To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds' custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
Securities of Other Investment Companies
If a Fund invests in other investment companies, including exchange traded funds (“ETFs”), shareholders will bear not only their proportionate share of the Fund’s expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of a Fund but also to the portfolio investments of the underlying investment companies. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares can trade at either a premium or discount to net asset value. If an ETF held by a Fund trades at a discount to net asset value, the Fund could lose money even if the securities in which the ETF invests go up in value.
Real Estate Securities
Just as real estate values go up and down, the value of the securities of real estate companies in which a Fund invests also fluctuates. A Fund that invests in real estate securities is also indirectly subject to the risks associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic and real estate market conditions, changes in debt financing availability and terms, increases in property taxes or other operating expenses, environmental damage and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.
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Real Estate Investment Trusts (“REITs”)
REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. Moreover, the underlying portfolios of REITs may not be diversified, and therefore subject to the risk of investing in a limited number of properties. REITs are also dependent upon management
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skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing to maintain their exemption from certain federal securities laws. The value of a REIT may also be affected by changes in interest rates. In general, during periods of high interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Rising interest rates generally increase the cost of financing for real estate projects, which could cause the value of an equity REIT to decline. During periods of declining interest rates, mortgagors may elect to prepay mortgages held by mortgage REITs, which could lower or diminish the yield on the REIT. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
Depositary Receipts
Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing a Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt. The Funds may invest in both sponsored and unsponsored depositary receipts, which are purchased through “sponsored” and “unsponsored” facilities, respectively. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without the participation of the issuer of the underlying security. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.
Illiquid Investments
An illiquid investment is one that is not reasonably expected to be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. A Fund may not be able to sell an illiquid or less liquid investment quickly and at a fair price, which could cause the Fund to realize losses on the investment if the investment is sold at a price lower than that at which it had been valued. An illiquid investment may also have large price volatility.
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid or less liquid (i.e., there may be a significant reduction in trading activity, including in the number of market participants or transactions, in such investments) under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid investments and the difficulty in purchasing and selling such investments or instruments, a Fund may be unable to achieve its desired level of exposure to a certain sector. In addition, to the extent a Fund trades in illiquid or less liquid markets, it may be unable to dispose of or purchase investments at favorable prices in order to satisfy redemptions or subscriptions. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. For derivatives, this also includes the risk involving liquidity demands that derivatives can create to make payments of margin or settlement payments to counterparties. Such events and conditions may adversely affect the value of a Fund's investments, result in greater market or liquidity risk or cause difficulty valuing a Fund's portfolio instruments or achieving a Fund's objective. To the extent that a Fund's principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, a Fund will tend to have the greatest exposure to liquidity risk. Additionally, fixed income securities can become difficult to sell, or less liquid, for a variety of reasons, such as a lack of a liquid trading market.
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High Portfolio Turnover Risk
Certain Funds may engage in active and frequent trading, which may result in higher portfolio turnover rates and higher transaction costs than that of a typical mutual fund and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income. These effects of higher than normal portfolio turnover may adversely affect Fund performance. Higher portfolio turnover rates may also increase a Fund's operational risk.
Impact of Large Redemptions (Including Possible Fund Liquidation)
Large redemption activity could result in a Fund being forced to sell portfolio securities at a loss or before RIM or the money managers would otherwise decide to do so. Periods of market illiquidity may exacerbate this risk for fixed income and money market funds. To the extent a Fund is invested in a money market fund, regulations applicable to money market funds subject the Fund’s redemption from such money market fund to liquidity fees unless certain exceptions apply. Large redemptions in a Fund may also result in increased expense ratios (including as a result of the Fund’s expenses being allocated over a smaller asset base), higher and/or accelerated levels of realized capital gains or losses with respect to a Fund's portfolio securities which may cause non-redeeming shareholders in the Fund to receive larger capital gain distributions than they otherwise would have received during or with respect to the year in which such large redemptions occur, higher Fund cash levels in anticipation of the redemptions (which may persist for an extended period of time), higher brokerage commissions and other transaction costs. Large redemptions can also affect the liquidity of the Fund’s portfolio because the Fund may be unable to sell illiquid investments at its desired time or price or the price at which the securities have been valued for purposes of the Fund’s net asset value. As a result, the large redemption activity could adversely affect the Fund’s ability to conduct its investment program which, in turn, could adversely impact the Fund’s performance.
The Funds may be used as investments for funds of funds that have the same investment adviser as the Funds. The Funds may also be used as investments in asset allocation programs sponsored by certain Financial Intermediaries, including pursuant to model strategies provided by RIM. Under these circumstances, these Funds may have (and certain of the Funds currently do have) a large percentage of their Shares owned by such funds of funds or through such asset allocation programs. Should RIM or such Financial Intermediary change investment strategies or investment allocations such that fewer assets are invested in a Fund or a Fund is no longer used as an investment, the Fund could experience large redemptions of its Shares up to, and including, the entire investment held by the funds of funds or asset allocation program(s). Large redemptions may result in a Fund no longer remaining at an economically viable size, in which case, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments in the Fund at an inopportune time.
Global Financial Markets Risk
Global economies and financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. This could cause a Fund to underperform other types of investments.
The severity or duration of such conditions and/or events may be affected by policy changes made by governments or quasi-governmental organizations. During the recent global financial crisis, instability in the financial markets led governments across the globe to take a number of unprecedented actions designed to support the financial markets. More recently, instability in financial markets caused governments across the globe to again take certain actions designed to support financial markets as well as financial and other institutions in light of extreme financial market volatility. There is no guarantee that these actions will have their intended effect on financial markets. Future government regulation and/or intervention could also change the way in which a Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude a Fund's ability to achieve its investment objective. In addition, governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions, which may affect a Fund's investments in ways that are unforeseeable.
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Furthermore, a country’s economic conditions, political events, military action and/or other conditions may lead to foreign government intervention and the imposition of economic sanctions. Such sanctions may include (i) the prohibition, limitation or restriction of investment, the movement of currency, securities or other assets; (ii) the imposition of exchange controls or confiscations; and (iii) barriers to registration, settlement or custody. Sanctions may impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, which may negatively impact the value and/or liquidity of such investments.
In certain countries, including the U.S., total public debt as a percentage of gross domestic product has grown rapidly since the beginning of the global financial crisis. High levels of national debt may raise concerns that a government will be unable to pay investors at maturity, may cause declines in currency valuations or prevent such government from implementing effective fiscal policy. Rating services have, in the past, lowered their long-term sovereign credit rating on the U.S. Because certain Funds invest in securities supported by the full faith and credit of the U.S. government, the market prices and yields of such securities may be adversely affected by any actual or potential downgrade in the rating of U.S. long-term sovereign debt.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”) may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event. Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund's investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund's investments and performance.
RIM will monitor developments in financial markets and seek to manage each Fund in a manner consistent with achieving each Fund's investment objective, but there can be no assurance that it will be successful in doing so. In addition, RIF has established procedures to value instruments for which market prices may not be readily available.
Industry Concentration Risk
Funds that concentrate their investments in certain industries carry a much greater risk of adverse developments in those industries than funds that invest in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.
Financial Services Sector Risk
Certain Funds may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of a Fund's investments more than if the Fund were not invested to such a degree in this sector. Companies in the financial services sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory and monetary policy changes. For example, challenging economic and business conditions can significantly impact financial services companies due to increased defaults on payments by borrowers. The Funds and issuers in which the Funds invest may be negatively impacted by bank failures, resulting market conditions and potential legislative and regulatory responses. Political and regulatory changes may affect the operations and financial results of financial services companies, potentially imposing additional costs and expenses or restricting their business activities.
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Information Technology Sector Risk
To the extent that a Fund invests significantly in the information technology sector, a Fund will be sensitive to changes in, and the Fund’s performance may depend to a greater extent on, the overall condition of the information technology sector. The information technology sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation. Companies in the technology sector may also be adversely affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, both domestically and internationally, product compatibility, corporate capital expenditure and competition for the services of qualified personnel. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, aggressive pricing, changes in demand, and competition to attract and retain the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and other intellectual property rights. A technology company’s loss or impairment of these rights may adversely affect the company’s profitability. The technology sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.
Cash Management
A Fund may expose its cash to the performance of certain markets by purchasing equity securities (in the case of equity funds) or fixed income securities (in the case of fixed income funds) and/or derivatives. This approach increases a Fund's performance if the particular market rises in value and reduces a Fund's performance if the particular market declines in value. However, the performance of these instruments may not correlate precisely to the performance of the corresponding market and RIM or a money manager may not effectively select instruments to gain market exposure. As a result, while the goal is to achieve market returns, this strategy may underperform the applicable market. In addition, the sale of equity index put options with respect to a Fund's cash may reduce a Fund's performance if equity markets decline.
Securities Lending
If a borrower of a Fund's securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that a Fund may incur costs or possible losses in excess of the fees received in connection with a securities lending transaction, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.
Cyber Security and Other Operational Risks
An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers. Other disruptive events may include, but are not limited to, natural disasters, public health events, labor shortages, supply chain interruptions and overall economic and financial market instability that adversely affect a Fund’s ability to conduct business by, among other things, inhibiting the ability of employees of affiliates of the Funds or third-party service providers from performing their responsibilities. While the Funds seek to minimize such events through controls and oversight, there may still be events or failures that could cause losses to a Fund. In addition, as the use of technology increases, the Funds may be more susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Funds to lose proprietary information or operational capacity or suffer data corruption. As a result, the Funds may incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cyber security breaches of the Funds’ third-party service providers or issuers in which the Funds invest may also subject the Funds to many of the same risks associated with direct cyber security breaches. The Funds and the Funds’ third-party service providers may also maintain sensitive information (including relating to personally identifiable information of investors) and a cyber security breach may cause such information to be lost, improperly accessed, used or disclosed.
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The Funds have established business continuity plans and risk management systems designed to reduce the risks associated with cyber security breaches and disruptive events. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, primarily because unknown threats and events may emerge in the future. There is no guarantee that such business continuity plans will be effective in reducing the risks associated with disruptive events or prevent cyber security breaches, especially because the Funds do not directly control the systems or operations of issuers in which a Fund may invest, trading counterparties or third-party service providers. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders could be negatively impacted by such disruptive events or cyber security incidents.
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PORTFOLIO HOLDINGS
A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.
DIVIDENDS AND DISTRIBUTIONS
Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year.
Income Dividends
The amount and frequency of distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:
Declared	Payable	Funds
Quarterly	April, July, October and Mid-December	U.S. Strategic Equity, U.S. Small Cap Equity, Global Real Estate Securities and Strategic Bond Funds
Annually	Mid-December	International Developed Markets Fund
An additional distribution of net investment income may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund.
Capital Gains Distributions
The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-February to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Consequently, capital gains distributions may be expected to vary considerably from year to year.
Automatic Reinvestment
Dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Fund Shares, unless your Insurance Company elects to have the dividends or distributions paid in cash or invested in another Fund.
additional information about TAXES
Fund Shares are offered to Separate Accounts of Insurance Companies to fund the Policies they issue. Additionally, Insurance Companies may invest their own general account assets in RIF. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the Policies and the holders thereof, see the discussion regarding “Federal Tax Considerations” included in the prospectus for the Policies.
Each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations thereunder. These requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer, and, because Section 817(h) and the regulations thereunder treat a Fund’s assets as assets of the related separate account, these limitations also apply to the Fund’s assets that may be invested in securities of a single issuer. Generally, the regulations provide that, as of the end of each calendar quarter, or within 30 days thereafter, no more than 55% of a Fund’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. A U.S. government security includes any security issued or guaranteed or insured by the U.S. or an instrumentality of the U.S. Failure of a Fund to satisfy the Section 817(h) requirements could result in adverse tax consequences to the Insurance Company and holders of Policies, other than as described in the prospectus for the Policies.
Dividends paid out of a Fund’s net investment income and net short-term capital gains will be taxable to an Insurance Company as ordinary income. Distributions of long-term capital gains, if any, earned by a Fund are taxable to
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an Insurance Company as long-term capital gains, regardless of how long the Insurance Company has held its shares. Fund distributions are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares. Insurance Companies should consult their own tax advisers as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.
Foreign exchange gain or loss arising from a Fund's foreign currency-denominated investments may increase or reduce the amount of ordinary income distributions made to an Insurance Company.
The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Funds and their shareholders; see the Statement of Additional Information and Policy prospectus for a more detailed discussion. You are urged to consult with your tax adviser.
HOW NET ASSET VALUE IS DETERMINED
Net Asset Value Per Share
The net asset value per share is calculated for Shares of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Each Fund will normally determine net asset value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time). If the NYSE has an unscheduled early closing on a day it has opened for business, the Funds reserve the right to treat such day as a business day of the Funds and calculate a Fund’s net asset value as of the normally-scheduled close of regular trading on the NYSE for that day, so long as the Funds’ management believes there remains an adequate market to meet purchase and redemption orders for that day. Market volatility regulations provide for circuit breakers which represent the thresholds at which trading is halted market-wide for single-day declines in the S&P 500® Index. Circuit breakers halt trading on the nation's stock markets during dramatic drops and are set at 7%, 13% and 20% of the closing price for the previous day. For a Level 3 halt (20% decline), trading will halt for the remainder of the trading day and each Fund will determine net asset value as of the early close of trading on the NYSE.
A Fund reserves the right to close, and therefore not calculate a Fund’s net asset value for that day, if the primary trading markets of the Fund’s portfolio instruments are closed (such as holidays on which such markets are closed) and the Fund’s management believes that there is not an adequate market to meet purchase or redemption requests on such day.
The price of Fund Shares is based on a Fund’s net asset value and is computed by dividing the current value of a Fund’s assets (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by a Fund or a Fund agent. Investments in other open-end management investment companies registered under the 1940 Act (if any), are valued based upon the net asset value of those open-end management investment companies.  The prospectuses for these companies explain the circumstances under which fair value pricing will be used and the effects of using fair value pricing.  Investments in ETFs will generally be valued at the last sale price or official closing price on the exchange on which they are principally traded. See “Additional Information About Purchase of Fund Shares,” and “Additional Information About Redemption of Fund Shares” for more information.
Valuation of Portfolio Securities
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund's investments that do not have readily available market quotations, the Board has designated RIM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act. However, the Board retains oversight over the valuation process.
Ordinarily, the Funds value each portfolio instrument based on prices provided by pricing sources and services or brokers (when permitted by the market value procedures). Equity securities (including exchange traded funds) are generally valued at the last quoted sale price or the official closing price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Listed options are valued on the basis of the closing mean price and exchange listed futures contracts are valued on the basis of settlement price. Swaps may be valued at the
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closing price, clean market price or clean exchange funded price provided by a pricing service or broker or based on the valuation of the underlying security depending on the type of swap being valued. Listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued at the last quoted sale price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Non-listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued using the price supplied by a pricing service or broker, which may be an evaluated bid (a form of fair value pricing).  Evaluated bids are derived from a matrix, formula or other objective method that takes into consideration actual trading activity and volume, market indexes, credit quality, maturity, yield curves or other specific adjustments. Fixed income securities that have 60 days or less remaining until maturity at the time of purchase are valued using the amortized cost method of valuation, unless it is determined that the amortized cost method would result in a price that would be deemed to be not reliable. Issuer-specific conditions (e.g., creditworthiness of the issuer and the likelihood of full repayment at maturity) and conditions in the relevant market (e.g., credit, liquidity and interest rate conditions) are among the factors considered in this determination. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.
If market quotations or pricing service prices are not readily available for an instrument or are considered not reliable because of market and/or issuer-specific information, the instrument will be valued at fair value, as determined in accordance with the fair value procedures. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that RIM believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund Shares and the daily movement of the benchmark index if the index is valued using another pricing method.
This policy is intended to assure that the Funds' net asset values fairly reflect portfolio instrument values as of the time of pricing. Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of the net asset values for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities will use fair value pricing more often (typically daily) since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.
ADDITIONAL INFORMATION ABOUT Purchase of Fund Shares
Insurance Companies place orders for their Separate Accounts based on, among other things, the amount of premium payments to be invested pursuant to Policies. Insurance Companies may also place orders for their general accounts. Individuals may not place orders directly with RIF. See the prospectus of the Separate Account and Policies of the Insurance Company for more information on the purchase of Fund Shares and with respect to the availability for investment in specific Funds. The Funds do not issue share certificates. Any minimum or subsequent investment requirements are governed by the applicable Policy through which you invest.
Orders to purchase Fund Shares are normally based on premiums and transaction requests received by each Insurance Company prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on any business day of the Funds (defined as a day on which the NYSE is open for regular trading). Each Insurance Company then submits purchase orders to the Funds in accordance with procedures established by the Insurance Company. Normally, all orders represented to the Funds by an Insurance Company as having been received prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on any business day of the Funds will be effected at the net asset value of
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the applicable Fund determined on that day if RIF receives the order in proper form and in accordance with applicable requirements on the next business day before 11:00 a.m. Eastern Time. Federal funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) in the net amount of such orders shall be received by RIF on such next business day in accordance with applicable requirements by 2:00 p.m. Eastern Time. It is each Insurance Company’s responsibility to properly transmit purchase orders and Federal funds in accordance with applicable requirements. Policy owners should refer to the prospectus for their Policy and Separate Account in this regard.
RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS
The Board has adopted frequent trading policies and procedures which are described below. The Funds will apply these policies uniformly. The Funds discourage frequent purchases and redemptions of Fund Shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders. Each action specified below may be taken by a Fund and/or one of its agents (i.e., RIM or RIFUS).
Each Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason. A Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund determines that accepting the order could interfere with the efficient management of a Fund’s portfolio or otherwise not be in a Fund’s best interests.
In the event that a Fund rejects an exchange request, the Fund will seek additional instructions from the Insurance Company regarding whether or not to proceed with the redemption side of the exchange.
Frequent Trading Policies and Limitations on Trading Activity
Frequent trading of Fund Shares, often in response to short-term fluctuations in the market, also known as “market timing,” is not knowingly permitted by the Funds. Policy owners who are market timers should not direct that an investment be made in the Funds. The Funds are intended for long-term investors. The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by Policy owners or Insurance Companies. These actions include notifying an Insurance Company of the activity and requesting assistance from an Insurance Company in stopping the activity.
Each Fund monitors for “substantive” round trip trades over a certain dollar threshold that each Fund determines, in its discretion, could adversely affect the management of the Fund. A single substantive round trip is a purchase and redemption or redemption and purchase of Shares of a Fund within a rolling 60 day period. Each Fund permits two substantive round trip trades within a 60 day period.
While the Funds monitor for substantive trades over a certain dollar threshold, a Fund may deem any round trip trade to be substantive depending on the potential impact to the applicable Fund or Funds.
If after two “substantive” round trips, an additional purchase or redemption transaction is executed within that rolling 60 day period, future purchase transactions will be rejected or restricted for 60 days. If after expiration of such 60 day period, there are two “substantive” round trips followed by an additional purchase or redemption transaction within that rolling 60 day period, that Policy owner’s or Insurance Company’s right to purchase Shares of any Fund advised by RIM may be permanently revoked.
Because the Funds do not have direct access to a Policy owner's account to implement the purchase revocation, the Funds will require the Insurance Company to impose similar revocation of purchase privileges on the Policy owner. In the event that the Insurance Company cannot, due to regulatory or legal obligations, impose a revocation of purchase privileges, the Funds may accept an alternate trading restriction reasonably designed to protect the Funds from improper trading practices.
Any exception to the revocation of a Policy owner’s or Insurance Company’s purchase privileges, or an alternative trading restriction designed to protect the Funds from improper trading practices, must be approved by the Funds’ Chief Compliance Officer (“CCO”).
The Funds will use their best efforts to exercise the Funds’ right to restrict or reject purchase and exchange orders as described above.
In certain circumstances, with prior agreement between an Insurance Company and the Funds, the Funds may rely on an Insurance Company's frequent trading policies if it is determined that the Insurance Company's policies are sufficient
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to detect and deter improper frequent trading. Any reliance by the Funds on an Insurance Company's frequent trading policies must be approved by the CCO after a determination that such policies are sufficient to detect and deter improper frequent trading. Therefore, with respect to frequent trading, Policy owners who invest through an Insurance Company should be aware that they may be subject to the policies and procedures of their Insurance Company which may be more or less restrictive than the Funds’ policies and procedures.
This policy will not apply to:
●
Transactions in a Fund by certain other funds (i.e., funds of funds), including any Russell Investment Company and Russell Investment Funds funds of funds, and any other approved unaffiliated fund of funds. RIM and the Board of Trustees believe these transactions do not offer the opportunity for price arbitrage.
●
Trading associated with asset allocated programs where the asset allocation has been developed by RIM or an affiliate of RIM and RIM has transparency into the amount of trading and the ability to monitor and assess the impact to the Funds or scheduled rebalancing of asset allocated programs based on set trading schedules within specified limits.
●
Systematic purchase or redemption programs, and transactions not directed by the shareholder or participant, such as payroll contributions and distribution reinvestments.
In applying the policy on limitations on trading activity, the Funds consider the information available at the time and reserve the right to consider trading history in any Fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges.
This policy will not affect any Insurance Company's redemption rights.
Limitations on the Ability to Detect and Curtail Frequent Trading
The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. While the Funds have the authority to request and analyze data on Policy owners and will use their best efforts to enforce the policy described above, there may be limitations on the ability of the Funds to detect and curtail frequent trading practices and the Funds may not be able to completely eliminate the possibility of improper trading under all circumstances. Policy owners seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds will be able to identify each such Policy owner or curtail their trading practices.
Any exceptions to this policy may only be made by the CCO, after a determination that the transaction does not constitute improper trading or other trading activity that may be harmful to the Funds.
Because Insurance Companies hold the interests of Policy owners in Separate Accounts, the Funds currently have a very limited ability to monitor and detect frequent trading by Policy owners and have no ability to curtail frequent trading without the cooperation of the Insurance Companies. As a result of the Fund’s limited ability to monitor and detect frequent trading and its dependence on the cooperation of Insurance Companies to curtail such activity, frequent trading may occur. Shareholders and, indirectly, Policy owners may be exposed to the risks discussed below.
Risks of Frequent Trading
Short-term or excessive trading into and out of a Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using interfund lending or a line of credit (each, if available), and engaging in portfolio transactions. Increased portfolio transactions and use of interfund lending/line of credit would correspondingly increase the Fund’s operating expenses and decrease the Fund’s performance. For Funds that use hedging strategies to ensure that each Fund is fully invested, maintenance of a higher level of cash balances would not decrease a Fund’s exposure to market moves but would decrease the proportion of the Fund that is actively managed.
Additionally, to the extent that a Fund invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund Shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign
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securities, investors may seek to trade Fund Shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund’s valuation time (referred to as price arbitrage). These Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that a Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund Shares held by other shareholders.
Because certain securities may be traded infrequently, to the extent that a Fund invests significantly in such securities, investors may seek to trade Fund Shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than Funds which invest in highly liquid securities, in part because the Fund may have difficulty selling securities that are traded infrequently at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund Shares held by other shareholders.
ADDITIONAL INFORMATION ABOUT Redemption of Fund Shares
Shares may be redeemed at any time by Insurance Companies on behalf of their Separate Accounts or their general accounts. Individuals may not place redemption orders directly with the Fund. Redemption requests for Fund shares are based on premiums and transaction requests represented to the Funds by each Insurance Company as having been received prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on any business day of the Funds (defined as a day on which the NYSE is open for regular trading). Normally, all redemption requests received by an Insurance Company prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), on any business day of the Funds will be effected at the net asset value of the applicable Fund determined on that day if RIF receives the order in proper form and in accordance with applicable requirements on the next business day before 11:00 a.m., Eastern Time. It is each Insurance Company’s responsibility to properly transmit redemption requests in accordance with applicable requirements. Policy owners should consult their Insurance Company in this regard. The value of the Shares redeemed may be more or less than their original cost, depending on the Fund’s then-current net asset value. The Funds do not impose charges for share redemption.
RIF ordinarily will make payment for all Shares redeemed within seven days after RIF receives a redemption request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.
Under normal market conditions, the Funds expect to meet redemption orders by using holdings of cash/cash equivalents and/or proceeds from the sale of portfolio holdings. The Funds maintain cash reserves and RIM may increase or decrease a Fund’s cash reserves in anticipation of redemption activity. Under stressed market conditions, a Fund may be forced to sell securities in order to meet redemption requests, which may result in a Fund selling such securities at an inopportune time and/or for a price below the price a Fund would expect to receive under normal market conditions.
Should any conflict between variable annuity Policy owners and variable life insurance Policy owners arise which would require that a substantial amount of net assets be withdrawn from a Fund, orderly Fund management could be disrupted to the potential detriment of affected Policy owners.
Mixed and Shared Funding
The Funds offer their shares to (i) insurance company separate accounts that fund both variable contracts and variable life insurance contracts; and (ii) insurance company general accounts. Due to differences of tax treatment and other considerations, the interests of various variable contract owners participating in the Funds may conflict. The Board will monitor each Fund for any material irreconcilable conflicts that may arise and will determine what action, if any, should be taken. If a conflict occurs, the Board may require one or more insurance company separate accounts to withdraw its investment in the Fund, subject to the terms of the Fund’s participation agreement with such insurance company, which may cause the Fund to sell securities at disadvantageous prices and disrupt orderly Fund management.
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SERVICING ARRANGEMENTS
Some Insurance Companies have entered into arrangements with RIFUS and/or the Distributor pursuant to which they may receive compensation from RIFUS and/or the Distributor, from RIFUS’s and/or the Distributor’s own resources, for administrative and/or other services provided by those Insurance Companies. These payments may create a conflict of interest by influencing the Insurance Company and your salesperson to recommend a Fund over another investment or by influencing an Insurance Company’s decision to include a Fund as an underlying investment option in its Policy. Ask your salesperson or visit your Insurance Company’s website for more information.
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FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand the Funds’ financial performance for at least the past 60 months. Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual financial statements and other information in Form N-CSR, which is available upon request.
[To Be Updated By Amendment]
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
U.S. Strategic Equity Fund
December 31, 2024
December 31, 2023	15.62	.14	3.92	4.06	(.14)	(.38)	—
December 31, 2022	21.46	.11	(4.51)	(4.40)	(.10)	(1.34)	—
December 31, 2021	19.58	.07	3.87	3.94	(.12)	(1.94)	—
December 31, 2020	16.03	.09	3.67	3.76	(.07)	(.14)	—
U.S. Small Cap Equity Fund
December 31, 2024
December 31, 2023	12.56	.09	1.61	1.70	(.09)	(.09)	—
December 31, 2022	15.27	.05	(2.46)	(2.41)	(.03)	(.27)	—
December 31, 2021	15.75	.01	3.92	3.93	(.04)	(4.37)	—
December 31, 2020	14.30	.02	1.75	1.77	(.01)	(.31)	—
Global Real Estate Securities Fund
December 31, 2024
December 31, 2023	12.34	.35	.93	1.28	(.23)	—	—
December 31, 2022	17.22	.28	(4.86)	(4.58)	(.11)	(.12)	(.07)
December 31, 2021	14.37	.36	3.44	3.80	(.78)	(.17)	—
December 31, 2020	15.40	.26	(1.09)	(.83)	(.20)	—	—
International Developed Markets Fund
December 31, 2024
December 31, 2023	10.54	.22	1.49	1.71	(.15)	(.07)	—
December 31, 2022	12.35	.22	(1.82)	(1.60)	—	(.21)	—
December 31, 2021	12.18	.23	1.27	1.50	(.33)	(1.00)	—
December 31, 2020	11.72	.12	.47	.59	(.13)	—	—
Strategic Bond Fund
December 31, 2024
December 31, 2023	8.74	.33	.01	.34	(.25)	—	—
December 31, 2022	10.46	.18	(1.67)	(1.49)	(.17)	(.01)	(.05)
December 31, 2021	10.88	.12	(.32)	(.20)	(.09)	(.13)	—
December 31, 2020	10.56	.20	.68	.88	(.20)	(.36)	—
See Notes to Financial Highlights at the end of this section.
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$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Expenses to Average Net Assets, Net(b)(d)	% Ratio of Net Investment Income to Average Net Assets(b)	% Portfolio Turnover Rate

(.52)	19.16	26.29	566,949.97		.96	.84	60
(1.44)	15.62	(20.86)	472,170.88		.88	.65	100
(2.06)	21.46	20.40	624,167.84		.84	.32	33
(.21)	19.58	23.84	561,105.84		.84	.58	44

(.18)	14.08	13.61	215,879	1.17	1.13	.70	87
(.30)	12.56	(15.96)	206,162	1.15	1.12	.40	101
(4.41)	15.27	25.79	257,553	1.14	1.13	.05	114
(.32)	15.75	12.70	236,264	1.25	1.25	.12	125

(.23)	13.39	10.55	949,562.90		.90	2.82	63
(.30)	12.34	(26.77)	859,585.91		.91	1.99	68
(.95)	17.22	27.19	1,145,337.91		.91	2.22	68
(.20)	14.37	(5.18)	932,641.91		.91	1.94	96

(.22)	12.03	16.26	347,563	1.05	1.03	1.96	32
(.21)	10.54	(13.04)	320,684	1.05	1.03	2.04	33
(1.33)	12.35	12.66	377,463	1.04	1.03	1.78	32
(.13)	12.18	5.08	395,518	1.06	1.06	1.17	59

(.25)	8.83	4.02	869,188.66		.66	3.75	85
(.23)	8.74	(14.28)	846,669.66		.66	1.91	63
(.22)	10.46	(1.82)	1,025,812.66		.66	1.12	93
(.56)	10.88	8.43	917,169.69		.69	1.82	92
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[Notes to Financial Highlights—December 31, 2024] [To Be Updated By Amendment]
(a)
Average daily shares outstanding were used for this calculation.
(b)
May reflect amounts waived and/or reimbursed by RIM.
(c)
The total return does not reflect any Insurance Company Separate Account or Policy Charges.
(d)
For the following funds, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended	U.S. Strategic Equity Fund	U.S. Small Cap Equity Fund
December 31, 2024	[ ]%	[ ]%
December 31, 2023	0.82%	1.02%
December 31, 2022	0.84%	1.03%
December 31, 2021	N/A	1.05%
December 31, 2020	N/A	1.10%
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MONEY MANAGER INFORMATION
The money managers are not affiliates of the Funds, RIM, RIFUS or the Distributor other than as a result of their management of Fund assets. Each money manager may be engaged in managing institutional investment accounts and/or may serve as manager or adviser to other investment companies unaffiliated with RIF, other RIF Funds, or to other clients of RIM or its affiliates, including Russell Investments Trust Company. Investments in the Funds are not deposits with or other liabilities of any of the money managers and are subject to investment risk, including loss of income and principal invested and possible delays in payment of redemption proceeds. The money managers do not guarantee the performance of a Fund or any particular rate of return.
The Funds may engage or terminate a money manager at any time, subject to the approval of the Funds’ Board, without a shareholder vote. RIM may change a Fund’s asset allocation at any time, including not allocating Fund assets to one or more money manager strategies. Although all of the Funds’ money managers are listed below, RIM may not have allocated assets to the strategies employed by one or more of these money managers. Assets not allocated to money managers are managed by RIM.
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC, 1735 Market Street, Suite 1800, Philadelphia, PA 19103.
Jacobs Levy Equity Management, Inc., 100 Campus Drive, 4th Floor East, Florham Park, NJ 07932-0650.
J.P. Morgan Investment Management Inc., 383 Madison Avenue, New York, NY 10179-0001.
William Blair Investment Management, LLC, 150 North Riverside Plaza, Chicago, IL 60606-1598.
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, 6060 Parkland Boulevard, Suite 200, Mayfield Heights, OH 44124.
BAMCO, Inc., 767 Fifth Avenue, 49th Floor, New York, NY 10153.
Boston Partners Global Investors, Inc., 1 Beacon Street, 30th Floor, Boston, MA 02108.
Calamos Advisors LLC, 2020 Calamos Court, Naperville, IL 60563-2787.
Copeland Capital Management, LLC, 161 Washington St., Suite 1325, Conshohocken, PA 19428.
DePrince, Race & Zollo, Inc., 250 Park Avenue South, Suite 250, Winter Park, FL 32789.
Jacobs Levy Equity Management, Inc., 100 Campus Drive, 4th Floor East, Florham Park, NJ 07932-0650.
Penn Capital Management Company, LLC, 1200 Intrepid Avenue, Suite 400, Philadelphia, PA 19112.
Ranger Investment Management L.P., 8115 Preston Road, Suite 590, Dallas, TX 75225.
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., 1166 Avenue of the Americas, 30th Floor, New York, NY 10036, Cohen & Steers UK Limited, 3 Dering Street, 2nd Floor, London W1s 1AA, United Kingdom and Cohen & Steers Asia Limited, Suites 1201-02 Champion Tower, 3 Garden Road, Central Hong Kong.
RREEF America L.L.C. 222 S. Riverside Plaza, Chicago, IL 60606, DWS Investments Australia Limited, Deutsche Bank Place, Level 16, Corner of Hunter and Phillip Streets, Sydney, NSW 2000, Australia and DWS Alternatives Global Limited, 45 Cannon Street 1st Floor, London EC4M 5SB, United Kingdom, operating under the brand name DWS.
83

International Developed Markets Fund
Intermede Investment Partners Limited, 6 Warwick, London, W1B 5LU, United Kingdom and Intermede Global Partners Inc., 650 California Street, Floor 7, San Francisco, CA 94108.
Pzena Investment Management, LLC, 320 Park Avenue, 8th Floor, New York, NY 10022.
Wellington Management Company LLP, 280 Congress Street, Boston, MA 02210.
Strategic Bond Fund
Allspring Global Investments, LLC, 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203.
RBC Global Asset Management (U.S.) Inc., 250 Nicollet Mall, Suite 1550, Minneapolis, MN 55401 and RBC Global Asset Management (UK) Limited, 100 Bishopsgate London, EC2N 4AA, United Kingdom.
Schroder Investment Management North America Inc., 7 Bryant Park, 19th Floor, New York, NY 10018.
When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds’ Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.
84

EXPENSE NOTES
The following notes supplement the Annual Fund Operating Expenses tables in the Risk/Return Summary and provide additional information necessary to understand the expenses provided in those tables:
●
“Acquired Fund Fees and Expenses” are indirect expenses borne by a Fund as a result of its investment in another fund or funds. The fees payable by a Fund with respect to the investment of cash reserves are included in “Acquired Fund Fees and Expenses” if they are at least 0.01% of the Fund’s average net assets. If such fees are less than 0.01% of the Fund’s average net assets, they are included in “Other Expenses.”
●
“Other Expenses” includes an administrative fee of up to 0.05% of average daily net assets.
●
In addition to the advisory and administrative fees payable by the Funds to RIM and RIFUS, each Fund that invests its cash reserves in the U.S. Cash Management Fund, an unregistered fund advised by RIM, will bear indirectly a proportionate share of that Fund’s operating expenses, which include the administrative fees that the U.S. Cash Management Fund pays to RIFUS. The cash reserves for all Funds are invested in the U.S. Cash Management Fund. The annual rate of administrative fees payable to RIFUS on the cash reserves invested in the U.S. Cash Management Fund is 0.05%.
●
Dividend expense on securities sold short is the cost of paying the value of dividends on those securities to the lender of the security. This expense is offset by gains on the decrease in the market value of the securities sold short as a result of the dividend declaration. Interest expense on securities sold short is the amount paid to the lender of the security for making the loan. This may be partially offset by the interest earned from investment of cash collateral posted for the borrowed securities. While the Fund is obligated to record the dividend expense and interest as an expense from an accounting perspective, these expenses are not charged directly to the Fund but are similar to transaction charges for buying and selling securities.
●
For the U.S. Strategic Equity Fund, a portion of “Other Expenses” is attributable to interest expense and dividend expense from short sales as follows:
	Interest Expense on Short Sales	Dividend Expense on Short Sales	Total Dividend and Interest Expenses on Short Sales
U.S. Strategic Equity Fund	[ ]%	[ ]%	[ ]%
●
For the U.S. Small Cap Equity Fund, a portion of “Other Expenses” is attributable to interest expense and dividend expense from short sales as follows:
	Interest Expense on Short Sales	Dividend Expense on Short Sales	Total Dividend and Interest Expenses on Short Sales
U.S. Small Cap Equity Fund	[ ]%	[ ]%	[ ]%
85

[THIS PAGE INTENTIONALLY LEFT BLANK.]

For more information about the Funds, the following documents are available without charge:
ANNUAL/SEMIANNUAL REPORTS: Additional information about each Fund’s investments is available in the Funds’ annual and semiannual reports to shareholders and in Form N-CSR. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements.
STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.
The annual and semiannual reports for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report, the Funds’ SAI, and other information such as the Funds’ financial statements, and may request other information or make other inquiries, by contacting the Funds at:
Russell Investments
PO Box 219430
Kansas City, MO 64121-9430
Telephone: 1-800-787-7354
Neither the Funds’ SAI nor shareholder reports are available on the Funds’ website because shares of the Funds are not publicly available.
You can review reports and other information about the Funds on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL” brand.

Distributor: Russell Investments Financial Services, LLC.
SEC File No. 811-05371
36-08-061 (0525)

Prospectus
LifePoints® Funds Variable Target Portfolio Series
Russell Investment Funds
MAY 1, 2025
Fund	Ticker Symbol
Moderate Strategy Fund	RIFGX
Balanced Strategy Fund	RIFHX
Aggressive Strategy Fund (Formerly, Growth Strategy Fund)	RIFIX
Equity Aggressive Strategy Fund (Formerly, Equity Growth Strategy Fund)	RIFJX
The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
800-787-7354

Risk/Return Summary
Moderate Strategy Fund
Investment Objective

The Fund seeks to provide current income and moderate long term capital appreciation.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
[To Be Updated By Amendment]
Advisory Fee	0.20%
Distribution (12b-1) Fees	None
Other Expenses	[ ]%
Acquired (Underlying) Fund Fees and Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less Fee Waivers and Expense Reimbursements	[ ]%
Net Annual Fund Operating Expenses	[ ]%
# [To be Filed by Amendment]
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods. This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” which seeks to achieve its objective by investing in a combination of several other Russell Investment Funds (“RIF”) funds or Russell Investment Company (“RIC”) funds (the “Underlying Funds”). RIC is a registered investment company that has the same investment adviser as RIF. Russell Investment Management, LLC (“RIM”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund’s approximate target strategic asset allocation as of May 1, 2025 is 37% to equity, 52% to fixed income, 8% to multi-asset and 3% to alternative asset classes. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds. The RIC Long Duration Bond Underlying Fund is managed directly by RIM, the Fund’s investment adviser. For all other Underlying Funds, RIM employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to the strategies of different unaffiliated money managers. RIM considers this Fund to be a “moderate” fund due to its investment objective and asset allocation to fixed income and equity Underlying Funds.
RIM may modify the target strategic asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. RIM may change the Fund’s target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative asset class level based on RIM’s capital markets research. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements, and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. The Fund’s target strategic asset allocation and the Underlying Funds in which the Fund may invest may be changed from time to time without shareholder notice or approval.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
●
Investing in Affiliated Underlying Funds. The assets of the Fund are invested in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIM is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
●
Asset Allocation. Neither the Fund nor RIM can offer any assurance that the asset allocation of the Fund will achieve the Fund’s investment objective. Nor can the Fund or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIM’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
●
Cyber Security and Other Operational Risks. An investment in the Fund, like any fund, can involve operational risks. In addition, other disruptive events may adversely affect the Fund’s ability to conduct business. While the Fund seeks to minimize such risks and events through controls and oversight, including business continuity plans and risk management systems, there may still be events or failures that could cause losses to the Fund. In addition, the Fund may be susceptible to operational risks through breaches in cyber security. A cyber security breach may cause sensitive information (including relating to personally identifiable information of investors) to be lost, improperly accessed, used or disclosed. The Fund and its shareholders could be negatively impacted by such disruptive events or cyber security incidents.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds.
●
Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund’s investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
●
Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
●
U.S.and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.
●
Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
●
Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
●
Non-U.S. and Emerging Markets Debt. The value of an investment in non-U.S. and emerging markets debt may be affected by political, economic or social conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer. Non-U.S. and emerging markets debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.
●
Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic, social and regulatory conditions in foreign countries. Non-U.S. securities may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
●
Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund’s portfolio instruments or achieving an Underlying Fund’s objective.
●
Liquidity Risk. The market for certain investments may become illiquid or less liquid (i.e., there may be a significant reduction in trading activity, including in the number of market participants or transactions, in such investments) under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. For derivatives, this also includes the risk involving liquidity demands that derivatives can create to make payments of margin or settlement payments to counterparties. Such events and conditions may adversely affect the value of an Underlying Fund’s investments, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund’s portfolio instruments or achieving an Underlying Fund’s objective.
●
Illiquid Investments. An illiquid or less liquid investment may be difficult to sell quickly and at a fair price, which could cause an Underlying Fund to realize a loss on the investment if it was sold at a lower price than that at which it had been valued.
●
Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of an Underlying Fund.
●
Real Estate Securities. Just as real estate values go up and down, the value of the securities of real estate companies also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
●
Active Management. Despite strategies designed to achieve the Fund’s and/or an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and/or Underlying Funds and you could lose money. RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Funds. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Underlying Funds may underperform. The securities, baskets of securities or instruments selected for an Underlying Fund’s portfolio may not perform as RIM or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Underlying Funds to underperform relative to other funds with similar investment objectives and strategies. Exposure tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIM will effectively assess an Underlying Fund’s portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s exposures may be incorrect. In addition, actions taken to manage Underlying Fund exposures, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
●
Quantitative Investing and Models. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to an Underlying Fund’s exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause an Underlying Fund to underperform other funds with similar investment objectives and strategies.
●
Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
●
Index-Based Investing. Index-based strategies (including index replication which seeks to purchase the securities in an index or a blend of indexes and optimized index sampling which seeks to purchase a sampling of securities using optimization and risk models), which may be used to gain desired Underlying Fund exposures, may cause an Underlying Fund's returns to be lower than if an Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.

●
Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
●
Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security’s value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Underlying Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
●
Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
●
Distressed Securities. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, an Underlying Fund may lose all of its investment in the distressed securities.
●
Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
●
Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
●
Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
●
Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
●
Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
●
Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
●
Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
●
Reverse Repurchase Agreements. Reverse repurchase agreements are subject to the risk that the other party may fail to return the security in a timely manner or at all. An Underlying Fund may lose money if the market value of the security transferred by an Underlying Fund declines below the repurchase price.
●
Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
●
Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of an Underlying Fund as well as to the expenses and risks of the underlying investment companies.
●
Equity Linked Notes. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.

●
Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
●
Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
●
Convertible Securities. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stocks. Contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances, and therefore are subject to the risk that an Underlying Fund could experience a reduced income rate and a worsened standing in the case of an issuer’s insolvency.
●
Financial Services Sector Risk. Certain Underlying Funds may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Underlying Fund’s investments more than if the Underlying Fund were not invested to such a degree in this sector. Companies in the financial services sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory and monetary policy changes.
●
Information Technology Sector Risk. To the extent that an Underlying Fund invests significantly in the information technology sector, an Underlying Fund will be sensitive to changes in, and an Underlying Fund’s performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.
●
Puts, Stand-by Commitments and Demand Notes. The ability of an Underlying Fund to exercise a put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and an Underlying Fund may lose money.
●
Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for U.S. federal income tax purposes. A distribution by an MLP (that is taxed as a partnership) to an Underlying Fund will decrease the Underlying Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be eventually recognized on the sale of such MLP investment. Distributions from an MLP in excess of an Underlying Fund’s tax basis in the MLP will generally be treated as capital gain. Also, gain or loss recognized on a disposition of an MLP equity security may be recharacterized as ordinary income to the extent attributable to a deemed disposition of MLP assets subject to depreciation recapture or similar items, with the amount of such ordinary income potentially exceeding the gain realized on the disposition or occurring even if there is a net loss on the disposition. The tax treatment of taxable income allocated to an Underlying Fund each year by the MLPs will not be known until the Underlying Fund receives a schedule K-1 for that year with respect to each of its MLP investments.
●
Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.

●
Volatility Strategies Risk. Volatility strategies depend on mispricings based upon market-anticipated volatility and realized volatility of an underlying asset. If anticipated and realized volatility are incorrectly estimated, the strategy may result in losses.
●
Asset Allocation. Neither an Underlying Fund nor RIM can offer any assurance that the asset allocation of an Underlying Fund will achieve the Underlying Fund’s investment objective. Nor can an Underlying Fund or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIM’s judgment about the attractiveness, value or market trends affecting a particular asset class or investment style is incorrect.  Asset allocation decisions might also result in an Underlying Fund having more exposure to asset classes, countries or regions, or industries or groups of industries that underperform.
●
Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, currency risk and the risks associated with investments in non-U.S. securities. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
●
Securities Lending. If a borrower of an Underlying Fund's securities fails financially, the Underlying Fund’s recovery of the loaned securities may be delayed or the Underlying Fund may lose its rights to the collateral, which could result in a loss to the Underlying Fund. While securities are on loan, an Underlying Fund is subject to a number of risks, including that the borrower may default on the loan and that the collateral could be inadequate in the event of default.
●
Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
●
Impact of Large Redemptions (Including Possible Fund Liquidation). Certain Underlying Funds may be used as investments by certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to an Underlying Fund’s portfolio securities, higher Underlying Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in an Underlying Fund’s portfolio. As a result, large redemption activity could adversely affect an Underlying Fund’s ability to conduct its investment program which, in turn, could adversely impact an Underlying Fund's and/or the Fund’s performance or may result in an Underlying Fund and/or the Fund no longer remaining at an economically viable size, in which case an Underlying Fund and/or the Fund may cease operations.
●
Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or less liquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
●
High Portfolio Turnover Risk. Certain Underlying Funds may engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.
●
Non-Discretionary Implementation Risk. With respect to the portion of an Underlying Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause an Underlying Fund's return to be lower than if the Underlying Fund employed discretionary money managers with respect to that portion of its portfolio.
●
Cyber Security and Other Operational Risks. An investment in an Underlying Fund, like any fund, can involve operational risks. In addition, other disruptive events may adversely affect an Underlying Fund’s ability to conduct business. While the Underlying Funds seek to minimize such risks and events through controls and oversight, including business continuity plans and risk management systems, there may still be events or failures that could cause losses to an Underlying Fund. In addition, the Underlying Funds may be susceptible to operational risks through breaches in cyber security. A cyber security breach may cause sensitive information (including relating to personally identifiable information of investors) to be lost, improperly accessed, used or disclosed. An Underlying Fund and its shareholders could be negatively impacted by such disruptive events or cyber security incidents.
The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIM currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIM fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective May 1, 2024, the Fund changed its primary benchmark from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. Universal Index, as RIM believes the Bloomberg U.S. Universal Index better represents the largest asset classes invested in by the Fund.
Past performance is no indication of future results.
[To Be Updated By Amendment]
Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2024	1 Year	5 Years	10 Years
Moderate Strategy Fund	[ ]%	[ ]%	[ ]%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
RIM is the investment adviser of the Fund and the Underlying Funds.

Portfolio Managers
Samuel Pittman, Managing Director, Co-Head of Strategic Asset Allocation, and Amneet Singh, Director, Asset Allocation Strategy, have primary responsibility for the management of the Fund. Mr. Pittman and Mr. Singh have managed the Fund since September 2023.
Additional Information

For important information about:
●
Purchase of Fund Shares, please see Purchase of Fund Shares on page 35.
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Redemption of Fund Shares, please see Redemption of Fund Shares on page 35.
●
Taxes, please see Taxes on page 35.
●
Servicing Arrangements, please see Servicing Arrangements on page 35.
Balanced Strategy Fund
Investment Objective

The Fund seeks to provide above average long term capital appreciation and a moderate level of current income.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
[To Be Updated By Amendment]
Advisory Fee	0.20%
Distribution (12b-1) Fees	None
Other Expenses	[ ]%
Acquired (Underlying) Fund Fees and Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less Fee Waivers and Expense Reimbursements	[ ]%
Net Annual Fund Operating Expenses	[ ]%
# [To be Filed by Amendment]

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods. This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” which seeks to achieve its objective by investing in a combination of several other Russell Investment Funds (“RIF”) funds or Russell Investment Company (“RIC”) funds (the “Underlying Funds”). RIC is a registered investment company that has the same investment adviser as RIF. Russell Investment Management, LLC (“RIM”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund’s approximate target strategic asset allocation as of May 1, 2025 is 56% to equity, 32.5% to fixed income, 7% to multi-asset and 4.5% to alternative asset classes. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds. The RIC Long Duration Bond Underlying Fund is managed directly by RIM, the Fund’s investment adviser. For all other Underlying Funds, RIM employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to the strategies of different unaffiliated money managers. RIM considers this Fund to be a “balanced” fund due to its investment objective and asset allocation to equity and fixed income Underlying Funds.
RIM may modify the target strategic asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. RIM may change the Fund’s target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative asset class level based on RIM’s capital markets research. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements, and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. The Fund’s target strategic asset allocation and the Underlying Funds in which the Fund may invest may be changed from time to time without shareholder notice or approval.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

●
Investing in Affiliated Underlying Funds. The assets of the Fund are invested in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIM is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
●
Asset Allocation. Neither the Fund nor RIM can offer any assurance that the asset allocation of the Fund will achieve the Fund’s investment objective. Nor can the Fund or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIM’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
●
Cyber Security and Other Operational Risks. An investment in the Fund, like any fund, can involve operational risks. In addition, other disruptive events may adversely affect the Fund’s ability to conduct business. While the Fund seeks to minimize such risks and events through controls and oversight, including business continuity plans and risk management systems, there may still be events or failures that could cause losses to the Fund. In addition, the Fund may be susceptible to operational risks through breaches in cyber security. A cyber security breach may cause sensitive information (including relating to personally identifiable information of investors) to be lost, improperly accessed, used or disclosed. The Fund and its shareholders could be negatively impacted by such disruptive events or cyber security incidents.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds.
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Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
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Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund’s investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
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Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic, social and regulatory conditions in foreign countries. Non-U.S. securities may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
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U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.
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Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
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Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.

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Non-U.S. and Emerging Markets Debt. The value of an investment in non-U.S. and emerging markets debt may be affected by political, economic or social conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer. Non-U.S. and emerging markets debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.
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Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund’s portfolio instruments or achieving an Underlying Fund’s objective.
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Liquidity Risk. The market for certain investments may become illiquid or less liquid (i.e., there may be a significant reduction in trading activity, including in the number of market participants or transactions, in such investments) under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. For derivatives, this also includes the risk involving liquidity demands that derivatives can create to make payments of margin or settlement payments to counterparties. Such events and conditions may adversely affect the value of an Underlying Fund’s investments, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund’s portfolio instruments or achieving an Underlying Fund’s objective.
●
Illiquid Investments. An illiquid or less liquid investment may be difficult to sell quickly and at a fair price, which could cause an Underlying Fund to realize a loss on the investment if it was sold at a lower price than that at which it had been valued.
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Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of an Underlying Fund.
●
Real Estate Securities. Just as real estate values go up and down, the value of the securities of real estate companies also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
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Active Management. Despite strategies designed to achieve the Fund’s and/or an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and/or Underlying Funds and you could lose money. RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Funds. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Underlying Funds may underperform. The securities, baskets of securities or instruments selected for an Underlying Fund’s portfolio may not perform as RIM or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Underlying Funds to underperform relative to other funds with similar investment objectives and strategies. Exposure tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIM will effectively assess an Underlying Fund’s portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s exposures may be incorrect. In addition, actions taken to manage Underlying Fund exposures, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
●
Quantitative Investing and Models. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to an Underlying Fund’s exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause an Underlying Fund to underperform other funds with similar investment objectives and strategies.
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Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
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Index-Based Investing. Index-based strategies (including index replication which seeks to purchase the securities in an index or a blend of indexes and optimized index sampling which seeks to purchase a sampling of securities using optimization and risk models), which may be used to gain desired Underlying Fund exposures, may cause an Underlying Fund's returns to be lower than if an Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
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Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
●
Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security’s value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Underlying Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
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Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
●
Distressed Securities. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, an Underlying Fund may lose all of its investment in the distressed securities.
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Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
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Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
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Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
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Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
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Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

●
Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
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Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
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Reverse Repurchase Agreements. Reverse repurchase agreements are subject to the risk that the other party may fail to return the security in a timely manner or at all. An Underlying Fund may lose money if the market value of the security transferred by an Underlying Fund declines below the repurchase price.
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Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
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Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of an Underlying Fund as well as to the expenses and risks of the underlying investment companies.
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Equity Linked Notes. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.
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Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
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Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
●
Convertible Securities. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stocks. Contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances, and therefore are subject to the risk that an Underlying Fund could experience a reduced income rate and a worsened standing in the case of an issuer’s insolvency.
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Financial Services Sector Risk. Certain Underlying Funds may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Underlying Fund’s investments more than if the Underlying Fund were not invested to such a degree in this sector. Companies in the financial services sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory and monetary policy changes.
●
Information Technology Sector Risk. To the extent that an Underlying Fund invests significantly in the information technology sector, an Underlying Fund will be sensitive to changes in, and an Underlying Fund’s performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.
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Puts, Stand-by Commitments and Demand Notes. The ability of an Underlying Fund to exercise a put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and an Underlying Fund may lose money.

●
Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for U.S. federal income tax purposes. A distribution by an MLP (that is taxed as a partnership) to an Underlying Fund will decrease the Underlying Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be eventually recognized on the sale of such MLP investment. Distributions from an MLP in excess of an Underlying Fund’s tax basis in the MLP will generally be treated as capital gain. Also, gain or loss recognized on a disposition of an MLP equity security may be recharacterized as ordinary income to the extent attributable to a deemed disposition of MLP assets subject to depreciation recapture or similar items, with the amount of such ordinary income potentially exceeding the gain realized on the disposition or occurring even if there is a net loss on the disposition. The tax treatment of taxable income allocated to an Underlying Fund each year by the MLPs will not be known until the Underlying Fund receives a schedule K-1 for that year with respect to each of its MLP investments.
●
Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
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Volatility Strategies Risk. Volatility strategies depend on mispricings based upon market-anticipated volatility and realized volatility of an underlying asset. If anticipated and realized volatility are incorrectly estimated, the strategy may result in losses.
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Asset Allocation. Neither an Underlying Fund nor RIM can offer any assurance that the asset allocation of an Underlying Fund will achieve the Underlying Fund’s investment objective. Nor can an Underlying Fund or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIM’s judgment about the attractiveness, value or market trends affecting a particular asset class or investment style is incorrect.  Asset allocation decisions might also result in an Underlying Fund having more exposure to asset classes, countries or regions, or industries or groups of industries that underperform.
●
Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, currency risk and the risks associated with investments in non-U.S. securities. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
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Securities Lending. If a borrower of an Underlying Fund's securities fails financially, the Underlying Fund’s recovery of the loaned securities may be delayed or the Underlying Fund may lose its rights to the collateral, which could result in a loss to the Underlying Fund. While securities are on loan, an Underlying Fund is subject to a number of risks, including that the borrower may default on the loan and that the collateral could be inadequate in the event of default.
●
Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
●
Impact of Large Redemptions (Including Possible Fund Liquidation). Certain Underlying Funds may be used as investments by certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to an Underlying Fund’s portfolio securities, higher Underlying Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in an Underlying Fund’s portfolio. As a result, large redemption activity could adversely affect an Underlying Fund’s ability to conduct its investment program which, in turn, could adversely impact an Underlying Fund's and/or the Fund’s performance or may result in an Underlying Fund and/or the Fund no longer remaining at an economically viable size, in which case an Underlying Fund and/or the Fund may cease operations.

●
Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or less liquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
●
High Portfolio Turnover Risk. Certain Underlying Funds may engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.
●
Non-Discretionary Implementation Risk. With respect to the portion of an Underlying Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause an Underlying Fund's return to be lower than if the Underlying Fund employed discretionary money managers with respect to that portion of its portfolio.
●
Cyber Security and Other Operational Risks. An investment in an Underlying Fund, like any fund, can involve operational risks. In addition, other disruptive events may adversely affect an Underlying Fund’s ability to conduct business. While the Underlying Funds seek to minimize such risks and events through controls and oversight, including business continuity plans and risk management systems, there may still be events or failures that could cause losses to an Underlying Fund. In addition, the Underlying Funds may be susceptible to operational risks through breaches in cyber security. A cyber security breach may cause sensitive information (including relating to personally identifiable information of investors) to be lost, improperly accessed, used or disclosed. An Underlying Fund and its shareholders could be negatively impacted by such disruptive events or cyber security incidents.
The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIM currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIM fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective May 1, 2024, the Fund changed its primary benchmark from the Bloomberg U.S. Aggregate Bond Index to the MSCI ACWI Index, as RIM believes the MSCI ACWI Index better represents the largest asset classes invested in by the Fund.
Past performance is no indication of future results.
[To Be Updated By Amendment]

Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2024	1 Year	5 Years	10 Years
Balanced Strategy Fund	[ ]%	[ ]%	[ ]%
MSCI ACWI Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	[ ]%	[ ]%	[ ]%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
RIM is the investment adviser of the Fund and the Underlying Funds.
Portfolio Managers
Samuel Pittman, Managing Director, Co-Head of Strategic Asset Allocation, and Amneet Singh, Director, Asset Allocation Strategy, have primary responsibility for the management of the Fund. Mr. Pittman and Mr. Singh have managed the Fund since September 2023.
Additional Information

For important information about:
●
Purchase of Fund Shares, please see Purchase of Fund Shares on page 35.
●
Redemption of Fund Shares, please see Redemption of Fund Shares on page 35.
●
Taxes, please see Taxes on page 35.
●
Servicing Arrangements, please see Servicing Arrangements on page 35.
Aggressive Strategy Fund
(formerly, Growth Strategy Fund)
Investment Objective

The Fund seeks to provide high long term capital appreciation, and as a secondary objective, current income.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
[To Be Updated By Amendment]
Advisory Fee	0.20%
Distribution (12b-1) Fees	None
Other Expenses	[ ]%
Acquired (Underlying) Fund Fees and Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less Fee Waivers and Expense Reimbursements	[ ]%
Net Annual Fund Operating Expenses	[ ]%
# [To be Filed by Amendment]
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods. This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” which seeks to achieve its objective by investing in a combination of several other Russell Investment Funds (“RIF”) funds or Russell Investment Company (“RIC”) funds (the “Underlying Funds”). RIC is a registered investment company that has the same investment adviser as RIF. Russell Investment Management, LLC (“RIM”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund’s approximate target strategic asset allocation as of May 1, 2025 is 72% to equity, 14.5% to fixed income, 8% to multi-asset and 5.5% to alternative asset classes. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds. The RIC Long Duration Bond Underlying Fund is managed directly by RIM, the Fund’s investment adviser. For all other Underlying Funds, RIM employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to the strategies of different unaffiliated money managers. RIM considers this Fund to be an “aggressive” fund due to its investment objective and asset allocation to equity and alternative Underlying Funds.
RIM may modify the target strategic asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. RIM may change the Fund’s target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative asset class level based on RIM’s capital markets research. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements, and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. The Fund’s target strategic asset allocation and the Underlying Funds in which the Fund may invest may be changed from time to time without shareholder notice or approval.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
●
Investing in Affiliated Underlying Funds. The assets of the Fund are invested in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIM is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
●
Asset Allocation. Neither the Fund nor RIM can offer any assurance that the asset allocation of the Fund will achieve the Fund’s investment objective. Nor can the Fund or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIM’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
●
Cyber Security and Other Operational Risks. An investment in the Fund, like any fund, can involve operational risks. In addition, other disruptive events may adversely affect the Fund’s ability to conduct business. While the Fund seeks to minimize such risks and events through controls and oversight, including business continuity plans and risk management systems, there may still be events or failures that could cause losses to the Fund. In addition, the Fund may be susceptible to operational risks through breaches in cyber security. A cyber security breach may cause sensitive information (including relating to personally identifiable information of investors) to be lost, improperly accessed, used or disclosed. The Fund and its shareholders could be negatively impacted by such disruptive events or cyber security incidents.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds.
●
Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
●
Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund’s investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
●
Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic, social and regulatory conditions in foreign countries. Non-U.S. securities may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
●
U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.
●
Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
●
Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
●
Non-U.S. and Emerging Markets Debt. The value of an investment in non-U.S. and emerging markets debt may be affected by political, economic or social conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer. Non-U.S. and emerging markets debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.
●
Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund’s portfolio instruments or achieving an Underlying Fund’s objective.
●
Liquidity Risk. The market for certain investments may become illiquid or less liquid (i.e., there may be a significant reduction in trading activity, including in the number of market participants or transactions, in such investments) under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. For derivatives, this also includes the risk involving liquidity demands that derivatives can create to make payments of margin or settlement payments to counterparties. Such events and conditions may adversely affect the value of an Underlying Fund’s investments, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund’s portfolio instruments or achieving an Underlying Fund’s objective.
●
Illiquid Investments. An illiquid or less liquid investment may be difficult to sell quickly and at a fair price, which could cause an Underlying Fund to realize a loss on the investment if it was sold at a lower price than that at which it had been valued.
●
Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of an Underlying Fund.

●
Real Estate Securities. Just as real estate values go up and down, the value of the securities of real estate companies also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
●
Active Management. Despite strategies designed to achieve the Fund’s and/or an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and/or Underlying Funds and you could lose money. RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Funds. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Underlying Funds may underperform. The securities, baskets of securities or instruments selected for an Underlying Fund’s portfolio may not perform as RIM or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Underlying Funds to underperform relative to other funds with similar investment objectives and strategies. Exposure tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIM will effectively assess an Underlying Fund’s portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s exposures may be incorrect. In addition, actions taken to manage Underlying Fund exposures, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
●
Quantitative Investing and Models. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to an Underlying Fund’s exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause an Underlying Fund to underperform other funds with similar investment objectives and strategies.
●
Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
●
Index-Based Investing. Index-based strategies (including index replication which seeks to purchase the securities in an index or a blend of indexes and optimized index sampling which seeks to purchase a sampling of securities using optimization and risk models), which may be used to gain desired Underlying Fund exposures, may cause an Underlying Fund's returns to be lower than if an Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
●
Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
●
Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security’s value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Underlying Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
●
Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

●
Distressed Securities. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, an Underlying Fund may lose all of its investment in the distressed securities.
●
Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
●
Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
●
Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
●
Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
●
Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
●
Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
●
Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
●
Reverse Repurchase Agreements. Reverse repurchase agreements are subject to the risk that the other party may fail to return the security in a timely manner or at all. An Underlying Fund may lose money if the market value of the security transferred by an Underlying Fund declines below the repurchase price.
●
Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
●
Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of an Underlying Fund as well as to the expenses and risks of the underlying investment companies.
●
Equity Linked Notes. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.
●
Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
●
Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.

●
Convertible Securities. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stocks. Contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances, and therefore are subject to the risk that an Underlying Fund could experience a reduced income rate and a worsened standing in the case of an issuer’s insolvency.
●
Financial Services Sector Risk. Certain Underlying Funds may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Underlying Fund’s investments more than if the Underlying Fund were not invested to such a degree in this sector. Companies in the financial services sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory and monetary policy changes.
●
Information Technology Sector Risk. To the extent that an Underlying Fund invests significantly in the information technology sector, an Underlying Fund will be sensitive to changes in, and an Underlying Fund’s performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.
●
Puts, Stand-by Commitments and Demand Notes. The ability of an Underlying Fund to exercise a put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and an Underlying Fund may lose money.
●
Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for U.S. federal income tax purposes. A distribution by an MLP (that is taxed as a partnership) to an Underlying Fund will decrease the Underlying Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be eventually recognized on the sale of such MLP investment. Distributions from an MLP in excess of an Underlying Fund’s tax basis in the MLP will generally be treated as capital gain. Also, gain or loss recognized on a disposition of an MLP equity security may be recharacterized as ordinary income to the extent attributable to a deemed disposition of MLP assets subject to depreciation recapture or similar items, with the amount of such ordinary income potentially exceeding the gain realized on the disposition or occurring even if there is a net loss on the disposition. The tax treatment of taxable income allocated to an Underlying Fund each year by the MLPs will not be known until the Underlying Fund receives a schedule K-1 for that year with respect to each of its MLP investments.
●
Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
●
Volatility Strategies Risk. Volatility strategies depend on mispricings based upon market-anticipated volatility and realized volatility of an underlying asset. If anticipated and realized volatility are incorrectly estimated, the strategy may result in losses.
●
Asset Allocation. Neither an Underlying Fund nor RIM can offer any assurance that the asset allocation of an Underlying Fund will achieve the Underlying Fund’s investment objective. Nor can an Underlying Fund or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIM’s judgment about the attractiveness, value or market trends affecting a particular asset class or investment style is incorrect.  Asset allocation decisions might also result in an Underlying Fund having more exposure to asset classes, countries or regions, or industries or groups of industries that underperform.
●
Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, currency risk and the risks associated with investments in non-U.S. securities. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
●
Securities Lending. If a borrower of an Underlying Fund's securities fails financially, the Underlying Fund’s recovery of the loaned securities may be delayed or the Underlying Fund may lose its rights to the collateral, which could result in a loss to the Underlying Fund. While securities are on loan, an Underlying Fund is subject to a number of risks, including that the borrower may default on the loan and that the collateral could be inadequate in the event of default.
●
Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
●
Impact of Large Redemptions (Including Possible Fund Liquidation). Certain Underlying Funds may be used as investments by certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to an Underlying Fund’s portfolio securities, higher Underlying Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in an Underlying Fund’s portfolio. As a result, large redemption activity could adversely affect an Underlying Fund’s ability to conduct its investment program which, in turn, could adversely impact an Underlying Fund's and/or the Fund’s performance or may result in an Underlying Fund and/or the Fund no longer remaining at an economically viable size, in which case an Underlying Fund and/or the Fund may cease operations.
●
Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or less liquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
●
High Portfolio Turnover Risk. Certain Underlying Funds may engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.
●
Non-Discretionary Implementation Risk. With respect to the portion of an Underlying Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause an Underlying Fund's return to be lower than if the Underlying Fund employed discretionary money managers with respect to that portion of its portfolio.
●
Cyber Security and Other Operational Risks. An investment in an Underlying Fund, like any fund, can involve operational risks. In addition, other disruptive events may adversely affect an Underlying Fund’s ability to conduct business. While the Underlying Funds seek to minimize such risks and events through controls and oversight, including business continuity plans and risk management systems, there may still be events or failures that could cause losses to an Underlying Fund. In addition, the Underlying Funds may be susceptible to operational risks through breaches in cyber security. A cyber security breach may cause sensitive information (including relating to personally identifiable information of investors) to be lost, improperly accessed, used or disclosed. An Underlying Fund and its shareholders could be negatively impacted by such disruptive events or cyber security incidents.
The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIM currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIM fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective May 1, 2024, the Fund changed its primary benchmark from the Russell 1000® Index to the MSCI ACWI Index, as RIM believes the MSCI ACWI Index better represents the largest asset classes invested in by the Fund.
Past performance is no indication of future results.
[To Be Updated By Amendment]
Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2024	1 Year	5 Years	10 Years
Aggressive Strategy Fund	[ ]%	[ ]%	[ ]%
MSCI ACWI Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	[ ]%	[ ]%	[ ]%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Management

Investment Adviser
RIM is the investment adviser of the Fund and the Underlying Funds.
Portfolio Managers
Samuel Pittman, Managing Director, Co-Head of Strategic Asset Allocation, and Amneet Singh, Director, Asset Allocation Strategy, have primary responsibility for the management of the Fund. Mr. Pittman and Mr. Singh have managed the Fund since September 2023.
Additional Information

For important information about:
●
Purchase of Fund Shares, please see Purchase of Fund Shares on page 35.
●
Redemption of Fund Shares, please see Redemption of Fund Shares on page 35.
●
Taxes, please see Taxes on page 35.
●
Servicing Arrangements, please see Servicing Arrangements on page 35.

Equity Aggressive Strategy Fund
(formerly, Equity Growth Strategy Fund)
Investment Objective

The Fund seeks to provide high long term capital appreciation.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
[To Be Updated By Amendment]
Advisory Fee	0.20%
Distribution (12b-1) Fees	None
Other Expenses	[ ]%
Acquired (Underlying) Fund Fees and Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less Fee Waivers and Expense Reimbursements	[ ]%
Net Annual Fund Operating Expenses	[ ]%
# [To be Filed by Amendment]
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods. This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” which seeks to achieve its objective by investing in a combination of several other Russell Investment Funds (“RIF”) funds or Russell Investment Company (“RIC”) funds (the “Underlying Funds”). RIC is a registered investment company that has the same investment adviser as RIF. Russell Investment Management, LLC (“RIM”), the Fund’s investment adviser, intends the Fund’s strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund’s approximate target strategic asset allocation as of May 1, 2025 is 81% to equity, 4.5% to fixed income, 8% to multi-asset and 6.5% to alternative asset classes. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds. The RIC Long Duration Bond Underlying Fund is managed directly by RIM, the Fund’s investment adviser. For all other Underlying Funds, RIM employs a multi-manager approach whereby most assets of the Underlying Funds are allocated to the strategies of different unaffiliated money managers. RIM considers this Fund to be an “equity aggressive” fund due to its investment objective and asset allocation to equity and alternative Underlying Funds.
RIM may modify the target strategic asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. RIM may change the Fund’s target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative asset class level based on RIM’s capital markets research. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements, and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. The Fund’s target strategic asset allocation and the Underlying Funds in which the Fund may invest may be changed from time to time without shareholder notice or approval.
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in shares of equity Underlying Funds. For purposes of this policy, the Fund considers an equity Underlying Fund to be an Underlying Fund that invests, under normal circumstances, at least 80% of the value of its net assets in equity securities. The Fund expects the alternative Underlying Funds to be equity Underlying Funds for purposes of assessing compliance with this policy as they invest predominately in equity securities.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
●
Investing in Affiliated Underlying Funds. The assets of the Fund are invested in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIM is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
●
Asset Allocation. Neither the Fund nor RIM can offer any assurance that the asset allocation of the Fund will achieve the Fund’s investment objective. Nor can the Fund or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIM’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
●
Cyber Security and Other Operational Risks. An investment in the Fund, like any fund, can involve operational risks. In addition, other disruptive events may adversely affect the Fund’s ability to conduct business. While the Fund seeks to minimize such risks and events through controls and oversight, including business continuity plans and risk management systems, there may still be events or failures that could cause losses to the Fund. In addition, the Fund may be susceptible to operational risks through breaches in cyber security. A cyber security breach may cause sensitive information (including relating to personally identifiable information of investors) to be lost, improperly accessed, used or disclosed. The Fund and its shareholders could be negatively impacted by such disruptive events or cyber security incidents.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds.
●
Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
●
Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund’s investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
●
Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic, social and regulatory conditions in foreign countries. Non-U.S. securities may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
●
U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.
●
Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
●
Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
●
Non-U.S. and Emerging Markets Debt. The value of an investment in non-U.S. and emerging markets debt may be affected by political, economic or social conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer. Non-U.S. and emerging markets debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.
●
Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund’s portfolio instruments or achieving an Underlying Fund’s objective.
●
Liquidity Risk. The market for certain investments may become illiquid or less liquid (i.e., there may be a significant reduction in trading activity, including in the number of market participants or transactions, in such investments) under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. For derivatives, this also includes the risk involving liquidity demands that derivatives can create to make payments of margin or settlement payments to counterparties. Such events and conditions may adversely affect the value of an Underlying Fund’s investments, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund’s portfolio instruments or achieving an Underlying Fund’s objective.
●
Illiquid Investments. An illiquid or less liquid investment may be difficult to sell quickly and at a fair price, which could cause an Underlying Fund to realize a loss on the investment if it was sold at a lower price than that at which it had been valued.
●
Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of an Underlying Fund.
●
Real Estate Securities. Just as real estate values go up and down, the value of the securities of real estate companies also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
●
Active Management. Despite strategies designed to achieve the Fund’s and/or an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and/or Underlying Funds and you could lose money. RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Funds. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Underlying Funds may underperform. The securities, baskets of securities or instruments selected for an Underlying Fund’s portfolio may not perform as RIM or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Underlying Funds to underperform relative to other funds with similar investment objectives and strategies. Exposure tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIM will effectively assess an Underlying Fund’s portfolio characteristics and it is possible that its judgments regarding an Underlying Fund’s exposures may be incorrect. In addition, actions taken to manage Underlying Fund exposures, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
●
Quantitative Investing and Models. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to an Underlying Fund’s exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause an Underlying Fund to underperform other funds with similar investment objectives and strategies.
●
Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
●
Index-Based Investing. Index-based strategies (including index replication which seeks to purchase the securities in an index or a blend of indexes and optimized index sampling which seeks to purchase a sampling of securities using optimization and risk models), which may be used to gain desired Underlying Fund exposures, may cause an Underlying Fund's returns to be lower than if an Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
●
Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
●
Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security’s value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Underlying Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
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Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
●
Distressed Securities. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, an Underlying Fund may lose all of its investment in the distressed securities.
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Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
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Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
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Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
●
Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
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Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
●
Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
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Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
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Reverse Repurchase Agreements. Reverse repurchase agreements are subject to the risk that the other party may fail to return the security in a timely manner or at all. An Underlying Fund may lose money if the market value of the security transferred by an Underlying Fund declines below the repurchase price.
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Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
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Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of an Underlying Fund as well as to the expenses and risks of the underlying investment companies.

●
Equity Linked Notes. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.
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Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.
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Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
●
Convertible Securities. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stocks. Contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances, and therefore are subject to the risk that an Underlying Fund could experience a reduced income rate and a worsened standing in the case of an issuer’s insolvency.
●
Financial Services Sector Risk. Certain Underlying Funds may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Underlying Fund’s investments more than if the Underlying Fund were not invested to such a degree in this sector. Companies in the financial services sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory and monetary policy changes.
●
Information Technology Sector Risk. To the extent that an Underlying Fund invests significantly in the information technology sector, an Underlying Fund will be sensitive to changes in, and an Underlying Fund’s performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.
●
Puts, Stand-by Commitments and Demand Notes. The ability of an Underlying Fund to exercise a put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and an Underlying Fund may lose money.
●
Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for U.S. federal income tax purposes. A distribution by an MLP (that is taxed as a partnership) to an Underlying Fund will decrease the Underlying Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be eventually recognized on the sale of such MLP investment. Distributions from an MLP in excess of an Underlying Fund’s tax basis in the MLP will generally be treated as capital gain. Also, gain or loss recognized on a disposition of an MLP equity security may be recharacterized as ordinary income to the extent attributable to a deemed disposition of MLP assets subject to depreciation recapture or similar items, with the amount of such ordinary income potentially exceeding the gain realized on the disposition or occurring even if there is a net loss on the disposition. The tax treatment of taxable income allocated to an Underlying Fund each year by the MLPs will not be known until the Underlying Fund receives a schedule K-1 for that year with respect to each of its MLP investments.

●
Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
●
Volatility Strategies Risk. Volatility strategies depend on mispricings based upon market-anticipated volatility and realized volatility of an underlying asset. If anticipated and realized volatility are incorrectly estimated, the strategy may result in losses.
●
Asset Allocation. Neither an Underlying Fund nor RIM can offer any assurance that the asset allocation of an Underlying Fund will achieve the Underlying Fund’s investment objective. Nor can an Underlying Fund or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIM’s judgment about the attractiveness, value or market trends affecting a particular asset class or investment style is incorrect.  Asset allocation decisions might also result in an Underlying Fund having more exposure to asset classes, countries or regions, or industries or groups of industries that underperform.
●
Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, currency risk and the risks associated with investments in non-U.S. securities. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
●
Securities Lending. If a borrower of an Underlying Fund's securities fails financially, the Underlying Fund’s recovery of the loaned securities may be delayed or the Underlying Fund may lose its rights to the collateral, which could result in a loss to the Underlying Fund. While securities are on loan, an Underlying Fund is subject to a number of risks, including that the borrower may default on the loan and that the collateral could be inadequate in the event of default.
●
Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
●
Impact of Large Redemptions (Including Possible Fund Liquidation). Certain Underlying Funds may be used as investments by certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to an Underlying Fund’s portfolio securities, higher Underlying Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in an Underlying Fund’s portfolio. As a result, large redemption activity could adversely affect an Underlying Fund’s ability to conduct its investment program which, in turn, could adversely impact an Underlying Fund's and/or the Fund’s performance or may result in an Underlying Fund and/or the Fund no longer remaining at an economically viable size, in which case an Underlying Fund and/or the Fund may cease operations.
●
Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or less liquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
●
High Portfolio Turnover Risk. Certain Underlying Funds may engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.
●
Non-Discretionary Implementation Risk. With respect to the portion of an Underlying Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause an Underlying Fund's return to be lower than if the Underlying Fund employed discretionary money managers with respect to that portion of its portfolio.

●
Cyber Security and Other Operational Risks. An investment in an Underlying Fund, like any fund, can involve operational risks. In addition, other disruptive events may adversely affect an Underlying Fund’s ability to conduct business. While the Underlying Funds seek to minimize such risks and events through controls and oversight, including business continuity plans and risk management systems, there may still be events or failures that could cause losses to an Underlying Fund. In addition, the Underlying Funds may be susceptible to operational risks through breaches in cyber security. A cyber security breach may cause sensitive information (including relating to personally identifiable information of investors) to be lost, improperly accessed, used or disclosed. An Underlying Fund and its shareholders could be negatively impacted by such disruptive events or cyber security incidents.
The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIM currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIM fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective May 1, 2024, the Fund changed its primary benchmark from the Russell 1000® Index to the MSCI ACWI Index, as RIM believes the MSCI ACWI Index better represents the largest asset classes invested in by the Fund.
Past performance is no indication of future results.
[To Be Updated By Amendment]
Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2024	1 Year	5 Years	10 Years
Equity Aggressive Strategy Fund	[ ]%	[ ]%	[ ]%
MSCI ACWI Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	[ ]%	[ ]%	[ ]%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Management

Investment Adviser
RIM is the investment adviser of the Fund and the Underlying Funds.
Portfolio Managers
Samuel Pittman, Managing Director, Co-Head of Strategic Asset Allocation, and Amneet Singh, Director, Asset Allocation Strategy, have primary responsibility for the management of the Fund. Mr. Pittman and Mr. Singh have managed the Fund since September 2023.
Additional Information

For important information about:
●
Purchase of Fund Shares, please see Purchase of Fund Shares on page 35.
●
Redemption of Fund Shares, please see Redemption of Fund Shares on page 35.
●
Taxes, please see Taxes on page 35.
●
Servicing Arrangements, please see Servicing Arrangements on page 35.

Additional Information
Purchase of Fund Shares
Each insurance company (“Insurance Company”) places orders for its accounts (“Separate Account”) which hold the interests of each variable insurance product (“Policy”) owner based on, among other things, the amount of premium payments to be invested pursuant to such Policies. Individuals may not place orders directly with Russell Investment Funds (“RIF”) or the Funds. See the prospectus of the Separate Account and Policies of the Insurance Company for more information on the purchase of Fund Shares and with respect to the availability for investment in specific Funds. The Funds do not issue share certificates. Any minimum or subsequent investment requirements are governed by the applicable Policy through which you invest.
For more information about how to purchase Shares, please see Additional Information About Purchase of Fund Shares in the Funds’ Prospectus.
Redemption of Fund Shares
Shares may be redeemed at any time by Insurance Companies on behalf of their Separate Accounts or their general accounts. Individuals may not place redemption orders directly with RIF or the Funds. Redemption requests for Fund Shares are based on premiums and transaction requests represented to the Funds by each Insurance Company as having been received prior to the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on any business day of the Funds (defined as a day on which the NYSE is open for regular trading).
For more information about how to redeem Shares, please see Additional Information About Redemption of Fund Shares in the Funds’ Prospectus.
Taxes
Provided that the Funds and Separate Accounts of Insurance Companies investing in the Funds satisfy applicable tax requirements, the Funds generally will not be subject to federal tax. Special tax rules apply to Insurance Companies, variable annuity contracts and variable life insurance contracts. For a discussion of the taxation of life insurance companies and the Separate Accounts, as well as the tax treatment of the Policies and the holders thereof, see the discussion regarding “Federal Tax Considerations” included in the prospectus for the Policies.
For more information about Taxes, please see Additional Information About Taxes in the Funds’ Prospectus.
Servicing Arrangements
Some Insurance Companies have entered into arrangements with Russell Investments Fund Services, LLC (“RIFUS”) and/or Russell Investments Financial Services, LLC (“RIFIS” or the “Distributor”) pursuant to which they may receive compensation from RIFUS and/or the Distributor, from RIFUS’s and/or the Distributor’s own resources, for administrative and/or other services provided by those Insurance Companies. These payments may create a conflict of interest by influencing the Insurance Company and your salesperson to recommend a Fund over another investment or by influencing an Insurance Company’s decision to include a Fund as an underlying investment option in its Policy. Ask your salesperson or visit your Insurance Company’s website for more information.

MANAGEMENT OF THE Funds and Underlying Funds
The Funds’ and Underlying Funds' investment adviser is RIM, 1301 Second Avenue, 18th Floor, Seattle, Washington 98101. RIM was established in 1982 and pioneered the “multi-style, multi-manager” investment method in mutual funds. As of December 31, 2024, RIM managed over $41.6 billion in registered fund portfolios. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., through which the limited partners of certain private equity funds affiliated with TA Associates Management, L.P. (“TA Associates”) indirectly hold a majority ownership interest and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly hold a significant minority ownership interest in RIM and its affiliates (“Russell Investments”). Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling positions in Russell Investments Group, Ltd. TA Associates is one of the oldest and most experienced global growth private equity firms. Reverence Capital is a private investment firm, focused on investing in leading financial services companies.
Each of the Funds is a “fund of funds” and invests only in the shares of other RIF funds (“RIF Funds”) or in shares of RIC funds (“RIC Funds”). RIC is a registered investment company that has the same investment adviser as RIF.
RIF has been organized to provide an investment base for one or more variable insurance products (“Policies” ) to be issued by one or more insurance companies (each referred to herein as an “Insurance Company”). Additionally, Insurance Companies may invest their own general account assets in the Funds. Each Insurance Company holds the interests of each Policy owner in a separate account (“Separate Account”). Accordingly, the interest of a Policy owner in RIF’s Shares is subject to the terms of the Policy described in the accompanying prospectus for the Policy, which should be reviewed carefully by a person considering the purchase of a Policy. That prospectus describes the relationship between increases or decreases in the net asset value of Shares and any distributions on such Shares, and the benefits provided under the Policy. The rights of an Insurance Company as a shareholder of a Fund should be distinguished from the rights of a Policy owner which are described in the Policies. As long as Shares of the Funds are sold only to Insurance Companies, the term “shareholder” or “shareholders” in this Prospectus refers to an Insurance Company owning Shares of RIF. Most RIC and RIF Funds are designed to be used within multi-asset portfolios. Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide exposure to RIM’s multi-asset investment method utilizing RIM’s money manager research services. Multi-asset investing is the process of gaining exposure to a globally diverse mix of asset classes and styles and may combine traditional securities, such as equities and bonds, with non-traditional approaches, such as alternative investments. RIM's multi-asset approach combines diversification, research and selection of unaffiliated money managers and dynamic portfolio management.  RIM uses its core capabilities (capital markets insights, manager research, asset allocation, portfolio implementation and factor exposures) to manage the Underlying Funds by combining various money managers and/or strategies into a single Underlying Fund.
The assets of the Underlying Funds other than the RIC Long Duration Bond Fund are invested using a “multi-style, multi-manager diversification” technique. Unlike most investment companies that have a single organization that acts as investment adviser, these Underlying Funds divide responsibility for investment advice between RIM and a number of money managers unaffiliated with RIM. RIM’s money manager research services include evaluating and recommending professional investment advisory and management organizations (“money managers”) to make specific portfolio investments or recommendations for each asset class, according to designated investment objectives, styles and strategies.
Each Fund may have a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds and Underlying Funds.  The assets of the Funds are invested in shares of the Underlying Funds. All assets of the RIC Long Duration Bond Fund are managed directly by RIM. For all other Underlying Funds, subject to the approval of the Underlying Funds' Board of Trustees, RIM selects, oversees and evaluates the performance results of the Underlying Funds' money managers and allocates Underlying Fund assets among itself and multiple money manager investment strategies. RIM may change an Underlying Fund’s asset allocation at any time, including not allocating Underlying Fund assets to one or more money manager strategies. A money manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of Underlying Fund assets to manage directly and selects the individual portfolio instruments for the assets assigned to it, (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for an Underlying Fund or (3) both a discretionary and non-discretionary assignment. RIM does not evaluate the investment merits of a money manager’s individual security selections or recommendations. RIM manages Underlying Fund assets not allocated to discretionary money managers. RIM also manages the portion of Underlying Fund assets for which an Underlying Fund’s non-discretionary money managers provide model portfolios to RIM and each Underlying Fund’s cash balances. RIM may also manage portions of an Underlying Fund during transitions between money managers.
The Funds' and Underlying Funds' administrator and transfer agent is Russell Investments Fund Services, LLC (“RIFUS”), a wholly-owned subsidiary of RIM. RIFUS, in its capacity as the Funds’ and Underlying Funds' administrator, provides or oversees the provision of all administrative services for the Funds and Underlying Funds. The Funds’ and Underlying Funds' custodian, State Street Bank and Trust Company (“State Street”), maintains custody of the Funds’ and Underlying Funds' assets and establishes and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Funds and Underlying Funds invest. RIFUS, in its capacity as the Funds’ and Underlying Funds' transfer agent, is responsible for maintaining the Funds’ and Underlying Funds' shareholder records and carrying out shareholder transactions. As described above, each Fund and Underlying Fund conducts its business through a number of service providers who act on its behalf. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.
RIM’s employees who have primary responsibility for the management of the Funds (the “RIM Managers”) are:
●
Samuel Pittman, Managing Director, Co-Head of Strategic Asset Allocation since May 2019. Mr. Pittman shares primary responsibility for the management of the Moderate Strategy, Balanced Strategy, Aggressive Strategy and Equity Aggressive Strategy Funds with Mr. Singh.
●
Amneet Singh, Director, Asset Allocation Strategy since March 2024. Mr. Singh was a Senior Asset Allocation Strategist from March 2021 to February 2024. From May 2018 to February 2021, Mr. Singh was an Asset Allocation Strategist. Mr. Singh shares primary responsibility for the management of the Moderate Strategy, Balanced Strategy, Aggressive Strategy and Equity Aggressive Strategy Funds with Mr. Pittman.
Please see the Funds’ Statement of Additional Information (“SAI”) for additional information about the RIM Managers' compensation, other accounts managed by the RIM Managers and the RIM Managers' ownership of securities in the Funds.
In the last fiscal year, the aggregate annual rate of advisory fees paid to RIM as a percentage of daily net assets of each Fund was: Moderate Strategy Fund, [ ]%; Balanced Strategy Fund, [ ]%; Aggressive Strategy Fund, [ ]%; and Equity Aggressive Strategy Fund, [ ]%. In addition, the Funds paid indirectly a proportionate share of operating expenses of the Underlying Funds, including the advisory fees paid to RIM by the Underlying Funds in which the Funds invest.
In the last fiscal year, the aggregate annual rate of advisory fees paid to RIM as a percentage of average daily net assets of each Underlying Fund was: RIF U.S. Strategic Equity Fund, [ ]%; RIF U.S. Small Cap Equity Fund, [ ]%; RIC Sustainable Aware Equity Fund, [ ]%; RIF International Developed Markets Fund, [ ]%; RIC Global Equity Fund, [ ]%; RIC Emerging Markets Fund, [ ]%; RIC Opportunistic Credit Fund, [ ]%; RIC Long Duration Bond Fund, [ ]%; RIF Strategic Bond Fund, [ ]%; RIC Investment Grade Bond Fund, [ ]%; RIC Short Duration Bond Fund, [ ]%; RIC Global Infrastructure Fund, [ ]9%; RIF Global Real Estate Securities Fund, [ ]%; RIC Multi-Strategy Income Fund, [ ]%; and RIC Multi-Asset Strategy Fund, [ ]%.
Each Underlying Fund invests its cash in an unregistered cash management fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. RIFUS charges a 0.05% administrative fee to the unregistered fund.
A discussion regarding the basis for approval by the Board of Trustees (the “Board” or the “Trustees”) of the investment advisory contract between RIM and the Funds is available in the Funds’ semiannual financial statements and other information in Form N-CSR covering the period ended June 30, 2024.
The Trustees are responsible for generally overseeing management and operations of the business and affairs of the Funds and do not manage operations on a day-to-day basis. The Trustees and RIF’s officers may amend the Prospectus, any summary prospectus, the SAI and any contracts to which RIF or a Fund is a party and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Prospectus or SAI.

Neither the Prospectus, any summary prospectus, the SAI, any contracts filed as exhibits to RIF’s registration statement, nor any other communications or disclosure documents from or on behalf of RIF creates a contract between a shareholder of a Fund and: (i) RIF; (ii) a Fund; (iii) a service provider to RIF or a Fund; and/or (iv) the Trustees or officers of RIF.
The Trustees, on behalf of RIF, enter into service agreements with RIM, RIFUS and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of RIF and the Funds. Shareholders are not third-party beneficiaries of such agreements.
THE MONEY MANAGERS for the Underlying Funds
RIM allocates most of each Underlying Fund's assets (except for the RIC Long Duration Bond Fund) among multiple money manager investment strategies. RIM, as the Underlying Funds' adviser, may change an Underlying Fund's asset allocation at any time, including not allocating Underlying Fund assets to one or more money manager strategies. Money managers are unaffiliated with RIM and are listed under “Money Manager Information” at the end of this Prospectus.
A money manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of Underlying Fund assets to manage directly, (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for an Underlying Fund or (3) both a discretionary and non-discretionary assignment. Assets not allocated to discretionary money managers are managed by RIM.
Each discretionary money manager has discretion to select, purchase and sell portfolio securities for its segment of an Underlying Fund's assets. Each non-discretionary money manager provides RIM with a model portfolio, based upon which RIM purchases and sells securities for an Underlying Fund. RIM provides each money manager with specific investment guidelines based on an Underlying Fund's investment program and RIM’s assessment of the money manager’s expertise and investment style whereby RIM attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although, under the Underlying Funds' multi-manager structure, RIM is responsible for oversight of the services provided by the Underlying Funds' money managers and for providing reports to the Board regarding the money managers’ activities, the Board, the officers, RIM and Russell Investments do not evaluate the investment merits of a money manager’s individual security selections.
The Underlying Funds received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that permits RIM to engage or terminate a money manager at any time, subject to approval by the Underlying Funds' Board, without a shareholder vote. Each Underlying Fund other than the RIC Long Duration Bond Fund operates pursuant to the exemptive order. An Underlying Fund is required to notify its shareholders within 90 days after a money manager begins providing services. Each Underlying Fund selects money managers based upon the research and recommendations of RIM. RIM evaluates quantitatively and qualitatively the money managers’ investment style and process, performance record and portfolio characteristics in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.
The Underlying Funds also rely on a separate exemptive order that the Underlying Funds have obtained from the SEC, stating that the Underlying Funds' Board may approve a new money manager contract or a material amendment to an existing money manager contract at a meeting that is not in person, provided that the Underlying Funds' Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting.

INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS
Each of the following Funds has a non-fundamental investment objective. This means that each Fund’s investment objective may be changed by the Board of a Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice. The Board may, if it deems appropriate to do so, authorize the liquidation or merger of a Fund without shareholder approval, in circumstances where shareholder approval is not otherwise required by the Investment Company Act of 1940, as amended (the “1940 Act”).
Each of the Funds is a “fund of funds” which seeks to achieve its objective by investing in a set combination of several other RIF Funds and RIC Funds.
Moderate Strategy Fund	seeks to provide current income and moderate long term capital appreciation.
Balanced Strategy Fund	seeks to provide above average long term capital appreciation and a moderate level of current income.
Aggressive Strategy Fund	seeks to provide high long term capital appreciation, and as a secondary objective, current income.
Equity Aggressive Strategy Fund	seeks to provide high long term capital appreciation.
Principal Investment Strategies
Each of the Funds is a “fund of funds,” and diversifies its assets by investing in Shares of several other RIF Funds and in certain RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of the Underlying Funds. The following table shows each Fund’s target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes as of May 1, 2025. The equity Underlying Funds in which the Funds may invest include the RIF U.S. Strategic Equity, RIC Sustainable Aware Equity, RIF U.S. Small Cap Equity, RIF International Developed Markets, RIC Global Equity and RIC Emerging Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Opportunistic Credit, RIC Long Duration Bond, RIF Strategic Bond, RIC Investment Grade Bond and RIC Short Duration Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-Strategy Income and RIC Multi-Asset Strategy Funds. The alternative Underlying Funds in which the Funds may invest include the RIC Global Infrastructure and RIF Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.
The following table shows the Funds’ approximate target strategic asset allocations to equity, fixed income, multi-asset and alternative asset classes effective May 1, 2025.
Asset Allocation*	Moderate Strategy Fund	Balanced Strategy Fund	Aggressive Strategy Fund	Equity Aggressive Strategy Fund
Equity	37%	56%	72%	81%
Fixed Income	52%	32.5%	14.5%	4.5%
Multi-Asset	8%	7%	8%	8%
Alternative**	3%	4.5%	5.5%	6.5%
* As described below, actual asset allocation may vary.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
RIM, the Funds’ investment adviser, may modify the target strategic asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. RIM may change a Fund’s target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative asset class level based on RIM’s capital markets research. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. A Fund’s target strategic asset allocation and the Underlying Funds in which a Fund may invest may be changed from time to time without shareholder notice or approval.
In the future, the Funds may also invest in other RIC Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds. Information regarding a Fund’s allocations to the Underlying Funds is available to shareholders on a periodic basis through the Fund’s semiannual and annual reports and financial statements, filed with the SEC. As discussed in the SAI, each Fund’s portfolio holdings information for the third month of each fiscal quarter on Form N-PORT is also publicly available on the SEC’s website at https://www.sec.gov.
The Equity Aggressive Strategy Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in shares of equity Underlying Funds. For purposes of this policy, the Fund considers an equity Underlying Fund to be an Underlying Fund that invests, under normal circumstances, at least 80% of the value of its new assets in equity securities. The Fund expects the alternative Underlying Funds to be equity Underlying Funds for purposes of assessing compliance with this policy as they invest predominately in equity securities. The Equity Aggressive Strategy Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Equity Aggressive Strategy Fund invests its assets.
On rare occasions, a Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, a Fund may not achieve its investment objective during such times. The Fund may take a defensive position by reducing the allocation to equity and/or alternative Underlying Funds or by increasing the allocation to fixed income Underlying Funds.

INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES
of the Underlying Funds
The objective and principal strategies of each Underlying Fund are described in this section. The Funds currently intend to allocate assets to all or some of the Underlying Funds described below. Further information about the Underlying Funds is contained in the Prospectuses and the Statements of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds’ investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact RIF at 800-787-7354.
Each of the following Underlying Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of an Underlying Fund without shareholder approval. If an Underlying Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective.
RIM or the money managers may or may not use all of the securities and investment strategies listed below. This Prospectus does not describe all of the various types of securities and investment strategies that may be used by the Underlying Funds. The Underlying Funds may invest in other types of securities and use other investment strategies that are not described in this Prospectus. Such securities and investment strategies may subject the Underlying Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment strategies described in this Prospectus and about additional securities and non-principal investment strategies that may be used by the Underlying Funds.
Unless otherwise stated, all percentage and credit quality limitations on Underlying Fund investments listed in this Prospectus apply at the time of investment. There would be no violation of any of these limitations unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.
For purposes of determining compliance with an Underlying Fund's 80% investment policy, to the extent that an Underlying Fund utilizes derivative instruments that provide investment exposure to the type of investments in the Underlying Fund’s 80% policy or to one or more market risk factors associated with such investments, the derivative instruments will be counted for purposes of the Underlying Fund’s 80% investment policy.
RIF U.S. Strategic Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of medium and large capitalization U.S. companies. The Fund defines large and medium capitalization companies as those companies represented by the Russell 1000® Index or with market capitalization within the capitalization range of the Russell 1000® Index. The Fund may employ long-short equity strategies pursuant to which it sells securities short. Equity securities in which the Fund invests include common stocks, preferred stocks, partnership interests and equity-equivalent securities or instruments whose values are based on common stocks, such as futures contracts. In determining if a security is economically tied to the U.S., the Fund generally looks to the “country of risk” of the issuer as determined by a third party such as Bloomberg L.P.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach. RIM may change the Fund's asset allocation at any time, including not allocating Fund assets to one or more money manager strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund's non-discretionary money managers provide model portfolios and the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.
The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. The Fund may lend its portfolio securities to earn income. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
RIC Sustainable Aware Equity Fund
(formerly, Sustainable Equity Fund)
Investment Objective (Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund defines large and medium capitalization companies as those companies represented by the Russell 1000® Index or with market capitalization within the capitalization range of the Russell 1000® Index. Equity securities in which the Fund invests include common stocks, preferred stocks, partnership interests and equity-equivalent securities or instruments whose values are based on common stocks, such as futures contracts. The Fund pursues a “sustainable” investment strategy that takes into account environmental, social and governance (“ESG”) considerations. In particular, the Fund's investment strategy seeks to tilt the portfolio toward companies that are expected to contribute to, and benefit from, a transition to a low carbon emission producing economy and away from companies with the greatest exposure to potential negative impacts of such a transition. The Fund's sustainability goals are combined in RIM’s proprietary portfolio construction process, which identifies the combination of securities that best achieves the sustainability goals while minimizing transaction costs and deviation from the money managers’ security selection. The Fund may employ long-short equity strategies pursuant to which it sells securities short.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented and/or defensive) multi-manager approach. RIM may change the Fund's asset allocation at any time. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund's non-discretionary money managers provide model portfolios and the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. The Fund may lend its portfolio securities to earn income. The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.

RIF U.S. Small Cap Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in small capitalization equity securities economically tied to the U.S. The Fund invests principally in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund defines small capitalization companies as those companies represented by the Russell 2000® Index or with market capitalization within the capitalization range of the Russell 2000® Index. The Fund may employ long-short equity strategies pursuant to which it sells securities short. Equity securities in which the Fund invests include common stocks, preferred stocks, partnership interests and equity-equivalent securities or instruments whose values are based on common stocks, such as futures contracts. In determining if a security is economically tied to the U.S., the Fund generally looks to the “country of risk” of the issuer as determined by a third party such as Bloomberg L.P.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach. RIM may change the Fund's asset allocation at any time, including not allocating Fund assets to one or more money manager strategies. The Fund employs discretionary and non-discretionary money managers. The Fund's discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund's non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures.  RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund's non-discretionary money managers provide model portfolios and the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.
The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs” ), that own and/or manage properties. The Fund may lend its portfolio securities to earn income. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
RIF International Developed Markets Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in companies that are located in countries (other than the U.S.) with developed markets or that are economically tied to such countries. The Fund invests principally in equity securities, including common stocks and preferred stocks, issued by companies incorporated in developed markets outside the U.S. and in depositary receipts. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund defines large and medium capitalization companies as those companies represented by the MSCI World ex

USA Index or with market capitalization within the capitalization range of the MSCI World ex USA Index. In determining if a security is economically tied to or located in a developed market country, the Fund generally looks to the “country of risk” of the issuer as determined by a third party such as Bloomberg L.P. or “country of incorporation” of the issuer, respectively.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented, defensive and dynamic) and multi-manager approach. RIM may change the Fund's asset allocation at any time. The Fund's money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. For Fund assets not allocated to money manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions. The Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. The Fund may also invest in equity linked notes, which are notes whose return is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities.
The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. The Fund may lend its portfolio securities to earn income. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
RIC Global Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in equity securities, including common stocks and preferred stocks, of companies economically tied to a number of countries around the world, including the U.S., and in depositary receipts representing shares in such companies, in a globally diversified manner. A portion of the Fund’s securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund defines large and medium capitalization companies as those companies represented by the MSCI World Index or with market capitalization within the capitalization range of the MSCI World Index. Equity securities in which the Fund invests include common stocks, preferred stocks, partnership interests, depositary receipts and equity-equivalent securities or instruments whose value is based on common stocks, such as futures contracts.

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented, defensive and dynamic) and multi-manager approach. RIM may change the Fund's asset allocation at any time. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund's non-discretionary money managers provide model portfolios and the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions. The Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. The Fund may also invest in equity linked notes, which are notes whose return is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities.
The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. The Fund may lend its portfolio securities to earn income. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
RIC Emerging Markets Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in emerging market companies. The Fund principally invests in equity securities, including common stocks and preferred stocks, of companies economically tied to emerging market countries and in depositary receipts representing shares in such companies. These companies are referred to as “emerging market companies.” The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. In determining if a security is economically tied to an emerging market country, the Fund generally looks to the “country of risk” of the issuer as determined by a third party such as Bloomberg L.P. The Fund invests in large, medium and small capitalization companies. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. A portion of the Fund’s net assets may be “illiquid” investments.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach. RIM may change the Fund's asset allocation at any time. The Fund’s money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. For Fund assets not allocated to money manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions. The Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. The Fund may also invest in equity linked notes, which are notes whose return is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities.
The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. The Fund may invest in other investment companies and pooled investment vehicles. The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. The Fund may lend its portfolio securities to earn income. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
RIC Global Infrastructure Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term growth of capital and current income.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in securities issued by companies that are engaged in the infrastructure business. A company is considered to be engaged in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Infrastructure companies also include energy-related companies organized as master limited partnerships (“MLPs”) and their affiliates. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”) that own and/or manage properties. The Fund principally invests in equity securities, including common stocks, of infrastructure companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund may invest a significant portion of its assets in non-U.S. securities, including emerging markets securities. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund may invest in large, medium or small capitalization companies.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-manager approach. RIM may change the Fund's asset allocation at any time. The Fund’s money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. For Fund assets not allocated to money manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.

The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions. The Fund may lend its portfolio securities to earn income. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
RIF Global Real Estate Securities Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in real estate securities. The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies (“real estate securities”) economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits are attributable to the ownership, construction, development, financing, management or sale of residential, commercial or industrial real estate. The Fund invests principally in securities of companies, known as real estate investment trusts (“REITs”) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. A portion of the Fund’s securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-manager approach. RIM may change the Fund’s asset allocation at any time. The Fund’s money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. For Fund assets not allocated to money manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of certain real estate securities or, in certain circumstances, broad global equity markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and swaps.
The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund may invest in large, medium or small capitalization companies. The Fund may lend its portfolio securities to earn income. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
RIC Opportunistic Credit Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide total return.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in credit-related investments. Credit-related investments are fixed income and floating rate securities representing debt obligations that typically require the issuer to repay the holders the principal amount borrowed and generally to pay interest. The Fund considers credit-related investments to include fixed income equivalent instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Fund invests in various tactical global bond opportunities including high yield debt securities, emerging markets debt securities (including Brady Bonds), U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) or by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality (including emerging markets sovereign debt) and investment grade securities.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-manager approach. RIM may change the Fund's asset allocation at any time. The Fund’s money managers select the individual portfolio instruments for the assets assigned to them. RIM manages assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures.  RIM may use strategies based on indexes. RIM also manages the Fund's cash balances.
The Fund may invest in debt securities that are rated below investment grade (commonly referred to as “high yield” or “junk bonds”) and in “distressed” debt securities. The Fund may invest in mortgage-backed and asset-backed securities. The Fund may invest without limitation in securities denominated in foreign currencies, in U.S. dollar-denominated securities of foreign issuers and in developed and emerging markets debt securities. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The Fund may invest in synthetic foreign fixed income securities, which may be referred to as local access products and participation notes. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. The Fund usually, but not always, exposes a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include total return swaps, index credit default swaps and to be announced (“TBA”) securities. The Fund may also purchase loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund may invest in convertible securities, including contingent convertible securities. A portion of the Fund’s net assets may be “illiquid” investments. The Fund may invest in variable and floating rate securities. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Fund may lend its portfolio securities to earn income. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
RIC Long Duration Bond Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide total return.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. Bonds are fixed income securities representing debt obligations that typically require the issuer to repay the bondholders the principal amount borrowed and generally to pay interest. The Fund considers bonds to include fixed income equivalent instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Russell Investment Management, LLC (“RIM”) seeks to achieve the Fund's investment objective by managing the Fund's overall exposures (such as duration, sector, industry, region, currency, credit quality, yield curve positioning or interest rates). The Fund’s exposures are monitored and analyzed relative to the ICE BofA 10-15 Year US Treasury Index and RIM tilts the Fund’s exposures by over or underweighting any of the portfolio’s characteristics relative to the ICE BofA 10-15 Year US Treasury Index over the short, intermediate or long term.  RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund to assess Fund characteristics and identify a portfolio which it believes will provide the desired exposures. After RIM has determined the Fund's desired exposures, RIM invests the Fund's assets in a variety of instruments, including securities of issuers in a variety of sectors of the fixed income market and fixed income currency derivatives, in order to reflect those desired exposures.  RIM may replicate indexes or may utilize techniques such as optimization and/or substitution of index constituents to seek to efficiently gain desired portfolio exposures.
The Fund invests principally in long duration bonds and defines long duration as durations greater than 9 years. The Fund has no restrictions on individual security duration. The Fund may invest in fixed income securities issued or guaranteed by the U.S. government or by any U.S. government agency or instrumentality, municipal debt obligations, U.S. corporate debt securities and Yankee Bonds (dollar denominated obligations issued in the U.S. or by non-U.S. banks and corporations). The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The Fund may invest in mortgage related securities, including mortgage-backed securities. A portion of the Fund’s net assets may be illiquid. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including tax-free and indexed commercial paper. The Fund may also invest in variable master demand notes and stand-by-commitments. The Fund usually, but not always, exposes a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts, to be announced (“TBA”) securities and swaps. The Fund may lend its portfolio securities to earn income. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
RIF Strategic Bond Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide total return.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. Bonds are fixed income and floating rate securities representing debt obligations that typically require the issuer to repay the bondholders the principal amount borrowed and generally to pay interest. The Fund considers bonds to include fixed income equivalent instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-manager approach. RIM may change the Fund’s asset allocation at any time. The Fund’s money managers select the individual portfolio instruments for the assets assigned to them. RIM manages assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures.  RIM may use strategies based on indexes. RIM also manages the Fund's cash balances.
The Fund may invest in mortgage related securities, including mortgage-backed securities. The Fund may also invest in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”) and in “distressed” debt securities. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The duration of the Fund's portfolio will typically be within one year of the duration of the Bloomberg U.S. Aggregate Bond Index, but may vary up to two years from the Index's duration. A portion of the Fund’s net assets may be “illiquid” investments. The Fund may invest in variable and floating rate securities. The Fund may purchase loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund may invest in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. The Fund usually, but not always, exposes a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts, to be announced (“TBA”) securities and swaps. The Fund may lend its portfolio securities to earn income. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
RIC Investment Grade Bond Fund
Investment Objective (Fundamental)
The Fund seeks to provide current income and the preservation of capital.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in investment grade bonds. Bonds are fixed income and floating rate securities representing debt obligations that typically require the issuer to repay the bondholders the principal amount borrowed and generally to pay interest. The Fund considers bonds to include fixed income equivalent instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Fund considers “investment grade” to mean either that a nationally recognized statistical rating organization has rated the securities Baa3 or BBB- (or the equivalent) or better or the securities have been determined to be of comparable quality.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-manager approach. RIM may change the Fund’s asset allocation at any time. The Fund’s money managers select the individual portfolio instruments for the assets assigned to them. RIM manages assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures.  RIM may use strategies based on indexes. RIM also manages the Fund's cash balances.
The Fund may invest in mortgage related securities, including mortgage-backed securities. The Fund may also invest in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund will invest principally in securities of “investment grade” quality at the time of purchase. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The duration of the Fund's portfolio will typically be within one year of the duration of the Bloomberg U.S. Aggregate Bond Index, but may vary up to two years from the Index's duration. A portion of the Fund’s net assets may be “illiquid” investments. The Fund may invest in variable and floating rate securities. The Fund may purchase loans and other direct indebtedness. The Fund may invest in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. The Fund usually, but not always, exposes a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts, to be announced (“TBA”) securities and swaps. The Fund may lend its portfolio securities to earn income. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
RIC Short Duration Bond Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. Bonds are fixed income and floating rate securities representing debt obligations that typically require the issuer to repay the bondholders the principal amount borrowed and generally to pay interest. The Fund considers bonds to include fixed income equivalent instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-manager approach. RIM may change the Fund’s asset allocation at any time. The Fund’s money managers select the individual portfolio instruments for the assets assigned to them. RIM manages assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures.  RIM may use strategies based on indexes. RIM also manages the Fund's cash balances.
The Fund invests principally in short duration bonds and defines short duration as a duration ranging from zero to three years.  The Fund has no restrictions on individual security duration. The Fund may invest in mortgage related securities, including mortgage-backed securities. The Fund may also invest in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. A portion of the Fund’s net assets may be “illiquid” investments. The Fund may invest in variable and floating rate securities. The Fund may invest in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. The Fund usually, but not always, exposes a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts and swaps. The Fund may lend its portfolio securities to earn income. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
RIC Multi-Strategy Income Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide a high level of current income and, as a secondary objective, long-term capital growth.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by principally investing in a range of diversified income-producing investments. The Fund will typically pursue strategies and invest in instruments which have historically produced a significant portion of their total return from income. The Fund may invest in a broad range of instruments, markets and asset classes economically tied to U.S., non-U.S. and emerging markets countries. The Fund’s target strategic asset allocation is 40% to global equity or equity-related securities or instruments, including equity securities of real assets-related companies, and 60% global fixed income or fixed income-related securities or instruments, including high yield and emerging markets debt. However, the Fund is not required to allocate its investments in any set proportion and RIM will dynamically manage the Fund’s asset allocation based on market conditions generally by up to plus/minus 10% from the Fund’s target strategic asset allocations. The Fund’s equity investments may include equity securities of real assets-related companies, including real estate- and infrastructure-related companies. A real asset is a tangible or physical asset that typically has intrinsic value. Examples of real assets include land, property, equipment, raw materials or infrastructure. The Fund may also make investments for hedging purposes in order to address perceived misalignment between the Fund’s investment exposures and current or anticipated market conditions. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-asset, multi-manager approach. RIM may change the Fund’s asset allocation at any time. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies, and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios to RIM and the Fund’s cash balances.
The Fund may invest in equity securities of issuers of any market capitalization which are economically tied to U.S. and non-U.S. countries, including emerging markets countries. These securities may include common stocks, preferred stocks, stocks of real assets-related companies, rights, warrants, convertible securities and depositary receipts. The Fund’s investments in convertible securities may include contingent convertible securities. The Fund may invest in securities of companies, known as real estate investment trusts (“REITs”) that own and/or manage properties. The Fund may invest in infrastructure companies and master limited partnerships (“MLPs”).
The Fund may also invest in fixed income securities of any credit quality and maturity, including fixed income securities that are rated below investment grade (commonly referred to as “high yield” or “junk bonds”) and in “distressed” debt securities. The Fund may also invest in (1) U.S. and non-U.S. corporate fixed income securities, (2) fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities) and by non-U.S. governments, or by their respective agencies and instrumentalities, (3) emerging markets debt securities, (4) mortgage-backed securities and (5) asset-backed securities. The Fund may also invest in variable and floating rate securities. The Fund may invest in demand notes. The Fund may purchase loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund may invest in currency futures and options on futures, forward currency contracts and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund may enter into repurchase agreements and reverse repurchase agreements.
The Fund may invest in derivative instruments including futures, options, swaps, swaptions and credit default swaps, and may use derivatives to take both long and short positions.
The Fund may invest in other investment companies and pooled investment vehicles.
A portion of the Fund’s net assets may be “illiquid” investments.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
The Fund may expose all or a portion of its cash to the performance of certain markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include index futures contracts or exchange traded fixed income futures contracts.
The Fund may lend its portfolio securities to earn income.
Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund’s Prospectus for further information.
RIC Multi-Asset Strategy Fund
(formerly, Multi-Asset Growth Strategy Fund)
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term total return with lower volatility than equity markets.
Principal Investment Strategies
In an effort to provide equity-like total return over a market cycle while mitigating downside risk and volatility relative to equities, Russell Investment Management, LLC (“RIM”) allocates the Fund’s assets across a broad range of instruments, asset classes and strategies. To seek to achieve the Fund’s objective, RIM dynamically manages the Fund’s positioning based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. By evolving the Fund’s positioning away from sectors with higher relative valuations and towards those believed to present more attractive opportunities, RIM attempts to reduce the Fund’s downside risk and enable the Fund to provide long term total return from a diverse range of potential investments.
The Fund’s target strategic asset allocation is 60% to global equity or equity-related securities or instruments, including equity securities of real assets-related companies, and 40% global fixed income or fixed income-related securities or instruments, including high yield debt. However, the Fund is not required to allocate its investments in any set proportion and RIM will dynamically manage the Fund’s asset allocation based on market conditions generally by up to plus/minus 10% from the Fund’s target strategic asset allocations.
The Fund’s global equity investments span developed and emerging markets and may include real estate and infrastructure companies. The Fund’s global fixed income investments may include government and corporate debt, U.S., non-U.S. and emerging markets debt, investment grade and high yield debt, and mortgage-backed and asset-backed securities. The Fund’s fixed income portfolio is expected to include a significant allocation to return-seeking fixed income investments. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-asset, multi-manager approach.  RIM may change the Fund's asset allocation at any time. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios to RIM and the Fund’s cash balances.
The Fund may invest in equity securities of issuers of any market capitalization which are economically tied to U.S. and non-U.S. markets, including emerging markets. These securities may include common stocks, preferred stocks, rights, warrants, convertible securities and depositary receipts. The Fund’s investments in convertible securities may include contingent convertible securities. The Fund may invest in securities of companies, known as real estate investment trusts (“REITs”) that own and/or manage properties. The Fund may invest in infrastructure companies and master limited partnerships (“MLPs”). Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society.
The Fund may invest in fixed income securities of any credit quality and maturity, including fixed income securities that are rated below investment grade (commonly referred to as “high yield” or “junk bonds”) and in “distressed” debt securities. The Fund may invest in (1) U.S. and non-U.S. corporate fixed income securities, (2) fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities) and by non-U.S. governments, or by their respective agencies and instrumentalities, (3) emerging markets debt securities, (4) mortgage-backed securities and (5) asset-backed securities. The Fund may also invest in variable and floating rate securities. The Fund may purchase loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund may invest in currency futures and options on futures, forward currency contracts and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund may enter into repurchase agreements and reverse repurchase agreements. The Fund may invest in money market securities and commercial paper, including asset-backed commercial paper, and in bank obligations.
The Fund may invest in derivative instruments including futures, forwards, options, swaps, swaptions and credit default swaps, and may use derivatives to take both long and short positions. The Fund may invest in credit linked notes and credit options. The Fund may invest in synthetic foreign fixed income or equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants. The Fund may also invest in equity linked notes, which are notes whose return is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities.
The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio.
The Fund may invest in other investment companies and pooled investment vehicles.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
A portion of the Fund’s net assets may be “illiquid” investments.
Depending upon market conditions, RIM may allocate a significant portion of the Fund's assets to cash in order to seek to achieve the Fund's objective. The Fund may expose all or a portion of its cash to changes in interest rates or market/sector returns by purchasing derivatives.
The Fund may lend its portfolio securities to earn income.
Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.

RISKS
An investment in the Funds, like any investment, has risks. The value of a Fund fluctuates and you could lose money. Please refer to the discussion below and the Funds’ Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the Underlying Funds.
The principal risks of investing in the Funds are those associated with:
Investing in Affiliated Underlying Funds
Since the assets of each Fund are invested in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds’ investment strategies. Because RIM’s profitability on the Underlying Funds varies from fund to fund, in determining the allocation of each fund of funds among the Underlying Funds, RIM may be deemed to have a conflict of interest. RIM, however, is a fiduciary to the Fund and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated mutual funds.
Asset Allocation
Neither the Funds nor RIM can offer any assurance that the asset allocation of a Fund will achieve the Fund’s investment objective. Nor can the Funds or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. A Fund’s ability to achieve its investment objective depends upon RIM’s skill in determining a Fund’s asset class allocation and in selecting the best mix of Underlying Funds. The value of your investment may decrease if RIM’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in a Fund having exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform other management styles.
Cyber Security and Other Operational Risks
An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers. Other disruptive events may include, but are not limited to, natural disasters, public health events, labor shortages, supply chain interruptions and overall economic and financial market instability that adversely affect a Fund’s ability to conduct business by, among other things, inhibiting the ability of employees of affiliates of the Funds or third-party service providers from performing their responsibilities. While the Funds seek to minimize such events through controls and oversight, there may still be events or failures that could cause losses to a Fund. In addition, as the use of technology increases, the Funds may be more susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Funds to lose proprietary information or operational capacity or suffer data corruption. As a result, the Funds may incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cyber security breaches of the Funds’ third-party service providers or issuers in which the Funds invest may also subject the Funds to many of the same risks associated with direct cyber security breaches. The Funds and the Funds’ third-party service providers may also maintain sensitive information (including relating to personally identifiable information of investors) and a cyber security breach may cause such information to be lost, improperly accessed, used or disclosed.
The Funds have established business continuity plans and risk management systems designed to reduce the risks associated with cyber security breaches and disruptive events. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, primarily because unknown threats and events may emerge in the future. There is no guarantee that such business continuity plans will be effective in reducing the risks associated with disruptive events or prevent cyber security breaches, especially because the Funds do not directly control the systems or operations of issuers in which a Fund may invest, trading counterparties or third-party service providers. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders could be negatively impacted by such disruptive events or cyber security incidents.

The Funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among the Underlying Funds. The following are the risks associated with investing in the Underlying Funds which are also risks of investing in the Funds as a result of their investment in the Underlying Funds.
Multi-Manager Approach
While the investment strategies employed by an Underlying Fund's money managers are intended to be complementary, they may not in fact be complementary. The interplay of the various strategies employed by an Underlying Fund's multiple money managers may result in an Underlying Fund holding a significant amount of certain types of securities. This may be beneficial or detrimental to an Underlying Fund's performance depending upon the performance of those securities and the overall economic environment. The money managers selected for an Underlying Fund may underperform the market generally or other money managers that could have been selected for that Fund. The multi-manager approach could increase an Underlying Fund's portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to an Underlying Fund's portfolio securities, higher brokerage commissions and other transaction costs. The success of an Underlying Fund's investment strategy depends on, among other things, both RIM’s skill in selecting money managers and allocating assets to those money managers and on a money manager’s skill in executing the relevant investment strategy and selecting investments for the Underlying Fund.
Active Management Risk
Actively managed investment portfolios are subject to active management risk. Despite strategies designed to achieve an Underlying Fund's investment objective, the values of investments will change with market conditions, and so will the value of any investment in an Underlying Fund and you could lose money. Investments in an Underlying Fund could be lost or an Underlying Fund could underperform other investments.
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Security Selection
The securities or instruments chosen by RIM or a money manager to be in an Underlying Fund's portfolio may not perform as RIM or the Underlying Fund's money managers expect. Security or instrument selection risk may cause an Underlying Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market. There are two types of methods to select securities, fundamental analysis and quantitative analysis. For more information about these methods, see Fundamental Investing and Quantitative Investing and Models risks in this Prospectus.
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Exposure Tilts and Management of Underlying Fund Exposures
In order to respond to changes in market risks and opportunities, RIM implements tilts or shifts in an Underlying Fund's exposures by over or underweighting certain of the portfolio’s investment characteristics relative to its index over the short, intermediate or long term. Such tilts or shifts may be ineffective, RIM’s judgments regarding perceived market risks and opportunities may be incorrect and there is no guarantee that RIM will effectively manage an Underlying Fund's overall exposures, which could cause the Fund to underperform other funds with similar investment objectives and investment strategies in the short- and/or long-term. RIM may utilize a variety of quantitative models and a variety of quantitative inputs and qualitative investment information and analysis in the management of an Underlying Fund's overall exposures. For more information about quantitative investing, see the Quantitative Investing and Models risk in this Prospectus. To seek to gain desired overall Underlying Fund exposures, RIM may use index-based strategies, including index replication and optimized index sampling. For more information about these strategies, see the Index-Based Investing risk in this Prospectus.
Index-Based Investing
The Underlying Funds may use index-based strategies, including index replication and optimized index sampling, for certain purposes, including to seek to gain desired Underlying Fund exposures. Index replication strategies seek to purchase the securities in an index or a blend of indexes (the “reference index”) in order to track the reference index’s performance. Optimized index sampling strategies do not attempt to purchase every security in the reference index, but instead purchase a sampling of securities using optimization and risk models. This process involves the analysis of tradeoffs between various factors as well as turnover and transaction costs in order to estimate optimal portfolio holdings based upon the reference index in order to achieve desired Underlying Fund exposures. Unlike index replication strategies, optimized index sampling strategies do not seek to fully replicate the reference index and an Underlying Fund may not hold all the securities and may hold securities not included in the reference index. An Underlying Fund may hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause an Underlying Fund's return to be lower than if the Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, the portion of an Underlying Fund's portfolio utilizing an index-based strategy is subject to “tracking error” risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows, operational inefficiencies and tax considerations.
Non-Discretionary Implementation Risk
With respect to the portion of an Underlying Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause an Underlying Fund's return to be lower than if the Underlying Fund employed discretionary money managers with respect to that portion of its portfolio. In addition, RIM may deviate, subject to certain limitations, from the model portfolios provided by non-discretionary money managers for various purposes and this may cause an Underlying Fund's return to be lower than if RIM had implemented the model portfolio as provided by the money manager.
Fundamental Investing
A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security’s value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection made on the basis of a fundamental investment approach are subject to significant losses when the actual market prices of securities are materially different than from the prices predicted by the forecast resulting from the fundamental analysis. Fundamental analysis is inherently subject to the risk of not having identified all the relevant factors. In addition, the macro-economic factors considered by a money manager may be difficult to evaluate or implement. Fundamental investing is also inherently subject to the unpredictable duration of periods during which market prices and actual value as determined by such analysis will change. Security or instrument selection using a fundamental investment approach may cause an Underlying Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
Quantitative Investing and Models
Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts. This could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to an Underlying Fund's exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest as a result of the factors used in the analysis, the weight placed on each factor, and changes in underlying market conditions. As market dynamics shift over time, a previously successful input or model may become outdated and result in losses. Inputs or models may be flawed or not work as anticipated and cause an Underlying Fund to underperform other funds with similar objectives and strategies. Certain inputs and models may utilize third-party data and models that RIM believes to be reliable. However, RIM does not guarantee the accuracy of third-party data or models.
Sustainable Investing Risk
Applying sustainability and ESG criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Sustainable Aware Equity Fund may forgo some market opportunities available to funds that do not use sustainability criteria. Securities of companies with sustainable practices may shift into and out of favor depending on market and economic conditions, and the Underlying Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. RIM’s evaluation of sustainability metrics in connection with its management of the Underlying Fund may also cause the Underlying Fund’s performance to differ from funds that do not use such metrics.  Sustainability data, including sustainability data obtained from third party providers, may be incomplete, inaccurate, inconsistent or unavailable, which could adversely affect the analysis of a particular investment.  It is possible that the investments identified by RIM as being aligned with its sustainability criteria will not operate as expected or that, because the assessment of whether an issuer meets the sustainability criteria is conducted at the time of investment, an issuer initially meeting the sustainability criteria will not continue to do so over time. As a result, RIM could be required to sell such positions at a disadvantageous time.  Investors may differ in their view of whether a particular investment fits within the sustainability criteria and, as a result, the Underlying Fund may invest in issuers that do not reflect the beliefs and/or values of any particular investor.  The decision not to invest in certain investments as a result of the sustainability criteria may adversely affect Fund performance at times when such investments are performing well. The regulatory landscape with respect to sustainable investing in the U.S. is still under development and, as a result, future regulations and/or rules adopted by applicable regulators could require the Underlying Fund to change or adjust its investment process with respect to sustainable investing.
Equity Securities Risk
The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the performance of individual companies (company risk). Therefore, the value of an investment in the Underlying Funds may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, pandemics, epidemics, terrorist attacks, war, economic sanctions and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.
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Common Stocks
The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s debt instruments will take precedence over the claims of owners of common stocks.
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Value Stocks
Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
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Growth Stocks
Investments in growth stocks are subject to the risks of common stocks. Growth company stocks generally provide minimal dividends which could otherwise offset the impact of a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.
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Defensive Stocks
Investments in defensive stocks are subject to the risks of common stocks. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks. Defensive stocks may also underperform the broad market in declining markets and over various market periods. The relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Defensive stocks may not consistently exhibit the defensive characteristics for which they were selected and may not have lower than average stock price volatility or provide less volatile returns than the broad equity market.
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Dynamic Stocks
Investments in dynamic stocks are subject to the risks of common stocks. In declining markets, dynamic stocks are likely to underperform growth, value and defensive stocks. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value. Generally, securities with higher price volatility are considered riskier investments than securities with lower price volatility. Dynamic companies may be subject to a heightened risk of bankruptcy. There is no guarantee that a company’s potential for stock price appreciation will be effectively assessed and it is possible that such judgments may prove incorrect. Dynamic investing tends to result in an overweight to medium capitalization stocks.

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Momentum Stocks
Momentum stocks are stocks of companies that exhibit positive price trends. Investments in momentum stocks are subject to the risks of common stocks.  Momentum stocks are likely to underperform the broad market in declining markets and over various market periods.  The relative performance of momentum stocks may fluctuate over time.
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Securities of Medium Capitalization Companies
Investments in securities of medium capitalization companies are subject to the risks of common stocks. However, investments in medium capitalization companies may involve greater risks than those associated with larger, more established companies. Securities of such issuers may be thinly traded, and thus, difficult to buy and sell in the market. These companies often have narrower markets, more limited operating or business history, more limited product lines, and more limited managerial or financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure and bankruptcy, which could increase the volatility of an Underlying Fund's portfolio.
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Securities of Small Capitalization Companies
Investments in securities of small capitalization companies are subject to the risks of common stocks, including the risks of investing in securities of medium capitalization companies. However, investments in small capitalization companies may involve greater risks, as, generally, the smaller the company size, the greater these risks.
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Securities of Micro Capitalization Companies and Companies with Capitalization Smaller than the Russell 2000® Index
Investments in securities of micro capitalization companies and companies with capitalizations smaller than the Russell 2000® Index are subject to the risks of common stocks, including the risks of investing in securities of medium and small capitalization companies. However, investments in such companies may involve greater risks, as, generally, the smaller the company size, the greater these risks. In addition, micro capitalization companies and companies with capitalization smaller than the Russell 2000® Index may be newly formed with more limited track records and less publicly available information.
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Preferred Stocks
Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.
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Rights, Warrants and Convertible Securities
Rights and warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Rights are similar to warrants but rights typically have shorter durations and are offered to current stockholders of the issuer. Changes in the value of a right or a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a right or a warrant may be more volatile than the price of its underlying security, and a right or a warrant may offer greater potential for capital loss.
Convertible securities can be bonds, notes, debentures, preferred stocks or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stocks. Unlike traditional convertible securities, contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances. The mandatory conversion might be automatically triggered, for instance, if a company fails to meet the minimum amount of capital described in the security, the company's regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, an Underlying Fund could experience a reduced income rate, potentially to zero.  Conversion would deepen the subordination of an Underlying Fund, hence worsening the Underlying Fund’s standing in the case of an issuer’s insolvency. In addition, some contingent convertible securities have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date.
Volatility Strategies Risk
Volatility strategies depend on mispricings based upon market-anticipated volatility and realized volatility of an underlying asset. Price movements are influenced by many unpredictable factors, such as market sentiment, inflation rates, interest rate movements and general economic and political conditions. If anticipated and realized volatility are incorrectly estimated, the strategy may result in losses.
Asset Allocation
Neither the Underlying Funds nor RIM can offer any assurance that the asset allocation of the Multi-Strategy Income and Multi-Asset Strategy Funds will achieve the Underlying Fund’s investment objective. Nor can the Underlying Funds or RIM offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. An Underlying Fund’s ability to achieve its investment objective depends upon RIM’s skill in determining an Underlying Fund’s asset class allocation. The value of your investment may decrease if RIM’s judgment about the attractiveness, value or market trends affecting a particular asset class or investment style is incorrect. Asset allocation decisions might also result in an Underlying Fund having exposure to asset classes, countries or regions, or industries or groups of industries that underperform other management styles.
Fixed Income Securities Risk
Fixed income securities generally are subject to the following risks: (i) Interest rate risk which is the risk that prices of fixed income securities generally rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed income securities fall and when interest rates fall, prices of fixed income securities rise. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration. The effect of changing interest rates on financial markets, including negative interest rates, cannot be known with certainty but may expose fixed-income and related markets to heightened volatility and illiquidity. Very low or negative interest rates may magnify interest rate risks. To the extent an Underlying Fund holds an investment with a negative interest rate to maturity, the Underlying Fund would generate a negative return on that investment. If negative interest rates become more prevalent in the market and/or if negative interest rates persist for a sustained period of time, investors may seek to reallocate assets to higher-yielding assets which, among other potential consequences, could result in increases in the yield and decreases in the prices of fixed-income investments over time; (ii) Market risk which is the risk that the value of fixed income securities fluctuates in response to general market and economic conditions. Fixed income markets have experienced volatility, which may result in increased shareholder redemptions; (iii) Company risk which is the risk that the value of fixed income securities fluctuates in response to the performance of individual companies; (iv) Credit and default risk which is the risk that an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk which are often reflected in credit ratings. Fixed income securities may be downgraded in credit rating or go into default. While all fixed income securities are subject to credit risk, lower-rated bonds and bonds with longer final maturities generally have higher credit risks and higher risk of default; and (v) Inflation risk which is the risk that the present value of a security will be less in the future if inflation decreases the value of money.
Specific types of fixed income securities are also subject to additional risks which are described below.
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Non-Investment Grade Debt Securities (“High-Yield” or “Junk Bonds”)
Although lower rated debt securities generally offer a higher yield than higher rated debt securities, they involve higher risks, higher volatility and higher risk of default than investment grade bonds. They are especially subject to:
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Adverse changes in general economic conditions and in the industries in which their issuers are engaged;
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Changes in the financial condition of their issuers;
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Price fluctuations in response to changes in interest rates; and
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Reduced liquidity compared to higher rated securities.

As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default, which could result in a loss to an Underlying Fund. In the event of an issuer’s bankruptcy, the claims of other creditors may have priority over the claims of lower rated debt holders, leaving insufficient assets to repay the holders of lower rated debt securities.
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U.S. and Non-U.S. Corporate Debt Securities Risk
U.S. and non-U.S. corporate debt securities are subject to the same risks as other fixed income securities, including interest rate risk and market risk. U.S. and non-U.S. corporate debt securities are also affected by perceptions of the creditworthiness and business prospects of individual issuers. The underlying company may be unable to pay interest or repay principal upon maturity, which could adversely affect the security’s market value. In addition, due to less publicly available financial and other information, less stringent securities regulation, war, economic sanctions and other adverse governmental actions, investments in non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.
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Government Issued or Guaranteed Securities, U.S. Government Securities
Bonds guaranteed by a government are subject to the same risks as other fixed income securities, including inflation risk, price depreciation risk and default risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, bonds issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest.
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Distressed Securities
Distressed securities are securities of issuers that are experiencing significant financial or business difficulties. Investments in distressed securities may be considered speculative and may involve substantial risks not normally associated with investments in healthier companies, including the increased possibility that adverse business, financial or economic conditions will cause the issuer to default or initiate insolvency proceedings. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers, and the degree of risk associated with particular distressed securities may be difficult or impossible to determine. Distressed securities may also be illiquid, difficult to value and experience extreme price volatility. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, an Underlying Fund may lose all of its investment in the distressed security, or it may be required to accept cash or securities with a value less than an Underlying Fund's original investment.
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Bank Obligations
An adverse development in the banking industry may affect the value of an Underlying Fund's investments. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Banks are subject to extensive but different government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry. The banking industry may also be impacted by legal and regulatory developments. The specific effects of such developments are not yet fully known.
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Municipal Obligations
Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business and political developments. Lower rated municipal obligations are subject to greater credit and market risk than higher quality municipal obligations. The value of these securities, or an issuer’s ability to make payments, may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. Timely payments by issuers of industrial development bonds are dependent on the money earned by the particular facility or amount of revenues from other sources, and may be negatively affected by the general credit of the user of the facility.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. In addition, the perceived increased likelihood of default among issuers of municipal bonds has resulted in increased illiquidity, increased price volatility and credit downgrades of such issuers. In addition, the current economic climate and the perceived increased likelihood of default among issuers of municipal bonds has resulted in increased illiquidity, increased price volatility and credit downgrades of such issuers. A lack of information regarding certain issuers may make their municipal securities more difficult to assess. Additionally, uncertainties in the municipal securities market could negatively affect an Underlying Fund's net asset value and/or the distributions paid by an Underlying Fund. Certain municipal obligations in which an Underlying Fund invests may pay interest that is subject to the alternative minimum tax.
To be tax exempt, municipal bonds must meet certain regulatory requirements. The failure of a municipal bond to meet these requirements may cause the interest received by an Underlying Fund from such bonds to be taxable. Interest on a municipal bond may be declared taxable after the issuance of the bond, and such a determination could be applied retroactively to the date of the issuance of the bond, causing a portion of prior distributions made by an Underlying Fund to be taxable to shareholders in the year of receipt. Additionally, income from municipal bonds may be declared taxable due to unfavorable changes in tax law, adverse interpretations by the Internal Revenue Service or noncompliant conduct of a bond issuer.
From time to time, an Underlying Fund may invest a substantial amount of its assets in municipal bonds the interest from which is paid from revenues of similar projects. If its investments are concentrated in this manner, an Underlying Fund will assume the legal and economic risks relating to such projects which may significantly impact an Underlying Fund's performance. Additionally, an Underlying Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase an Underlying Fund's exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states or regions.
An Underlying Fund may invest in various types of municipal securities that are subject to different risks. These risks may include the following:
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General Obligation Bonds Risk. Timely payments on general obligation bonds depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
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Revenue Bonds (including Industrial Development Bonds) Risk. Timely payments on revenue bonds, including industrial development bonds, depend on the money earned by the particular facility, or the amount of revenues derived from another source, and may be negatively affected by the general credit of the user of the facility.
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Private Activities Bonds Risk. Private activities bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so.
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Moral Obligation Bonds Risk. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
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Municipal Notes Risk. Municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (although the interest may be includable in taxable income for purposes of the alternative minimum tax) and that have a maturity that is generally one year or less. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, tax free commercial paper, project notes, variable rate demand notes, and tax free participation certificates. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and an Underlying Fund may lose money.
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Municipal Lease Obligations Risk. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

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Money Market Securities (Including Commercial Paper)
Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. An Underlying Fund’s ability to redeem shares of a money market fund may be impacted by recent regulatory changes relating to money market funds which require the imposition of liquidity fees unless certain exceptions apply. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.
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Asset-Backed Commercial Paper
Asset-backed commercial paper is a fixed income obligation generally issued by a corporate-sponsored special purpose entity to which the corporation has contributed cash-flowing receivables such as credit card receivables or auto and equipment leases. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper. Asset-backed commercial paper is usually unregistered and, therefore, transfer of these securities is restricted by the Securities Act of 1933.
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Variable and Floating Rate Securities
A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. The interest rate on floating rate securities is ordinarily tied to, and is a specified margin above or below, the prime rate of a specified bank or some similar objective standard, such as the yield on the 90–day U.S. Treasury Bill rate, and may change as often as daily. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if the interest rates increase. Inverse floating rate securities, which are securities whose interest rate bears an inverse relationship to the interest rate on another security, may also exhibit greater price volatility than a fixed rate obligation with similar credit quality.
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Mortgage-Backed Securities
The value of mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the mortgages underlying the securities. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, an Underlying Fund has exposure to prime loans, subprime loans, Alt-A loans and/or non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to prime, subprime, Alt-A and non-conforming mortgage loans may be susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of an Underlying Fund's portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Residential mortgages are subject to the risks of delinquencies, defaults and losses, which may increase substantially over certain periods and affect the performance of the MBS in which certain Underlying Funds may invest. Mortgage loans backing non-agency MBS are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities.
As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced MBS (a “TBA”) at a future date. At the time of purchase, the seller does not specify the particular MBS to be delivered. Instead, an Underlying Fund agrees to accept any MBS that meets specified terms agreed upon between the Underlying Fund and the seller. TBAs are subject to the risk that the underlying mortgages may be less favorable than anticipated by an Underlying Fund.
Collateralized mortgage obligations (“CMOs”) are MBS that are collateralized by mortgage loans or mortgage pass-through securities. CMOs are issued in multiple classes, often referred to as “tranches,” with each tranche having specific risk characteristics, payment structures and maturity dates. This creates different prepayment and market risks for each CMO class. The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). The principal and interest payments on the underlying mortgages may be allocated among the several tranches of a CMO in varying ways including “principal only,” “interest only” and “inverse interest only” tranches. These tranche structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. For example, an inverse interest-only class CMO entitles holders to receive no payments of principal and to receive interest at a rate that will vary inversely with a specified index or a multiple thereof. Under certain structures, particular classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which an Underlying Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of MBS.
Commercial mortgage-backed securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of property owners to make loan payments, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. Investments in CMBS are also subject to the risks of asset-backed securities generally and may be particularly sensitive to prepayment and extension risks. CMBS securities may be less liquid and exhibit greater price volatility than other types of asset-backed securities.
Adverse changes in market conditions and the regulatory climate may reduce the cash flow which an Underlying Fund, to the extent it invests in MBS or other asset-backed securities, receives from such securities and increase the incidence and severity of credit events and losses in respect of such securities. In the event that interest rate spreads for MBS and other asset-backed securities widen following the purchase of such assets by an Underlying Fund, the market value of such securities is likely to decline and, in the case of a substantial spread widening, could decline by a substantial amount. Furthermore, adverse changes in market conditions may result in reduced liquidity in the market for MBS and other asset-backed securities and an unwillingness by banks, financial institutions and investors to extend credit to servicers, originators and other participants in the market for MBS and other asset-backed securities. As a result, the liquidity and/or the market value of any MBS or asset-backed securities that are owned by an Underlying Fund may experience declines after they are purchased by an Underlying Fund.
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Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government-sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government-sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment. Since 2008, Fannie Mae and Freddie Mac have been operating under Federal Housing Finance Administration (“FHFA”) conservatorship and are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. The FHFA has made public statements regarding plans to consider ending the conservatorships. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is unclear how their respective capital structures would be constructed and what impact, if any, there would be on Fannie Mae’s or Freddie Mac’s creditworthiness and guarantees of certain mortgage-backed securities. Should the conservatorships end, there could be an adverse impact on the value of Fannie Mae or Freddie Mac securities, which could cause losses to an Underlying Fund.
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Privately-Issued Mortgage-Backed Securities
MBS held by an Underlying Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes and other risks than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike MBS issued or guaranteed by the U.S. government or a government-sponsored entity, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately-issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in an Underlying Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
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Reverse Mortgages
Certain Underlying Funds may invest in mortgage-related securities that reflect an interest in reverse mortgages.  Due to the unique nature of the underlying loans, reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities.  The date of repayment for such loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain.

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Asset-Backed Securities
Asset-backed securities may include MBS, loans (such as auto loans or home equity lines of credit), receivables or other assets. The value of an Underlying Fund's asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to subprime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. An Underlying Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require an Underlying Fund to dispose of any then existing holdings of such securities. Collateralized loan obligations (“CLOs” ) carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the quality of the collateral may decline in value or default; (iii) an Underlying Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
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Credit and Liquidity Enhancements
Third parties may issue credit and/or liquidity enhancements, including letters of credit, for certain fixed income or money market securities held by an Underlying Fund. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of the entity issuing the enhancement, if contemporaneous with adverse changes in the enhanced security, could cause losses to an Underlying Fund and may affect its net asset value. The use of credit and liquidity enhancements exposes an Underlying Fund to counterparty risk, which is the risk that the entity issuing the credit and/or liquidity enhancement may not be able to honor its financial commitments.
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Repurchase Agreements
Repurchase agreements may be considered a form of borrowing for some purposes and their use involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, an Underlying Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities that are collateral for a loan by an Underlying Fund are not within its control and therefore the realization by an Underlying Fund on such collateral may be automatically stayed. Finally, it is possible that an Underlying Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.
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Reverse Repurchase Agreements
A reverse repurchase agreement is a transaction whereby an Underlying Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security’s market value. The Underlying Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. Reverse repurchase agreements are generally subject to a number of risks such as leverage risk, liquidity risk, operational risk and legal risk (i.e., the risk of insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a contract). Reverse repurchase agreements are also subject to the risk that the other party may fail to return the security in a timely manner or at all. The Underlying Fund may lose money if the market value of the security transferred by the Underlying Fund declines below the repurchase price. Reverse repurchase agreements may be considered a form of borrowing for some purposes.
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Puts, Stand-by Commitments and Demand Notes
Demand notes are obligations with the right to a “put.” Variable rate demand notes are floating rate instruments with terms of as much as 40 years which pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short term municipal rates. A stand-by commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price or yield on certain dates or within a specified period prior to maturity. The ability of an Underlying Fund to exercise a put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit an Underlying Fund from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller is unable to honor a put or stand-by commitment for financial reasons, an Underlying Fund may be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and an Underlying Fund may lose money.
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Dollar Rolls
An Underlying Fund may enter into dollar rolls subject to its limitations on borrowings. A dollar roll involves the sale of a security by an Underlying Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. Dollar rolls are generally subject to a number of risks such as leverage risk, liquidity risk, market risk, counterparty risk, operational risk and legal risk.
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Loans and Other Direct Indebtedness
Loans and other direct indebtedness involve the risk that an Underlying Fund will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower. Default or an increased risk of default in the payment of interest or principal on a loan results in a reduction in income to an Underlying Fund, a reduction in the value of the loan and a potential decrease in an Underlying Fund's net asset value. The risk of default increases in the event of an economic downturn or a substantial increase in interest rates. If a borrower defaults on its obligations, an Underlying Fund may end up owning any underlying collateral securing the loan and there is no assurance that sale of the collateral would raise enough cash to satisfy the borrower’s payment obligation or that the collateral can be liquidated. If the terms of a loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the original collateral, an Underlying Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loan. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of bankruptcy of the borrower. Senior loans are subject to the risk that a court may not give lenders the full benefit of their senior positions. In addition, there is less readily available, reliable information about most senior loans than is the case for many other types of securities. With limited exceptions, an Underlying Fund will generally take steps intended to ensure that it does not receive material non-public information about the issuers of senior or floating rate loans who also issue publicly-traded securities and, therefore, an Underlying Fund may have less information than other investors about certain of the senior or floating rate loans in which the Underlying Fund seeks to invest. An Underlying Fund’s intentional or unintentional receipt of material non-public information about such issuers could limit the Underlying Fund’s ability to sell certain investments held by the Underlying Fund or pursue certain investment opportunities, potentially for a substantial period of time. Loans and other forms of direct indebtedness are not registered under the federal securities laws and, therefore, do not offer securities law protections against fraud and misrepresentation. Each Underlying Fund relies on RIM’s and/or the money manager(s)' research in an attempt to avoid situations where fraud or misrepresentation could adversely affect an Underlying Fund. Certain of the loans and the other direct indebtedness acquired by an Underlying Fund may involve revolving credit facilities or other standby financing commitments which obligate an Underlying Fund to pay additional cash on a certain date or on demand. The market for loan obligations may be subject to extended trade settlement periods (which may exceed seven (7) days). Because transactions in many loans are subject to extended trade settlement periods, an Underlying Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet an Underlying Fund's redemption obligations for a period after the sale of the loans, and, as a result, an Underlying Fund may have to sell other investments or take other actions if necessary to raise cash to meet its obligations.
The highly leveraged nature of many such loans, including floating rate “bank loans” or “leveraged loans,” and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Bank loans have recently experienced significant investment inflows and if inflows reverse, bank loans could be subject to liquidity risk and lose value. Bank loans generally are subject to legal or contractual restrictions on resale and to illiquidity risk, including potential illiquidity resulting from extended trade settlement periods. In addition, investments in bank loans are typically subject to the risks of floating rate securities and “high yield” or “junk bonds.” Investments in such loans and other direct indebtedness may involve additional risk to an Underlying Fund. Senior loans made in connection with highly leveraged transactions are subject to greater risks than other senior loans. For example, the risks of default or bankruptcy of the borrower or the risks that other creditors of the borrower may seek to nullify or subordinate an Underlying Fund's claims on any collateral securing the loan are greater in highly leveraged transactions.
In addition, covenants contained in loan documentation are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s operations or assets and by providing certain information and consent rights to lenders. In addition to operational covenants, loans and other debt obligations often contain financial covenants which require a borrower to satisfy certain financial tests at periodic intervals or to maintain compliance with certain financial metrics. The Underlying Funds are exposed to loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations, which are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.
An Underlying Fund’s investment in “leveraged loans” may include an investment in “covenant lite” loans. Covenant lite loans, the terms and conditions of which may vary by instrument, may contain fewer or less restrictive financial maintenance covenants or restrictions compared to other loans that might otherwise enable an investor to proactively enforce financial covenants or prevent undesired actions by the borrower. As a result, the Underlying Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans or debt securities with more restrictive covenants, which may result in losses to the Underlying Fund.
As an Underlying Fund may be required to rely upon an interposed bank or other financial intermediary to collect and pass on to the Underlying Fund amounts payable with respect to the loan and to enforce the Underlying Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Underlying Fund from receiving such amounts. In purchasing loans or loan participations, an Underlying Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with the interposed bank or other financial intermediary.
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Credit Linked Notes, Credit Options and Similar Investments
Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve counterparty risk.
Non-U.S. Securities
An Underlying Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of an Underlying Fund's foreign assets. Non-U.S. laws and accounting standards in some cases may not be as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets and taxes and transaction costs may be higher. Additionally, international markets may experience delays and disruptions in securities settlement procedures for an Underlying Fund's portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.
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Non-U.S. Equity Securities
Non-U.S. equity securities are subject to all of the risks of equity securities generally, but can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally may not be subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.
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Non-U.S. Fixed Income Securities
An Underlying Fund’s non-U.S. fixed income securities are typically obligations of sovereign governments and corporations. They may also be issued by non-U.S. government agencies or instrumentalities. No assurance can be given that a non-U.S. government will provide financial support to government agencies or instrumentalities and therefore bonds issued by non-U.S. government agencies or instrumentalities may involve risk of loss of principal and interest. As with any fixed income securities, non-U.S. fixed income securities are subject to the risk of being downgraded in credit rating and to the risk of default. To the extent that an Underlying Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Underlying Fund will generally have more exposure to regional economic risks associated with these foreign investments.
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Emerging Markets Securities
Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Underlying Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for an Underlying Fund's portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. Emerging market countries may also be more likely to experience the imposition of economic sanctions by foreign governments. For more information about sanctions, see the Global Financial Markets Risk in this Prospectus.
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Investments in Frontier Markets
Investments in frontier markets are generally subject to all of the risks of investments in non-U.S. and emerging markets securities, but to a heightened degree. Because frontier markets are among the smallest, least developed, least liquid, and most volatile of the emerging markets, investments in frontier markets are generally subject to a greater risk of loss than investments in developed or traditional emerging markets. Many frontier market countries operate with relatively new and unsettled securities laws and are heavily dependent on commodities, foreign trade and/or foreign aid. Compared to developed and traditional emerging market countries, frontier market countries typically have less political and economic stability, face greater risk of a market shutdown, and impose greater governmental restrictions on foreign investments.
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Emerging Markets Debt
An Underlying Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
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Brady Bonds
Brady Bonds involve various risk factors including residual risk (i.e., the risk of losing the uncollateralized interest and principal amounts on the bonds) and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds will not be subject to restructuring arrangements or to requests for new credit, which may cause a loss of interest or principal on any of the holdings.
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Yankee Bonds and Yankee CDs
Non-U.S. corporations and banks issuing dollar denominated instruments in the U.S. (Yankee Bonds or Yankee CDs) are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks, reserve requirements, loan limitations and examinations. This complicates efforts to analyze these securities and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.
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Currency Risk
Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to market events, actions of governments or their central banks or political developments in the U.S. or abroad. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of an Underlying Fund. Securities held by an Underlying Fund which are denominated in U.S. dollars are still subject to currency risk.

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Synthetic Foreign Equity/Fixed Income Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants)
Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, currency risk and the risks associated with investments in non-U.S. securities. In the case of any exercise of these instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise and/or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
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Equity Linked Notes
An equity linked note is a note, typically issued by a company or financial institution, whose return is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.
Derivatives (Futures Contracts, Options, Forwards and Swaps)
Derivatives and other similar instruments are financial contracts whose value depends on, or is derived from, the value of an underlying instrument. Various derivative instruments are described in more detail under “Other Financial Instruments Including Derivatives” in the Statement of Additional Information. Derivatives may be used as a substitute for taking a position in the underlying instrument and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. Derivatives may also be used for leverage, to facilitate the implementation of an investment strategy or to take a net short position with respect to certain issuers, sectors or markets. Certain Underlying Funds may also use derivatives to pursue a strategy to be fully invested or to seek to manage portfolio risk.
Investments in a derivative instrument could lose more than the initial amount invested, and certain derivatives have the potential for unlimited loss. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices, and thus an Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. Certain Underlying Funds' use of derivatives may cause the Underlying Fund’s investment returns to be impacted by the performance of securities the Underlying Fund does not own and result in the Underlying Fund’s total investment exposure exceeding the value of its portfolio. Investments in derivatives can cause an Underlying Fund's performance to be more volatile. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security, which exposes an Underlying Fund to a heightened risk of loss.
The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in conventional securities, physical commodities or other investments. Derivatives are generally subject to a number of risks such as leverage risk, liquidity risk, market risk, credit risk, default risk, counterparty risk, management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which an Underlying Fund would not be subject absent the use of these strategies. If an Underlying Fund's predictions of the direction of movements of the prices of the underlying instruments are inaccurate, the adverse consequences to an Underlying Fund may leave the Underlying Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) dependence on the ability to predict correctly the direction of movements of the prices of the underlying instruments; (ii) imperfect correlation between the price of the derivative instrument and the underlying instrument and the risk of mispricing or improper valuation; (iii) the fact that skills needed to use these strategies are different from those needed for traditional portfolio management; (iv) the absence of a liquid secondary market for any particular instrument at any time, which risk is heightened for highly customized derivatives, including swaps; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (vi) for over-the-counter (“OTC”) derivative products and structured notes, additional credit risk, the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the derivative is based; (vii) the possible inability of an Underlying Fund to purchase or sell a portfolio holding at a time that otherwise would be favorable for it to do so, or the possible need to sell the holding at a disadvantageous time, due to the requirement that the Underlying Fund post certain types of securities or cash as margin or collateral in connection with use of certain derivatives; and (viii) for options, the change in volatility of the underlying instrument due to general market and economic conditions or other factors, which may negatively affect the value of such option.
There is no assurance that a liquid secondary market will exist for certain derivatives in which an Underlying Fund may invest. Participation in the option or futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which an Underlying Fund would not be subject absent the use of these strategies. In many cases, a relatively small price movement in a futures or option contract may result in immediate and substantial loss or gain to the holder relative to the size of a required margin deposit or premium received. There is also the risk of loss by an Underlying Fund of margin deposits in the event of bankruptcy of a broker with whom the Underlying Fund has an open position in an option, forward, swap or futures contract.
Although an Underlying Fund will not borrow money in order to increase its trading activities, leveraged swap transactions may experience substantial gains or losses in value as a result of relatively small changes in the value or level of an underlying or related market factor. A swap transaction may be modified or terminated only by mutual consent of the original parties, subject to agreement on individually negotiated terms. Therefore, it may not be possible for an Underlying Fund to modify, terminate or offset the Underlying Fund’s obligations or the Underlying Fund's exposure to the risks associated with a transaction prior to its scheduled termination date.
Credit default swap contracts may involve greater risks than if an Underlying Fund invested in the reference obligation (the underlying debt upon which a credit derivative is based) directly since, in addition to the risks relating to the reference obligation, credit default swaps are subject to the risks inherent in the use of swaps, including illiquidity risk and counterparty risk. The Underlying Funds may act as either the buyer or the seller of a credit default swap. An Underlying Fund will generally incur a greater degree of risk when selling a credit default swap than when purchasing a credit default swap. As a buyer of a credit default swap, an Underlying Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by an Underlying Fund, coupled with the upfront or periodic payments previously received, may be less than what the Underlying Fund pays to the buyer, resulting in a loss of value to the Underlying Fund. Certain standardized swaps, including certain credit default swaps, are subject to mandatory clearing, and more are expected to be subject to mandatory clearing in the future. In addition, there may be disputes between the buyer and seller of a credit default swap agreement, or within the swaps market as a whole, as to whether a credit event has occurred or what the payment should be. Such disputes could result in litigation or other delays, and the outcome could be adverse for the buyer or seller. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives, but cleared contracts are not risk-free. Clearing may subject an Underlying Fund to increased costs and/or margin requirements. Credit default swaps may include index credit default swaps, which are contracts on baskets or indices of credit instruments, which may include tranches of commercial mortgage-backed securities (“CMBX”).
Certain derivatives, including swaps, may be subject to fees and expenses, and by investing in such derivatives indirectly through an Underlying Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Underlying Fund.
If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if, on the option expiration date, the market price of the underlying security or index, in the case of a purchased put, remains equal to or greater than the exercise price or, in the case of a purchased call, remains less than or equal to the exercise price, the Underlying Fund will lose its entire investment (i.e., the premium paid) on the option. When an Underlying Fund sells (i.e., writes) an option on a security or index, movements in the price of the underlying security or value of the index may result in a loss to the Underlying Fund, which may be unlimited for uncovered call positions.
An Underlying Fund may be unable to close out its derivatives positions when desired.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, RIM or the money manager may wish to retain an Underlying Fund's position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unable or unwilling to enter into the new contract and no other appropriate counterparty can be found. There is no assurance that an Underlying Fund will engage in derivatives transactions at any time or from time to time. The ability to use derivatives may also be limited by certain regulatory and tax considerations.
The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, OTC transaction that is economically equivalent to certain futures or options contracts on physical commodities. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions.
The SEC rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies requires funds to trade derivatives and other transactions that create future payment or delivery obligations subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements.
Currency Trading Risk
Certain Underlying Funds may engage in foreign currency transactions to hedge against uncertainty in the level of future exchange rates and/or to effect investment transactions to generate returns consistent with an Underlying Fund's investment objectives and strategies (i.e., speculative currency trading strategies). Foreign currency exchange transactions will be conducted on either a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts to purchase or sell currency at a future date. Certain Underlying Funds may also enter into options on foreign currencies. Currency spot, forward and option prices are highly volatile, and may be illiquid. Such prices are influenced by, among other things: (i) changing supply and demand relationships; (ii) government trade, fiscal, monetary and exchange control programs and policies; (iii) national and international political and economic events; and (iv) changes in interest rates. From time to time, governments intervene directly in these markets with the specific intention of influencing such prices. Currency trading may also involve economic leverage (i.e., the Underlying Fund may have the right to a return on its investment that exceeds the return that the Underlying Fund would expect to receive based on the amount contributed to the investment), which can increase the gain or the loss associated with changes in the value of the underlying instrument. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold and also can be subject to other risks described under “Derivatives” above. Due to the tax treatment of gains and losses on certain currency forward and options contracts, the use of such instruments may cause fluctuations in an Underlying Fund's income distributions, including the inability of an Underlying Fund to distribute investment income for any given period. As a result, an Underlying Fund's use of currency trading strategies may adversely impact an Underlying Fund's ability to meet its investment objective of providing current income. Many foreign currency forward contracts will eventually be exchange-traded and cleared. Although these changes are expected to decrease the credit risk associated with bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free.
Counterparty Risk
Counterparty risk is the risk that the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the delivery conditions of the contract or transaction and the related risk of having concentrated exposure to a counterparty. Counterparty risk is inherent in many transactions, including, but not limited to, transactions involving over-the-counter derivatives, repurchase agreements, securities lending, short sales, credit and liquidity enhancements and equity or commodity-linked notes.

Short Sales
The RIC Sustainable Aware Equity, U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. An Underlying Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund must return the borrowed security. An Underlying Fund will realize a gain if the security declines in price between those dates. Short sales expose an Underlying Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position. Short sales and short sales “against the box” are generally subject to a number of risks such as leverage risk, liquidity risk, market risk, counterparty risk, operational risk and legal risk.
Although an Underlying Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When an Underlying Fund makes a short sale, the Underlying Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Underlying Fund purpose. To the extent an Underlying Fund uses the proceeds it receives from short sales to purchase other securities, the risks associated with the short sales, including leverage risks, may be heightened, because doing so increases the exposure of the Underlying Fund to the markets and therefore could magnify changes to the Underlying Fund’s NAV. Each of the RIC Sustainable Aware Equity Fund, U.S. Strategic Equity Fund and U.S. Small Cap Equity Fund currently engage in short sale transactions that are effected through State Street but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Underlying Funds typically expect to collateralize short sale transactions through the Underlying Funds’ respective reciprocal lending activity with State Street. (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Underlying Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street's books but remain in an Underlying Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Underlying Funds to the risk that State Street could fail to return a security lent to it by an Underlying Fund, or fail to return the Underlying Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by an Underlying Fund, or failure to return an Underlying Fund’s cash collateral, would be mitigated by the Underlying Fund’s right under such circumstances to decline to return the securities the Underlying Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). For a further discussion of the risks associated with securities lending, see “Securities Lending” risk description below. To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Underlying Funds are required to pledge assets in a segregated account maintained by the Underlying Funds' custodian for the benefit of the broker. The Underlying Funds may also use securities they own to meet any such collateral obligations.
If the Underlying Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Underlying Fund may lose money.
Securities of Other Investment Companies
If an Underlying Fund invests in other investment companies, including exchange traded funds (“ETFs”), shareholders will bear not only their proportionate share of the Underlying Fund’s expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of an Underlying Fund but also to the portfolio investments of the underlying investment companies. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares can trade at either a premium or discount to net asset value. If an ETF held by an Underlying Fund trades at a discount to net asset value, the Underlying Fund could lose money even if the securities in which the ETF invests go up in value.
Real Estate Securities
Just as real estate values go up and down, the value of the securities of real estate companies in which an Underlying Fund invests also fluctuates. An Underlying Fund that invests in real estate securities is also indirectly subject to the risks associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic and real estate market conditions, changes in debt financing availability and terms, increases in property taxes or other operating expenses, environmental damage and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.
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Real Estate Investment Trusts (“REITs”)
REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. Moreover, the underlying portfolios of REITs may not be diversified, and therefore subject to the risk of investing in a limited number of properties. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing to maintain their exemption from certain federal securities laws. The value of a REIT may also be affected by changes in interest rates. In general, during periods of high interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Rising interest rates generally increase the cost of financing for real estate projects, which could cause the value of an equity REIT to decline. During periods of declining interest rates, mortgagors may elect to prepay mortgages held by mortgage REITs, which could lower or diminish the yield on the REIT. By investing in REITs indirectly through the Underlying Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Underlying Fund.
Infrastructure Companies
Investments in infrastructure companies have greater exposure to the potential adverse economic, regulatory, political, environmental and other changes affecting such entities. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of surplus capacity, increased competition from other providers of services in a developing deregulatory environment, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, the effects of environmental damage and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, government budgetary constraints, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.
Other factors that may affect the operations of infrastructure companies include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company's products, increased susceptibility to terrorist acts or political actions, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.
Master Limited Partnerships (“MLPs”)
An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes. A distribution by an MLP (that is taxed as a partnership) to an Underlying Fund will decrease the Underlying Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be eventually recognized on the sale of such MLP investment. Distributions from an MLP in excess of an Underlying Fund's tax basis in the MLP will generally be treated as capital gain. Also, gain or loss recognized on a disposition of an MLP equity security may be recharacterized as ordinary income to the extent attributable to a deemed disposition of MLP assets subject to depreciation recapture or similar items, with the amount of such ordinary income potentially exceeding the gain realized on the disposition or occurring even if there is a net loss on the disposition. The tax treatment of taxable income allocated to an Underlying Fund each year by the MLPs will not be known until the Underlying Fund receives a schedule K-1 for that year with respect to each of its MLP investments.
Depositary Receipts
Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing an Underlying Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt. The Underlying Funds may invest in both sponsored and unsponsored depositary receipts, which are purchased through “sponsored” and “unsponsored” facilities, respectively. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without the participation of the issuer of the underlying security. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.
Illiquid Investments
An illiquid investment is one that is not reasonably expected to be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. An Underlying Fund may not be able to sell an illiquid or less liquid investment quickly and at a fair price, which could cause an Underlying Fund to realize losses on the investment if the investment is sold at a price lower than that at which it had been valued. An illiquid investment may also have large price volatility.
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid or less liquid (i.e., there may be a significant reduction in trading activity, including in the number of market participants or transactions, in such investments) under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid investments and the difficulty in purchasing and selling such investments or instruments, an Underlying Fund may be unable to achieve its desired level of exposure to a certain sector. In addition, to the extent an Underlying Fund trades in illiquid or less liquid markets, it may be unable to dispose of or purchase investments at favorable prices in order to satisfy redemptions or subscriptions. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. For derivatives, this also includes the risk involving liquidity demands that derivatives can create to make payments of margin or settlement payments to counterparties. Such events and conditions may adversely affect the value of an Underlying Fund's investments, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund's portfolio instruments or achieving an Underlying Fund's objective. To the extent that an Underlying Fund's principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, an Underlying Fund will tend to have the greatest exposure to liquidity risk. Additionally, fixed income securities can become difficult to sell, or less liquid, for a variety of reasons, such as a lack of a liquid trading market.
High Portfolio Turnover Risk
Certain Underlying Funds may engage in active and frequent trading, which may result in higher portfolio turnover rates and higher transaction costs than that of a typical mutual fund and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income. These effects of higher than normal portfolio turnover may adversely affect Underlying Fund performance. Higher portfolio turnover rates may also increase an Underlying Fund's operational risk.

Impact of Large Redemptions (Including Possible Fund Liquidation)
Large redemption activity could result in an Underlying Fund being forced to sell portfolio securities at a loss or before RIM or the money managers would otherwise decide to do so. Periods of market illiquidity may exacerbate this risk for fixed income and money market funds. To the extent an Underlying Fund is invested in a money market fund, regulations applicable to money market funds subject the Underlying Fund’s redemption from such money market fund to liquidity fees unless certain exceptions apply. Large redemptions in an Underlying Fund may also result in increased expense ratios (including as a result of an Underlying Fund’s expenses being allocated over a smaller asset base), higher and/or accelerated levels of realized capital gains or losses with respect to an Underlying Fund's portfolio securities which may cause non-redeeming shareholders in the Underlying Fund to receive larger capital gain distributions than they otherwise would have received during or with respect to the year in which such large redemptions occur, higher Underlying Fund cash levels in anticipation of the redemptions (which may persist for an extended period of time), higher brokerage commissions and other transaction costs. Large redemptions can also affect the liquidity of an Underlying Fund’s portfolio because an Underlying Fund may be unable to sell illiquid investments at its desired time or price or the price at which the securities have been valued for purposes of an Underlying Fund’s net asset value. As a result, the large redemption activity could adversely affect an Underlying Fund’s ability to conduct its investment program which, in turn, could adversely impact an Underlying Fund’s performance.
The Underlying Funds may be used as investments for funds of funds that have the same investment adviser as the Funds. The Underlying Funds may also be used as investments in asset allocation programs sponsored by certain Financial Intermediaries, including pursuant to model strategies provided by RIM. Under these circumstances, the Underlying Funds may have (and certain of the Underlying Funds currently do have) a large percentage of their Shares owned by such funds of funds or through such asset allocation programs. Should RIM or such Financial Intermediary change investment strategies or investment allocations such that fewer assets are invested in an Underlying Fund or an Underlying Fund is no longer used as an investment, an Underlying Fund could experience large redemptions of its Shares up to, and including, the entire investment held by the funds of funds or asset allocation program(s). Large redemptions may result in an Underlying Fund no longer remaining at an economically viable size, in which case, an Underlying Fund may cease operations. In such an event, a Fund may be required to liquidate or transfer its investments in the Underlying Fund at an inopportune time.
Global Financial Markets Risk
Global economies and financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Underlying Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.
The severity or duration of such conditions and/or events may be affected by policy changes made by governments or quasi-governmental organizations. During the recent global financial crisis, instability in the financial markets led governments across the globe to take a number of unprecedented actions designed to support the financial markets. More recently, instability in financial markets caused governments across the globe to again take certain actions designed to support financial markets as well as financial and other institutions in light of extreme financial market volatility. There is no guarantee that these actions will have their intended effect on financial markets. Future government regulation and/or intervention could also change the way in which an Underlying Fund is regulated, affect the expenses incurred directly by the Underlying Fund and the value of its investments, and limit and/or preclude an Underlying Fund's ability to achieve its investment objective. In addition, governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions, which may affect an Underlying Fund's investments in ways that are unforeseeable.
Furthermore, a country’s economic conditions, political events, military action and/or other conditions may lead to foreign government intervention and the imposition of economic sanctions. Such sanctions may include (i) the prohibition, limitation or restriction of investment, the movement of currency, securities or other assets; (ii) the imposition of exchange controls or confiscations; and (iii) barriers to registration, settlement or custody. Sanctions may impact the ability of the Underlying Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, which may negatively impact the value and/or liquidity of such investments.
In certain countries, including the U.S., total public debt as a percentage of gross domestic product has grown rapidly since the beginning of the global financial crisis. High levels of national debt may raise concerns that a government will be unable to pay investors at maturity, may cause declines in currency valuations or prevent such government from implementing effective fiscal policy. Rating services have, in the past, lowered their long-term sovereign credit rating on the U.S. Because certain Underlying Funds invest in securities supported by the full faith and credit of the U.S. government, the market prices and yields of such securities may be adversely affected by any actual or potential downgrade in the rating of U.S. long-term sovereign debt.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”) may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event. Public health events have also adversely affected the global economy, global supply chains and the securities in which the Underlying Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect an Underlying Fund's investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect an Underlying Fund's investments and performance.
RIM will monitor developments in financial markets and seek to manage each Fund and/or Underlying Fund in a manner consistent with achieving each Fund's and/or Underlying Fund's investment objective, but there can be no assurance that it will be successful in doing so. In addition, RIF has established procedures to value instruments for which market prices may not be readily available.
Industry Concentration Risk
Underlying Funds that concentrate their investments in certain industries carry a much greater risk of adverse developments in those industries than funds that invest in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.
Financial Services Sector Risk
Certain Underlying Funds may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of an Underlying Fund's investments more than if the Underlying Fund were not invested to such a degree in this sector. Companies in the financial services sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory and monetary policy changes. For example, challenging economic and business conditions can significantly impact financial services companies due to increased defaults on payments by borrowers. The Underlying Funds and issuers in which the Underlying Funds invest may be negatively impacted by bank failures, resulting market conditions and potential legislative and regulatory responses. Political and regulatory changes may affect the operations and financial results of financial services companies, potentially imposing additional costs and expenses or restricting their business activities.

Information Technology Sector Risk
To the extent that an Underlying Fund invests significantly in the information technology sector, an Underlying Fund will be sensitive to changes in, and the Underlying Fund’s performance may depend to a greater extent on, the overall condition of the information technology sector. The information technology sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation. Companies in the technology sector may also be adversely affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, both domestically and internationally, product compatibility, corporate capital expenditure and competition for the services of qualified personnel. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, aggressive pricing, changes in demand, and competition to attract and retain the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and other intellectual property rights. A technology company’s loss or impairment of these rights may adversely affect the company’s profitability. The technology sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.
Cash Management
An Underlying Fund may expose its cash to the performance of certain markets by purchasing equity securities (in the case of equity funds) or fixed income securities (in the case of fixed income funds) and/or derivatives. This approach increases an Underlying Fund's performance if the particular market rises in value and reduces an Underlying Fund's performance if the particular market declines in value. However, the performance of these instruments may not correlate precisely to the performance of the corresponding market and RIM or a money manager may not effectively select instruments to gain market exposure. As a result, while the goal is to achieve market returns, this strategy may underperform the applicable market. In addition, the sale of equity index put options with respect to an Underlying Fund's cash may reduce an Underlying Fund's performance if equity markets decline.
Securities Lending
If a borrower of an Underlying Fund's securities fails financially, the Underlying Fund’s recovery of the loaned securities may be delayed or the Underlying Fund may lose its rights to the collateral, which could result in a loss to the Underlying Fund. While securities are on loan, an Underlying Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that an Underlying Fund may incur costs or possible losses in excess of the fees received in connection with a securities lending transaction, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.
Cyber Security and Other Operational Risks
An investment in an Underlying Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers. Other disruptive events may include, but are not limited to, natural disasters, public health events, labor shortages, supply chain interruptions and overall economic and financial market instability that adversely affect an Underlying Fund’s ability to conduct business by, among other things, inhibiting the ability of employees of affiliates of the Underlying Funds or third-party service providers from performing their responsibilities. While the Underlying Funds seek to minimize such events through controls and oversight, there may still be events or failures that could cause losses to an Underlying Fund. In addition, as the use of technology increases, the Underlying Funds may be more susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Underlying Funds to lose proprietary information or operational capacity or suffer data corruption. As a result, the Underlying Funds may incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cyber security breaches of the Underlying Funds’ third-party service providers or issuers in which the Underlying Funds invest may also subject the Underlying Funds to many of the same risks associated with direct cyber security breaches.

The Underlying Funds and the Underlying Funds’ third-party service providers may also maintain sensitive information (including relating to personally identifiable information of investors) and a cyber security breach may cause such information to be lost, improperly accessed, used or disclosed.
The Underlying Funds have established business continuity plans and risk management systems designed to reduce the risks associated with cyber security breaches and disruptive events. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, primarily because unknown threats and events may emerge in the future. There is no guarantee that such business continuity plans will be effective in reducing the risks associated with disruptive events or prevent cyber security breaches, especially because the Underlying Funds do not directly control the systems or operations of issuers in which an Underlying Fund may invest, trading counterparties or third-party service providers. There is also a risk that cyber security breaches may not be detected. The Underlying Funds and their shareholders could be negatively impacted by such disruptive events or cyber security incidents.

PORTFOLIO HOLDINGS
A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.
DIVIDENDS AND DISTRIBUTIONS
Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year.
Income Dividends
The amount and frequency of distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December. Each Fund receives income distributions from the Underlying Funds. An additional distribution of net investment income may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund.
Capital Gains Distributions
The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-February to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. Each Fund receives capital gains distributions from the Underlying Funds. An additional distribution may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.
Automatic Reinvestment
Dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Fund Shares, unless your Insurance Company elects to have the dividends or distributions paid in cash or invested in another Fund.
additional information about TAXES
Fund Shares are offered to Separate Accounts of Insurance Companies to fund the Policies they issue. Additionally, Insurance Companies may invest their own general account assets in RIF. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the Policies and the holders thereof, see the discussion regarding “Federal Tax Considerations” included in the prospectus for the Policies.
Each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations thereunder. These requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer, and, because Section 817(h) and the regulations thereunder treat a Fund’s assets as assets of the related separate account, these limitations also apply to the Fund’s assets that may be invested in securities of a single issuer. Generally, the regulations provide that, as of the end of each calendar quarter, or within 30 days thereafter, no more than 55% of a Fund’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. A U.S. government security includes any security issued or guaranteed or insured by the U.S. or an instrumentality of the U.S. Failure of a Fund to satisfy the Section 817(h) requirements could result in adverse tax consequences to the Insurance Company and holders of Policies, other than as described in the prospectus for the Policies.
The Funds can have income, gains or losses from any distributions or redemptions in the Underlying Funds. Distributions of the long-term capital gains of either the Funds or Underlying Funds will generally be taxed as long-term capital gains. Other distributions, including short-term capital gains, will be taxed as ordinary income.
A Fund cannot use gains distributed by one Underlying Fund to offset losses in another Underlying Fund. Redemptions of shares in an Underlying Fund, including those resulting from allocation changes, could also cause additional distributable gains to shareholders, a portion of which may be short-term capital gains distributable as ordinary income. Further, a portion of any losses on Underlying Fund share redemptions may be deferred under the “wash sale” rules. As a result of these factors, the Funds’ “fund-of-funds” structure could affect the amount, timing and character of distributions to shareholders. A Fund may pass through foreign tax credits or tax-exempt interest from the Underlying Funds provided that at least 50% of the Fund's assets at the end of each quarter of the taxable year consist of investments in other regulated investment companies.
Dividends paid out of a Fund’s net investment income and net short-term capital gains will be taxable to an Insurance Company as ordinary income. Distributions of long-term capital gains, if any, earned by a Fund are taxable to an Insurance Company as long-term capital gains, regardless of how long the Insurance Company has held its shares. Fund distributions are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares. Insurance Companies should consult their own tax advisers as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.
Foreign exchange gain or loss arising from an Underlying Fund's foreign currency-denominated investments may increase or reduce the amount of ordinary income distributions made to an Insurance Company.
The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Funds and their shareholders; see the Statement of Additional Information and Policy prospectus for a more detailed discussion. You are urged to consult with your tax adviser.
HOW NET ASSET VALUE IS DETERMINED
Net Asset Value Per Share
The net asset value per share is calculated for Shares of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Each Fund and each Underlying Fund will normally determine net asset value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time). If the NYSE has an unscheduled early closing on a day it has opened for business, the Funds reserve the right to treat such day as a business day of the Funds and calculate a Fund’s net asset value as of the normally-scheduled close of regular trading on the NYSE for that day, so long as the Funds’ management believes there remains an adequate market to meet purchase and redemption orders for that day. Market volatility regulations provide for circuit breakers which represent the thresholds at which trading is halted market-wide for single-day declines in the S&P 500® Index. Circuit breakers halt trading on the nation's stock markets during dramatic drops and are set at 7%, 13% and 20% of the closing price for the previous day. For a Level 3 halt (20% decline), trading will halt for the remainder of the trading day and each Fund will determine net asset value as of the early close of trading on the NYSE.
A Fund reserves the right to close, and therefore not calculate a Fund’s net asset value for that day, if the primary trading markets of the Fund’s portfolio instruments are closed (such as holidays on which such markets are closed) and the Fund’s management believes that there is not an adequate market to meet purchase or redemption requests on such day.
The price of Fund Shares is based on a Fund’s net asset value and is computed by dividing the current value of a Fund’s assets (i.e., the Shares of the Underlying Funds at that day’s net asset value per share of such Underlying Fund) (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by a Fund or a Fund agent. Investments in the Underlying Funds are valued based upon the net asset value per share of such Underlying Fund. The Prospectuses for the Underlying Funds explain the circumstances under which fair value pricing will be used and the effects of using fair value pricing. Investments in ETFs will generally be valued at the last sale price or official closing price on the exchange on which they are principally traded. See “Additional Information About Purchase of Fund Shares,” and “Additional Information About Redemption of Fund Shares” for more information.
Valuation of Portfolio Securities
The Funds value the Shares of the Underlying Funds at the current net asset value per share of each Underlying Fund according to securities valuation procedures.

The Underlying Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund's investments that do not have readily available market quotations, the Board has designated RIM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act. However, the Board retains oversight over the valuation process.
Ordinarily, the Underlying Funds value each portfolio instrument based on prices provided by pricing sources and services or brokers (when permitted by the market value procedures). Equity securities (including exchange traded funds) are generally valued at the last quoted sale price or the official closing price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Listed options are valued on the basis of the closing mean price and exchange listed futures contracts are valued on the basis of settlement price. Swaps may be valued at the closing price, clean market price or clean exchange funded price provided by a pricing service or broker or based on the valuation of the underlying security depending on the type of swap being valued. Listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued at the last quoted sale price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Non-listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued using the price supplied by a pricing service or broker, which may be an evaluated bid (a form of fair value pricing).  Evaluated bids are derived from a matrix, formula or other objective method that takes into consideration actual trading activity and volume, market indexes, credit quality, maturity, yield curves or other specific adjustments. Fixed income securities that have 60 days or less remaining until maturity at the time of purchase are valued using the amortized cost method of valuation, unless it is determined that the amortized cost method would result in a price that would be deemed to be not reliable. Issuer-specific conditions (e.g., creditworthiness of the issuer and the likelihood of full repayment at maturity) and conditions in the relevant market (e.g., credit, liquidity and interest rate conditions) are among the factors considered in this determination. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price an Underlying Fund would receive if it sold the instrument.
If market quotations or pricing service prices are not readily available for an instrument or are considered not reliable because of market and/or issuer-specific information, the instrument will be valued at fair value, as determined in accordance with the fair value procedures. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that RIM believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund Shares and the daily movement of the benchmark index if the index is valued using another pricing method.
This policy is intended to assure that the Underlying Funds' net asset values fairly reflect portfolio instrument values as of the time of pricing. Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of the net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Fund deems that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities will use fair value pricing more often (typically daily) since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.

ADDITIONAL INFORMATION ABOUT Purchase of Fund Shares
Insurance Companies place orders for their Separate Accounts based on, among other things, the amount of premium payments to be invested pursuant to Policies. Insurance Companies may also place orders for their general accounts. Individuals may not place orders directly with RIF. See the prospectus of the Separate Account and Policies of the Insurance Company for more information on the purchase of Fund Shares and with respect to the availability for investment in specific Funds. The Funds do not issue share certificates. Any minimum or subsequent investment requirements are governed by the applicable Policy through which you invest.
Orders to purchase Fund Shares are normally based on premiums and transaction requests received by each Insurance Company prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on any business day of the Funds (defined as a day on which the NYSE is open for regular trading). Each Insurance Company then submits purchase orders to the Funds in accordance with procedures established by the Insurance Company. Normally, all orders represented to the Funds by an Insurance Company as having been received prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on any business day of the Funds will be effected at the net asset value of the applicable Fund determined on that day if RIF receives the order in proper form and in accordance with applicable requirements on the next business day before 11:00 a.m. Eastern Time. Federal funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) in the net amount of such orders shall be received by RIF on such next business day in accordance with applicable requirements by 2:00 p.m. Eastern Time. It is each Insurance Company’s responsibility to properly transmit purchase orders and Federal funds in accordance with applicable requirements. Policy owners should refer to the prospectus for their Policy and Separate Account in this regard.
RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS
The Board has adopted frequent trading policies and procedures which are described below. The Funds will apply these policies uniformly. The Funds discourage frequent purchases and redemptions of Fund Shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders. Each action specified below may be taken by a Fund and/or one of its agents (i.e., RIM or RIFUS).
Each Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason. A Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund determines that accepting the order could interfere with the efficient management of a Fund’s portfolio or otherwise not be in a Fund’s best interests.
In the event that a Fund rejects an exchange request, the Fund will seek additional instructions from the Insurance Company regarding whether or not to proceed with the redemption side of the exchange.
Frequent Trading Policies and Limitations on Trading Activity
Frequent trading of Fund Shares, often in response to short-term fluctuations in the market, also known as “market timing,” is not knowingly permitted by the Funds. Policy owners who are market timers should not direct that an investment be made in the Funds. The Funds are intended for long-term investors. The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by Policy owners or Insurance Companies. These actions include notifying an Insurance Company of the activity and requesting assistance from an Insurance Company in stopping the activity.
Each Fund monitors for “substantive” round trip trades over a certain dollar threshold that each Fund determines, in its discretion, could adversely affect the management of the Fund. A single substantive round trip is a purchase and redemption or redemption and purchase of Shares of a Fund within a rolling 60 day period. Each Fund permits two substantive round trip trades within a 60 day period.
While the Funds monitor for substantive trades over a certain dollar threshold, a Fund may deem any round trip trade to be substantive depending on the potential impact to the applicable Fund or Funds.
If after two “substantive” round trips, an additional purchase or redemption transaction is executed within that rolling 60 day period, future purchase transactions will be rejected or restricted for 60 days. If after expiration of such 60 day period, there are two “substantive” round trips followed by an additional purchase or redemption transaction within that rolling 60 day period, that Policy owner’s or Insurance Company’s right to purchase Shares of any Fund advised by RIM may be permanently revoked.

Because the Funds do not have direct access to a Policy owner's account to implement the purchase revocation, the Funds will require the Insurance Company to impose similar revocation of purchase privileges on the Policy owner. In the event that the Insurance Company cannot, due to regulatory or legal obligations, impose a revocation of purchase privileges, the Funds may accept an alternate trading restriction reasonably designed to protect the Funds from improper trading practices.
Any exception to the revocation of a Policy owner’s or Insurance Company’s purchase privileges, or an alternative trading restriction designed to protect the Funds from improper trading practices, must be approved by the Funds’ Chief Compliance Officer (“CCO”).
The Funds will use their best efforts to exercise the Funds’ right to restrict or reject purchase and exchange orders as described above.
In certain circumstances, with prior agreement between an Insurance Company and the Funds, the Funds may rely on an Insurance Company's frequent trading policies if it is determined that the Insurance Company's policies are sufficient to detect and deter improper frequent trading. Any reliance by the Funds on an Insurance Company's frequent trading policies must be approved by the CCO after a determination that such policies are sufficient to detect and deter improper frequent trading. Therefore, with respect to frequent trading, Policy owners who invest through an Insurance Company should be aware that they may be subject to the policies and procedures of their Insurance Company which may be more or less restrictive than the Funds’ policies and procedures.
This policy will not apply to:
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Transactions in a Fund by certain other funds (i.e., funds of funds), including any Russell Investment Company and Russell Investment Funds funds of funds, and any other approved unaffiliated fund of funds. RIM and the Board of Trustees believe these transactions do not offer the opportunity for price arbitrage.
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Trading associated with asset allocated programs where the asset allocation has been developed by RIM or an affiliate of RIM and RIM has transparency into the amount of trading and the ability to monitor and assess the impact to the Funds or scheduled rebalancing of asset allocated programs based on set trading schedules within specified limits.
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Systematic purchase or redemption programs, and transactions not directed by the shareholder or participant, such as payroll contributions and distribution reinvestments.
In applying the policy on limitations on trading activity, the Funds consider the information available at the time and reserve the right to consider trading history in any Fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges.
This policy will not affect any Insurance Company's redemption rights.
Limitations on the Ability to Detect and Curtail Frequent Trading
The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. While the Funds have the authority to request and analyze data on Policy owners and will use their best efforts to enforce the policy described above, there may be limitations on the ability of the Funds to detect and curtail frequent trading practices and the Funds may not be able to completely eliminate the possibility of improper trading under all circumstances. Policy owners seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds will be able to identify each such Policy owner or curtail their trading practices.
Any exceptions to this policy may only be made by the CCO, after a determination that the transaction does not constitute improper trading or other trading activity that may be harmful to the Funds.
Because Insurance Companies hold the interests of Policy owners in Separate Accounts, the Funds currently have a very limited ability to monitor and detect frequent trading by Policy owners and have no ability to curtail frequent trading without the cooperation of the Insurance Companies. As a result of the Fund’s limited ability to monitor and detect frequent trading and its dependence on the cooperation of Insurance Companies to curtail such activity, frequent trading may occur. Shareholders and, indirectly, Policy owners may be exposed to the risks discussed below.

Risks of Frequent Trading
Short-term or excessive trading into and out of a Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using interfund lending or a line of credit (each, if available), and engaging in portfolio transactions. Increased portfolio transactions and use of interfund lending/line of credit would correspondingly increase the Fund’s operating expenses and decrease the Fund’s performance.
Additionally, to the extent that a Fund invests in an Underlying Fund that invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund Shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund Shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund’s valuation time (referred to as price arbitrage). These Underlying Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that an Underlying Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund Shares held by other shareholders.
Because certain securities may be traded infrequently, to the extent that a Fund invests in an Underlying Fund that invests significantly in such securities, investors may seek to trade Fund Shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than Underlying Funds which invest in highly liquid securities, in part because the Underlying Fund may have difficulty selling securities that are traded infrequently at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund Shares held by other shareholders.
ADDITIONAL INFORMATION ABOUT Redemption of Fund Shares
Shares may be redeemed at any time by Insurance Companies on behalf of their Separate Accounts or their general accounts. Individuals may not place redemption orders directly with the Fund. Redemption requests for Fund shares are based on premiums and transaction requests represented to the Funds by each Insurance Company as having been received prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on any business day of the Funds (defined as a day on which the NYSE is open for regular trading). Normally, all redemption requests received by an Insurance Company prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), on any business day of the Funds will be effected at the net asset value of the applicable Fund determined on that day if RIF receives the order in proper form and in accordance with applicable requirements on the next business day before 11:00 a.m., Eastern Time. It is each Insurance Company’s responsibility to properly transmit redemption requests in accordance with applicable requirements. Policy owners should consult their Insurance Company in this regard. The value of the Shares redeemed may be more or less than their original cost, depending on the Fund’s then-current net asset value. The Funds do not impose charges for share redemption.
RIF ordinarily will make payment for all Shares redeemed within seven days after RIF receives a redemption request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.
Under normal market conditions, the Funds expect to meet redemption orders by using holdings of cash/cash equivalents and/or proceeds from the sale of portfolio holdings. The Funds maintain cash reserves and RIM may increase or decrease a Fund’s cash reserves in anticipation of redemption activity. Under stressed market conditions, a Fund may be forced to sell securities in order to meet redemption requests, which may result in a Fund selling such securities at an inopportune time and/or for a price below the price a Fund would expect to receive under normal market conditions.
Should any conflict between variable annuity Policy owners and variable life insurance Policy owners arise which would require that a substantial amount of net assets be withdrawn from a Fund, orderly Fund management could be disrupted to the potential detriment of affected Policy owners.

Mixed and Shared Funding
The Funds offer their shares to (i) insurance company separate accounts that fund both variable contracts and variable life insurance contracts; and (ii) insurance company general accounts. Due to differences of tax treatment and other considerations, the interests of various variable contract owners participating in the Funds may conflict. The Board will monitor each Fund for any material irreconcilable conflicts that may arise and will determine what action, if any, should be taken. If a conflict occurs, the Board may require one or more insurance company separate accounts to withdraw its investment in the Fund, subject to the terms of the Fund’s participation agreement with such insurance company, which may cause the Fund to sell securities at disadvantageous prices and disrupt orderly Fund management.
SERVICING ARRANGEMENTS
Some Insurance Companies have entered into arrangements with RIFUS and/or the Distributor pursuant to which they may receive compensation from RIFUS and/or the Distributor, from RIFUS’s and/or the Distributor’s own resources, for administrative and/or other services provided by those Insurance Companies. These payments may create a conflict of interest by influencing the Insurance Company and your salesperson to recommend a Fund over another investment or by influencing an Insurance Company’s decision to include a Fund as an underlying investment option in its Policy. Ask your salesperson or visit your Insurance Company’s website for more information.

FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand the Funds’ financial performance for at least the past 60 months. Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual financial statements and other information in Form N-CSR, which is available upon request.
[To Be Updated By Amendment]
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Moderate Strategy Fund
December 31, 2024
December 31, 2023	8.46	.21	.74	.95	(.14)	—	(.14)
December 31, 2022	10.47	.14	(1.75)	(1.61)	(.16)	(.24)	(.40)
December 31, 2021	10.48	.36	.48	.84	(.46)	(.39)	(.85)
December 31, 2020	10.05	.16	.46	.62	(.19)	—	(.19)
Balanced Strategy Fund
December 31, 2024
December 31, 2023	8.17	.17	1.01	1.18	(.12)	(.02)	(.14)
December 31, 2022	10.28	.14	(1.78)	(1.64)	(.16)	(.31)	(.47)
December 31, 2021	10.26	.40	.89	1.29	(.51)	(.76)	(1.27)
December 31, 2020	9.78	.14	.58	.72	(.11)	(.13)	(.24)
Aggressive Strategy Fund
December 31, 2024
December 31, 2023	8.16	.15	1.30	1.45	(.07)	(.07)	(.14)
December 31, 2022	10.44	.11	(1.86)	(1.75)	(.11)	(.42)	(.53)
December 31, 2021	10.32	.46	1.27	1.73	(.51)	(1.10)	(1.61)
December 31, 2020	9.72	.09	.82	.91	(.15)	(.16)	(.31)
Equity Aggressive Strategy Fund
December 31, 2024
December 31, 2023	7.71	.13	1.36	1.49	(.05)	(.08)	(.13)
December 31, 2022	9.94	.10	(1.81)	(1.71)	(.10)	(.42)	(.52)
December 31, 2021	9.50	.46	1.36	1.82	(.53)	(.85)	(1.38)
December 31, 2020	9.20	.08	.64	.72	(.17)	(.25)	(.42)
See Notes to Financial Highlights at the end of this section.

$ Net Asset Value, End of Period	% Total Return(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate

9.27	11.32	70,673.37		.14	2.42	32
8.46	(15.65)	71,991.37		.14	1.57	6
10.47	8.23	96,988.36		.14	3.36	53
10.48	6.40	92,798.39		.14	1.69	23

9.21	14.52	213,091.31		.14	2.01	18
8.17	(16.35)	203,005.31		.14	1.58	6
10.28	13.04	260,415.31		.14	3.76	47
10.26	7.65	249,718.33		.14	1.55	17

9.47	17.96	176,852.31		.15	1.71	30
8.16	(17.20)	163,476.31		.15	1.23	5
10.44	17.44	209,426.32		.15	4.20	53
10.32	9.75	198,806.33		.15	.97	16

9.07	19.52	45,990.44		.15	1.62	36
7.71	(17.68)	42,017.44		.15	1.18	9
9.94	19.61	52,075.43		.15	4.38	48
9.50	8.26	45,322.52		.15	.95	28

[Notes to Financial Highlights – December 31, 2024] [To Be Updated By Amendment]
(a)
Average daily shares outstanding were used for this calculation.
(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)
The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(d)
May reflect amounts waived and/or reimbursed by RIM.
(e)
The total return does not reflect any Insurance Company Separate Account or Policy Charges.

MONEY MANAGER INFORMATION
The money managers of the Underlying Funds are not affiliates of the Funds or Underlying Funds, RIM, RIFUS or the Distributor other than as a result of their management of Underlying Fund assets. Each money manager may be engaged in managing institutional investment accounts and/or may serve as manager or adviser to other investment companies unaffiliated with RIF, other RIF Funds, or to other clients of RIM or its affiliates, including Russell Investments Trust Company. Investments in the Underlying Funds are not deposits with or other liabilities of any of the money managers and are subject to investment risk, including loss of income and principal invested and possible delays in payment of redemption proceeds. The money managers do not guarantee the performance of the Underlying Funds or any particular rate of return.
A complete list of current money managers for the RIC Underlying Funds can be found in the RIC Underlying Funds' Prospectus at https://russellinvestments.com. A complete list of current money managers for the RIF Underlying Funds can be found in the RIF Underlying Funds' Prospectus at http://connect.rightprospectus.com/russellinvestments?site=RIF.
When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds’ Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

EXPENSE NOTES
The following notes supplement the Annual Fund Operating Expenses tables in the Risk/Return Summary and provide additional information necessary to understand the expenses provided in those tables:
●
Shareholders in the Funds bear indirectly the proportionate expenses of the Underlying Funds in which they invest. “Acquired (Underlying) Fund Fees and Expenses” reflect the indirect expenses borne by the Funds as a result of their investment in the Underlying Funds. The Funds’ Net Annual Fund Operating Expense ratios in the table are based on the Funds’ total direct operating expense ratios plus a weighted average of the expense ratios of the Underlying Funds in which the Funds invest. These Net Annual Fund Operating Expense ratios may be higher or lower depending on the allocation of the Funds’ assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Funds.
●
“Other Expenses” includes an administrative fee of up to 0.0425% of average daily net assets.

For more information about the Funds, the following documents are available without charge:
ANNUAL/SEMIANNUAL REPORTS: Additional information about each Fund’s investments is available in the Funds’ annual and semiannual reports to shareholders and in Form N-CSR. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements.
STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.
The annual and semiannual reports for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report, the Funds’and Underlying Funds' SAI, and other information such as the Funds’ financial statements, and may request other information or make other inquiries, by contacting the Funds at:
Russell Investments
PO Box 219430
Kansas City, MO 64121-9430
Telephone: 1-800-787-7354
Neither the Funds’ SAI nor shareholder reports are available on the Funds’ website because shares of the Funds are not publicly available.
You can review reports and other information about the Funds on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL” brand.

Distributor: Russell Investments Financial Services, LLC.
SEC File No. 811-05371
36-08-183 (0525)

RUSSELL INVESTMENT FUNDS
1301 Second Avenue, 18th Floor
Seattle, Washington 98101
Telephone (800) 787-7354
STATEMENT OF ADDITIONAL INFORMATION
Funds of Funds
May 1, 2025
Russell Investment Funds (“RIF” or the “Trust”) is a single legal entity organized as a Massachusetts business trust. RIF operates investment portfolios referred to as “Funds.” RIF offers shares of beneficial interest (“Shares”) in the Funds in multiple separate Prospectuses.
The Funds serve as the investment base for a variety of insurance products (the “Policies”) to be issued by one or more insurance companies (each referred to herein as an “Insurance Company”).
This Statement of Additional Information (“SAI”) is not a Prospectus; this SAI should be read in conjunction with the Funds’ Prospectus dated May 1, 2025 and any supplements thereto. You should retain this SAI for future reference.
Capitalized terms not otherwise defined in this SAI shall have the meanings assigned to them in the Prospectus.
This SAI incorporates by reference the Funds’ Annual Report to Shareholders and RIF Underlying Funds’ Annual Report to Shareholders for the year ended December 31, 2024 and the Russell Investment Company (“RIC”) Underlying Funds’ Annual Report to Shareholders for the year ended October 31, 2024.
A copy of the Funds’ and Underlying Funds’ Prospectuses, any Prospectus Supplements and Annual Reports are available free of charge by calling Russell Investments at 1-800-787-7354 to request a copy.
As of the date of this SAI, RIF is comprised of nine Funds. This SAI describes the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy and Moderate Strategy Funds (collectively, the “Funds”), each of which invests principally in different combinations of other funds (the “Underlying Funds”).
FUND	TICKER
Moderate Strategy Fund	RIFGX
Balanced Strategy Fund	RIFHX
Aggressive Strategy Fund(1)	RIFIX
Equity Aggressive Strategy Fund(2)	RIFJX

(1) Prior to May 1, 2025, the Fund’s name was Growth Strategy Fund.
(2) Prior to May 1, 2025, the Fund’s name was Equity Growth Strategy Fund.
The Underlying Funds in which the Funds may invest include other RIF funds or RIC funds. RIC is a registered investment company that has the same investment adviser as RIF. The Underlying Funds in which the Funds may invest are listed below:
Fund	Fund
RIF U.S. Strategic Equity Fund	RIC Opportunistic Credit Fund
RIF U.S. Small Cap Equity Fund	RIC Investment Grade Bond Fund
RIF Global Real Estate Securities Fund	RIC Short Duration Bond Fund
RIF International Developed Markets Fund	RIC Global Infrastructure Fund
RIF Strategic Bond Fund	RIC Multi-Strategy Income Fund
RIC Sustainable Aware Equity Fund(1)	RIC Multi-Asset Strategy Fund(2)
RIC Global Equity Fund	RIC Long Duration Bond Fund(3)
RIC Emerging Markets Fund
(1) Prior to March 1, 2025, the Underlying Fund’s name was Sustainable Equity Fund.
(2) Prior to March 1, 2025, the Underlying Fund’s name was Multi-Asset Growth Strategy Fund.
(3) Prior to September 13, 2023, the Underlying Fund’s name was Multifactor Bond Fund.

TABLE OF CONTENTS

Structure And Governance	1
ORGANIZATION AND BUSINESS HISTORY.	1
SHAREHOLDER MEETINGS.	2
CONTROLLING SHAREHOLDERS.	2
TRUSTEES AND OFFICERS.	2
Operation Of RIF	10
SERVICE PROVIDERS.	10
ADVISER.	10
ADMINISTRATOR.	12
PORTFOLIO MANAGERS.	13
MONEY MANAGERS.	16
CUSTODIAN AND PORTFOLIO ACCOUNTANT.	16
DISTRIBUTOR.	16
TRANSFER AND DIVIDEND DISBURSING AGENT.	16
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	16
CODES OF ETHICS.	16
SECURITIES LENDING.	17
FUND AND UNDERLYING FUND EXPENSES.	18
VALUATION OF FUND SHARES.	18
VALUATION OF PORTFOLIO SECURITIES.	18
PORTFOLIO TURNOVER RATES OF THE FUNDS.	19
DISCLOSURE OF PORTFOLIO HOLDINGS.	19
PROXY VOTING POLICIES AND PROCEDURES.	22
FORUM FOR ADJUDICATION OF DISPUTES.	22
BROKERAGE ALLOCATIONS.	23
BROKERAGE COMMISSIONS.	23
Investment Restrictions, Policies And CERTAIN INVESTMENTS	24
INVESTMENT RESTRICTIONS.	24
INVESTMENT POLICIES.	26
INVESTMENT STRATEGIES AND PORTFOLIO INSTRUMENTS.	26
Taxes	69
credit Rating definitions	71
Financial Statements	76
Appendix	77

Structure And Governance
ORGANIZATION AND BUSINESS HISTORY.
RIF was originally organized as a Maryland corporation and, on July 11, 1996, was reorganized as a Massachusetts business trust.
RIF is currently organized and operating under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (the “Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees (“Board” or the “Trustees”) may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of RIF as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of RIF or the Fund, respectively. However, the Trustees may, without the affirmative vote of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of RIF or a Fund by a vote of a majority of the Trustees or written instrument executed by a majority of their number then in office, terminate, liquidate or reorganize any Fund or any class of Shares of any such Fund at any time by written notice to affected shareholders. RIF is a registered open-end management investment company. Each of the Funds is a diversified investment company.  Each of the Underlying Funds in which the Funds invest is a diversified investment company. Under the 1940 Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
RIF is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio - a “Fund.” Each Fund is deemed to be a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of RIF or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the Prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the 1940 Act, the rules thereunder and Securities and Exchange Commission (“SEC”) interpretations thereof.
Under the Master Trust Agreement, the RIF Funds are authorized to issue Shares of beneficial interest in one or more classes. The Funds do not presently offer Shares in multiple classes, although they may do so in the future.
Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that RIF shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.
The Funds’ investment adviser is Russell Investment Management, LLC (“RIM” or the “Adviser”). RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds and Underlying Funds. The Underlying Funds, other than the RIC Long Duration Bond Fund, divide responsibility for investment advice between RIM and a number of money managers unaffiliated with RIM. The RIC Long Duration Bond Fund is managed directly by RIM and, thus all references to money managers do not apply to this Fund.
Under the terms of an exemptive order received by RIF from the SEC, Shares of a Fund may be sold to separate accounts of more than one Insurance Company to fund variable life and variable annuity policies. RIF’s Trustees will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. An irreconcilable conflict that is not resolved might result in the withdrawal of a substantial amount of assets, causing a negative impact on net asset value.
1

RIM on behalf of the Funds has claimed a temporary exemption from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) and RIM is not subject to registration or regulation as a commodity pool operator under the CEA with respect to the Funds. If the Funds’ transactions require RIM to register with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator with respect to the Funds in the future, the Funds may incur additional expense.
Additionally, pursuant to claims for exclusion from the definition of the term “commodity pool operator” under the CEA, RIM is not subject to registration or regulation as a commodity pool operator with respect to the Underlying Funds (other than the RIC Emerging Markets and RIC Global Infrastructure Funds). In order to maintain the exclusion, RIM on behalf of each Underlying Fund must annually affirm to the National Futures Association that RIM and the Underlying Fund have met and will continue to meet the conditions necessary to qualify for the exclusion. RIM, on behalf of the RIC Emerging Markets and RIC Global Infrastructure Funds, has claimed a temporary exemption from the definition of the term “commodity pool operator” under the CEA and RIM is not subject to registration or regulation as a commodity pool operator under the CEA with respect to either of these Underlying Funds. If an Underlying Fund’s transactions require registration as a commodity pool operator and the Underlying Funds subsequently operates subject to CFTC regulation, it may incur additional expenses.
SHAREHOLDER MEETINGS.
RIF will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of RIF's outstanding Shares, or (iii) upon the Board’s failure to honor the shareholders’ request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Board will provide the assistance required by the 1940 Act in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each Share of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote.  On any matter which affects only a particular Fund, only Shares of that Fund are entitled to vote. There are no cumulative voting rights.
In connection with an exemptive order which RIF received from the SEC, it has committed to a “pass-through” voting procedure which will generally require an Insurance Company to cast votes at RIF meetings as directed by policyholders, and to cast votes for which it has not received voting instructions from policyholders in the same proportion as those for which instructions have been received. Policyholders should review their prospectus for their Policies to determine their rights and responsibilities, and to ascertain when the Insurance Company may disregard voting instructions.
CONTROLLING SHAREHOLDERS.
The Trustees have the authority and responsibility under applicable state law to direct the management of the business of RIF, and hold office unless they retire (or upon reaching the mandatory retirement age of 75), resign or are removed by, in substance, a vote of two-thirds of the number of Trustees or of RIF Shares outstanding. Insurance Companies that are shareholders of RIF pass through any proxies to be voted to holders of their insurance policies. Under these circumstances, no one person, entity or shareholder “controls” RIF. For a list of shareholders owning 5% or more of the voting Shares of any Fund or more than 25% of the voting Shares of any Fund, please refer to the Appendix at the end of this SAI.
TRUSTEES AND OFFICERS.
The Board of Trustees is responsible under applicable state law for generally overseeing management and operations of the business and affairs of RIF and does not manage operations on a day-to-day basis. The officers of RIF, all of whom are employed by and are officers of RIM or its affiliates, are responsible for the day-to-day management and administration of the Funds’ operations. The Board of Trustees carries out its general oversight responsibilities in respect of the Funds’ operations by, among other things, meeting with RIF management at the Board's regularly scheduled meetings and as otherwise needed and, with the assistance of RIF management, monitoring or evaluating the performance of the Funds’ service providers, including RIM, the Funds’ custodian and the Funds’ transfer agent. As part of this oversight process, the Board of Trustees consults not only with management and RIM, but with RIF's independent auditors, Fund counsel and independent counsel to the Independent Trustees. The Board of Trustees monitors Fund performance as well as the quality of services provided to the Funds. As part of its monitoring efforts, the Board of Trustees reviews Fund fees and expenses in light of, among other things, the nature, scope and overall quality of services provided to the Funds. The Board of Trustees is required under the 1940 Act to review and approve the Funds’ contracts with RIM and RIM's contracts with the money managers.
The Trustees and RIF’s officers may amend the Prospectus, any summary prospectus, the SAI and any contracts to which RIF or a Fund is a party and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically
2

disclosed in the Prospectus or SAI. Neither the Prospectus, any summary prospectus, the SAI, any contracts filed as exhibits to RIF’s registration statement, nor any other communications or disclosure documents from or on behalf of RIF creates a contract between a shareholder of a Fund and: (i) RIF; (ii) a Fund; (iii) a service provider to RIF or a Fund; and/or (iv) the Trustees or officers of RIF.
Generally, a Trustee may be removed at any time by a vote of two-thirds of the number of Trustees or of RIF Shares outstanding. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, at least two-thirds of the Trustees have been elected by shareholders. There is one Trustee Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board’s responsibilities.
The Trustees and officers of the Funds also serve in similar positions for the Underlying Funds. Thus, if the interests of a Fund and an Underlying Fund were to diverge, it is possible that a conflict of interest could arise. If such a conflict arises, the Trustees and officers of the affected Funds, respectively, will take all steps they believe reasonable to manage, and where possible, minimize the potential conflict, including possibly by disclosing the conflict to shareholders.
The Board of Trustees is currently comprised of nine Trustees, one of whom, Vernon Barback, is an Interested Trustee. Mr. Barback serves as Vice Chairman of an affiliate of RIM, the Funds’ adviser, and is thus classified as an Interested Trustee. There are eight Independent Trustees, including Raymond P. Tennison, Jr. and Julie Dien Ledoux, who serve as the Chairman and Vice Chairman of the Board respectively. Mr. Tennison has served as Chairman of the Board since 2021 and Ms. Ledoux has served as Vice Chairman of the Board since 2023. The Board of Trustees has established a standing Audit Committee, a standing Nominating and Governance Committee and a standing Regulatory and Investment Compliance Committee which assist in performing aspects of its role in oversight of the Funds’ operations and are described in more detail in the following paragraphs. The Board’s role in risk oversight of the Funds reflects its responsibility under applicable state law to oversee generally, rather than to manage, the operations of the Funds. In line with this oversight responsibility, the Board receives reports and makes inquiry at its regular meetings and as needed regarding the nature and extent of significant Fund risks (including investment, operational, compliance and valuation risks) that potentially could have a material adverse impact on the business operations, investment performance or reputation of the Funds, but relies upon the Funds’ management (including the Funds’ portfolio managers), the Funds’ Chief Compliance Officer (“CCO”), who reports directly to the Board, and the Adviser (including the Adviser’s Chief Risk Officer (“CRO”)) to assist it in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. Under the Underlying Funds' multi-manager structure, the Adviser is responsible for oversight, including risk management oversight, of the services provided by the Underlying Funds' money managers, and providing reports to the Board with respect to the money managers. In addition to reports and other information received from Fund management and the Adviser regarding the Funds’ investment program and activities, the Board as part of its risk oversight efforts meets at its regular meetings and as needed with representatives of the Funds’ senior management, including the Funds’ CCO, to discuss, among other things, risk issues and issues regarding the policies, procedures and controls of the Funds. The Board receives quarterly reports from the CCO and the CRO and other representatives of the Funds’ senior management which include information regarding risk issues. The Board may be assisted in performing aspects of its role in risk oversight by the Audit Committee, the Regulatory and Investment Compliance Committee and such other standing or special committees as may be established from time to time by the Board. For example, the Audit Committee of the Board regularly meets with the Funds’ independent public accounting firm to review, among other things, the independent public accounting firm’s comments with respect to the Funds’ financial policies, procedures and internal accounting controls and management’s responses thereto. The Board believes it is not possible to identify all risks that may affect the Funds; it is not practical or cost-effective to eliminate or mitigate all risks; and it is necessary for the Funds to bear certain risks (such as investment-related risks) to achieve their investment objectives. The processes or controls developed to address risks may be limited in their effectiveness and some risks may be beyond the reasonable control of the Board, the Funds, the Adviser, the Adviser’s affiliates or other service providers. Because the Chairman and Vice Chairman of the Board and the Chairman and Vice Chairman (as applicable) of each of the Board’s Audit, Regulatory and Investment Compliance and Nominating and Governance Committees are Independent Trustees, the manner in which the Board administers its risk oversight efforts is not expected to have any significant impact on the Board’s leadership structure. The Board has determined that its leadership structure, including its role in risk oversight, is appropriate given the characteristics and circumstances of the Funds, including such factors as the number of Funds, the Funds’ distribution arrangements and the Underlying Funds’ manager of managers structure. In addition, the Board believes that its leadership structure facilitates the independent and orderly exercise of its oversight responsibilities.
RIF's Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee’s current responsibilities. The Audit Committee’s primary functions are: (1) to assist Board oversight of (a) the integrity of the Funds’ financial statements, (b) RIF's compliance with legal and regulatory requirements that relate to financial reporting, as appropriate, (c) the independent registered public accounting firm’s qualifications and independence,
3

and (d) the performance of RIF's independent registered public accounting firm; (2) to oversee RIF's accounting and financial reporting policies and practices and its internal controls; and (3) to act as a liaison between RIF's independent registered public accounting firm and the full Board. The Audit Committee reviews both the audit and non-audit work of RIF's independent registered public accounting firm, submits a recommendation to the Board as to the selection of the independent registered public accounting firm, and pre-approves all audit and non-audit services to be rendered by the independent registered public accounting firm for RIF. It is management’s responsibility to prepare, or oversee the preparation of, the Funds’ financial statements and to maintain appropriate systems for accounting and internal controls and the auditor’s responsibility to plan and carry out a proper audit and to express an opinion on the Funds’ financial statements. Currently, the Audit Committee members are Messrs. Jeremy May and Jack R. Thompson and Mses. Michelle L. Cahoon and Ellen M. Needham, each of whom is an Independent Trustee. For the fiscal year ended December 31, 2024, the Audit Committee held 6 meetings.
RIF's Board of Trustees has adopted and approved a formal written charter for the Regulatory and Investment Compliance Committee, which sets forth the Regulatory and Investment Compliance Committee’s current responsibilities. The Regulatory and Investment Compliance Committee: (1) shall regularly receive, review and consider reports on certain regulatory and investment-related compliance and risk matters regarding the operation of the Funds, separately and as a whole; (2) shall review with RIM and its affiliates the kind, scope, and format of, and the time periods covered by the reports provided to the Committee; (3) may review with RIM and its affiliates such other regulatory and investment-related compliance matters that are related to the operation of the Funds as the Committee may deem to be necessary or appropriate; and (4) may meet with any officer of RIF, or officer or other representative of RIM, any money manager to a Fund or other service provider to RIF. Currently, the Regulatory and Investment Compliance Committee members are Messrs. Vernon Barback, Michael Day and Raymond P. Tennison, Jr. and Mses. Julie Dien Ledoux and Jeannie Shanahan. For the fiscal year ended December 31, 2024, the Regulatory and Investment Compliance Committee held 4 meetings.
RIF's Board of Trustees has adopted and approved a formal written charter for the Nominating and Governance Committee, which sets forth the Nominating and Governance Committee’s current responsibilities. The primary functions of the Nominating and Governance Committee are to: (1) nominate and evaluate individuals for Trustee membership on the Board, including individuals who are not interested persons of RIF for Independent Trustee membership; (2) supervise an annual assessment by the Trustees taking into account such factors as the Committee may deem appropriate; (3) review the composition of the Board; (4) review Independent Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. In evaluating all candidates for membership on the Board, the Nominating and Governance Committee considers, among other factors that it may deem relevant: whether or not the person is willing and able to commit the time necessary for the performance of the duties of a Trustee; whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee; the contribution which the person may be expected to make to the Board and RIF, with consideration being given to the person’s business and professional experience, board experience, education, diversity and such other factors as the Committee, in its sole judgment, may consider relevant; and the character and integrity of the person. In identifying and evaluating Independent Trustee candidates, the Nominating and Governance Committee considers factors it deems relevant which include: whether or not the person is an “interested person” as defined in the 1940 Act and whether the person is otherwise qualified under applicable laws and regulations to serve on the Board of Trustees of RIF; whether or not the person has any relationship that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser of the Funds, Fund service providers or their affiliates; whether or not the person serves on boards of, or is otherwise affiliated with, competing organizations or funds; and the character and integrity of the person and the contribution which the person can make to the Board. The Nominating and Governance Committee does not have a formal diversity policy but it may consider diversity of professional experience, education and skills when evaluating potential nominees. The Committee will not consider nominees recommended by shareholders of the Funds. Currently, the Nominating and Governance Committee members are Messrs. Jeremy May, Raymond P. Tennison, Jr. and Jack R. Thompson and Ms. Julie Dien Ledoux, each of whom is an Independent Trustee. For the fiscal year ended December 31, 2024, the Nominating and Governance Committee held 2 meetings.
Independent Trustees are paid an annual retainer. Meeting attendance fees are paid for meetings of the Nominating and Governance Committee and for special Board meetings related to consideration or approval of new investment advisory agreements required as a result of any future change of control of RIM. Chairperson and vice-chairperson fees are paid at the Board and Committee levels. In addition, Independent Trustees are reimbursed for any travel and other expenses incurred in attending Board and Committee meetings. The Trust's officers are paid by RIM or its affiliates.
Each Trustee was selected to join the Board based upon a variety of factors, including, but not limited to, the Trustee’s background, business and professional experience, qualifications and skills. No factor, by itself, has been controlling in the selection evaluations.
4

The following tables provide information for each officer and Trustee of the Russell Investments fund complex. The Russell Investments fund complex consists of the Trust, Russell Investment Company (“RIC”), a registered investment company which has 29 mutual funds, Russell Investments Exchange Traded Funds (“RIETF”), a registered investment company which has five exchange traded funds, the Russell Investments Strategic Credit Fund (“RISCF”), a registered closed-end investment company operating as an “interval fund,” and the Russell Investments New Economy Infrastructure Fund (“RINEIF”), a registered closed-end investment company operating as an “interval fund.” Each of the Trustees is a trustee of the Trust, RIC, RIETF, RISCF and RINEIF. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the officers.
Each Trustee possesses the following specific attributes: Ms. Cahoon has had experience as the senior financial executive of other investment companies and their investment adviser and distributor, as well as a certified public accountant who previously provided audit services in the financial sector at a multi-national accounting firm and has been determined by the Board to be an “audit committee financial expert”; Mr. Day has had experience as an executive-level leader in corporate finance and accounting, as a member of the boards of other companies and non-profit organizations, and as a certified public accountant; Ms. Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. May has had business, financial services, accounting and investment management experience as a senior executive and board member of financial services, investment management and other organizations, as well as experience as a board member of other investment companies and as a certified public accountant; Ms. Needham has had experience in executive management roles with other financial services institutions and has had experience as a member of the board of trustees of other investment companies; Ms. Shanahan has had financial, risk management, governance and compliance experience in highly regulated industries as a senior executive at large financial institutions, and as a member of the board of a non-profit organization; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Barback has had experience as a senior executive of other financial services companies with responsibility for investment, financial, and operational matters affecting asset managers and related service providers. As a senior officer of an affiliate of RIM, Mr. Barback is in a position to provide the Board with such entity’s perspectives on the management, operations and distribution of the RIC and RIF Funds.
Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Investments Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEE
Vernon Barback# Born August 24, 1956 1301 Second Avenue, 18th Floor, Seattle, WA 98101	●President and Chief Executive Officer since 2022 ●Trustee since 2021	●Until successor is chosen and qualified by Trustees ●Until successor is duly elected and qualified	●President and CEO, RIC and RIF ●Vice Chairman, Russell Investments ●From 2022 to 2024, Chief Operating Officer, Russell Investments ●From 2021 to 2022, Chief Administrative Officer, Russell Investments ●From 2019 to 2021, Vice Chairman, Russell Investments ●Until 2020, Director, NorthStar Topco, LLC (technology and services outsourcing company)	45	●Until 2020, Director of NorthStar Topco, LLC (technology and services outsourcing company)
*
Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be granted by the Board to the Trustee.
#
Mr. Barback is Vice Chairman of an affiliate of RIM and is therefore an Interested Trustee.
5

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Investments Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Michelle L. Cahoon Born July 5, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Trustee since 2021 ●Chairman of the Audit Committee since 2023	●Until successor is duly elected and qualified ●Until successor is duly elected and qualified	●Retired ●Trustee and Audit Committee Chair Fairway Private Equity & Venture Capital Opportunities Fund (investment company)	45	●Trustee and Audit Committee Chair Fairway Private Equity & Venture Capital Opportunities Fund (investment company)
Michael Day Born October 23, 1957 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Trustee since 2021	●Until successor is duly elected and qualified	●From 2019 to 2023, President and Chief Executive Officer, Topa Insurance Group (insurance company)	45
●From 2016 to
2023, Director,
Topa Insurance
Group (insurance
company)
●From 2020 to
2022, Director,
Puppet, Inc.
(information
technology
company)
●Director, Somos,
Inc. (information
technology
company)

Julie Dien Ledoux Born August 17, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Trustee since 2019 ●Vice Chairman since 2023	●Until successor is duly elected and qualified ●Approved Annually	●Retired	45	None
Jeremy May Born March 30, 1970 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Trustee since 2021	●Until successor is duly elected and qualified	●Founder and Chief Executive Officer, Paralel Technologies LLC (information technology company) ●Until 2024, Director, TFIN.AI LLC (financial services company) ●Until March 2021, Chief Operating Officer of Magnifi LLC (information technology company)	45
●Independent
Trustee and
Chairman, New
Age Alpha Funds
Trust and New
Age Alpha
Variable Funds
Trust (investment
companies)
●Until 2024,
Director, TFIN.AI
LLC (financial
services
company)
●Trustee and
Chairman of Bow
River Capital
Evergreen Fund
(investment
company)
●Until November
2022, Trustee and
Chairman of New
Age Alpha ETF
Trust (investment
company)
●Until March
2021, Interested
Director of
Reaves Utility
Income Trust
(investment
company)
●Until February
2021, Interested
Director of ALPS
Series Trust
(investment
company)

6

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Investments Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Ellen M. Needham Born January 4, 1967 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Trustee since 2024	●Until successor is duly elected and qualified	●Retired ●Until 2023, Senior Managing Director, State Street Global Advisors; Chairman, SSGA Funds Management, Inc.; President and Director, SSGA Funds Management, Inc., and Director, State Street Global Advisors, Funds Distributors, LLC (financial services companies)	45
●Trustee of The
2023 ETF Series
Trust (investment
company)
●Trustee of The
2023 ETF Series
Trust II
(investment
company)
●Until 2023,
Interested Trustee
of State Street
Navigator
Securities
Lending Trust,
State Street
Institutional
Investment Trust,
State Street
Institutional
Funds, State
Street Master
Funds, SSGA
Funds and Elfun
Funds
(investment
companies)
●Until 2023,
Interested
Director of State
Street Variable
Insurance Series
Funds, Inc.
(investment
company)

Jeannie Shanahan Born February 15, 1964 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Trustee since 2021 ●Chairman of the Regulatory and Investment Compliance Committee since 2023	●Until successor is duly elected and qualified ●Until successor is duly elected and qualified	●Until 2021, President of Twin Star Consulting, LLC (consulting company)	45	None
Raymond P. Tennison, Jr. Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Trustee since 2000 ●Chairman since 2021	●Until successor is duly elected and qualified ●Approved Annually	●Retired	45	None
Jack R. Thompson Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Trustee since 2005 ●Chairman of the Nominating and Governance Committee since 2021	●Until successor is duly elected and qualified ●Until successor is duly elected and qualified	●Retired	45	None
*
Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be granted by the Board to the Trustee.
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Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Vernon Barback Born August 24, 1956 1301 Second Avenue, 18th Floor, Seattle, WA 98101	●President and Chief Executive Officer since 2022	●Until successor is chosen and qualified by Trustees
●President and CEO, RIC, RIF, RIETF, RISCF and RINEIF
●Vice Chairman, Russell Investments
●From 2022 to 2024, Chief Operating Officer, Russell
Investments
●From 2021 to 2022, Chief Administrative Officer, Russell
Investments
●From 2019 to 2021, Vice Chairman, Russell Investments
●Until 2020, Director, NorthStar Topco, LLC (technology
and services outsourcing company)

Cheryl Wichers Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Chief Compliance Officer since 2005	●Until removed by Independent Trustees	●Chief Compliance Officer, RIC, RIF, RIETF, RISCF and RINEIF ●Chief Compliance Officer, Russell Investments Fund Services, LLC (“RIFUS”) ●Chief Compliance Officer, Venerable Variable Insurance Trust
Kari Seabrands Born September 9, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Treasurer, Chief Accounting Officer and Chief Financial Officer since 2023	●Until successor is chosen and qualified by Trustees
●Senior Director, Head of Global Fund Services, Russell
Investments
●Until 2023, Director, Fund Administration, Russell
Investments
●Treasurer, Chief Accounting Officer and Chief Financial
Officer, RIC, RIF, RIETF, RISCF and RINEIF
●Director, Russell Investments Financial Services, LLC
(“RIFIS”) and RIFUS

Kate El-Hillow Born August 17, 1974 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Chief Investment Officer since 2021	●Until removed by Trustees
●Chief Investment Officer and President, Russell
Investments
●Chief Investment Officer, RIC, RIF, RIETF, RISCF and
RINEIF
●President, RIM
●Until 2021, Deputy Chief Investment Officer, Senior
Portfolio Manager, Head of Strategy Selection and Head of
Portfolio Management & Risk, Goldman Sachs

Mary Beth Albaneze Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Secretary and Chief Legal Officer since 2010	●Until successor is chosen and qualified by Trustees	●Associate General Counsel, Russell Investments ●Secretary, RIM, RIFUS and RIFIS ●Secretary and Chief Legal Officer, RIC, RIF, RIETF, RISCF and RINEIF ●Secretary, U.S. One, LLC
8

Trustee Compensation Table
For The Fiscal Year Ended December 31, 2024
[To Be Updated By Amendment]
	AGGREGATE COMPENSATION FROM RIF	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF RIF EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM RIF AND RUSSELL INVESTMENTS FUND COMPLEX PAID TO TRUSTEES
INTERESTED TRUSTEE
Vernon Barback	N/A	N/A	N/A	N/A
INDEPENDENT TRUSTEES
Michelle L. Cahoon	$[ ]	$[ ]	$[ ]	$[ ]
Michael Day	$[ ]	$[ ]	$[ ]	$[ ]
Julie Dien Ledoux	$[ ]	$[ ]	$[ ]	$[ ]
Jeremy May	$[ ]	$[ ]	$[ ]	$[ ]
Ellen M. Needham[1]	$[ ]	$[ ]	$[ ]	$[ ]
Jeannie Shanahan	$[ ]	$[ ]	$[ ]	$[ ]
Raymond P. Tennison, Jr.	$[ ]	$[ ]	$[ ]	$[ ]
Jack R. Thompson	$[ ]	$[ ]	$[ ]	$[ ]
1 Ms. Needham became a Trustee on July 1, 2024.
Equity Securities Beneficially Owned By Trustees
AS OF The Calendar Year Ended December 31, 2024
[To Be Updated By Amendment]
	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN RUSSELL INVESTMENTS FUND COMPLEX
INTERESTED TRUSTEE
Vernon Barback	[ ]	[ ]
INDEPENDENT TRUSTEES
Michelle L. Cahoon	[ ]	[ ]
Michael Day	[ ]	[ ]
Julie Dien Ledoux	[ ]	[ ]
Jeremy May	[ ]	[ ]
Ellen M. Needham[1]	[ ]	[ ]
Jeannie Shanahan	[ ]	[ ]
Raymond P. Tennison, Jr.	[ ]	[ ]
Jack R. Thompson	[ ]	[ ]

1 Ms. Needham became a Trustee on July 1, 2024.
9

Operation Of RIF
SERVICE PROVIDERS.
RIF's principal service providers are:
Adviser	Russell Investment Management, LLC (“RIM”)
Administrator and Transfer and Dividend Disbursing Agent	Russell Investments Fund Services, LLC (“RIFUS”)
Money Managers for the Underlying Funds	Multiple professional discretionary and/or non-discretionary investment management organizations
Custodian and Portfolio Accountant	State Street Bank and Trust Company
Distributor and Principal Underwriter	Russell Investments Financial Services, LLC (“RIFIS”)
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP
The Trustees, on behalf of RIF, enter into service agreements with RIM, RIFUS and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of RIF and the Funds. Shareholders are not third-party beneficiaries of such agreements.
ADVISER.
The Funds’ investment adviser is RIM, 1301 Second Avenue, 18th Floor, Seattle, WA 98101. RIM was established in 1982 and pioneered the “multi-style, multi-manager” investment method in mutual funds. As of December 31, 2024, RIM managed over $41.6 billion in registered fund portfolios. RIM provides or oversees the provision of all investment advisory and portfolio management services and makes the day-to-day investment decisions for the Funds and Underlying Funds. In rendering investment advisory services to certain Funds and Underlying Funds, RIM may use the portfolio management, research or other resources of a foreign (non-U.S.) affiliate of RIM and may provide services to a Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC. Under this relief, U.S. registered investment advisers are allowed to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.
RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., through which the limited partners of certain private equity funds affiliated with TA Associates Management, L.P. (“TA Associates”) (the “TA Funds”) indirectly have a majority ownership interest through alternative investment vehicles (the “TA Alternative Investment Vehicles”) and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) (the “Reverence Capital Funds”) indirectly have a significant minority controlling ownership interest through certain Reverence Capital Funds and alternative investment vehicles (the “Reverence Capital Entities”) in RIM and its affiliates (“Russell Investments”). The TA Alternative Investment Vehicles are ultimately controlled by TA Associates Cayman, LLC, and the Reverence Capital Entities are ultimately controlled by Milton Berlinski, Alexander Chulack and Peter Aberg. TA Associates is one of the oldest and most experienced global growth private equity firms. Reverence Capital is a private investment firm, focused on investing in leading financial services companies. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC, also hold minority, non-controlling positions in Russell Investments Group, Ltd.
Because RIM’s profitability on the Underlying Funds varies from fund to fund, in determining the allocation of each Fund among the Underlying Funds, RIM may have a conflict of interest. It is the policy of RIM to manage each Fund and each Underlying Fund in the best interests of its shareholders. To this end, RIM requires that an investment recommendation by a portfolio manager be reviewed and approved by Russell Investments’ Investment Strategy Committee based on the recommendation’s investment merits.
The assets of the Funds are invested in shares of the Underlying Funds.
For all Underlying Funds other than the RIC Long Duration Bond Fund, subject to the approval of the Underlying Funds’ Board, RIM selects, oversees and evaluates the performance results of the Underlying Funds’ money managers and allocates a portion of Underlying Fund assets among multiple money manager investment strategies. RIM may change an Underlying Fund’s asset allocation at any time, including not allocating Underlying Fund assets to one or more money manager strategies. A money manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of Underlying Fund assets to manage directly and selects the individual portfolio instruments for the assets
10

assigned to it, (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for an Underlying Fund or (3) both a discretionary and non-discretionary assignment.  RIM does not evaluate the investment merits of a money manager’s individual security selections or recommendations.  Money managers are unaffiliated with RIM. RIM manages Underlying Fund assets not allocated to money manager strategies. RIM also manages the portion of Underlying Fund assets for which an Underlying Fund's non-discretionary money managers provide model portfolios to RIM and each Underlying Fund’s cash balances. RIM may also manage portions of an Underlying Fund during transitions between money managers. RIM, as agent for RIF, pays the money managers’ fees for the Underlying Funds, as a fiduciary for the Underlying Funds, out of the advisory fee paid by the Underlying Funds to RIM. The remainder of the advisory fee is retained by RIM as compensation for the services described above and to pay expenses.
Each Fund pays the following annual advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each Fund:
Fund	Asset Level	Fee
Moderate Strategy	All assets	0.20%
Balanced Strategy	All assets	0.20%
Aggressive Strategy	All assets	0.20%
Equity Aggressive Strategy	All assets	0.20%
The Funds paid RIM the following advisory fees (gross of reimbursements and/or waivers) for the fiscal years ended December 31, 2024, 2023 and 2022, respectively:
[To Be Updated By Amendment]
Funds	2024	2023	2022
Moderate Strategy Fund	$[ ]	$143,715	$159,575
Balanced Strategy Fund	[ ]	412,908	441,889
Aggressive Strategy Fund	[ ]	340,561	351,069
Equity Aggressive Strategy Fund	[ ]	87,814	89,058
RIM has contractually agreed to waive and/or reimburse all or a portion of its advisory fees for certain Funds. These arrangements are not part of the Advisory Agreement with RIF and may be changed or discontinued. The following paragraphs list the current waivers and those that were in effect during the last three fiscal years. With respect to such waivers, direct Fund-level expenses do not include infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. In addition, each waiver and reimbursement may not be terminated during the relevant period except with Board approval.
Current Waivers:
[To Be Updated By Amendment]
Until April 30, 2025, for the Moderate Strategy Fund, RIM has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis.
Until April 30, 2025, for the Balanced Strategy Fund, RIM has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis.
Until April 30, 2025, for the Aggressive Strategy Fund, RIM has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis.
Until April 30, 2025, for the Equity Aggressive Strategy Fund, RIM has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis.
Past Waivers:
[To Be Updated By Amendment]
11

Effective May 1, 2018, for the Moderate Strategy and Balanced Strategy Funds, RIM contractually agreed, until April 30, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Funds for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Funds on an annual basis.
Effective May 1, 2018, for the Aggressive Strategy and Equity Aggressive Strategy Funds, RIM contractually agreed, until April 30, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Funds for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Funds on an annual basis.
For the Moderate Strategy Fund, the total amount of the waiver for the periods ended December 31, 2022, 2023 and 2024 was $159,575, $143,715 and $[ ], respectively. The total amount of reimbursements for the periods ended December 31, 2022, 2023 and 2024 was $22,133, $23,713 and $[ ], respectively. [As a result of the waiver, the Fund paid no advisory fees for the fiscal years ended December 31, 2022, 2023 and 2024.]
For the Balanced Strategy Fund, the total amount of the waiver for the periods ended December 31, 2022, 2023 and 2024 was $367,215, $341,447 and $[ ], respectively. There were no reimbursements for the periods ended December 31, 2022, 2023 and 2024. As a result of the waiver, the Fund paid advisory fees of $74,674, $71,461 and $[ ] for the fiscal years ended December 31, 2022, 2023 and 2024, respectively.
For the Aggressive Strategy Fund, the total amount of the waiver for the periods ended December 31, 2022, 2023 and 2024 was $288,085, $276,964 and $[ ], respectively. There were no reimbursements for the periods ended December 31, 2022, 2023 and 2024. As a result of the waiver, the Fund paid advisory fees of $62,984, $63,597 and $[ ] for the fiscal years ended December 31, 2022, 2023 and 2024, respectively.
For the Equity Aggressive Strategy Fund, the total amount of the waiver for the periods ended December 31, 2022, 2023 and 2024 was $89,058, $87,814 and $[ ], respectively. The total amount of reimbursements for the periods ended December 31, 2022, 2023 and 2024 was $38,317, $38,293 and $[ ], respectively. [As a result of the waiver, the Fund paid no advisory fees for the fiscal years ended December 31, 2022, 2023 and 2024.]
Each Fund will indirectly bear its proportionate share of the advisory fees paid by the Underlying Funds in which it invests. For information on the advisory fees the Underlying Funds paid to RIM for the fiscal years ended October 31, 2024, 2023 and 2022 or for the fiscal years ended December 31, 2024, 2023 and 2022, please see the Underlying Funds’ SAIs.
From its advisory fees, RIM, as agent for RIC and RIF pays all fees to the money managers of the Underlying Funds for their investment advisory services. For information regarding the fees paid to the money managers of the Underlying Funds for the fiscal years ended October 31, 2024, 2023 and 2022 or December 31, 2024, 2023 and 2022, please see the Underlying Funds’ SAIs.
ADMINISTRATOR.
RIFUS, with the assistance of RIM and its affiliates, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds’ business and to supervise the provision of services by certain third parties such as the custodian. RIFUS, like RIFIS (the Funds’ distributor), is a wholly-owned subsidiary of RIM (the Funds’ adviser).
Each Fund pays an administrative fee directly to RIFUS, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by RIFUS pursuant to an Administrative Agreement for an annual fee of up to 0.0425% of the average daily net asset value of each Fund.
The Funds paid RIFUS the following administrative fees (gross of reimbursements and/or waivers) for the fiscal years ended December 31, 2024, 2023 and 2022, respectively.
[To Be Updated By Amendment]
Funds	2024	2023	2022
Moderate Strategy Fund	$[ ]	$30,539	$33,910
Balanced Strategy Fund	[ ]	87,743	93,901
Aggressive Strategy Fund	[ ]	72,369	74,602
Equity Aggressive Strategy Fund	[ ]	18,661	18,925
There are no current or past administrative fee waivers for the Funds for the fiscal years ended December 31, 2024, 2023 and 2022, respectively.
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Each of the Funds will indirectly bear its proportionate share of the administrative fees paid by the Underlying Funds in which it invests. For information on the administrative fees paid to RIFUS by the Underlying Funds for the fiscal years ended October 31, 2024, 2023 and 2022, or December 31, 2024, 2023 and 2022, please see the Underlying Funds’ SAIs.
PORTFOLIO MANAGERS.
The RIM Managers (RIM’s employees who manage the RIF Funds and Underlying Funds, oversee the Funds' and Underlying Funds' asset allocations and have primary responsibility for the management of the RIF Funds and Underlying Funds) are compensated by RIM with salaries, annual incentive awards (paid in cash and/or awarded as part of an equity incentive plan) and profit-sharing contributions. Salaries are fixed annually and are driven by the marketplace. Although compensation is not directly affected by an increase in Fund assets, RIM Managers are responsible for aiding in client retention and assistance in RIM assets under management growth.
Annual incentive awards for the RIM Managers of the RIF Funds are assessed by senior management based on the following:
●
Qualitative measures, such as a RIM Manager’s quality of decisions made for the accounts, contributions to client services efforts and improvement of RIM’s investment process. RIM Managers are evaluated on the performance of the total portfolio and all related decisions, for example, money manager selection, timing of money manager change decisions, direct investment activities and risk management.
●
Quantitative measures (fund performance). RIM Managers receive a quantitative performance assessment score for the Funds they manage. Fund performance is measured relative to a Fund's custom composite index. The score is predominantly based on 1-year and 3-year measurement horizons. A 2-year horizon may be used for a Fund that does not have 3 years of performance history.
RIM Managers may be responsible for one or more funds. In determining annual incentive awards, fund weightings for RIM Managers who are responsible for more than one fund are determined at the beginning of each yearly assessment period and signed off by the Managing Director, Head of Portfolio Management (“Head of PM”). These funds and the assessment weighting for each fund are recorded in a central system at the beginning of the assessment period. Each fund may have an equal weight, could be asset weighted, could be a combination of the two, or could be a custom set of applicable weights. Importantly, the assessment weighting for each fund is approved by the Head of PM at the beginning of the assessment period. The central system tracks the performance of the allocations throughout the assessment period and delivers a score at the end of the period to be used in the RIM Manager’s evaluation.
As of May 1, 2025, The custom composite indexes used for the RIM Managers' quantitative performance assessment for the Funds are as follows:
Moderate Strategy Fund
Moderate Strategy Composite Index – 28% Russell 3000 Index, 12% MSCI
ACWI ex US Index (net of tax on dividends from foreign holdings),
3% FTSE EPRA Nareit Developed Index (net of tax on dividends from foreign holdings), 55% Bloomberg U.S. Universal Bond Index, 2%
Bloomberg U.S. Treasury Bill 1 – 3 Month Index.

Balanced Strategy Fund
Balanced Strategy Composite Index – 40% Russell 3000 Index, 19% MSCI
ACWI ex US Index (net of tax on dividends from foreign holdings),
4% FTSE EPRA Nareit Developed Index (net of tax on dividends from foreign holdings), 35% Bloomberg U.S. Universal Bond Index, 2%
Bloomberg U.S. Treasury Bill 1 – 3 Month Index.

Aggressive Strategy Fund
Aggressive Strategy Composite Index – 52% Russell 3000 Index, 25%
MSCI ACWI ex US Index (net of tax on dividends from foreign
holdings), 5% FTSE EPRA Nareit Developed Index (net of tax on
dividends from foreign holdings), 16% Bloomberg U.S. Universal Bond
Index, 2% Bloomberg U.S. Treasury Bill 1 – 3 Month Index.

Equity Aggressive Strategy Fund
Equity Aggressive Strategy Composite Index – 57% Russell 3000 Index,
29% MSCI ACWI ex US Index (net of tax on dividends from foreign holdings), 6% FTSE EPRA Nareit Developed Index (net of tax on
dividends from foreign holdings), 6% Bloomberg U.S. Universal Bond
Index, 2% Bloomberg U.S. Treasury Bill 1 – 3 Month Index.

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RIM Manager evaluations, salary and annual incentive award recommendations are conducted and reviewed by the Head of PM. Russell Investments’ compensation committee approves salaries and annual incentive awards after the Head of PM’s recommendations have been reviewed by the Chief Investment Officer.
The equity incentive plan provides key professionals with shares and/or options, the values of which are tied to Russell Investments' financial performance. Awards under the equity incentive plan are based on the expected future contribution to the success of Russell Investments and vest over a number of years. Based on Russell Investments’ Board of Directors’ approval, the shares may also be eligible for dividend payments. The market value of the equity incentive plan is reviewed and approved annually by Russell Investments’ Board of Directors.
RIM Managers earning over a specified amount of total cash compensation (salary plus annual incentive awards) are eligible to participate in the Deferred Compensation Plan. The Deferred Compensation Plan allows the RIM Manager to voluntarily elect to defer receipt of a portion of his/her cash compensation for a given year. Deferred amounts are placed at the RIM Manager’s discretion in either a retirement or scheduled withdrawal account with distributions made accordingly.
For the profit sharing plan, contributions by Russell Investments will be made at the discretion of Russell Investments’ Board of Directors based on a profitability assessment (which may include factors in addition to achieving the operating profit plan). The annual determination of whether or not Russell Investments’ profitability warrants a discretionary contribution will be solely within the Russell Investments’ Board of Directors’ discretion and not based on a static formula. Russell Investments matches employee contributions to the profit sharing plan up to 5% of eligible base pay.
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Equity Securities Beneficially Owned By Rim Managers In The Funds
They Manage AS OF The Fiscal Year Ended December 31, 2024
[To Be Updated By Amendment]
RIM Managers Of The Funds	Dollar Range Of Equity Securities In The Funds Managed By The RIM Manager
Samuel Pittman	[ ]	Moderate Strategy Fund
	[ ]	Balanced Strategy Fund
	[ ]	Aggressive Strategy Fund
	[ ]	Equity Aggressive Strategy Fund
Amneet Singh	[ ]	Moderate Strategy Fund
	[ ]	Balanced Strategy Fund
	[ ]	Aggressive Strategy Fund
	[ ]	Equity Aggressive Strategy Fund

RIM Managers typically manage multiple portfolios. These portfolios may include mutual funds, exchange traded funds, interval funds, separate accounts, unregistered funds and commingled trusts. Russell Investments’ investment process, which includes money manager selection and proprietary asset allocation, is guided by the principle that all portfolios will be treated in a fair and equitable manner. To adhere to this guiding principle, RIM Managers follow a process of constructing portfolios in accordance with regulatory and investment guidelines and then selecting money managers or underlying funds to fulfill those needs. Specifically, RIM Managers make money manager or underlying fund selection and allocation decisions for each portfolio based on a variety of factors relevant to that portfolio. The investment process dictates that RIM Managers utilize RIM’s manager research analysis and manager rankings to assist in selecting the most suitable money manager(s) or, for funds of funds, Russell Investments’ proprietary capital markets research and portfolio strategy analysis to assist in determining the underlying funds in which to invest, in each case to meet the unique investment needs of the various funds they manage.
At the core of Russell Investments’ investment process is a robust oversight and peer review program for money manager selection, which includes the hiring, termination and retention of money managers, and asset allocation, which includes defining a fund’s objective and determining appropriate ways to measure performance. This process is overseen by Russell Investments’ Investment Strategy Committee (“ISC”) and the Head of PM.
Occasionally, a particular money manager may restrict the total amount of capacity they will allocate to Russell Investments portfolios. If, however, the total allocation is too small to be shared in a meaningful size across all Russell Investments portfolios or if the money manager restricts the absolute number of assignments they will accept from Russell Investments, it is the RIM Manager’s responsibility to determine which portfolios receive the allocation. In cases where a RIM Manager is managing multiple portfolios and must allocate a manager differently across her/his funds, or multiple RIM Managers must allocate the same manager differently across their funds, both the Head of PM and the ISC must review and ratify the recommendations.
[To Be Updated By Amendment]
Other Accounts Managed By Rim Managers
And Assets Under Management In The Accounts
As Of December 31, 2024
RIM Manager	Number of Registered Investment Companies	Assets Under Management (in millions)	Number of Pooled Investment Vehicles	Assets Under Management (in millions)	Other Types of Accounts	Assets Under Management (in millions)	Asset Total (in millions)
Samuel Pittman	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]	$[ ]
Amneet Singh	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]	$[ ]
[None of the above Other Accounts Managed by RIM Managers has an advisory fee based on the performance of the account.]
Further information on the RIM Managers of the Underlying Funds is available in the Underlying Funds’ SAIs.
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MONEY MANAGERS.
The Underlying Funds’ money managers are discretionary or non-discretionary managers for a portion of an Underlying Fund's portfolio. The money managers are not affiliates of RIC, RIF or RIM. Some money managers (and their affiliates) may effect brokerage transactions for the Underlying Funds (see “Brokerage Allocations” and “Brokerage Commissions”). Money managers may serve as advisers or discretionary and/or non-discretionary managers for Russell Investments Trust Company, other investment vehicles sponsored or advised by RIM or its affiliates, consulting clients of RIM, offshore vehicles and/or for accounts which have no business relationship with RIM or its affiliates.
From its advisory fees received from the Underlying Funds, RIM, as agent for RIC and RIF, pays all fees to the money managers for their investment advisory services. Money manager fees are determined through arm’s-length negotiations with RIM. These negotiations take into account, among other factors, the anticipated nature and quality of services to be rendered, the current and expected future level of business with the money manager, and fees charged by the money manager and other money managers for services provided to funds and accounts with similar investment mandates. Typically, a sliding fee scale corresponding to future levels of assets is agreed upon to reflect economies of scale that may be achieved as a result of cash inflows or market appreciation. RIM periodically reviews money manager fee levels and renegotiates these agreements as appropriate. Quarterly, each money manager is paid the pro rata portion of an annual fee, which is typically based on the average for the quarter of all the assets with respect to which the money manager provides its services. For information regarding fees paid to the money managers of the Underlying Funds for the fiscal years ended October 31, 2024, 2023 and 2022 or December 31, 2024, 2023 and 2022, please see the Underlying Funds' SAIs.
Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC and RIF have each paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may benefit as a result of brokerage commissions received by their broker-dealer affiliates that execute portfolio transactions for the Underlying Funds.
CUSTODIAN AND PORTFOLIO ACCOUNTANT.
State Street Bank and Trust Company (“State Street”) serves as the custodian and fund accountant for RIF. As custodian, State Street is responsible for the safekeeping of the Funds’ and Underlying Funds' assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for each Fund and Underlying Fund for regulatory and financial reporting purposes. The mailing address for State Street is: 1776 Heritage Drive, North Quincy, MA 02171.
DISTRIBUTOR.
Russell Investments Financial Services, LLC (the “Distributor” or “RIFIS”) serves as the distributor of RIF Shares. The Distributor receives no compensation from RIF for its services.
The Distributor distributes shares of the Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund Shares. The Distributor is a wholly-owned subsidiary of RIM and its mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.
TRANSFER AND DIVIDEND DISBURSING AGENT.
RIFUS serves as the transfer and dividend disbursing agent for RIF. For this service, RIFUS is paid a fee for transfer agency and dividend disbursing services provided to RIF. RIFUS retains a portion of this fee for its services provided to RIF and pays the balance to unaffiliated agents who assist in providing these services. RIFUS’s mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
PricewaterhouseCoopers LLP (“PwC”) serves as the Independent Registered Public Accounting Firm of RIF. PwC is responsible for performing annual audits of the financial statements of the Funds and Underlying Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States) and providing federal tax return preparation services and other tax compliance services. The mailing address of PwC is 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101.
CODES OF ETHICS.
RIF, RIC, RIM, the Distributor and each money manager have each adopted a code of ethics which complies in all material respects with applicable law and which is intended to protect the interests of each Fund and Underlying Fund's shareholders, as applicable. The codes of ethics are designed to prevent affiliated persons of RIF, RIC, RIM, the Distributor and the money managers from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be
16

acquired by the  Funds or Underlying Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics generally permit investment personnel to trade securities for their own account, including securities that may be purchased or held by a Fund or an Underlying Fund, subject to restrictions on personal securities trading specified in the applicable code of ethics. Each code of ethics has been filed with the SEC and may be viewed by the public.
Because each money manager is an entity not affiliated with RIF, RIC or RIM, RIM relies on each money manager to monitor the personal trading activities of the money manager’s personnel in accordance with that money manager’s code of ethics. Each money manager provides RIM with a quarterly certification of the money manager’s compliance with its code of ethics and a report of any significant violations of its code.
SECURITIES LENDING.
Certain Underlying Funds may lend securities to other parties (typically brokers, dealers, banks or other financial institutions) who may need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. The borrower provides the Underlying Fund with collateral in an amount at least equal to the value of the securities loaned. By lending its portfolio securities, an Underlying Fund attempts to increase its net investment income through the receipt of negotiated fees on the securities lent.
Each Underlying Fund retains most rights of beneficial ownership, including interest or other distributions on the loaned securities. Any gain or loss in the market price of the securities lent that occurs during the term of the loan would be for the account of the Underlying Fund. Voting rights may pass with the lending. An Underlying Fund may recall loans to vote proxies if a material issue affecting the investment is to be voted upon. Payments received by an Underlying Fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for purposes of determining what portion of an Underlying Fund’s dividends received by an Underlying Fund and distributed to its shareholders may be taxed at the rates generally applicable to long-term capital gains.
If the borrower defaults on its obligations to return the securities lent because of insolvency or other reasons, an Underlying Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays could be greater for foreign securities. If an Underlying Fund is not able to recover the securities lent, an Underlying Fund may sell the collateral and purchase a replacement security in the market. The value of the collateral could decrease below the value of the replacement security or the value of the replacement security could increase above the value of the collateral by the time the replacement security is purchased.
As securities lending agent for the Underlying Funds, Goldman Sachs Agency Lending (“GSAL”) administers the Underlying Funds’ securities lending program. In this capacity, GSAL performs a variety of services. These services include arranging the securities loans with approved borrowers, collecting collateral intended to secure the obligations of each borrower and marking to market daily the value of loaned securities, negotiating borrower and loan agreements, reviewing and monitoring borrower creditworthiness, instructing the Underlying Funds’ custodian with respect to the Underlying Funds’ securities lending activities, performing reconciliation with the borrowers and custodian, overseeing loan terminations and recalls, corporate action monitoring and performance and oversight reporting. If a borrower defaults on a loan, GSAL is authorized to exercise contractual remedies as securities lending agent to the applicable Underlying Fund and has agreed to indemnify the Underlying Funds for losses due to a borrower’s failure to return a lent security, except for losses resulting from a borrower’s instruction to release collateral in violation of applicable agreements.
The RIC Sustainable Aware Equity Fund, RIF U.S. Strategic Equity Fund and RIF U.S. Small Cap Equity Fund may participate in a reciprocal lending program with State Street through which each Underlying Fund is permitted to use cash collateral received in connection with certain securities lending activities to finance the Underlying Fund's short selling activity. Such arrangements subject these Underlying Funds to the risk that the counterparty holding the cash collateral may fail to return it promptly. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security).
An Underlying Fund may incur costs or possible losses in excess of the fees received in connection with securities lending transactions.
No Underlying Fund may lend portfolio securities in an amount that exceeds 33 1∕3% of total fund assets.
For information regarding income and fees related to the securities lending activities of participating Underlying Funds for the fiscal years ended October 31, 2024 or December 31, 2024, please see the Underlying Funds' SAIs.
17

FUND AND UNDERLYING FUND EXPENSES.
The Funds and Underlying Funds pay all their expenses other than those expressly assumed by RIM and RIFUS. The principal expenses of the Funds and Underlying Funds are the annual advisory fee, the annual administrative fee and the transfer agency fee, payable to RIM and RIFUS, respectively. The Funds’ and Underlying Funds’ other expenses include: fees for independent accountants, legal, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; index licensing fees; and such infrequent and/or unusual expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIC or RIF to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto. Whenever an expense can be attributed to a particular Fund or Underlying Fund, the expense is charged to that Fund or Underlying Fund. Common expenses are allocated among the RIC and RIF Funds based primarily upon their relative net assets. Additionally, each Fund, as a shareholder of the Underlying Funds, also indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests.
VALUATION OF FUND SHARES.
The net asset value per share is calculated separately for each Fund on each business day on which Shares are offered or redemption orders are tendered. A business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Net asset value per share is computed for each Fund by dividing the current value of the Fund’s assets, less liabilities, by the number of Shares of the Fund outstanding and rounding to the nearest cent. Information regarding each Fund’s current net asset value per Share is available at https://russellinvestments.com. For additional information regarding the calculation of Fund net asset value, please see the section titled “HOW NET ASSET VALUE IS DETERMINED” in the Prospectus.
VALUATION OF PORTFOLIO SECURITIES.
The Funds value the Shares of the Underlying Funds at the current net asset value per share of each Underlying Fund.
The Underlying Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures and a description of the pricing sources and services used by the Funds and Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Trustees have designated RIM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act. However, the Board retains oversight over the valuation process.
Ordinarily, the Underlying Funds value each portfolio instrument based on prices provided by pricing sources and services or brokers (when permitted by the market value procedures). Equity securities (including exchange traded funds) are generally valued at the last quoted sale price or the official closing price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Listed options are valued on the basis of the closing mean price and exchange listed futures contracts are valued on the basis of settlement price. Swaps may be valued at the closing price, clean market price or clean exchange funded price provided by a pricing service or broker or based on the valuation of the underlying security depending on the type of swap being valued. Listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued at the last quoted sale price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Non-listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued using the price supplied by a pricing service or broker, which may be an evaluated bid (a form of fair value pricing). Evaluated bids are derived from a matrix, formula or other objective method that takes into consideration actual trading activity and volume, market indexes, credit quality, maturity, yield curves or other specific adjustments. Fixed income securities that have 60 days or less remaining until maturity at the time of purchase are valued using the amortized cost method of valuation, unless it is determined that the amortized cost method would result in a price that would be deemed to be not reliable. Issuer-specific conditions (e.g., creditworthiness of the issuer and the likelihood of full repayment at maturity) and conditions in the relevant market (e.g., credit, liquidity and interest rate conditions) are among the factors considered in this determination. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price an Underlying Fund would receive if it sold the instrument.
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If market quotations or pricing service prices are not readily available for an instrument or are considered not reliable because of market and/or issuer-specific information, the instrument will be valued at fair value, as determined in accordance with the fair value procedures. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that RIM believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund Shares and the daily movement of the benchmark index if the index is valued using another pricing method.
This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect portfolio instrument values as of the time of pricing. Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of the net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Fund deems that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities will use fair value pricing more often (typically daily) since “significant” events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets), or other emergency situation; or an armed conflict.
Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders are not able to purchase or redeem Fund Shares.
PORTFOLIO TURNOVER RATES OF THE FUNDS.
Portfolio turnover measures how frequently securities held by a Fund are bought and sold. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities, including Underlying Fund Shares, for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures and forward contracts, are excluded. The Funds will purchase or sell Underlying Fund Shares to: (i) accommodate purchases and sales of each Fund’s Shares; (ii) change the percentages of each Fund’s assets invested in each of the Underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of each Fund’s assets among the Underlying Funds generally within the percentage limits described in the Prospectus.
The portfolio turnover rates for the fiscal years ended December 31, 2024 and 2023 for each Fund were:
[To Be Updated By Amendment]
Funds	2024	2023
Moderate Strategy Fund	[ ]%	32%
Balanced Strategy Fund	[ ]%	18%
Aggressive Strategy Fund	[ ]%	30%
Equity Aggressive Strategy Fund	[ ]%	36%
A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund’s or an Underlying Fund’s portfolio securities (see “Taxes”).
DISCLOSURE OF PORTFOLIO HOLDINGS.
The Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board. Disclosures of portfolio holdings information may only be made pursuant to these Board-approved policies and procedures.
19

Disclosure of a Fund’s portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund and its adviser. Disclosure is permissible only when a Fund, as determined by the Board or CCO, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, which includes a duty not to trade on non-public information, or are otherwise subject to duties of confidentiality.
Public Disclosures of Portfolio Holdings Information
Each Fund discloses its complete portfolio holdings information as of the end of the third month of every fiscal quarter in Form N-PORT within 60 days of the end of the fiscal quarter and in its annual and semiannual financial statements in Form N-CSR within 60 days after the second and fourth quarter ends of the Fund's fiscal year. The portfolio holdings information in Form N-PORT and Form N-CSR is not required to be delivered to shareholders but is made public through the SEC electronic filings at www.sec.gov. The Funds’ complete portfolio holdings will (upon request) be distributed to each shareholder (i.e. the insurance companies) no more frequently than weekly and following each month end no later than the end of the following month and in any event no sooner than ten calendar days after the trade date. RIF's shareholders may redistribute RIF's portfolio holdings to owners of variable insurance products for which RIF is an investment option.
Upon the occurrence of an unexpected, out of the ordinary event with respect to one or more portfolio holdings or the market as a whole, RIM may, consistent with the statement of policy set forth above and with the prior approval of the CCO, prepare and make available on the Funds’ website a statement relating to such event which may include information regarding the Funds’ portfolio holdings.
Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.
Non-Public Disclosures of Portfolio Holdings Information
Mutual fund evaluation services (e.g., Standard & Poor’s, Morningstar, Inc. and Lipper Analytical Services) (“Evaluators”) regularly analyze the portfolio holdings of mutual funds to monitor and report on various fund attributes (e.g., style, capitalization, maturity, yield and beta). The Evaluators distribute the results of their analyses to the public, paid subscribers and/or in-house brokers. To facilitate the review of the Funds by the Evaluators, the Funds may provide (or authorize their service providers to distribute) portfolio holdings to the Evaluators before those holdings are publicly available provided that (a) the recipient does not distribute the portfolio holdings information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling Fund shares before the portfolio holdings information or results of analyses become public information and (b) the recipient signs a written confidentiality agreement, which includes a duty not to trade on non-public information.
As set forth in the table below, RIM and the money managers may periodically distribute (1) lists of applicable investments held by the Funds for the purpose of facilitating management of the Funds’ portfolios including compliance testing, receipt of relevant research and for creation of Fund sales literature and (2) a list of the issuers and securities which are covered by their respective research departments as of a particular date, but in no case will such a list identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.
In addition, as set forth in the table below, the Funds’ custodian generates portfolio holdings information in connection with its services to the Funds which may be provided to service providers of the Funds, RIM or the money managers in connection with providing various services for the Funds. Such service providers must keep the portfolio holdings information confidential and cannot trade based on the non-public information. There is no lag between the date of such portfolio holdings information and the date on which the information is disclosed to the service providers.
The entities that may receive information described above, and the purpose for which such information is disclosed, are presented in the table below.
Entity Receiving Portfolio Holdings	Disclosure Purpose
Acuity Knowledge Partners	Fund reporting services
Advent Software, Inc.	Recon, accounting services
Bloomberg AIM	Fund positioning/holdings services
Bloomberg Portfolio	Holdings analysis
Broadridge	Fund marketing report production
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Entity Receiving Portfolio Holdings	Disclosure Purpose
Confluence Technologies, Inc. (CTI)	Fund performance calculator, financial reporting software provider
Dynamo Software	Fair value data analysis for Wellington Management Company LLP
Electra Information Systems	Sub-advisor middle office services
Financial Recovery Technologies, Inc.	Securities litigation monitoring and class action claims recovery
Glass Lewis & Co., LLC	Proxy voting services
Goldman Sachs	Securities lending agent
Hexaware	Data operations support services
IHS Markit	Enterprise data management
Lipper Analytical Services	Fund rating services
Morningstar Inc.	Fund rating services
Planetrics	Valuations under different climate risk scenarios
PricewaterhouseCoopers LLP	Audit services
Qontigo	Holdings/portfolio analysis, model optimization
Risk Metrics	Risk management services
SS&C	Middle office provider; benchmark performance, holdings, performance, reconciliation
State Street (Boston)	Custody, fund accounting, pricing/valuation, fund compliance testing, liquidity risk management
State Street (Sacramento)	Pricing services
Vermillion	Fund marketing report production
No compensation or other consideration is paid to the Funds, RIM or the money managers for any non-public disclosure of portfolio holdings information.
Administration of the Portfolio Holdings Disclosure Policies
The CCO will exercise oversight of disclosures of the Funds’ portfolio holdings. It is the duty of the CCO or her designee to ensure that all disclosures of the portfolio holdings of a Fund are in the best interests of such Fund’s shareholders. It is the responsibility of each business unit with access to portfolio holdings, including RIFUS Fund Administration and RIM’s Investment Management and Research Division, to inform the CCO of any third parties receiving portfolio holdings information which has not previously been disclosed. The CCO is also responsible for monitoring for conflicts of interest between the interests of Fund shareholders and the interests of the Funds’ investment adviser, principal underwriter, or any affiliated person of the Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds’ CCO. If the CCO deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, the violation will be reported to the Funds’ Board, as required by Rule 38a-1. The CCO also has the discretion to report other compliance matters arising under the portfolio holdings disclosure policies to the Board.
Disclosure of the Funds’ portfolio holdings made in accordance with these procedures is authorized by the Funds’ Board. The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Funds’ Board; provided, however that waivers or exceptions in connection with operational or administrative functions may be made with the prior consent of the CCO. If the CCO is unavailable, waivers or exceptions in connection with the operational or administrative functions may be made with the prior consent of the Funds’ Chief Legal Officer or Chief Financial Officer. All such waivers and exceptions by the CCO, Chief Legal Officer or Chief Financial Officer will be disclosed to the Board no later than its next regularly scheduled quarterly meeting.
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PROXY VOTING POLICIES AND PROCEDURES.
The Funds invest in the Underlying Funds. Each Fund will vote in the same manner and proportion as the votes cast by other shareholders of the Underlying Funds in which the Fund invests. In the event that an Underlying Fund’s only shareholders are the Funds or RIC funds of funds, each Fund will vote pursuant to the recommendation of the Proxy Administrator (as defined below).
RIM, as RIF and RIC’s investment adviser, is primarily responsible for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds and Underlying Funds may be invested. RIM has established an Active Ownership Committee (“Committee”) and has adopted written Proxy Voting Policies and Procedures and an Engagement Policy (together, the “P&P”) and written proxy voting guidelines (“Guidelines”). RIM has also hired a third-party service provider to serve as proxy administrator (“Proxy Administrator”), which may provide RIM with research, analysis and/or recommendations relating to proxy voting. The Proxy Administrator utilizes an automated platform that collects and documents RIM’s voting decisions and interfaces directly with the tabulator of each proxy vote to help ensure timely and accurate votes on the matters being voted. The automated platform is not a substitute for RIM’s judgment or discretion; RIM (whether acting directly or through the Committee) retains final authority with respect to proxy voting and maintains records of all votes cast and other relevant information as may be required by applicable law or regulation.
The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIM’s clients (including the Funds and Underlying Funds) and to enable the Committee to receive timely notice of and resolve any material conflicts of interest between the Funds or Underlying Funds on the one hand, and RIM or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Proxy Administrator responsibility for performing research and making proxy voting recommendations to RIM. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.
The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. RIM, through the Committee, constructs the Guidelines based on its assessment of each matter covered by the Guidelines. This assessment may take into account or adopt pertinent third-party research, including research provided by the Proxy Administrator. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Proxy Administrator is obligated to vote all proxies as set forth in the Guidelines.
Matters that are not covered in the Guidelines or that the Committee determines to be more appropriately examined on a case-by-case basis are voted by the Committee. Regardless of whether a matter is voted pursuant to the Guidelines or by the Committee, RIM, through the Committee, exercises its proxy voting authority in the best interests of the Funds or Underlying Funds based on its analysis of relevant facts and circumstances; pertinent internal and third party research; reasonably available subsequent information; applicable law and regulation; as well as certain best practices.
Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request by contacting the Funds at 1-800-787-7354, at https://connect.rightprospectus.com/russellinvestments?Site=RIF and on the SEC’s website at http://www.sec.gov. The Guidelines are available, without charge, at https://russellinvestments.com.
FORUM FOR ADJUDICATION OF DISPUTES.
The RIF Bylaws provide that, unless RIF consents to the selection of an alternative forum, the sole and exclusive forum for any claims, suits, actions or proceedings (except for any claims, suits, actions or proceedings arising under the Securities Act of 1933) relating to: (i) any action to assert a claim arising pursuant to RIF’s Master Trust Agreement or the Bylaws, (ii) any action regarding the duties (including fiduciary duties), obligations or liabilities of the Trustees, officers, or other employees of RIF to RIF or RIF’s shareholders or each other, (iii) any action regarding the rights or powers of, or restrictions on, RIF, the officers, the Trustees or the shareholders, (iv) any action pertaining to the laws of the Commonwealth of Massachusetts pertaining to RIF, or (v) any action relating to any other instrument, document, agreement or certificate contemplated by the RIF Master Trust Agreement or the Bylaws relating in any way to RIF, shall be the Business Litigation Section of the Superior Court of the Commonwealth of Massachusetts or, if such court does not have subject matter jurisdiction thereof, any other court in the Commonwealth of Massachusetts with subject matter jurisdiction (each, a “Covered Action”). The Bylaws further provide that if any Covered Action is filed in a court other than the relevant court of the Commonwealth of Massachusetts (a “Foreign Action”) in the name of any shareholder, such shareholder shall be deemed to have consented to (i)
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the personal jurisdiction of the relevant court of the Commonwealth of Massachusetts in connection with any action brought in any such courts to enforce the preceding sentence (an “Enforcement Action”) and (ii) having service of process made upon such shareholder in any such Enforcement Action by mailing, certified mail, return receipt requested, a copy thereof to such shareholder at the address in effect for notices under the Bylaws.
BROKERAGE ALLOCATIONS.
The selection of a broker or dealer to execute portfolio transactions for an Underlying Fund is made either by RIM or the money manager  of the Underlying Fund. RIF's and RIC's arrangements with RIM and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the depth of market in a security or breadth of market access, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIM and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with RIF's and RIC's Board-approved policies and procedures.
Substantially all of the equity transactions that RIM effects for the Underlying Funds are executed through Russell Investments Implementation Services, LLC (“RIIS”), a registered broker and an affiliate of RIM.  This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Underlying Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the Underlying Funds’ equity transactions. To oversee its use of RIIS to execute equity transactions for the Underlying Funds, RIM reviews third-party reports regarding RIIS’ trade execution quality and commission rates relative to commission rates for comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which RIIS pays a portion of its commission.
Subject to its best execution obligations, RIM effects a portion of its equity transactions for certain Underlying Funds through Cowen Execution Services (“Cowen”) to generate commission rebates to the Underlying Funds on whose behalf the trades were made. Under this arrangement, Cowen and/or its correspondent brokers retain a portion of the commission as payment for execution costs related to trade processing, clearing and settlement. Cowen also retains a fee for administration of the program. The remainder is returned to the specific Underlying Fund that paid the commissions, resulting in a net reduction in Underlying Fund trading-related expenses.
Fixed income portfolio transactions that RIM effects for the Underlying Funds are primarily executed directly in the over-the-counter markets. In the case of securities traded in the over-the-counter market and depending on where best execution is believed to be available, transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks, or (2) on a principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commission.
A money manager may effect portfolio transactions for the segment of an Underlying Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with an Underlying Fund, the money manager or RIM, including RIIS, as well as with brokers affiliated with other money managers.
A discretionary money manager may effect transactions for the segment of an Underlying Fund’s portfolio assigned to the money manager with a broker-dealer for the purposes of generating research services for the money manager’s use. Research services will generally be obtained from unaffiliated third parties at market rates, which may be included in commission costs. Research provided to the money manager may benefit the particular Underlying Fund generating the trading activity and may also benefit other fund accounts managed by the money manager or its affiliates. A money manager using Underlying Fund trading to obtain research services for their use, may only do so if, including the value of the research services, the Underlying Fund will receive best execution. RIM does not effect trades to obtain research services.
BROKERAGE COMMISSIONS.
During the Funds’ fiscal years ended December 31, 2024, 2023 and 2022, the Funds did not pay any brokerage commissions.
The Funds did not have any affiliated brokerage transactions (relating to trading activity) during the fiscal years ended December 31, 2024, 2023 and 2022.
During the Funds’ fiscal year ended December 31, 2024, the Funds did not purchase securities issued by regular brokers or dealers as defined by Rule 10b-1 of the 1940 Act.
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For information regarding brokerage commissions and activities for the Underlying Funds, please see the Underlying Funds’ SAIs.
Investment Restrictions, Policies And CERTAIN INVESTMENTS
Each Fund’s investment objective is “non-fundamental.” Having a non-fundamental investment objective means that it may be changed without the vote of a majority of the outstanding voting securities of the relevant Fund. If a Fund’s investment objective is changed by the Board of Trustees, the Prospectus will be supplemented to reflect the new investment objective. Certain investment policies and restrictions may be fundamental, which means that they may only be changed with the vote of a majority of the outstanding voting securities of the relevant Fund. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds’ investment objectives are set forth in their Prospectus.
INVESTMENT RESTRICTIONS.
Each Fund is subject to the following fundamental investment restrictions. For information regarding the fundamental investment restrictions of the Underlying Funds, please see the Underlying Funds' SAIs.
Unless otherwise stated, all restrictions, percentage limitations and credit quality limitations on Fund investments listed in this SAI apply on a fund-by-fund basis at the time of investment. There would be no violation of any of these requirements unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.
No Fund may:
1. Purchase securities if, as a result of such purchase, the Fund’s investments would be concentrated within the meaning of the 1940 Act in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.
Because of their investment objectives and policies, investments of the Funds will be concentrated in shares of the Underlying Funds and, therefore, in the mutual fund industry. In accordance with the Funds’ investment policies set forth in the Funds’ Prospectus, each of the Funds may invest in the Underlying Funds without limitation as to concentration. However, each of the Underlying Funds in which each Fund may invest (other than the RIF Global Real Estate Securities Fund) will not purchase securities if, as a result of such purchase, the Underlying Fund’s investments would be concentrated within the meaning of the 1940 Act. The RIF Global Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration.
2. Purchase or sell real estate; provided that a Fund may invest in the RIF Global Real Estate Securities Fund, which may own securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.
3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts. No Fund may purchase or sell interests in oil, gas or other mineral exploration or development programs.
4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.
5. Act as an underwriter except to the extent a Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.
6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.
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7. Issue securities senior to the Fund’s presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.
With regard to investment restriction 1, above, concentration within the meaning of the 1940 Act refers to the position of the staff of the SEC that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries.
With regard to investment restriction 1, above, the statement that the Funds will be concentrated in the mutual fund industry means that the Funds will principally invest in shares of other mutual funds. In accordance with each Fund’s investment program as set forth in the Prospectus, a Fund may invest more than 25% of its assets in any one Underlying Fund.
With regard to investment restriction 1, above, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. Privately-issued mortgage-backed securities are, however, subject to the Funds’ industry concentration restrictions.
Each Fund will also not be concentrated, within the meaning of the 1940 Act, in securities of issuers of a particular industry or group of industries, if the portfolio securities of the Underlying Funds were deemed to be owned directly by the Fund rather than the Underlying Fund.
With regard to investment restriction 3, above, this restriction shall not prevent a Fund from entering into swap agreements or swaptions.
With regard to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.
With regard to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds may invest without limit in repurchase agreements, dollar rolls and to-be announced mortgage-backed securities so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.
With regard to investment restriction 7, above, permitted borrowings refer to borrowings by the Funds as permitted by the 1940 Act.
The Funds do not invest in repurchase agreements.
Each Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval):
No Fund may borrow money for purposes of leveraging or investment. Provisional credits related to contractual settlements shall not be considered to be a form of leverage.
Under the 1940 Act, the Funds may borrow for temporary or emergency purposes. Each Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1/3%) of its assets. The Funds have entered into a line of credit with one or more lenders to be utilized solely for temporary or emergency purposes as contemplated by the 1940 Act including, without limitation, funding shareholder redemptions.
The Funds will not purchase additional securities while outstanding cash borrowings exceed 5% of total assets.
A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, a Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities RIM believes to be consistent with the Fund’s best interests. During a period in which a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.
For the Underlying Funds’ investment restrictions, please see the Underlying Funds’ SAIs.
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INVESTMENT POLICIES.
The investment objective and principal investment strategies for each of the Funds are provided in their Prospectus. The investment objective and principal investment strategies for each Underlying Fund are provided in their respective Prospectuses. The following discussion describes certain investment strategies that the Underlying Funds may pursue and certain types of instruments in which the Underlying Funds may invest. The Underlying Funds may not invest in all of the instruments listed below. The Underlying Funds use investment techniques commonly used by other mutual funds. The instruments and investment strategies listed below are discretionary, which means that RIM or the money managers may or may not use them.
Unless otherwise stated, all percentage and credit quality limitations on Underlying Fund investments listed in this SAI apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.
The RIF U.S. Strategic Equity, RIC Sustainable Aware Equity, RIF U.S. Small Cap Equity, RIF Global Real Estate Securities, RIC Global Infrastructure, RIC Global Equity, RIC Emerging Markets and RIF International Developed Markets Funds are referred to collectively as the “Underlying Equity Funds.”
The RIF Strategic Bond, RIC Opportunistic Credit, RIC Long Duration Bond, RIC Investment Grade Bond and RIC Short Duration Bond Funds are referred to collectively as the “Underlying Fixed Income Funds.”
The RIC Multi-Strategy Income and RIC Multi-Asset Strategy Funds are each considered both an “Underlying Equity Fund” and an “Underlying Fixed Income Fund.”
INVESTMENT STRATEGIES AND PORTFOLIO INSTRUMENTS.
Each Underlying Fund’s principal investment strategies and the related risks are described in the relevant Underlying Fund’s Prospectus. The following discussion provides additional information regarding the Underlying Funds’ investment strategies and risks, as well as information regarding non-principal investment strategies and risks. An investment strategy and related risk that is described below, but which is not described in the relevant Underlying Fund’s Prospectus, is a non-principal strategy and risk of the Underlying Fund.
Cash Reserves and Being Fully Invested. An Underlying Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may negatively affect an Underlying Fund’s performance since securities are sold for other than investment reasons. An Underlying Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests (“cash reserves”). The cash reserves may also include cash awaiting investment or to pay expenses. The Underlying Funds, like any mutual fund, maintain cash reserves. RIM may increase or decrease the Underlying Fund’s cash reserves to seek to achieve the desired exposures for the Underlying Fund or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs. An Underlying Fund may hold additional cash in connection with its investment strategy.
The Underlying Funds usually, but not always, expose all or a portion of their cash to the performance of certain markets by purchasing equity securities, fixed-income securities and/or derivatives (also known as “equitization”), which typically include index futures contracts, exchange-traded fixed-income futures contracts, forwards, swaps and to be announced securities. This is intended to cause the Underlying Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Underlying Fund’s benchmark(s) and RIM may use the cash equitization process to manage Underlying Fund exposures. RIM may not equitize all or a portion of the Underlying Fund’s cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIM may sell equity index put options to seek gains from premiums (cash) received from their sale.
RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM and administered by RIFUS, whose investment objective is to seek to preserve principal and provide liquidity and current income (the “Cash Management Fund”).  In addition, for the RIF Strategic Bond, RIC Investment Grade Bond, RIC Short Duration Bond and RIC Multi-Asset Strategy Funds, any remaining cash may also be invested in fixed income securities with an average portfolio duration of one year and individual effective maturities of up to five years for the RIF Strategic Bond, RIC Investment Grade Bond and RIC Multi-Asset Strategy Funds and average portfolio duration of approximately two years and individual effective maturities of up to six years for the RIC Short Duration Bond Fund, which may include U.S. and non-U.S. corporate debt securities, asset-backed securities (which may include, among others, credit card and automobile loan receivables) and money market securities similar to those invested in by the Cash Management Fund. RIM has waived its 0.05% advisory fee with respect to cash invested in the Cash Management Fund. RIFUS charges a 0.05% administrative fee on the cash invested in the Cash Management Fund.
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The Cash Management Fund invests in a portfolio of high quality U.S. dollar denominated money market securities. The dollar-weighted average maturity of the Cash Management Fund’s portfolio is 90 days or less. The Cash Management Fund primarily invests in (1) securities issued by U.S. and foreign banks; (2) commercial paper, including asset-backed commercial paper, and short-term debt of U.S. and foreign corporations and trusts; (3) bank instruments, including certificates of deposit, Eurodollar certificates of deposit, Eurodollar time deposits and Yankee certificates of deposit; (4) Yankee Bonds; (5) other money market funds; (6) demand notes; (7) repurchase agreements; (8) investment-grade municipal debt obligations; (9) securities issued or guaranteed by the U.S. government or its agencies; (10) variable and floating rate securities and (11) asset backed securities.
Hedging Strategies. Financial futures contracts may be used by the Underlying Funds during or in anticipation of adverse market events such as interest rate changes for the Underlying Fixed Income Funds or declining equity prices for the Underlying Equity Funds. For example, if interest rates were anticipated to rise or equity prices were anticipated to fall, financial futures contracts may be sold (short hedge), which would have an effect similar to short selling bonds or equities. Once interest rates increase or equity prices fall, securities held in an Underlying Fund's portfolio may decline, but the futures contract value may increase, partly offsetting the loss in value of the Underlying Fund's securities by enabling the Underlying Fund to repurchase the futures contract at a lower price to close out the position.
The Underlying Equity Funds may purchase a put and/or sell a call option or enter into an option spread on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Conversely, purchasing a call and/or selling a put option or entering into an option spread on a stock index futures contract may be used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.
Risk Associated with Hedging Strategies. There are certain investment risks involved with using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between the price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. Another risk is that a liquid market may not exist for a futures contract causing an Underlying Fund to be unable to close out the futures contract thereby affecting the Underlying Fund's hedging strategy. Position limits may constrain an Underlying Fund from being able to enter into hedging transactions.
In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.
Illiquid and Restricted Securities. No more than 15% of an Underlying Fund's net assets will be invested in certain investments, including repurchase agreements of more than seven days' duration, that are deemed to be “illiquid” as defined in Rule 22e-4 under the 1940 Act. This limitation is applied at the time of purchase. An investment is generally deemed to be illiquid if it is not reasonably expected to be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. An Underlying Fund may not be able to sell an illiquid or less liquid investment quickly and at a fair price, which could cause the Underlying Fund to realize losses on the investment if the investment is sold at a price lower than that at which it had been valued. An illiquid investment may also have large price volatility.
The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Underlying Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by an Underlying Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, an Underlying Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. An Underlying Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.
When-Issued Securities and Delayed-Delivery Transactions. An Underlying Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a “when-issued” transaction or “forward commitment”) or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and
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meet redemption requests. In addition, certain rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”) include mandatory margin requirements that require the Underlying Funds to post collateral in connection with their to-be-announced (“TBA”) transactions. There is no similar requirement applicable to the Underlying Funds' TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Underlying Funds and impose added operational complexity. The Underlying Funds will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage but may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and may realize short-term profits or losses upon such sale. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued and delayed-delivery transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Additionally, under certain circumstances, certain Underlying Funds may occasionally engage in “free trade” transactions in which delivery of securities sold by the Underlying Fund is made prior to the Underlying Fund’s receipt of cash payment therefor or the Underlying Fund’s payment of cash for portfolio securities occurs prior to the Underlying Fund’s receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. “Free trade” transactions involve the risk of loss to an Underlying Fund if the other party to the “free trade” transaction fails to complete the transaction after an Underlying Fund has tendered cash payment or securities, as the case may be.
There can be no assurance that a when-issued security will be issued or that a security purchased or sold on a delayed delivery basis or through a forward commitment will be delivered. Also, the value of securities in these transactions on the delivery date may be more or less than the price paid by an Underlying Fund to purchase the securities. An Underlying Fund will lose money if the value of the when-issued security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price during the commitment period. If deemed advisable as a matter of investment strategy, an Underlying Fund may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Underlying Fund on the settlement date. Regulations of prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many agreements with respect to when issued, TBA and forward commitment transactions, terms that delay or restrict the rights of counterparties, such as an Underlying Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. These regulations and any potential future regulation by prudential regulators could adversely affect an Underlying Fund’s ability to terminate existing agreements with respect to these transactions or to realize amounts to be received under such agreements.
Investment Company Securities and Pooled Investment Vehicles. The Underlying Funds may invest in securities of other open-end or closed-end investment companies. If an Underlying Fund invests in other investment companies, shareholders will bear not only their proportionate share of the Underlying Fund’s expenses (including operating expenses and the advisory fee paid by the Underlying Fund to RIM), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the Underlying Funds but also to the portfolio investments of the underlying investment companies.
Some emerging market countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investments in the securities of companies listed and traded on the stock exchanges in these countries are permitted through pooled investment vehicles or investment funds that have been specifically authorized.
Exchange Traded Funds or “ETFs.” The Underlying Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500®, the NASDAQ 100, the ICE BofA 1-3 Year U.S. Treasury Index or the Bloomberg Capital 1-15 Year Municipal Bond Index, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an index-based ETF will give an Underlying Fund exposure to the securities comprising the index on which the ETF is based, and the Underlying Fund will gain or lose value depending on the performance of the index. An “actively-managed ETF” invests in securities based on an adviser’s investment strategy. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, if an Underlying Fund invests in an ETF, an investor in the Underlying Fund will indirectly bear the fees and expenses of the underlying ETF.
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Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. The Underlying Funds may invest in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. The Underlying Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs may not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by an Underlying Fund trades at a discount to net asset value, the Underlying Fund could lose money even if the securities in which the ETF invests go up in value.
Short Sales. The RIC Sustainable Aware Equity, RIF U.S. Strategic Equity and RIF U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. An Underlying Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund must return the borrowed security. An Underlying Fund will realize a gain if the security declines in price between those dates. Short sales expose an Underlying Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position. Short sales are generally subject to a number of risks such as leverage risk, liquidity risk, market risk, counterparty risk, operational risk and legal risk.
Although an Underlying Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When an Underlying Fund makes a short sale, the Underlying Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent an Underlying Fund uses the proceeds it receives from short sales to purchase other securities, the risks associated with the short sales, including leverage risks, may be heightened, because doing so increases the exposure of the Underlying Fund to the markets and therefore could magnify changes to the Underlying Fund’s NAV. Each of the RIC Sustainable Aware Equity Fund, RIF U.S. Strategic Equity Fund and RIF U.S. Small Cap Equity Fund currently engage in short sale transactions that are effected through State Street but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Underlying Funds typically expect to collateralize short sale transactions through the Underlying Funds' reciprocal lending activity with State Street. (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Underlying Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street's books but remain in an Underlying Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects the Underlying Funds to the risk that State Street could fail to return a security lent to it by an Underlying Fund, or fail to return the Underlying Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by an Underlying Fund or, failure to return an Underlying Fund’s cash collateral, would be mitigated by the Underlying Fund’s right under such circumstances to decline to return the securities the Underlying Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Underlying Funds are required to pledge assets in a segregated account maintained by the Underlying Funds' custodian for the benefit of the broker. The Underlying Funds may also use securities they own to meet any such collateral obligations. These requirements may result in the Underlying Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Underlying Funds needing to sell holdings at a disadvantageous time to satisfy their obligations.
If the Underlying Funds' prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Underlying Fund may lose money.
Short Sales “Against the Box.” The RIC Sustainable Aware Equity, RIF U.S. Strategic Equity and RIF U.S. Small Cap Equity Funds may utilize a short sale that is “against the box.” A short sale is “against the box” to the extent that an Underlying Fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. Not more than 10% of an Underlying Fund’s net assets (taken at current value) may be held as collateral for short sales
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against the box at any one time. The Underlying Funds do not intend to engage in short sales against the box for investment purposes. An Underlying Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Underlying Fund (or a security convertible or exchangeable for such security). In such case, any future losses in an Underlying Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount an Underlying Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Underlying Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. Short sales “against the box” are generally subject to a number of risks such as leverage risk, liquidity risk, market risk, counterparty risk, operational risk and legal risk.
Foreign Securities.
Investment in Foreign Securities. The Underlying Funds may invest in foreign (non-U.S.) securities traded on U.S. or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting, financial reporting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States. To the extent that an Underlying Fund’s principal investment strategies involve foreign (non-U.S.) securities, the Underlying Fund may tend to have a greater exposure to liquidity risk.
Investment in foreign countries may also be affected by a country’s political climate which could result in regulatory restrictions, including restrictions on transacting in certain foreign securities (“restricted securities”), being contemplated or imposed in the U.S. or in the foreign country that could have a material adverse effect on an Underlying Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. Geopolitical developments in certain countries in which an Underlying Fund may invest have caused, or may in the future cause, significant volatility in financial markets. For example, the United Kingdom’s exit from the European Union, or Brexit, resulted in market volatility and caused additional market disruption on a global basis. To the extent that an Underlying Fund is unable to transact in a restricted security on a U.S. exchange, the Underlying Fund will have to seek other markets in which to transact in such securities which could increase the Underlying Fund’s costs. In addition, to the extent that an Underlying Fund holds a restricted security, one or more Underlying Fund intermediaries may decline to process customer orders with respect to such Underlying Fund unless and until certain representations are made by RIC and/or RIM or the restricted holding(s) are divested. Certain restricted securities may have less liquidity as a result of such designation and the market price of such security may decline and an Underlying Fund may incur a loss as a result.
Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to market events, actions of governments or their central banks or political developments in the U.S. or abroad. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of an Underlying Fund. Securities held by an Underlying Fund which are denominated in U.S. dollars are still subject to currency risk.
Investment in Emerging Markets. Certain Underlying Equity Funds may invest in emerging markets stocks. The Underlying Fixed Income Funds may also invest in the following types of emerging market debt: bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which are believed to be suitable investments for the Underlying Funds. As a general rule, the
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Underlying Funds consider emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Foreign investment may include emerging market stock and emerging market debt.
Risks Associated with Emerging Markets. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. As a result, emerging market governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation or unfavorable diplomatic developments. In general, this can be expected to result in less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that an Underlying Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Underlying Funds will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. Emerging market countries typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. In addition, there is the risk that the Public Company Accounting Oversight Board (“PCAOB”) may not be able to inspect audit practices and work conducted by audit firms in emerging market countries – such as the People’s Republic of China – and, therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, along with other factors, could result in ownership registration being completely lost. The Underlying Funds would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Furthermore, U.S. regulatory authorities’ ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’ ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited. Because the Underlying Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Underlying Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Underlying Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced devaluations relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Investments in frontier markets are generally subject to all of the risks of investments in non-U.S. and emerging markets securities, but to a heightened degree. Because frontier markets are among the smallest, least developed, least liquid, and most volatile of the emerging markets, investments in frontier markets are generally subject to a greater risk of loss than investments in developed or traditional emerging markets. Many frontier market countries operate with relatively new and unsettled securities laws and are heavily dependent on commodities, foreign trade and/or foreign aid. Compared to developed and traditional emerging market countries, frontier market countries typically have less political and economic stability, face greater risk of a market shutdown, and impose greater governmental restrictions on foreign investments.
Investments in emerging market country government debt securities involve special risks. Certain emerging market countries have historically experienced high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result, a government obligor may default on its obligations. If such an event occurs, an Underlying Fund may have limited legal recourse against the issuer and/or guarantor.
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Investments in the People’s Republic of China. Certain Underlying Funds may invest in securities and instruments that are economically tied to the People’s Republic of China (“PRC”). In determining whether an instrument is economically tied to the PRC, RIM uses the criteria for determining whether an instrument is economically tied to an emerging market country as set forth in the Underlying Funds' Prospectus. Investing in securities and instruments economically tied to the PRC subjects an Underlying Fund to the risks listed under “Foreign Securities” in this section, including those associated with investment in emerging markets.
The PRC is dominated by the one-party rule of the Communist Party. Investments in the PRC involve risks of greater governmental control over the economy. Unlike in the U.S., the PRC’s currency is not determined by the market, but is instead managed at artificial levels relative to the U.S. dollar. This system could result in sudden, large adjustments in the currency, which could negatively impact foreign investors. The PRC could also restrict the free conversion of its currency into foreign currencies, including the U.S. dollar. Currency repatriation restrictions could cause securities and instruments tied to the PRC to become relatively illiquid, particularly in connection with redemption requests. The PRC government exercises significant control over economic growth through direct and heavy involvement in resource allocation and monetary policy, control over payment of foreign currency denominated obligations and provision of preferential treatment to particular industries and/or companies. Economic reform programs in the PRC have contributed to growth, but there is no guarantee that such reforms will continue.
The application of tax laws (e.g., the imposition of withholding taxes on dividend or interest payments) or confiscatory taxation may also affect an Underlying Fund’s investments in the PRC. Because the rules governing taxation of investments in securities and instruments economically tied to the PRC are unclear, RIM may provide for capital gains taxes on an Underlying Fund investing in such securities and instruments by reserving both realized and unrealized gains from disposing or holding securities and instruments economically tied to the PRC. This approach is based on current market practice and RIM’s understanding of the applicable tax rules. Changes in market practice or understanding of the applicable tax rules may result in the amounts reserved being too great or too small relative to actual tax burdens.
In addition, as much of China’s growth over recent decades has been a result of significant investment in substantial export trade, international trade tensions may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. These consequences may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Underlying Funds. In addition, it is possible that the continuation or worsening of the current political climate could result in regulatory restrictions being contemplated or imposed in the US or in China that could have a material adverse effect on an Underlying Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. In November 2020, the President of the United States issued an executive order (“CCMC Order”) prohibiting US persons, including the Underlying Funds, from transacting in securities of any Chinese company identified by the Secretary of Defense as a “Communist Chinese military company” (“CCMC”) or in instruments that are derivative of, or are designed to provide investment exposure to, prohibited CCMC securities. The CCMC order was amended in June 2021 when the President of the United States issued an executive order (“CMIC Order”) prohibiting US persons, including the fund, from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or are designed to provide exposure to, such securities) of any Chinese company identified as a Chinese Military Industrial Complex Company (“CMIC”). This prohibition expands on the CCMC order. To the extent that an Underlying Fund holds securities of a Chinese issuer and the issuer of an Underlying Fund portfolio holding is deemed to be a CMIC, it may have a material adverse effect on the Underlying Fund’s ability to pursue its investment objective and/or strategy. To the extent that an Underlying Fund currently transacts in securities of a foreign company on a U.S. exchange but is unable to do so in the future, the Underlying Fund will have to seek other markets in which to transact in such securities which could increase the Underlying Fund’s costs. In addition, to the extent that an Underlying Fund holds a security of a CMIC, one or more Underlying Fund intermediaries may decline to process customer orders with respect to such Underlying Fund unless and until certain representations are made by RIF and/or RIM or the CMIC holding(s) are divested. Certain CMIC securities may have less liquidity as a result of such designation and the market price of such CMIC may decline and an Underlying Fund may incur a loss as a result. In addition, the market for securities of other Chinese-based issuers may also be negatively impacted resulting in reduced liquidity and price declines.
Investing through Stock Connect. Certain Underlying Equity Funds may invest in certain eligible securities (“Stock Connect Securities”) that are listed and traded on the Shanghai Stock Exchange through the Hong Kong – Shanghai Stock Connect program or the Shenzhen Stock Exchange through the Hong Kong – Shenzhen Stock Connect program (“Stock Connect”). The Stock Exchange of Hong Kong Limited (“SEHK”), Shanghai Stock Exchange, Shenzhen Stock Exchange, Hong Kong Securities Clearing Company Limited and China Securities Depository and Clearing Corporation Limited developed Stock
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Connect as a securities trading and clearing program to establish mutual market access between SEHK and the Shanghai Stock Exchange and Shenzhen Stock Exchange. Unlike other means of foreign investment in Chinese securities, investors in Stock Connect Securities are not subject to individual investment quotas or licensing requirements. Additionally, no lock-up periods or restrictions apply to the repatriation of principal and profits.
However, a number of restrictions apply to Stock Connect trading that could affect an Underlying Equity Fund’s investments and returns. For example, the home market’s laws and rules apply to investors in the Stock Connect program. This means that investors in Stock Connect Securities are generally subject to PRC securities regulations and Shanghai Stock Exchange or Shenzhen Stock Exchange listing rules, among other restrictions. Further, an investor may not sell, purchase or transfer its Stock Connect Securities by any means other than through Stock Connect, in accordance with applicable rules. Although individual investment quotas do not apply, Stock Connect participants are subject to daily and aggregate investment quotas, which could restrict or preclude an Underlying Equity Fund’s ability to invest in Stock Connect Securities.
Investing through Bond Connect. Certain Underlying Fixed Income Funds may invest in certain eligible securities (“Bond Connect Securities”) that are listed and traded through China’s Bond Connect Program (“Bond Connect”) which allows non-Chinese investors (such as the Underlying Fixed Income Funds) to purchase certain fixed-income investments available from China’s interbank bond market. Bond Connect uses the trading infrastructure of both Hong Kong and China and is therefore not available on trading holidays in Hong Kong. As a result, prices of securities purchased through Bond Connect may fluctuate at times when an Underlying Fixed Income Fund is unable to add to or exit its position. Securities offered through Bond Connect may lose their eligibility for trading through the program at any time. If Bond Connect Securities lose their eligibility for trading through the program, they may be sold but can no longer be purchased through Bond Connect.
Bond Connect is subject to regulation by both Hong Kong and China and there can be no assurance that further regulations will not affect the availability of securities in the program, the frequency of redemptions or other limitations. In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect Securities on behalf of ultimate investors (such as the Underlying Fixed Income Funds) via accounts maintained with China’s two fixed-income securities clearinghouses. While the ultimate investor may hold beneficial interest in Bond Connect Securities, courts in China have limited experience in applying the concept of beneficial ownership. Additionally, an Underlying Fixed Income Fund may not be able to participate in corporate actions affecting Bond Connect Securities due to time constraints or for other operational reasons. As a result, payments of distributions could be delayed. Bond Connect trades are settled in Chinese currency, the renminbi (“RMB”). It cannot be guaranteed that investors will have timely access to a reliable supply of RMB in Hong Kong.
Investing through Variable Interest Entities. Certain Underlying Funds may obtain exposure to companies based or operated in the PRC by investing through legal structures known as variable interest entities (“VIEs”). Due to PRC governmental restrictions on non-PRC ownership of companies in certain industries in the PRC, certain PRC companies have used VIEs to facilitate foreign investment without distributing direct ownership of companies based or operated in the PRC. In such cases, the PRC operating company establishes an offshore company, and the offshore company enters into contractual arrangements (such as powers of attorney, equity pledge agreements and other services or business cooperation agreements) with the operating company. These contractual arrangements are intended to give the offshore company the ability to exercise power over and obtain economic rights from the operating company. Shares of the offshore company, in turn, are listed and traded on exchanges outside of the PRC and are available to non-PRC investors such as an Underlying Fund. This arrangement allows non-PRC investors in the offshore company to obtain economic exposure without direct equity ownership in the PRC company.
Although VIEs are a longstanding industry practice and well known to officials and regulators in the PRC, VIEs are not formally recognized under PRC law. On February 17, 2023, the China Securities Regulatory Commission (“CRSC”) released the “Trial Administrative Measures of Overseas Securities Offering and Listing by Domestic Companies” (the “Trial Measures”) which came into effect on March 31, 2023. The Trial Measures require Chinese companies that pursue listings outside of mainland China, including those that do so using the VIE structure, to make a filing with the CSRC. While the Trial Measures do not prohibit the use of VIE structures, the Trial Measures are not an endorsement of VIE structures by the PRC. There is a risk that the PRC may cease to tolerate VIEs at any time or impose new restrictions on the structure, in each case either generally or with respect to specific industries, sectors or companies. Investments involving a VIE may also pose additional risks because such investments are made through a company whose interests in the underlying operating company are established through contract rather than through equity ownership. For example, in the event of a dispute, the offshore company’s contractual claims with respect to the operating company may be deemed unenforceable in the PRC, thus limiting (or eliminating) the remedies and rights available to the offshore company and its investors. Such legal uncertainty may also be exploited against the interests of the offshore company and its investors. Further, the interests of the equity owners of the operating company may conflict with the interests of the investors of the offshore company, and the fiduciary duties of the officers and directors of the operating company may differ from, or conflict with, the fiduciary duties of the officers and
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directors of the offshore company. Foreign companies listed on U.S. exchanges, including offshore companies that utilize a VIE structure, also could face delisting or other ramifications for failure to meet the requirements of the SEC, the PCAOB or other United States regulators. Any of the foregoing risks and events could negatively impact an Underlying Fund’s performance. There is also uncertainty related to the PRC’s taxation of VIEs and the PRC tax authorities may take positions which may result in increased tax liabilities for VIEs.
Investments in Saudi Arabia. Certain Underlying Funds may invest in securities and instruments of Saudi Arabian issuers. These issuers may be impacted by the significant ties in the Saudi Arabian economy to petroleum exports. As a result, changes within the petroleum industry could have a significant impact on the overall health of the Saudi Arabian economy. Additionally, the Saudi Arabian economy relies heavily on foreign labor and changes in the availability of this labor supply could have an adverse effect on the economy.
The Saudi Arabian government exerts substantial influence over many aspects of the private sector. While the political situation in Saudi Arabia is generally stable, future political instability or instability in the larger Middle East region could adversely impact the economy of Saudi Arabia, particularly with respect to foreign investments. Certain issuers located in Saudi Arabia may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and/or the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. The Underlying Funds are also subject to the risk of expropriation or nationalization of assets or the risk of restrictions on foreign investments and repatriation of capital.
The ability of foreign investors to invest in Saudi Arabian issuers is relatively new and untested, and such ability may be revoked or restricted by the government of Saudi Arabia in the future, which may materially affect an Underlying Fund. An Underlying Fund may be unable to obtain or maintain the required licenses, which would affect the Underlying Fund’s ability to buy and sell securities at full value. Additionally, an Underlying Fund’s ownership of any single issuer listed on the Saudi Arabian Stock Exchange may be limited by the Saudi Arabia Capital Market Authority (“CMA”). The securities markets in Saudi Arabia may not be as developed as those in other countries. As a result, securities markets in Saudi Arabia are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. Major disruptions or regulatory changes may occur in the Saudi Arabian market, which could negatively impact an Underlying Fund.
An Underlying Fund's ability to invest in Saudi Arabian securities depends on the ability of RIM, a money manager and/or the Underlying Fund to maintain its respective status as a Foreign Portfolio Manager and/or a Qualified Foreign Investor (“QFI”), as applicable, with the CMA and, if applicable, an Underlying Fund as a client of a QFI who has been approved by the CMA (“QFI Client”). QFI regulations and local market infrastructure are relatively new and have not been tested and the CMA may discontinue the QFI regime at any time. Any change in the QFI system generally, including the possibility of RIM, a money manager or an Underlying Fund losing its Foreign Portfolio Manager, QFI and/or QFI Client status, as applicable, may adversely affect the Underlying Fund.
An Underlying Fund is required to use a trading account to buy and sell securities in Saudi Arabia. Under the Independent Custody Model (“ICM”), securities are under the control of the local custodian, while assets are held within a trading account at the Saudi Arabian depository and would be recoverable in the event of the bankruptcy of the local custodian. When an Underlying Fund utilizes the ICM approach, the Underlying Fund relies on a local broker’s instruction to authorize transactions in Saudi Arabian securities. The risk of a fraudulent or erroneous transaction through the ICM approach is mitigated by a manual affirmation process conducted by the local custodian, which validates an Underlying Fund’s settlement instructions with the local broker’s instructions and the transaction report from the depository. Additionally, instructions may only be given by an Underlying Fund’s authorized brokers and these brokers are unable to view the holdings within an Underlying Fund’s trading account.
Foreign Government Securities. Foreign government securities which the Underlying Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of “quasi-government agencies” and debt securities denominated in multinational currency units of an issuer.
The global economic crisis brought several governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. For example, the governments of Greece, Spain, Portugal, and the Republic of Ireland have all recently experienced large public budget deficits, the effects of which remain unknown and may slow the overall recovery of economies from the recent global economic crisis. In addition, due to large public deficits,
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some countries may be dependent on assistance from other governments and institutions or multilateral agencies and offices. Such assistance may require a country to implement reforms or reach a certain level of performance. If a country receiving assistance fails to reach certain objectives or receives an insufficient level of assistance it could cause a deep economic downturn which could significantly affect the value of an Underlying Fund’s investments.
Privatizations. The RIC Multi-Strategy Income and RIC Multi-Asset Strategy Funds may invest in privatizations (i.e., foreign government programs of selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as the Underlying Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.
Synthetic Foreign Equity/Fixed Income Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants). Certain Underlying Funds may invest in local access products. Local access products, also called participation notes, are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. The instruments may or may not be traded on a foreign exchange. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be exercisable in the American style, which means that they can be exercised at any time on or before the expiration date of the instrument, or exercisable in the European style, which means that they may be exercised only on the expiration date. Local access products have an exercise price, which is fixed when they are issued.
Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to counterparty risk, liquidity risk, currency risk and the risks associated with investment in foreign securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the local access products may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the local access products may become worthless resulting in a total loss of the purchase price.
Equity Linked Notes. Certain Underlying Funds may invest in equity linked notes, which are instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index. The principal payable at maturity is based on the current price of the linked security, basket or index. Equity linked notes are generally subject to the risks associated with the securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.
Foreign Currency Exchange. Since the Underlying Funds may invest in securities denominated in currencies other than the U.S. dollar, and since the Underlying Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Underlying Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Underlying Fund assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Underlying Funds. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Underlying Funds may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.
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Equity Securities.
Common Stocks. The Underlying Funds may invest in common stocks, which are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the entity, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. The Underlying Funds may invest in common stocks and other securities issued by medium capitalization, small capitalization and micro capitalization companies and companies with capitalization smaller than the Russell 2000® Index.
Investments in securities of medium capitalization companies are subject to the risks of common stocks. However, investments in medium capitalization companies may involve greater risks than those associated with larger, more established companies. Securities of such issuers may be thinly traded, and thus, difficult to buy and sell in the market. These companies often have narrower markets, more limited operating or business history, more limited product lines, and more limited managerial or financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure and bankruptcy, which could increase the volatility of an Underlying Fund's portfolio.
Investments in securities of small capitalization companies are subject to the risks of common stocks, including the risks of investing in securities of medium capitalization companies. However, investments in small capitalization companies may involve greater risks, as, generally, the smaller the company size, the greater these risks.
Investments in securities of micro capitalization companies and companies with capitalizations smaller than the Russell 2000® Index are subject to the risks of common stocks, including the risks of investing in securities of medium and small capitalization companies. However, investments in such companies may involve greater risks, as, generally, the smaller the company size, the greater these risks. In addition, micro capitalization companies and companies with capitalization smaller than the Russell 2000® Index may be newly formed with more limited track records and less publicly available information.
Preferred Stocks. The Underlying Funds may invest in preferred stocks, which are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are “cumulative,” meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are “participating” and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.
Initial Public Offering Stocks. The  RIC Multi-Strategy Income and  RIC Multi-Asset Strategy Funds may invest in initial public offering (“IPO”) stocks. Investments in IPO stocks expose an Underlying Fund to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. Although investments in IPO stocks may have had a positive impact on an Underlying Fund’s performance in the past, there can be no assurance that an Underlying Fund will identify favorable IPO investment opportunities in the future. The purchase of IPO stock may involve high transaction costs. IPO stocks are also subject to liquidity risk.
Convertible Securities. The Underlying Funds may invest in convertible securities, which entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Underlying Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. (“Moody's”), BB or lower by Standard & Poor's Ratings Group (“S&P”) or BB+ or lower by Fitch Investors Services, Inc. (“Fitch”) and may also purchase non-rated securities considered to be of comparable quality. Although these securities are selected primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and
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principal is not considered well assured. To the extent that such convertible securities are acquired by the Underlying Funds, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities. In connection with their investments in convertible securities, the Underlying Fixed Income Funds may invest in equity-related derivatives for hedging purposes.
The Underlying Funds may invest in contingent convertible securities. Unlike traditional convertible securities, contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances. The mandatory conversion might be automatically triggered, for instance, if a company fails to meet the minimum amount of capital described in the security, the company's regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, an Underlying Fund could experience a reduced income rate, potentially to zero. Conversion would deepen the subordination of an Underlying Fund, hence worsening the Underlying Fund’s standing in the case of an issuer’s insolvency. In addition, some contingent convertible securities have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date. Under certain circumstances, contingent convertible securities may be subject to an automatic write-down of the principal amount or value of the securities, sometimes to zero and thereby cancelling the securities. If such an event occurs, an Underlying Fund could lose the entire value of its investment in the securities even if the issuer remains in business and may not have any rights to repayment of the principal amount of the securities that has not become due.
Rights and Warrants. The Underlying Funds may invest in rights and warrants. Rights and warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Rights are similar to warrants but typically have shorter durations and are offered to current stockholders of the issuer. Changes in the value of a right or a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a right or a warrant may be more volatile than the price of its underlying security, and a right or a warrant may offer greater potential for capital loss.
Real Estate Investment Trusts or “REITs.” The Underlying Equity Funds may invest in REITs. REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. For the RIF Global Real Estate Securities Fund, it is anticipated, although not required, that under normal circumstances a majority of the Underlying Fund’s investments in REITs will consist of securities issued by equity REITs.
An Underlying Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. Mortgage REITs may be affected by the creditworthiness of the borrower. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. An Underlying Fund's investments in REITs is also subject to changes in availability of debt financing, heavy cash flow dependency, tenant defaults, self-liquidation, and, for U.S. REITs, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the “Code”) or failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through an Underlying Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Underlying Fund.
Depositary Receipts. The Underlying Equity Funds may hold securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of an Underlying Fund’s investment policies, the Underlying Fund’s investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.
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ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-U.S. company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. The Underlying Funds may invest in sponsored and unsponsored ADRs.
Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing an Underlying Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.
“Special Situation” Companies. The Underlying Equity Funds may invest in “special situation companies.” “Special situation companies” are companies involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. The Underlying Funds believe, however, that if RIM or a money manager analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, it may assist the Underlying Funds in achieving their investment objectives. There can be no assurance, however, that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated.
Master Limited Partnerships (“MLPs”). The Underlying Equity Funds may invest in MLPs. An MLP is a publicly traded limited partnership. Holders of MLP units have limited control on matters affecting the partnership. An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from an Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes. Any return of capital distributions received from an MLP equity security may require an Underlying Fund to restate the character of distributions made by the Underlying Fund as well as amend any previously issued shareholder tax reporting information.
Debt Instruments and Money Market Instruments.
To the extent an Underlying Fund invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. Fluctuations in interest rates may have unpredictable effects on markets, may result in heightened market volatility and may increase an Underlying Fund’s
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exposure to risks associated with such interest rates. An Underlying Fund's investments in debt securities with longer terms to maturity are subject to greater volatility than an Underlying Fund’s shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.
U.S. Government Obligations. The types of U.S. government obligations the Underlying Funds may purchase include: (1) a variety of U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills that at time of issuance have maturities of one year or less, (b) U.S. Treasury notes that at time of issuance have maturities of one to ten years and (c) U.S. Treasury bonds that at time of issuance generally have maturities of greater than ten years; and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association (“GNMA”) participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality or (d) the credit of the agency or instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association (“FNMA”)). No assurance can be given that the U.S. government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future since it is not obligated to do so by law. Accordingly, such U.S. government obligations may involve risk of loss of principal and interest. The Underlying Funds may invest in fixed-rate and floating or variable rate U.S. government obligations. The Underlying Funds may purchase U.S. government obligations on a forward commitment basis.
The Underlying Fixed Income Funds may also purchase Treasury Inflation Protected Securities (“TIPS”). TIPS are U.S. Treasury securities issued at a fixed rate of interest but with principal adjusted every six months based on changes in the Consumer Price Index. As changes occur in the inflation rate, as represented by the Consumer Price Index, the value of the security’s principal is adjusted by the same proportion. If the inflation rate falls, the principal value of the security will be adjusted downward, and consequently, the interest payable on the securities will be reduced.
STRIPS. The Underlying Fixed Income Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. See “Zero Coupon Securities” below for a fuller discussion of such securities. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.
Repurchase Agreements. The Underlying Fixed Income Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which an Underlying Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by an Underlying Fund and is unrelated to the interest rate on the security. The securities acquired by an Underlying Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Underlying Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. Subject to the overall limitations described in “Illiquid Securities,” an Underlying Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.
Risk Factors. The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, an Underlying Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by an Underlying Fund and not within its control and therefore the realization by the Underlying Fund on such collateral may be automatically stayed. It is possible that an Underlying Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.
In December 2023, the SEC adopted rule amendments providing that any covered clearing agency (“CCA”) for U.S. Treasury securities require that every direct participant of the CCA (which generally would be a bank or broker-dealer) submit for clearance and settlement all eligible secondary market transactions in U.S. Treasury securities to which it is a counterparty.
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The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by U.S. Treasury securities (collectively, “Treasury repo transactions”) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services.
The Treasury repo transactions of registered funds with any direct participants of a CCA will be subject to the mandatory clearing requirement. Currently, the Fixed Income Clearing Corporation (“FICC”) is the only CCA for U.S. Treasury securities. FICC currently operates a “Sponsored Program” for clearing of Treasury repo transactions pursuant to which a registered fund may enter into a clearing arrangement with a “sponsoring member” bank or broker-dealer that is a direct participant of FICC as a “sponsored member” of FICC.
Compliance with the clearing mandate for Treasury repo transactions is scheduled to be required by June 30, 2026. The clearing mandate is expected to result in each Underlying Fund being required to clear all or substantially all of its Treasury repo transactions as of the compliance date, and may necessitate expenditures by each Underlying Fund that trades in Treasury repo transactions in connection with entering into new agreements with sponsoring members and taking other actions to comply with the new requirements.
Reverse Repurchase Agreements and Dollar Rolls. The Underlying Fixed Income Funds may enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction whereby an Underlying Fund transfers possession of a portfolio security to a bank or broker–dealer in return for a percentage of the portfolio security’s market value. The Underlying Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. Reverse repurchase agreements are generally subject to a number of risks such as leverage risk, liquidity risk, operational risk and legal risk (i.e., the risk of insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a contract). Reverse repurchase agreements are also subject to the risk that the other party may fail to return the security in a timely manner or at all. An Underlying Fund may lose money if the market value of the security transferred by the Underlying Fund declines below the repurchase price.
The Underlying Fixed Income Funds may purchase dollar rolls. A “dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, an Underlying Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which an Underlying Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which an Underlying Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Underlying Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to an Underlying Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered. Dollar rolls are generally subject to a number of risks such as leverage risk, liquidity risk, market risk, credit risk, default risk, counterparty risk, management risk, operational risk and legal risk. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to an Underlying Fund’s overall limitations on investments in illiquid securities.
Successful use of mortgage dollar rolls depends on an Underlying Fund’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities an Underlying Fund is required to purchase may decline below the agreed upon repurchase price.
Corporate Debt Securities. The Underlying Funds may invest in debt securities, such as convertible and non-convertible bonds, preferred stock, notes and debentures, issued by corporations, limited partnerships and other similar entities. Investments in securities that are convertible into equity securities and preferred stock have characteristics of equity as well as debt securities, and their value may be dependent in part on the value of the issuer’s equity securities. The Underlying Funds may also invest in debt securities that are accompanied by warrants which are convertible into the issuer’s equity securities, which have similar characteristics. See “Equity Securities” above for a fuller description of convertible securities.
The Underlying Fixed Income Funds and the RIC Global Infrastructure Fund may invest in corporate debt securities issued by infrastructure companies.
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Securities Issued in Connection with Reorganizations and Corporate Restructuring. In connection with reorganizing or restructuring of an issuer or its capital structure, an issuer may issue common stock or other securities to holders of debt instruments. An Underlying Fixed Income Fund may hold such common stock and other securities even though it does not ordinarily purchase or may not be permitted to purchase such securities.
Zero Coupon Securities. The Underlying Fixed Income Funds may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.
Government Zero Coupon Securities. The Underlying Fixed Income Funds may invest in (i) government securities that have been stripped of their unmatured interest coupons, (ii) the coupons themselves and (iii) receipts or certificates representing interests in stripped government securities and coupons (collectively referred to as “Government zero coupon securities”).
Mortgage-Related And Other Asset-Backed Securities.
The forms of mortgage-related and other asset-backed securities the Underlying Fixed Income Funds may invest in include the securities described below.
Agency Mortgage-Backed Securities. Certain MBS may be issued or guaranteed by the U.S. government or a government-sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government-sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment. Since 2008, Fannie Mae and Freddie Mac have been operating under Federal Housing Finance Administration (“FHFA”) conservatorship and are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. The FHFA has made public statements regarding plans to consider ending the conservatorships. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is unclear how their respective capital structures would be constructed and what impact, if any, there would be on Fannie Mae’s or Freddie Mac’s creditworthiness and guarantees of certain mortgage-backed securities. Should the conservatorships end, there could be an adverse impact on the value of Fannie Mae or Freddie Mac securities, which could cause losses to an Underlying Fund.
Privately-Issued Mortgage-Backed Securities. MBS held by an Underlying Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes and other risks than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Reverse Mortgages. Certain Underlying Funds may invest in mortgage-related securities that reflect an interest in reverse mortgages. Due to the unique nature of the underlying loans, reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities. The date of repayment for such loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain.
Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are “pass-through” securities because they provide investors with monthly payments of principal and interest which in effect are a “pass-through” of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the GNMA, which is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the FNMA, a government sponsored
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corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.
Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of property owners to make loan payments, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. Investments in CMBS are also subject to the risks of asset-backed securities generally and may be particularly sensitive to prepayment and extension risks. CMBS securities may be less liquid and exhibit greater price volatility than other types of asset-backed securities. In addition, certain of the mortgaged properties securing the pools of commercial mortgage loans underlying CMBS may have a higher degree of geographic concentration in a few states or regions. The values of, and income generated by, CMBS may be adversely affected by changing interest rates and other developments impacting the commercial real estate market, such as population shifts and other demographic changes, increasing vacancies (potentially for extended periods) and reduced demand for commercial and office space as well as maintenance or tenant improvement costs and costs to convert properties for other uses. These developments could result from, among other things, changing tastes and preferences (such as for remote work arrangements) as well as cultural, technological, global or local economic and market developments. In addition, changing interest rate environments and associated changes in lending standards and higher refinancing rates may adversely affect the commercial real estate and CMBS markets. The occurrence of any of the foregoing developments would likely increase default risk for the properties and loans underlying these investments as well as impact the value of, and income generated by, these investments.
Collateralized Mortgage Obligations. Certain Underlying Funds may invest in collateralized mortgage obligations (“CMOs”), which are mortgage-backed securities (“MBS”) that are collateralized by mortgage loans or mortgage pass-through securities, and multi-class pass-through securities, which are equity interests in a trust composed of mortgage loans or other MBS. Unless the context indicates otherwise, the discussion of CMOs below also applies to multi-class pass through securities.
CMOs may be issued by governmental or government-related entities or by private entities, such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market traders. CMOs are issued in multiple classes, often referred to as “tranches,” with each tranche having a specific fixed or floating coupon rate and stated maturity or final distribution date. Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the holders of the CMOs. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds.
The principal and interest on the underlying collateral may be allocated among the several tranches of a CMO in innumerable ways including “interest only” and “inverse interest only” tranches. In a common CMO structure, the tranches are retired sequentially in the order of their respective stated maturities or final distribution dates (as opposed to the pro-rata return of principal found in traditional pass-through obligations). The fastest-pay tranches would initially receive all principal payments. When those tranches are retired, the next tranches in the sequence receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives and risk characteristics.
The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates and will affect the yield and price of CMOs. In addition, if the collateral securing CMOs or any third-party guarantees are insufficient to make payments, an Underlying Fund could sustain a loss. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other types of mortgage securities. As a result, it may be difficult or impossible to sell the securities at an advantageous time or price.
Privately issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit, or other credit enhancing features. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies and instrumentalities, these CMOs
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represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies and instrumentalities or any other person or entity. Privately issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow. Yields on privately issued CMOs have been historically higher than the yields on CMOs backed by mortgages guaranteed by U.S. government agencies and instrumentalities. The risk of loss due to default on privately issued CMOs, however, is historically higher since the U.S. Government has not guaranteed them.
New types of CMO tranches have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. For example, an inverse interest-only class CMO entitles holders to receive no payments of principal and to receive interest at a rate that will vary inversely with a specified index or a multiple thereof. Under certain of these newer structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which an Underlying Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of MBS.
Stripped Mortgage-Backed Securities. Certain Underlying Funds may invest in stripped mortgage-backed securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre- payments of principal, an Underlying Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. Conversely, PO classes tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for SMBS may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Underlying Fund's ability to buy or sell those securities at any particular time.
Covered Bonds. Certain Underlying Funds may invest in covered bonds, which are debt instruments issued by banks or other financial institutions that are backed by both the issuing financial institution and a segregated pool of financial assets (a “cover pool”), typically comprised of residential or commercial mortgage loans or loans to public sector institutions. The cover pool, typically maintained by the issuing financial institution, is designed to pay covered bond holders in the event that there is a default on the payment obligations of a covered bond. To the extent the cover pool assets are insufficient to repay amounts owing in respect of the bonds, bondholders also have a senior, unsecured claim against the issuing financial institution. Covered bonds differ from other debt instruments, including asset-backed securities, in that covered bondholders have claims against both the cover pool and the issuing financial institution. Market practice surrounding the maintenance of a cover pool, including custody arrangements, varies based on the jurisdiction in which the covered bonds are issued. Certain jurisdictions may afford lesser protections regarding the amount cover pools are required to maintain or the manner in which such assets are held. The value of a covered bond is affected by factors similar to other types of mortgage-backed securities, and a covered bond may lose value if the credit rating of the issuing financial institution is downgraded or the quality of the assets in the cover pool deteriorates.
Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement held by an Underlying Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience loss or delay in receiving payment and a decrease in the value of the security.
To-Be-Announced Mortgage-Backed Securities. As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced mortgage-backed security (a “TBA”) at a future date. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. However, at the time of purchase, the seller does not
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specify the particular mortgage-backed securities to be delivered. Instead, the buyer agrees to accept any mortgage-backed security that meets specified terms. Thus, the buyer and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. An Underlying Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or to take a short position in mortgage-backed securities. An Underlying Fund may also purchase or sell an option to buy or sell a TBA sale commitment. When an Underlying Fund enters into a TBA commitment for the sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date (which may be referred to as having a short position in such TBA securities), the Underlying Fund may or may not hold the types of mortgage-backed securities required to be delivered. TBA commitments involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. In addition, TBA purchase commitments are subject to the risk that the underlying mortgages may be less favorable than anticipated by an Underlying Fund.
Risk Factors. The value of an Underlying Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying instruments. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, an Underlying Fund has exposure to prime loans, subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to prime, subprime, Alt-A and non-conforming mortgage loans may be susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of an Underlying Fund’s portfolio at the time the Underlying Fund receives the payments for reinvestment.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the FNMA) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, greater credit risk or different underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Delinquencies, defaults and losses on residential mortgage loans may increase substantially over certain periods, which may affect the performance of the MBS in which certain Underlying Funds may invest. Mortgage
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loans backing non-agency MBS are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities. In addition, housing prices and appraisal values in many states and localities over certain periods have declined or stopped appreciating. A sustained decline or an extended flattening of those values may result in additional increases in delinquencies and losses on MBS generally.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in an Underlying Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Adverse changes in market conditions and the regulatory climate may reduce the cash flow which an Underlying Fund, to the extent it invests in MBS or other asset-backed securities, receives from such securities and increase the incidence and severity of credit events and losses in respect of such securities. In the event that interest rate spreads for MBS and other asset-backed securities widen following the purchase of such assets by an Underlying Fund, the market value of such securities is likely to decline and, in the case of a substantial spread widening, could decline by a substantial amount. Furthermore, adverse changes in market conditions may result in reduced liquidity in the market for MBS and other asset-backed securities and an unwillingness by banks, financial institutions and investors to extend credit to servicers, originators and other participants in the market for MBS and other asset-backed securities. As a result, the liquidity and/or the market value of any MBS or asset-backed securities that are owned by an Underlying Fund may experience declines after they are purchased by an Underlying Fund.
Asset-backed securities may include MBS, loans, receivables or other assets. The value of an Underlying Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments, which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Underlying Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Underlying Funds to dispose of any then existing holdings of such securities.
Structured Investment Vehicles. Certain investments in derivatives, including structured instruments as well as investments in mortgage-backed securities and asset-backed securities, involve the purchase of securities from structured investment vehicles (“SIVs”). SIVs are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. SIVs are often leveraged and securities issued by SIVs may have differing credit ratings. Investments in SIVs present counterparty risks, although they may be subject to a guarantee or other financial support by the sponsoring entity. Investments in SIVs may be more volatile, relatively less liquid than other investments and more difficult to price accurately than other types of investments.
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Because SIVs depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the SIVs may have to liquidate assets at a loss. Also, with respect to SIVs’ assets in finance companies, an Underlying Fund may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Underlying Fund.
Collateralized Loan Obligations. The Underlying Fixed Income Funds may invest in collateralized loan obligations (“CLOs”). CLOs are special purpose entities which are collateralized mainly by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees. Payments of principal and interest are passed through to investors in a CLO and divided into several tranches of rated debt securities and typically at least one tranche of unrated subordinated securities, which may be debt or equity (“CLO Securities”). CLO Securities generally receive some variation of principal and/or interest installments and, with the exception of certain subordinated securities, bear different interest rates. If there are defaults or a CLO’s collateral otherwise underperforms, scheduled payments to senior tranches typically take priority over less senior tranches.
Risk Factors. In addition to normal risks associated with debt obligations and fixed income and/or asset-backed securities as discussed elsewhere in this SAI and the Prospectus (e.g., credit risk, interest rate risk, market risk, default risk and prepayment risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fixed Income Funds may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
A CLO’s investments in its underlying assets may be CLO Securities that are privately placed and thus are subject to restrictions on transfer to meet securities law and other legal requirements. In the event that any Underlying Fixed Income Fund does not satisfy certain of the applicable transfer restrictions at any time that it holds CLO Securities, it may be forced to sell the related CLO Securities and may suffer a loss on sale. CLO Securities may be considered illiquid investments in the event there is no secondary market for the CLO Securities.
Loans and Other Direct Indebtedness. The Underlying Fixed Income Funds may purchase loans or other direct indebtedness, or participations in loans or other direct indebtedness, that entitle the acquiror of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. This may include investments in floating rate “bank loans” or “leveraged loans,” which are generally loans issued to below investment grade companies that carry floating coupon payments. This may also include debtor-in-possession financing for companies currently going through the bankruptcy process. In addition to being structured as secured or unsecured, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by banks or other financial institutions or lending syndicates.
Risk Factors. Loans and other direct indebtedness involve the risk that an Underlying Fund will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower. Loans that are fully secured offer an Underlying Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by an Underlying Fund may involve revolving credit facilities or other standby financing commitments which obligate an Underlying Fund to pay additional cash on a certain date or on demand. These commitments may require an Underlying Fund to increase its investment in a company at a time when that Underlying Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Default or an increased risk of default in the payment of interest or principal on a loan results in a reduction in income to an Underlying Fund, a reduction in the value of the loan and a potential decrease in an Underlying Fund’s net asset value. The risk of default increases in the event of an economic downturn or a substantial increase in interest rates. If a borrower defaults on its obligations, an Underlying Fund may end up owning any underlying collateral securing the loan and there is no assurance that sale of the collateral would raise enough cash to satisfy the borrower’s payment obligation or that the collateral can be liquidated. If the terms of a loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the original collateral, an Underlying Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loan. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of bankruptcy of the borrower. Senior loans are subject to the risk that a court may not give lenders the full benefit of their senior positions. In addition, there is less readily available,
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reliable information about most senior loans than is the case for many other types of securities. With limited exceptions, an Underlying Fund will generally take steps intended to ensure that it does not receive material non-public information about the issuers of senior or floating rate loans who also issue publicly-traded securities and, therefore, an Underlying Fund may have less information than other investors about certain of the senior or floating rate loans in which the Fund seeks to invest. An Underlying Fund's intentional or unintentional receipt of material non-public information about such issuers could limit the Underlying Fund’s ability to sell certain investments held by the Fund or pursue certain investment opportunities, potentially for a substantial period of time. Loans and other forms of direct indebtedness are not registered under the federal securities laws and, therefore, do not offer securities law protections against fraud and misrepresentation. Each Underlying Fund relies on RIM's and/or the money manager(s)' research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Underlying Fund. The market for loan obligations may be subject to extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, an Underlying Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet an Underlying Fund’s redemption obligations for a period after the sale of the loans, and, as a result, an Underlying Fund may have to sell other investments or take other actions if necessary to raise cash to meet its obligations.
Investments in floating rate “bank loans” or “leveraged loans” are generally rated below investment grade and are expected to exhibit credit risks similar to “high yield” or “junk” bonds. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Bank loans have recently experienced significant investment inflows and if inflows reverse, bank loans could be subject to liquidity risk and lose value. Bank loans generally are subject to legal or contractual restrictions on resale and to illiquidity risk, including potential illiquidity resulting from extended trade settlement periods. In addition, investments in bank loans are typically subject to the risks of floating rate securities and “high yield” or “junk bonds.” Investments in such loans and other direct indebtedness may involve additional risk to an Underlying Fund. Senior loans made in connection with highly leveraged transactions are subject to greater risks than other senior loans. For example, the risks of default or bankruptcy of the borrower or the risks that other creditors of the borrower may seek to nullify or subordinate an Underlying Fund’s claims on any collateral securing the loan are greater in highly leveraged transactions.
As an Underlying Fund may be required to rely on an interposed bank or other financial intermediary to collect and pass on to the Underlying Fund amounts payable with respect to the loan and to enforce the Underlying Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Underlying Fund from receiving such amounts.
An Underlying Fund's investment in “leveraged loans” may include an investment in “covenant lite” loans. Covenant lite loans, the terms and conditions of which may vary by instrument, may contain fewer or less restrictive financial maintenance covenants or restrictions compared to other loans that might otherwise enable an investor to proactively enforce financial covenants or prevent undesired actions by the borrower. As a result, an Underlying Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans or debt securities with more restrictive covenants, which may result in losses to the Underlying Fund. In addition, covenants contained in loan documentation are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s operations or assets and by providing certain information and consent rights to lenders. In addition to operational covenants, loans and other debt obligations often contain financial covenants which require a borrower to satisfy certain financial tests at periodic intervals or to maintain compliance with certain financial metrics. The Underlying Funds are exposed to loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations, which are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.
In purchasing loans or loan participations, an Underlying Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations may be illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations.
Credit Linked Notes, Credit Options and Similar Instruments. The Underlying Fixed Income Funds may invest in credit linked notes, credit options and similar instruments. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate
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risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve counterparty risk.
Brady Bonds. The Underlying Fixed Income Funds may invest in Brady Bonds, the products of the “Brady Plan,” under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily U.S.-dollar) and are actively traded on the over-the-counter market.
Yankee Bonds. The Underlying Fixed Income Funds may invest in Yankee Bonds. Non-U.S. corporations and banks issuing dollar denominated instruments in the U.S. are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks, reserve requirements, loan limitations and examinations. This complicates efforts to analyze these securities and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.
Bank Obligations. The Underlying Fixed Income Funds may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. In addition, the Underlying Fixed Income Funds may invest in bank instruments, which include Eurodollar certificates of deposit (“ECDs”), Eurodollar time deposits (“ETDs”) and Yankee Certificates of Deposit (“Yankee CDs”).
Risk Factors. An adverse development in the banking industry may affect the value of an Underlying Fund’s investments. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Banks are subject to extensive but different government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry. The banking industry may also be impacted by legal and regulatory developments. The specific effects of such developments are not yet fully known.
ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are U.S. dollar denominated certificates of deposit issued by foreign branches of U.S. and foreign banks; ETDs are U.S. dollar denominated time deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.
Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. This complicates efforts to analyze these securities and may increase the possibility that a non-U.S. bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.
High Yield Bonds. The Underlying Funds, except the RIC Investment Grade Bond Fund, may invest in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”), which include securities rated below BBB- by S&P, below Baa3 by Moody’s or below BBB- by Fitch (using highest of split ratings), or in unrated securities judged to be of similar credit quality to those designations.
Risks Associated with High Yield Bonds. Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates, and because they are relatively less liquid than higher rated securities. As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default, which could result in a loss to an Underlying Fund.
Lower rated or unrated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower rated debt securities are often less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate
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developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn, for example, could cause a sharper decline in the prices of lower rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of lower rated debt securities defaults, an Underlying Fund may incur additional expenses to seek financial recovery and may not recover the full amount or any of its investment. In the event of an issuer’s bankruptcy, the claims of other creditors may have priority over the claims of lower rated debt holders, leaving insufficient assets to repay the holders of lower rated debt securities.
In addition, the markets in which lower rated or unrated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish an Underlying Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Underlying Fund’s shares. While such debt may have some quality and protective characteristics, these are generally outweighed by large uncertainties or major risk exposure to adverse conditions.
Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of investment grade securities, and the ability of an Underlying Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Underlying Fund was investing only in investment grade securities.
Distressed Securities. The Underlying Funds, except the RIC Investment Grade Bond Fund,  may invest in debt securities that are the subject of bankruptcy proceedings, in default as to the payment of principal or interest, or rated in the lowest rating category by an NRSRO (“distressed securities”). Investments in distressed securities may be considered speculative and may involve substantial risks not normally associated with investments in healthier companies, including the increased possibility that adverse business, financial or economic conditions will cause the issuer to default or initiate insolvency proceedings. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers, and the degree of risk associated with particular distressed securities may be difficult or impossible to determine. Distressed securities may also be illiquid, difficult to value and experience extreme price volatility. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, an Underlying Fund may lose all of its investment in the distressed security, or it may be required to accept cash or securities with a value less than an Underlying Fund's original investment.
Lowest Rated Investment Grade Securities. The Underlying Funds may invest in debt securities that have the lowest investment grade rating provided by a rating agency. Securities rated BBB- by S&P, Baa3 by Moody’s or BBB- by Fitch are the lowest ratings which are considered “investment grade,” although Moody’s considers securities rated Baa3, S&P considers bonds rated BBB- and Fitch considers bonds rated BBB-, to have some speculative characteristics.
Securities rated BBB- by S&P, Baa3 by Moody’s or BBB by Fitch may involve greater risks than securities in higher rating categories. Securities receiving S&P’s BBB- rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see “Credit Rating Definitions.”
Securities possessing Moody’s Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security are judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.
Securities possessing Fitch’s BBB- rating indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.
Ratings may be used to assist in investment decisions. Ratings of debt securities represent a rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates.
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Auction Market and Remarketed Preferred Stock. The Underlying Fixed Income Funds may purchase certain types of auction market preferred stock (“AMPS”) or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing, which are typically held weekly, is successful. If the auction or remarketing fails, the holder of certain types of AMPS or RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third-party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.
Alternative Minimum Tax Bonds. The Underlying Fixed Income Funds may invest in “Alternative Minimum Tax Bonds,” which are certain bonds issued after August 7, 1986 to finance certain non-governmental activities. While the income from Alternative Minimum Tax Bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the federal individual “alternative minimum tax.” The alternative minimum tax is a special tax that applies to taxpayers who have certain adjustments or tax preference items. Available returns on Alternative Minimum Tax Bonds acquired by an Underlying Fund may be lower than those from other Municipal Obligations acquired by the Fund due to the possibility of federal, state and local alternative minimum or minimum income tax liability on Alternative Minimum Tax Bonds.
Event-Linked Bonds. The RIC Multi-Strategy Income Fund and RIC Multi-Asset Strategy Fund may invest in “event-linked bonds.” Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other onshore or offshore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, an Underlying Fund may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Underlying Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose an Underlying Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.
Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that an Underlying Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and an Underlying Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.
Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds. The Underlying Fixed Income Funds' investments in fixed income securities may include deferred interest, pay-in-kind (“PIK”) and capital appreciation bonds. Deferred interest and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The deferral of PIK interest increases the loan-to-value ratio, which is a measure of the riskiness of the loan. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of deferred interest, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality or securities that pay interest in cash.
PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to deferred interest bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities
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can be either senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment. The higher interest rates of PIK securities reflect the payment deferral and increased credit risk associated with those securities and such investments generally represent a significantly higher credit risk than coupon loans.
Deferred interest, capital appreciation and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, an Underlying Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Underlying Fund may, even if accounting conditions are met, obtain no return at all on its investment. PIK securities may have unreliable valuations because their continuing accruals require ongoing judgments about the collectability of the deferred payments and the value of any associated collateral. In addition, even though such securities do not provide for the payment of current interest in cash, an Underlying Fund is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is generally received at the time of the accrual and in the event that accrued income is not realized, an Underlying Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Underlying Fund. As a result, an Underlying Fund may have difficulty meeting the annual distribution requirement necessary to maintain favorable tax treatment. If an Underlying Fund is not able to obtain cash from other sources, and chooses not to make a qualifying share distribution, it may become subject to corporate-level income tax. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable.
Municipal Debt Instruments.
Economic downturns and budgetary constraints may make municipal securities more susceptible to downgrade, default and bankruptcy. In addition, difficulties in the municipal securities markets could result in increased illiquidity, price volatility and credit risk, and a decrease in the number of municipal securities investment opportunities. The value of municipal securities may also be affected by uncertainties involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy, as expanded further below. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. These uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities.
The City of Detroit filed for federal bankruptcy protection on July 18, 2013. The bankruptcy of large cities such as Detroit is relatively rare, making the consequences of such bankruptcy filings difficult to predict. Accordingly, it is unclear what impact a large city’s bankruptcy filing would have on the city's outstanding obligations or on the obligations of other municipal issuers in that state. It is possible that the city could default on, restructure or otherwise avoid some or all of these obligations, which may negatively affect the marketability, liquidity and value of securities issued by the city and other municipalities in that state. If an Underlying Fund holds securities that are affected by a city’s bankruptcy filing, the Underlying Fund's investments in those securities may lose value, which could cause the Underlying Fund's performance to decline.
Municipal Obligations and Bonds. The Underlying Fixed Income Funds may invest in “municipal obligations.” Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications—General Obligation Bonds and Revenue Bonds. Municipal bonds include:
General Obligation Bonds – are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. Timely payments on general obligation bonds depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds – are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service and may be negatively affected by the general credit of the user of the facility.
Additional types of municipal obligations include the following:
Industrial Development Bonds – are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility’s user to meet its financial obligations and the pledge, if any, of real and
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personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects. Industrial development bonds issued after the effective date of the Tax Reform Act of 1986, as well as certain other bonds, are now classified as “private activity bonds.” Some, but not all, private activity bonds issued after that date qualify to pay tax-exempt interest.
Private Activity Bonds – are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so.
Moral Obligation Bonds – are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Lease Obligations – are obligations in which the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
Pre-Refunded Municipal Bonds – are tax-exempt bonds that have been refunded to a call date prior to the maturity of principal (or to the final maturity of principal, in the case of pre-refunded municipal bonds known as “escrowed-to-maturity bonds”) and remain outstanding in the municipal market. Principal and interest payments on pre-refunded municipal bonds are funded from securities in designated escrow accounts holding U.S. Treasury securities or other obligations of the U.S. government and its agencies and instrumentalities. Issuers use pre-refunded municipal bonds to obtain more favorable terms with respect to bonds that are not yet callable or redeemable. Issuers can refinance their debt at lower rates when market interest rates decline, improve cash flow by restructuring the debt, or eliminate certain restrictive covenants. However, other than a change in revenue source from which principal and interest payments are made, the pre-refunded municipal bonds remain outstanding on their original terms until maturity or until redeemed by the issuer. These bonds often sell at a premium over face value. In the event an Underlying Fund sells a pre-refunded municipal bond prior to its maturity, the price received may be less than the bond’s original cost, depending on market conditions at the time of sale.
Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business and political developments. Lower rated municipal obligations are subject to greater credit and market risk than higher quality municipal obligations. The value of these securities, or an issuer’s ability to make payments, may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. Timely payments by issuers of industrial development bonds are dependent on the money earned by the particular facility or amount of revenues from other sources, and may be negatively affected by the general credit of the user of the facility.
Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. In addition, the perceived increased likelihood of default among issuers of municipal bonds has resulted in increased illiquidity, increased price volatility and credit downgrades of such issuers. In addition, the current economic climate and the perceived increased likelihood of default among issuers of municipal bonds has resulted in increased illiquidity, increased price volatility and credit downgrades of such issuers. A lack of information regarding certain issuers may make their municipal securities more difficult to assess. Additionally, uncertainties in the municipal securities market could negatively affect an Underlying Fund's net asset value and/or the distributions paid by an Underlying Fund. Certain municipal obligations in which an Underlying Fund invests may pay interest that is subject to the alternative minimum tax.
To be tax exempt, municipal bonds must meet certain regulatory requirements. The failure of a municipal bond to meet these requirements may cause the interest received by an Underlying Fund from such bonds to be taxable. Interest on a municipal bond may be declared taxable after the issuance of the bond, and such a determination could be applied retroactively to the date of the issuance of the bond, causing a portion of prior distributions made by an Underlying Fund to be taxable to shareholders in the year of receipt. Additionally, income from municipal bonds may be declared taxable due to unfavorable changes in tax law, adverse interpretations by the Internal Revenue Service or noncompliant conduct of a bond issuer.
Municipal obligations include the obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions, such as the U.S. Virgin Islands and Guam. General obligations and/or revenue bonds of issuers located in U.S. territories may be affected by political, social and economic conditions in such U.S. territories. The sources of payment for such obligations and the marketability thereof may be affected by financial and other difficulties experienced by such issuers. While the Commonwealth of Puerto Rico (the “Commonwealth” or “Puerto Rico”) has taken significant steps toward fiscal
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stabilization, the Commonwealth continues to face serious fiscal challenges, including an extended period of chronic budget deficits, high debt levels, a protracted recession, high unemployment, and low workforce participation. In September 2017, Puerto Rico was hit by two successive hurricanes that caused severe damage to Puerto Rico’s infrastructure. Additionally, Puerto Rico experienced significant political instability in 2019. Puerto Rico has high levels of national debt and its general obligation credit rating has been rated below investment grade by a number of nationally recognized statistical rating organizations. The Commonwealth’s ratings reflect an economy in prolonged recession, limited economic activity, lower-than-estimated revenue collections, lackluster revenue growth, high government debt levels relative to the size of the economy, structural budget gaps, high spending and other potential fiscal challenges. The market prices and yields of Puerto Rican general obligations may be adversely affected by the ratings downgrade and any future downgrades. There can be no assurance that current or future economic difficulties in Puerto Rico will not adversely affect the market value of Puerto Rico municipal obligations or the ability of particular issuers to make timely payments of debt service on these obligations. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Although Puerto Rico is a U.S. Territory, neither Puerto Rico nor its subdivisions or agencies are eligible to file under the U.S. Bankruptcy Code in order to seek protection from creditors or restructure their debt. However, the U.S. Congress approved legislation that establishes an oversight board, temporarily stays creditor legislation and provides for a restructuring process. From 2017-2022, the Commonwealth, its Sales Tax Financing Corporation, Highways and Transportation Authority, Employees' Retirement System, Public Buildings Authority, and Aqueduct and Sewer Authority, were subject to the equivalent of municipal bankruptcy proceedings, known as “PROMESA” cases. During those proceedings, these municipal entities were unable to issue new municipal securities or repay existing municipal debt. At this time, Puerto Rico's Electric Power Authority (“PREPA”) remains in such proceedings and subject to such restrictions. Moreover, the validity of PREPA's debt instruments (and thus whether the holders are entitled to any recovery at all) has been called into question and may be litigated as part of its PROMESA case. PROMESA is a novel federal law and many of its provisions have been disputed. Those agencies of the Commonwealth that are not currently debtors in PROMESA proceedings at this time may enter such proceedings in the future and, in any event, can be expected to be subject to many of the same stressors that caused the proceedings mentioned above. For these and other reasons, the timing and rate of recovery on municipal securities that have been or will be issued by the Commonwealth or any of its agencies are highly unpredictable. Further legislation by the U.S. Congress, or actions by the oversight board, or court approval of an unfavorable debt restructuring deal could have a negative impact on the marketability, liquidity or value of certain investments held by an Underlying Fund and could reduce an Underlying Fund’s performance. Guam’s economy depends in large measure on tourism and the U.S. military presence, each of which is subject to uncertainties as a result of global economic, social and political events. Any reduction in tourism or the U.S. military presence could adversely affect Guam’s economy. Tourism accounts for a substantial portion of the U.S. Virgin Islands’ gross domestic product. A weak economy, war, natural disasters, epidemic outbreaks or the threat of terrorist activity, among other influences that are beyond the control of the territory, can adversely affect its tourism.
Some municipal bonds feature credit enhancements, such as lines of credit, letters of credit, municipal bond insurance, and standby bond purchase agreements (“SBPAs”). SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, non-governmental insurance company, provides an unconditional and irrevocable assurance that the insured bond’s principal and interest will be paid when due. Insured municipal bonds typically receive a higher credit rating than uninsured municipal bonds, which means the issuer of the bond pays a lower interest rate. Insurance does not guarantee the price of the bond or the share price of an Underlying Fund.
The credit rating of an insured bond may reflect the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating, and conditions or changes to ratings criteria of municipal bonds could adversely impact the ratings of the insurer. Rating agencies have lowered their ratings and withdrawn ratings on some municipal bond insurers. In such cases, the insurance may provide little or no enhancement of credit or resale value to the municipal bond, and the bond rating will reflect the higher of the insurer rating or the rating of the underlying bond.
An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower or bond issuer.
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Municipal Notes. The Underlying Fixed Income Funds may invest in municipal notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (although the interest may be includable in taxable income for purposes of the alternative minimum tax). If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and an Underlying Fund may lose money. Municipal notes include:
Tax Anticipation Notes – issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.
Bond Anticipation Notes – issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.
Revenue Anticipation Notes – issued in expectation of receipt of other types of revenues such as certain federal revenues.
Construction Loan Notes – sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.
Pre-Refunded Municipal Bonds – bonds no longer secured by the credit of the issuing entity, having been escrowed with U.S. Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.
Tax Free Commercial Paper – a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.
Project Notes – sold by the U.S. Department of Housing and Urban Development but issued by a state or local housing agency to provide financing for a variety of programs. They are backed by the full faith and credit of the U.S. government and generally carry a term of one year or less.
Variable Rate Demand Notes – long-term, taxable, or tax-exempt bonds issued on a variable rate basis that can be tendered for purchase at par whenever rates reset upon contractual notice by the investor. The bonds tendered are then resold by the remarketing agent in the secondary market to other investors. Variable Rate Demand Notes can be converted to a long term fixed rate security upon appropriate notice by the issuer. The pricing, quality and liquidity of the floating and variable rate demand instruments held by an Underlying Fund will continually be monitored.
Tax Free Participation Certificates – tax free floating, or variable rate demand notes which are issued by a municipal or governmental entity that sells a participation in the note. The pricing, quality and liquidity of the participation certificates will be continually monitored.
A participation certificate gives an Underlying Fund an undivided interest in the municipal obligation in the proportion that the Underlying Fund’s participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that has been determined to meet the prescribed quality standards for an Underlying Fund. An Underlying Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days’ notice for all or any part of the full principal amount of the Underlying Fund’s participation interest in the security plus accrued interest. The demand feature is only intended to be exercised (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Underlying Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.
The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by an Underlying Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. An Underlying Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. An Underlying Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Underlying Fund.
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Puts, Stand-by Commitments and Demand Notes. The Underlying Fixed Income Funds may purchase municipal obligations with the right to a “put” or “stand-by commitment.” A “put” on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price or yield on certain dates or within a specified period prior to maturity.
The Underlying Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that are believed to continually satisfy the Underlying Funds' credit quality requirements.
The Underlying Fixed Income Funds may also invest in demand notes and variable rate demand notes that are supported by credit and liquidity enhancements from entities such as banks, insurance companies, other financial institutions, or U.S. government agencies. Demand notes are obligations with the right to a “put,” obligating the provider of the put to buy the security within a specified time and at an agreed upon price. Variable rate demand notes are floating rate instruments with terms of as much as 40 years which pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates. Liquidity is provided with a put feature, which allows the holder to put the security at par plus accrued interest on any interest rate reset date, usually with one or seven days notice. Variable rate demand notes almost always have credit enhancements in the form of either a letter of credit or bond insurance.
The Underlying Funds may purchase floating or variable rate municipal obligations, some of which are subject to payment of principal by the issuer on demand by the Underlying Funds (usually not more than thirty days’ notice). The Underlying Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.
Risk Factors. The ability of the Underlying Funds to exercise the put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. A seller may be unable to honor a put or stand-by commitment for financial reasons. In the event the seller is unable to honor a put or stand-by commitment for financial reasons, an Underlying Fund may be a general creditor of the seller. Restrictions in the buy back arrangement may not obligate the seller to repurchase the securities or may prohibit the Underlying Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and an Underlying Fund may lose money. (See “Investment Strategies and Portfolio Instruments —Municipal Notes—Tax Free Participation Certificates.”)
Variable Amount Master Demand Notes. The Underlying Fixed Income Funds may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (may be subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.
Variable and Floating Rate Securities. The Underlying Fixed Income Funds may invest in variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90-day U.S. Treasury Bill, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed–income obligations with a fixed interest rate. Variable and floating rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if the interest rates increase. Inverse floating rate securities, which are securities whose interest rate bears an inverse relationship to the interest rate on another security, may also exhibit greater price volatility than a fixed rate obligation with similar credit quality.
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The Underlying Fixed Income Funds may purchase variable rate U.S. government obligations which are instruments issued or guaranteed by the U.S. government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than every 762 days. Variable rate U.S. government obligations whose interest rates are readjusted no less frequently than every 762 days will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.
Commercial Paper. The Underlying Fixed Income Funds may invest in commercial paper, which consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.
Money Market Securities. The Underlying Fixed Income Funds may invest in money market securities. Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. An Underlying Fund’s ability to redeem shares of a money market fund may be impacted by recent regulatory changes relating to money market funds which require the imposition of liquidity fees unless certain exceptions apply. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.
Asset-Backed Commercial Paper. The Underlying Fixed Income Funds may invest in asset-backed commercial paper. Asset-backed commercial paper is a fixed income obligation generally issued by a corporate-sponsored special purpose entity to which the corporation has contributed cash-flowing receivables such as credit card receivables or auto and equipment leases. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper. Asset-backed commercial paper is usually unregistered and, therefore, transfer of these securities is restricted by the Securities Act of 1933.
Indexed Commercial Paper. The Underlying Fixed Income Funds may invest in indexed commercial paper, which is U.S.-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
While such commercial paper entails risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables an Underlying Fund to hedge (or cross-hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.
Credit and Liquidity Enhancements. The Underlying Fixed Income Funds may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of the entity issuing the enhancement, if contemporaneous with adverse changes in the enhanced security, could cause losses to an Underlying Fund and may affect its net asset value. The use of credit and liquidity enhancements exposes an Underlying Fund to counterparty risk, which is the risk that the entity issuing the credit and/or liquidity enhancement may not be able to honor its financial commitments.
Funding Agreements. The Underlying Fixed Income Funds may invest in various types of funding agreements. A funding agreement is an obligation of indebtedness negotiated privately between an investor and an insurance company. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by an Underlying Fund may be regarded as illiquid and therefore will be subject to the Underlying Fund’s limitation on illiquid investments.
Other Financial Instruments Including Derivatives
Options, Futures and Other Financial Instruments. The Underlying Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Underlying Funds' investments or for investment purposes (e.g., as a substitute for investing in securities). These financial instruments include, but are not limited to, options, futures, forward contracts and swaps. Derivatives may be used to take long or short positions.  Positions in these financial instruments may expose an Underlying Fund to an obligation to another party.
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Derivatives are generally subject to a number of risks such as leverage risk, liquidity risk, market risk, credit risk, default risk, counterparty risk, management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
Options and Futures. The Underlying Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets, and purchase and sell interest rate, foreign currency, index and other types of futures contracts and purchase and write options on such futures contracts for hedging purposes or to effect investment transactions consistent with an Underlying Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Underlying Funds may also use those instruments, provided that their use is consistent with the Underlying Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Underlying Funds.
Options on Securities and Indexes. Each Underlying Fund may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
Exchange-listed options are issued by a regulated intermediary, such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the strike price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
An Underlying Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of an option (or a particular class or series of an option), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.
Over-the-counter options (“OTC Options”) are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.
Certain OTC Options will eventually be exchange-traded and cleared. Although these changes are expected to decrease the counterparty risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free. Where OTC Options remain uncleared, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with an Underlying Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Underlying Fund will lose any anticipated benefits of the transaction. Accordingly, the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit must be assessed to determine the likelihood that the terms of the OTC Option will be satisfied. An Underlying Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers” or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a minimum long-term Counterparty credit rating, including reassignments, of BBB- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) or determined to be of equivalent credit.
An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period or on a specified date or dates, for certain types of options. The writer of an option on a security has the obligation upon exercise of the option, to deliver the underlying security upon payment of the exercise price (in the case of a call), or to pay the exercise price upon delivery of the underlying security (in the case of a put). Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect
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specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in a specific security.
An Underlying Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Underlying Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. An Underlying Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate positively to one another.
An Underlying Fund, except for the RIC Long Duration Bond, RIC Multi-Strategy Income and RIC Multi-Asset Strategy Funds, will write call and put options only if they are “covered.” In the case of written call options that are not legally required to cash settle, the option is “covered” if the Underlying Fund (a) owns the security underlying the call or purchases a call option on the same security or index where the purchased call is scheduled to settle before or at the same time as the call written (i) with a strike price no greater than the strike price of the call option sold or (ii) if the strike price is greater, the Underlying Fund segregates liquid assets at least equal to the difference in value or (b) has segregated liquid assets at least equal in value to the market value of the underlying security or index, less any margin on deposit. A written put option that is not legally required to cash settle is “covered” if the Underlying Fund (a) sells the underlying security short at a price at least equal to the strike price where the short sale is scheduled to settle before or at the same time as the written put option is written or (b) holds a put on the same security or index where the put held is scheduled to settle before or at the same time as the put written, and where the exercise price of the put held is (i) equal to or greater than the strike price of the put written, or (ii) less than the strike price of the put written, provided the difference is maintained by the Underlying Fund in liquid segregated assets. Written call and put options that are legally required to cash settle are covered if the Underlying Fund segregates liquid assets in an amount at least equal in value to the Underlying Fund's daily marked-to-market obligation, if any, less any margins on deposit.
If an option written by an Underlying Fund expires out of the money, the Underlying Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Underlying Fund realizes a capital loss (long- or short-term depending on whether the Underlying Fund's holding period for the option is greater than one year) equal to the premium paid.
Prior to the earlier of exercise or expiration, as noted above, an option may generally be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration).
An Underlying Fund will realize a capital gain from a closing transaction on an option it has written if the cost of closing the option is less than the premium received from writing the option. If the cost of closing the option is more than the premium received from writing the option, the Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Underlying Fund will realize a capital gain. If the premium received from a closing sale transaction is less than the premium paid to purchase the option, the Underlying Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short- or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.
The premium paid for a put or call option purchased by an Underlying Fund is an asset of the Underlying Fund. The premium received for an option written by an Underlying Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the last bid.
Risks Associated With Options On Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security or index, in the case of a put, upon expiration, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Underlying Fund will lose its entire investment (i.e.,
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the premium paid) on the option. When an Underlying Fund writes an option on a security or index, movements in the price of the underlying security or value of the index may result in a loss to the Underlying Fund. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist if an Underlying Fund seeks to close out an option position. If an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.
As the writer of a covered call option (i.e., where an Underlying Fund holds the security underlying the option), an Underlying Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security increase above the exercise price. It also retains a risk of loss on the underlying security should the price of the underlying security decrease. Where an Underlying Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.
If trading were suspended in an option purchased by an Underlying Fund, the Underlying Fund would not be able to close out the option. If restrictions on exercise were imposed, the Underlying Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Underlying Fund is covered by an option on the same index purchased by the Underlying Fund, movements in the index may result in a loss to the Underlying Fund; however, such losses may be mitigated by changes in the value of the Underlying Fund's securities during the period the option was outstanding.
Options on Foreign Currency. An Underlying Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with an Underlying Fund's investment objectives and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of an Underlying Fund to reduce foreign currency risk using such options. OTC Options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.
Futures Contracts and Options on Futures Contracts. An Underlying Fund may invest in interest rate futures contracts, foreign currency futures contracts, SOFR futures or stock index futures contracts, and options thereon that are traded on a U.S. or foreign exchange or board of trade or over-the-counter. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency at a specified price at a future date. A futures contract on an index (such as the S&P 500®) is an exchange-traded contract to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies, for example: the S&P 500®; the Russell 2000®; Nikkei 225; CAC-40; FTSE 100; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the Swiss Franc; the Mexican Peso and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future. SOFR futures are typically dollar-denominated futures contracts or options on those contracts that are linked to SOFR and were previously linked to the London Interbank Offered Rate (“LIBOR”). In addition, foreign currency denominated instruments are available from time to time. SOFR futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. An Underlying Fund might use SOFR futures contracts and options thereon to hedge against changes in SOFR, to which many interest rate swaps and fixed income instruments are linked.
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An Underlying Fund may use futures contracts for both hedging purposes and to effect investment transactions consistent with its investment objective and strategies. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Underlying Fund's securities or the price of the securities which the Underlying Fund intends to purchase. In addition, an Underlying Fund may use futures contracts to create equity exposure for its cash or, conversely, to reduce market exposure. See “Cash Reserves and Being Fully Invested” and “Hedging Strategies” for a fuller description of these strategies.
Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.
An Underlying Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.
There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or an option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.
When a purchase or sale of a futures contract is made by an Underlying Fund, the Underlying Fund is required to deposit with the broker a specified amount of cash or U.S. government securities (“initial margin”). The initial margin required for a futures contract is set by the exchange on which the contract is traded and, in certain cases, by the Underlying Fund's futures commission merchant (“FCM”). The required initial margin may be modified during the term of the contract including, among other reasons, as a result of periods of significant market volatility which affect the value of the initial margin deposited. Such requirements to deposit or maintain additional margin may be imposed at times when an Underlying Fund is unable to, or would face potential challenges in, meeting the additional margin requirement. Under these circumstances, an Underlying Fund could be required to, among other actions, reduce the Underlying Fund's exposure(s) giving rise to the additional margin requirement, sell or otherwise transfer other investments of the Underlying Fund to raise cash to satisfy the additional margin requirement, and/or hold cash on an ongoing basis – potentially at a disadvantageous time to the Underlying Fund – to satisfy the additional margin requirement. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Underlying Fund expects to earn interest income on its initial margin deposits.
A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Underlying Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin does not represent a borrowing or loan by an Underlying Fund, but is instead a settlement between the Underlying Fund and the FCM of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to-market its open futures positions.
An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Underlying Fund.
Although some futures contracts call for making or taking delivery of the underlying securities or other assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Underlying Fund realizes a capital gain, or if it is more, the Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Underlying Fund realizes a capital gain, or if it is less, the Underlying Fund realizes a capital loss. The transaction costs must also be included in these calculations. In the case of
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transactions, if any, involving certain regulated futures contracts, any gain or loss arising from the lapse, closing out or exercise of such positions generally will be treated as 60% long-term and 40% short-term capital gain or loss. In addition, at the close of each taxable year, such positions generally will be marked-to-market (i.e., treated as sold for fair market value), and any resulting gain or loss will be treated as 60% long-term and 40% short-term capital gain or loss.
Limitations on Use of Futures and Options on Futures Contracts.
An Underlying Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system.
The Underlying Funds are limited in entering into futures contracts, options on futures contracts and swaps to positions which constitute “bona fide hedging” positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non-“bona fide hedging” purposes, to positions for which (a) the aggregate initial margins and premiums required to establish non-hedging positions in futures and options on futures when aggregated with the independent amounts required to establish non-hedging positions in swaps, less the amount by which any such options are “in-the-money,” do not exceed 5% of the Underlying Fund's net assets after taking into account unrealized profits and losses on those positions or (b) the aggregate net notional value of such instruments does not exceed 100% of the Underlying Fund's net assets, after taking into account unrealized profits and losses on those positions.
Risks Associated with Futures and Options on Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in an Underlying Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate or other trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. As a result, there can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or a futures option position. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.
Foreign Currency Futures Contracts. The Underlying Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.
A foreign currency futures contract is an exchange-traded contract pursuant to which a party makes or accepts delivery of a specified type of currency at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
The Underlying Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar or other currencies or to effect investment transactions consistent with the Underlying Funds' investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, an Underlying Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to
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gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Underlying Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Underlying Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Underlying Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Underlying Funds may write a call option or purchase a put option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.
Forward Foreign Currency Exchange Transactions (“Forward Currency Contracts”). The Underlying Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Underlying Funds' investment objectives and strategies. The Underlying Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts to purchase or sell currency at a future date. A forward currency contract involves an obligation to purchase or sell a specific currency on a specific date in the future. For example, a forward currency contract may require an Underlying Fund to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) often have deposit or initial margin requirements and (c) are consummated without payment of any commissions. The Underlying Funds may engage in forward contracts that involve transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Underlying Funds' portfolio securities are or are expected to be denominated. An Underlying Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of an Underlying Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. The Underlying Funds may enter into a forward currency contract to purchase a currency other than that held in the Underlying Funds' portfolios. Forward currency transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.
At or before the maturity of a forward foreign currency contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Underlying Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If an Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Underlying Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Underlying Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.
Upon maturity of a forward currency contract, an Underlying Fund may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then-current exchange rate. An Underlying Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will be available to the Underlying Funds.
The cost to an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are typically involved. The use of a forward foreign currency contract does not eliminate fluctuations in the price of the underlying securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.
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If a devaluation is generally anticipated, an Underlying Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. An Underlying Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.
Many foreign currency forwards will eventually be exchange-traded and cleared as discussed further below. Although these changes are expected to decrease the counterparty risk associated with bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, as with foreign currency futures contracts, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.
The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict an Underlying Fund's ability to hedge against the risk of devaluation of currencies in which the Underlying Fund holds securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon special skills and experience with respect to such instruments and usually depends on the ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, an Underlying Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time an Underlying Fund is engaged in that strategy.
An Underlying Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Underlying Fund will be able to utilize these instruments effectively for the purposes set forth above. Many foreign currency forward contracts will eventually be exchange-traded and cleared. Although these changes are expected to decrease the credit risk associated with bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free.
Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Contracts and Options Thereon Traded on Foreign Exchanges. Options on securities, futures contracts, options on futures contracts, forward currency contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.
Swap Agreements and Swaptions. The Underlying Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out) with the Underlying Funds receiving or paying, as the case may be, only the net amount of the two payments. The Underlying Funds may also enter into swap agreements for investment purposes. When an Underlying Fund enters into a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (e.g., an exchange of floating rate payments for fixed rate payments).
The Underlying Funds may enter into several different types of swap agreements, including total return (equity and/or index), interest rate, currency, credit default and recovery lock swaps. Total return swaps are agreements where two parties exchange two sets of cash flows on predetermined dates for an agreed-upon amount of time. In a standard total return swap, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns may, for example, be an equity index value swapped with a floating rate plus or minus a pre-defined spread. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (e.g., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index). Interest rate swaps are agreements that can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are agreements where two parties exchange specified principal amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow.
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At maturity, the principal amounts are returned. Credit default swaps are agreements which allow the transfer of third-party credit risk (the possibility that an issuer will default on an obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the Counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps may include index credit default swaps, which are contracts on baskets or indices of credit instruments, which may include tranches of commercial mortgage-backed securities (CMBX). Recovery lock swaps are agreements between two parties that provide for a fixed payment by one party and the delivery of a reference obligation, typically a bond, by the other party upon the occurrence of a credit event, such as a default, by the issuer of the reference obligation.
The Underlying Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The Underlying Funds may also enter into these transactions as a substitute for holding securities directly. Under most swap agreements entered into by an Underlying Fund, the parties’ obligations are determined on a “net basis.” If there is a default by the other party to such a transaction, an Underlying Fund will have contractual remedies pursuant to the agreement related to the transaction.
The Underlying Funds may enter into swap agreements with Counterparties that meet RIM’s credit quality limitations. The Underlying Funds will not enter into any swap agreement unless the Counterparty has a minimum senior unsecured credit rating or long-term Counterparty credit rating, including reassignments, of BBB- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction. Some swaps the Underlying Fund may enter into, such as interest rate and certain credit default swaps, are traded on exchanges and subject to central clearing.
Certain derivatives, including swaps, may be subject to fees and expenses, and by investing in such derivatives indirectly through an Underlying Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Underlying Fund.
There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Underlying Funds or the ability of the Underlying Funds to continue to implement their investment strategies. The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Underlying Funds is impossible to predict, but could be substantial and adverse.
In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) is changing the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth the legislative framework for over-the-counter (“OTC”) derivatives, including financial instruments, such as swaps, in which the Underlying Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and requires clearing and exchange trading of certain OTC derivatives transactions. The CFTC and SEC have approved joint final rules and interpretations that further define the terms “swap” and “security-based” swap and govern “mixed swaps” (the “Swap Definitions”). Under the Swap Definitions, the term “swap” includes OTC foreign exchange options, among other OTC contracts. The U.S. Department of the Treasury has determined that certain deliverable foreign exchange forwards and deliverable foreign exchange swaps are exempt from the definition of “swap.” The occurrence of the effective date for the Swap Definitions triggered numerous effective and compliance dates for other rules promulgated by the CFTC and SEC under the Dodd-Frank Act. The Swap Definitions are broad and encompass a number of transactions that were historically not subject to CFTC or SEC regulation. The impact of the effectiveness of the Swap Definitions along with the implementation of the various other rules contingent on the promulgation of the Swap Definitions is impossible to predict, but could be substantial and adverse.
Provisions in the Dodd-Frank Act include registration, recordkeeping, capital and margin requirements for “swap dealers” and “major swap participants” as determined by the Dodd-Frank Act and applicable regulations, and the required use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have adopted numerous rules and regulations implementing the provisions of the Dodd-Frank Act. It is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on any Underlying Funds, but it is expected that swap dealers, major market participants and swap Counterparties, including the Underlying Funds, will experience new and/or additional compliance burdens and associated costs. The Dodd-Frank Act and the rules may negatively impact an Underlying Fund's ability to meet its investment objective either through limits or requirements imposed on it or its Counterparties. In particular,
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new position limits imposed on an Underlying Fund or its Counterparties’ on-exchange and OTC trading may impact that Underlying Fund's ability to invest in a manner that efficiently meets its investment objective, and new requirements, including capital and mandatory clearing and margin, may increase the cost of an Underlying Fund's investments and cost of doing business, which could adversely affect investors. Similar to initial margin for futures contracts as discussed above, the required initial margin for cleared derivatives transactions may be modified during the term of the contract including, among other reasons, as a result of periods of significant market volatility which affect the value of the initial margin deposited.
The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, OTC transaction that is economically equivalent to certain futures or options contracts on physical commodities. The CFTC’s adoption of new and amended position limits for 25 specified physical commodity futures and related options contracts traded on exchanges, other futures contracts and related options directly or indirectly linked to such 25 specified contracts, and OTC transactions that are economically equivalent to the 25 specified contracts is a fairly new development. In addition, the CFTC also recently modified the bona fide hedging exemption for which certain swap dealers were previously eligible. This development could limit the amount of speculative OTC transaction capacity each swap dealer would have available for the Fund. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions. Position limits may adversely affect the market liquidity of the futures, options and economically equivalent derivatives in which the Underlying Funds may invest. It is possible that positions held by an Underlying Fund may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could adversely affect the operations and performance of an Underlying Fund.
Credit Default Swaps. The  Underlying Fixed Income Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Credit default swaps allow an Underlying Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. An Underlying Fund may act as either the buyer or the seller of a credit default swap. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that an Underlying Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, an Underlying Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, an Underlying Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Certain standardized swaps, including certain credit default swaps, are subject to mandatory clearing, and more are expected to be subject to mandatory clearing in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives, but cleared contracts are not risk-free. Clearing may subject an Underlying Fund to increased costs or margin requirements.
As the seller of protection in a credit default swap, an Underlying Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the Counterparty in the event of a default (or other specified credit event), and the Counterparty would be required to surrender the reference debt obligation. In return, the Underlying Fund would receive from the Counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Underlying Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, an Underlying Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Underlying Fund would be subject to investment exposure on the notional amount of the swap.
The Underlying Fixed Income Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios, in which case an Underlying Fund would function as the Counterparty referenced in the preceding paragraph.
Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific reference obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Underlying Fixed Income Funds may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where an Underlying Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
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Credit default swap agreements on asset-backed securities also involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, deliverable obligations in most instances would be limited to the specific reference obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the reference obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Underlying Fixed Income Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the reference obligation or to take an active long or short position with respect to the likelihood of a particular reference obligation’s default (or other defined credit events).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference obligations comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Credit default swaps could result in losses if an Underlying Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if an Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to the risks inherent in the use of swaps, including illiquidity risk and counterparty risk. An Underlying Fund will generally incur a greater degree of risk when selling a credit default swap than when purchasing a credit default swap. As a buyer of a credit default swap, an Underlying Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by an Underlying Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Underlying Fund. In addition, there may be disputes between the buyer and seller of a credit default swap agreement or within the swaps market as a whole as to whether a credit event has occurred or what the payment should be. Such disputes could result in litigation or other delays, and the outcome could be adverse for the buyer or seller.
If the creditworthiness of an Underlying Fund's uncleared swap Counterparty declines, the risk that the Counterparty may not perform could increase, potentially resulting in a loss to the Underlying Fund. To limit the counterparty risk involved in uncleared swap agreements, the Underlying Funds will only enter into uncleared swap agreements with Counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Underlying Funds will be able to do so, the Underlying Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Underlying Funds may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.
Interest Rate Swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of an Underlying Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that an Underlying Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or FCM defaults, an Underlying Fund's risk of loss consists of the net amount of interest payments that the  Underlying Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject an Underlying Fund to increased costs or margin requirements.
Recovery Lock Swaps. The Underlying Fixed Income Funds may enter into recovery lock swaps. Recovery lock swaps are used to “lock in” a recovery amount on the reference obligation at the time the parties enter into the agreement. In contrast to a credit default swap where the final settlement amount may be dependent on the market price for the reference obligation
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upon the credit event, a recovery lock swap fixes the settlement amount in advance and is not dependent on the market price of the reference obligation at the time of the credit event. Unlike certain other types of derivatives, recovery lock swaps generally do not involve upfront or periodic cash payments by either of the parties. Instead, payment and settlement occurs after there has been a credit event. If a credit event does not occur prior to the termination date of a recovery lock swap, the agreement terminates and no payments are made by either party. A party may enter into a recovery lock swap to purchase or sell a reference obligation upon the occurrence of a credit event. Recovery lock swaps are subject to certain risks, including, without limitation, the risk that a Counterparty will not accurately forecast the value of a reference obligation upon the occurrence of a credit event. In addition to general market risks, recovery lock swaps are subject to illiquidity risk, counterparty risk and credit risk. The market for recovery lock swaps is relatively new and is smaller and relatively less liquid than the market for credit default swaps and other derivatives. Elements of judgment may play a role in determining the value of a recovery lock. In addition, it may not be possible to enter into a recovery lock swap at an advantageous time or price.
Swaptions. The Underlying Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option premium, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Underlying Fund's statements of financial condition.
Equity Swaps (Total Return Swaps). The Underlying Equity Funds may invest in certain types of equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on a basket of equity securities (an “equity basket swap”) or individual equity security for another payment stream. An equity swap may be used by an Underlying Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous.  An Underlying Fund will receive all of the economic benefits and risks equivalent to direct investments in the reference equity positions such as capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value.  The swap value may also include interest charges and credits related to the notional values of the equity positions and any cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread.  The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Equity basket swaps provide the Underlying Fund exposure to a portfolio of long and/or short equity securities. These swaps are designed to function as a portfolio of direct investments in long and short equity positions and an Underlying Equity Fund has the ability to trade in and out of long and short positions within the swap.  An Underlying Fund may also gain exposure to long and/or short equity securities through multiple swaps on individual equity securities. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that an Underlying Fund is contractually obligated to make. If the other party to an equity swap defaults, an Underlying Fund’s risk of loss consists of the net amount of payments that an Underlying Fund is contractually entitled to receive, if any.
Index Swap Agreements. The Underlying Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with the Underlying Funds' investment objectives and strategies. Index swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
No Underlying Fund will enter into a swap agreement, other than a centrally cleared or other swap not involving a securities-related issuer, with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of that Underlying Fund's net assets.
SEC Regulatory Matters. The SEC rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies requires that the Underlying Funds trade derivatives and other transactions that create future payment or delivery obligations subject to a value-at-risk (“VaR”) leverage limit and certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless an Underlying Fund qualifies as a “limited derivatives user,” as defined in the rule. Under the rule, when an Underlying Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Underlying Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether an Underlying Fund is a limited derivatives user,
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but for Underlying Funds subject to the VaR testing, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the rule regarding use of securities lending collateral that may limit the Underlying Funds' securities lending activities. In addition, under the rule, an Underlying Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that (i) the Underlying Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). An Underlying Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, an Underlying Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Underlying Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due.
Uncovered Options Transactions. The RIC Multi-Strategy Income, RIC Multi-Asset Strategy and certain other Underlying Fixed Income Funds may write options that are not covered (or so called “naked options”). When an Underlying Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When an Underlying Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Underlying Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with relatively less liquid preferred and debt securities, that the securities may not be available for purchase. Uncovered call and put options have speculative characteristics and the potential loss is substantial.
Stand-By Commitment Agreements. The Underlying Fixed Income Funds may invest in “stand-by commitments” with respect to securities held in their portfolios. Under a stand-by commitment, a dealer agrees to purchase at an Underlying Fund’s option specified securities at a specified price. An Underlying Fund’s right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by an Underlying Fund may also be referred to as “put” options. A stand-by commitment is not transferable by an Underlying Fund, although an Underlying Fund can sell the underlying securities to a third party at any time. The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities. When investing in stand-by commitments, an Underlying Fund will seek to enter into stand-by commitments only with brokers, dealers and banks that are believed to present minimal credit risks. An Underlying Fund acquires stand-by commitments only in order to facilitate portfolio liquidity and does not expect to exercise its rights under stand-by commitments for trading purposes.
The amount payable to an Underlying Fund upon its exercise of a stand-by commitment is normally (i) the Underlying Fund’s acquisition cost of the securities (excluding any accrued interest which the Underlying Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Underlying Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. An Underlying Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, an Underlying Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield-to-maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in an Underlying Fund’s portfolio will not exceed 1/2 of 1% of the value of the Underlying Fund’s total assets calculated immediately after each stand-by commitment is acquired.
The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by an Underlying Fund would be valued at zero in determining net asset value. Where an Underlying Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Underlying Fund.
The Internal Revenue Service (“IRS”) has issued a revenue ruling to the effect that a regulated investment company will be treated for federal income tax purposes as the owner of the municipal obligations acquired subject to a stand-by commitment and the interest on the municipal obligations will be tax-exempt to an Underlying Fund.
Custodial Receipts and Trust Certificates. The RIC Multi-Asset Strategy Fund may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the
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custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Underlying Fund may also invest in separately issued interests in custodial receipts and trust certificates.
Although under the terms of a custodial receipt or trust certificate the Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.
Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the IRS has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.
Taxes
Election to be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and Fund distributions would be treated by shareholders as taxable dividend income to the extent of the Fund’s earnings and profits.
Diversification Requirements and Investor Control. Each Fund intends to comply with the diversification requirements of section 817(h) of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.
Under current U.S. tax law, if a contract holder has excessive control over the investments made by a Fund or an Underlying Fund, the contract holder, rather than the insurance company separate account, will be treated as the owner of the Fund shares and taxed currently on income and gains from the Fund. In other words, in such a case of “investor control” the contract holder would not derive the tax benefits normally associated with variable life insurance or variable annuities. The application of the investor control doctrine and, in particular, the limitations that it imposes in a fund of funds context, are not entirely certain. Future guidance might pose additional restrictions on the Funds and could be applied retroactively. Such an event may have an adverse impact on the Funds and the contract holders.
Effect of Foreign Investments on Distributions. Certain Underlying Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.
Certain Underlying Funds may qualify for and make an election to pass through to shareholders the ability to claim a credit or deduction (subject to limitations) on their federal income tax returns for their pro rata share of any qualified foreign taxes paid by the Underlying Fund. Shareholders would be required to treat their pro rata share of such foreign taxes as having been
69

distributed to them. An Underlying Fund will qualify for the election in any given taxable year if, at the close of such taxable year, more than 50% of its total asset value consists of stock or other securities of foreign corporations. A Fund may pass through foreign tax credits from an Underlying Fund provided that at least 50% of the Fund’s assets at the end of each quarter of its taxable year consists of investments in other regulated investment companies.
Investment in PFIC Securities. If an Underlying Fund invests in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”), the Underlying Fund intends to mark-to-market these securities and recognize any gain (as ordinary income) at the end of its fiscal year. Any mark-to-market losses and any losses from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.
Shareholders of PFICs may, under certain circumstances in which the mark-to-market treatment described above is not available, be subject to a deferred interest charge pursuant to section 1291 of the Code. Any such charges, if imposed on an Underlying Fund, would result in taxation at the level of the Underlying Fund.
Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Fund in a given calendar year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products, certain tax-exempt entities, or certain other insurance-dedicated regulated investment companies.
Tax Consequences to Shareholders. Since it is expected that the shareholders of the Funds will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.
At December 31, 2024, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year. Available capital loss carryforwards and expiration dates are as follows:
[To Be Updated By Amendment]
	No Expiration	No Expiration
Funds	Short Term	Long Term	TOTALS
Moderate Strategy Fund	$[ ]	$[ ]	$[ ]
Balanced Strategy Fund	[ ]	[ ]	[ ]
Aggressive Strategy Fund	[ ]	[ ]	[ ]
Equity Aggressive Strategy Fund	[ ]	[ ]	[ ]

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credit Rating definitions
MOODY’S INVESTORS SERVICE, INC. (MOODY’S):
Global Long-Term Rating Scale
Aaa –– Obligations rated ‘Aaa’ are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa –– Obligations rated ‘Aa’ are judged to be of high quality and are subject to very low credit risk.
A –– Obligations rated ‘A’ are judged to be upper-medium grade and are subject to low credit risk.
Baa –– Obligations rated ‘Baa’ are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba –– Obligations rated ‘Ba’ are judged to be speculative and are subject to substantial credit risk.
B –– Obligations rated ‘B’ are considered speculative and are subject to high credit risk.
Caa –– Obligations rated ‘Caa’ are judged to be speculative and of poor standing and are subject to very high credit risk.
Ca –– Obligations rated ‘Ca’ are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C –– Obligations rated ‘C’ are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.
STANDARD & POOR’S RATINGS GROUP (“S&P”):
Long-Term Issue Credit Ratings
AAA –– An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA –– An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A –– An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
BBB –– An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
BB, B, CCC, CC, C –– Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
BB –– An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
B –– An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
CCC –– An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
CC –– An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
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C –– An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
D –– An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.
Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
NR indicates that a rating has not been assigned or is no longer assigned.
FITCH INVESTORS SERVICE, INC. (“FITCH”):
Long-Term Ratings Scales
AAA –– Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA –– Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A –– High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB –– Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
BB –– Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.
B –– Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC –– Substantial credit risk. Very low margin for safety. Default is a real possibility.
CC –– Very high levels of credit risk. Default of some kind appears probable.
C - Near default. A default or default-like process has begun, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:
●
the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
●
the formal announcement by the issuer or their agent of a distressed debt exchange;
●
a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.
RD - Restricted default.
‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:
●
an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but
●
has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and
●
has not otherwise ceased operating.
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●
This would include:
●
the selective payment default on a specific class or currency of debt;
●
the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation.
D –– Default. ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business and debt is still outstanding.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
Note to Long-Term Ratings:
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ ratings and ratings below the ‘CCC’ category.
SECTOR SPECIFIC CREDIT RATING SERVICES
MOODY’S:
U.S. Municipal Short-Term Debt and Demand Obligation Ratings
MIG Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels- MIG 1 through MIG 3. In addition, those short-term obligations that are speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of obligation.
MIG-1 –– This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG-2 –– This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG-3 –– This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG –– This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
VMIG Ratings
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.
VMIG rating expirations are a function of each issue's specific structural or credit features.
VMIG 1 –– This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
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VMIG 2 –– This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3 –– This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG –– This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural or legal protections.
S&P:
Municipal Short-Term Note Ratings
An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:
●
Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
●
Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1 –– Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2 –– Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3 –– Speculative capacity to pay principal and interest.
D --'D' is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.
SHORT-TERM RATINGS
MOODY’S:
P-1 –– Ratings of Prime-1 reflect a superior ability to repay short-term obligations.
P-2 –– Ratings of Prime-2 reflect a strong ability to repay short-term obligations.
P-3 –– Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.
NP –– Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P:
A-1 ––  A short-term obligation rated “A–1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2 –– A short-term obligation rated “A–2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3 –– A short-term obligation rated “A–3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitment on the obligation.
B –– A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
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C –– A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D –– A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.
FITCH:
F1 –– Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2 –– Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3 –– Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B –– Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C –– High short-term default risk. Default is a real possibility.
RD –– Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only. D –– Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.
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Financial Statements
The 2024 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Funds’ annual financial statements and other information in Form N-CSR. The Funds’ Annual Report is incorporated herein by reference and is available free of charge by calling Russell Investments at 1-800-787-7354.
The 2024 annual financial statements of the Underlying Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Underlying Funds’ annual financial statements and other information in Form N-CSR. The RIC Underlying Funds’ Annual Report and RIF Underlying Funds’ Annual Report are incorporated herein by reference and are available free of charge by calling Russell Investments at 1-800-787-7354.
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Appendix
[To Be Updated By Amendment]
At [ ], 2025, the following shareholders owned of record or were known by the Funds to beneficially own 5% or more of any Fund’s Shares.
[To Be Updated By Amendment]
At [ ], 2025, the following shareholders could be deemed to “control” the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who “controls” a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.
[To Be Updated By Amendment]
For information with respect to the Underlying Funds, refer to the Statement of Additional Information for the Underlying Funds.
[The Trustees and officers of RIF, as a group, own less than 1% of the Shares of any Fund.]
77

RUSSELL INVESTMENT FUNDS
1301 Second Avenue, 18th Floor
Seattle, Washington 98101
Telephone (800) 787-7354
STATEMENT OF ADDITIONAL INFORMATION
Non-Funds of Funds
May 1, 2025
Russell Investment Funds (“RIF” or the “Trust”) is a single legal entity organized as a Massachusetts business trust. RIF operates investment portfolios referred to as “Funds.” RIF offers shares of beneficial interest (“Shares”) in the Funds in multiple separate Prospectuses.
The Funds serve as the investment base for a variety of insurance products (the “Policies”) to be issued by one or more insurance companies (each referred to herein as an “Insurance Company”).
This Statement of Additional Information (“SAI”) is not a Prospectus; this SAI should be read in conjunction with the Funds’ Prospectus dated May 1, 2025 and any supplements thereto. You should retain this SAI for future reference.
Capitalized terms not otherwise defined in this SAI shall have the meanings assigned to them in the Prospectus.
This SAI incorporates by reference the Funds’ Annual Report to Shareholders for the year ended December 31, 2024.
A copy of the Funds’ Prospectus, any Prospectus Supplements and Annual Report are available by calling Russell Investments at 1-800-787-7354 to request a copy.
As of the date of this SAI, RIF is comprised of nine Funds. Five of those Funds are described in this SAI.
Fund	Ticker
U.S. Strategic Equity Fund	RIFAX
U.S. Small Cap Equity Fund	RIFBX
Global Real Estate Securities Fund	RIFSX
International Developed Markets Fund	RIFCX
Strategic Bond Fund	RIFDX

TABLE OF CONTENTS

Structure And Governance	1
ORGANIZATION AND BUSINESS HISTORY.	1
SHAREHOLDER MEETINGS.	2
CONTROLLING SHAREHOLDERS.	2
TRUSTEES AND OFFICERS.	2
Operation Of RIF	10
SERVICE PROVIDERS.	10
ADVISER.	10
ADMINISTRATOR.	12
PORTFOLIO MANAGERS.	13
MONEY MANAGERS.	15
CUSTODIAN AND PORTFOLIO ACCOUNTANT.	16
DISTRIBUTOR.	16
TRANSFER AND DIVIDEND DISBURSING AGENT.	16
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	16
CODES OF ETHICS.	16
SECURITIES LENDING.	17
FUND EXPENSES.	18
VALUATION OF FUND SHARES.	18
VALUATION OF PORTFOLIO SECURITIES.	18
PORTFOLIO TURNOVER RATES OF THE FUNDS.	19
DISCLOSURE OF PORTFOLIO HOLDINGS.	20
PROXY VOTING POLICIES AND PROCEDURES.	22
FORUM FOR ADJUDICATION OF DISPUTES.	22
BROKERAGE ALLOCATIONS.	23
BROKERAGE COMMISSIONS.	23
FOREIGN CURRENCY FEES.	26
Investment Restrictions, Policies And CERTAIN INVESTMENTS	27
INVESTMENT RESTRICTIONS.	27
INVESTMENT POLICIES.	28
INVESTMENT STRATEGIES AND PORTFOLIO INSTRUMENTS.	28
Taxes	68
Money Manager Information	70
credit Rating definitions	72
Financial Statements	77
Appendix	78

Structure And Governance
ORGANIZATION AND BUSINESS HISTORY.
RIF was originally organized as a Maryland corporation and, on July 11, 1996, was reorganized as a Massachusetts business trust.
RIF is currently organized and operating under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (the “Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees (“Board” or the “Trustees”) may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of RIF as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of RIF or the Fund, respectively. However, the Trustees may, without the affirmative vote of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of RIF or a Fund by a vote of a majority of the Trustees or written instrument executed by a majority of their number then in office, terminate, liquidate or reorganize any Fund or any class of Shares of any such Fund at any time by written notice to affected shareholders. RIF is a registered open-end management investment company. Each of the Funds is diversified. Under the 1940 Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
RIF is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio - a “Fund.” Each Fund is deemed to be a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of RIF or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the Prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the 1940 Act, the rules thereunder and Securities and Exchange Commission (“SEC”) interpretations thereof.
Under the Master Trust Agreement, the RIF Funds are authorized to issue Shares of beneficial interest in one or more classes. The Funds do not presently offer Shares in multiple classes, although they may do so in the future.
Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that RIF shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.
The Funds’ investment adviser is Russell Investment Management, LLC (“RIM” or the “Adviser”). RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. The Funds divide responsibility for investment advice between RIM and a number of money managers unaffiliated with RIM.
Under the terms of an exemptive order received by RIF from the SEC, Shares of a Fund may be sold to separate accounts of more than one Insurance Company to fund variable life and variable annuity policies. RIF’s Trustees will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. An irreconcilable conflict that is not resolved might result in the withdrawal of a substantial amount of assets, causing a negative impact on net asset value.
Pursuant to claims for exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), RIM is not subject to registration or regulation as a commodity pool operator under the CEA with respect to the Funds.  In order to maintain the exclusion, RIM on behalf of each such Fund must annually affirm to the National Futures Association that RIM and the Fund have met and will continue to meet the conditions necessary to qualify for the exclusion.  If a Fund's transactions require registration as a commodity pool operator and the Fund subsequently operates subject to Commodity Futures Trading Commission (“CFTC”) regulation, it may incur additional expenses.
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SHAREHOLDER MEETINGS.
RIF will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of RIF's outstanding Shares, or (iii) upon the Board’s failure to honor the shareholders’ request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Board will provide the assistance required by the 1940 Act in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each Share of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote.  On any matter which affects only a particular Fund, only Shares of that Fund are entitled to vote. There are no cumulative voting rights.
In connection with an exemptive order which RIF received from the SEC, it has committed to a “pass-through” voting procedure which will generally require an Insurance Company to cast votes at RIF meetings as directed by policyholders, and to cast votes for which it has not received voting instructions from policyholders in the same proportion as those for which instructions have been received. Policyholders should review their prospectus for their Policies to determine their rights and responsibilities, and to ascertain when the Insurance Company may disregard voting instructions.
CONTROLLING SHAREHOLDERS.
The Trustees have the authority and responsibility under applicable state law to direct the management of the business of RIF, and hold office unless they retire (or upon reaching the mandatory retirement age of 75), resign or are removed by, in substance, a vote of two-thirds of the number of Trustees or of RIF Shares outstanding. Insurance Companies that are shareholders of RIF pass through any proxies to be voted to holders of their insurance policies. Under these circumstances, no one person, entity or shareholder “controls” RIF. For a list of shareholders owning 5% or more of the voting Shares of any Fund or more than 25% of the voting Shares of any Fund, please refer to the Appendix at the end of this SAI.
TRUSTEES AND OFFICERS.
The Board of Trustees is responsible under applicable state law for generally overseeing management and operations of the business and affairs of RIF and does not manage operations on a day-to-day basis. The officers of RIF, all of whom are employed by and are officers of RIM or its affiliates, are responsible for the day-to-day management and administration of the Funds’ operations. The Board of Trustees carries out its general oversight responsibilities in respect of the Funds’ operations by, among other things, meeting with RIF management at the Board's regularly scheduled meetings and as otherwise needed and, with the assistance of RIF management, monitoring or evaluating the performance of the Funds’ service providers, including RIM, the Funds’ custodian and the Funds’ transfer agent. As part of this oversight process, the Board of Trustees consults not only with management and RIM, but with RIF's independent auditors, Fund counsel and independent counsel to the Independent Trustees. The Board of Trustees monitors Fund performance as well as the quality of services provided to the Funds. As part of its monitoring efforts, the Board of Trustees reviews Fund fees and expenses in light of, among other things, the nature, scope and overall quality of services provided to the Funds. The Board of Trustees is required under the 1940 Act to review and approve the Funds’ contracts with RIM and RIM's contracts with the money managers.
The Trustees and RIF’s officers may amend the Prospectus, any summary prospectus, the SAI and any contracts to which RIF or a Fund is a party and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Prospectus or SAI. Neither the Prospectus, any summary prospectus, the SAI, any contracts filed as exhibits to RIF’s registration statement, nor any other communications or disclosure documents from or on behalf of RIF creates a contract between a shareholder of a Fund and: (i) RIF; (ii) a Fund; (iii) a service provider to RIF or a Fund; and/or (iv) the Trustees or officers of RIF.
Generally, a Trustee may be removed at any time by a vote of two-thirds of the number of Trustees or of RIF Shares outstanding. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, at least two-thirds of the Trustees have been elected by shareholders. There is one Trustee Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board’s responsibilities.
The Trustees and officers of the Funds also serve in similar positions for funds of funds (the “Funds of Funds”) which invest in different combinations of some of the Funds. Thus, if the interests of a Fund and a Fund of Funds were to diverge, it is possible that a conflict of interest could arise. If such a conflict arises, the Trustees and officers of the affected Funds, respectively, will take all steps they believe reasonable to manage, and where possible, minimize the potential conflict, including possibly by disclosing the conflict to shareholders.
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The Board of Trustees is currently comprised of nine Trustees, one of whom, Vernon Barback, is an Interested Trustee. Mr. Barback serves as Vice Chairman of an affiliate of RIM, the Funds’ adviser, and is thus classified as an Interested Trustee. There are eight Independent Trustees, including Raymond P. Tennison, Jr. and Julie Dien Ledoux, who serve as the Chairman and Vice Chairman of the Board respectively. Mr. Tennison has served as Chairman of the Board since 2021 and Ms. Ledoux has served as Vice Chairman of the Board since 2023. The Board of Trustees has established a standing Audit Committee, a standing Nominating and Governance Committee and a standing Regulatory and Investment Compliance Committee which assist in performing aspects of its role in oversight of the Funds’ operations and are described in more detail in the following paragraphs. The Board’s role in risk oversight of the Funds reflects its responsibility under applicable state law to oversee generally, rather than to manage, the operations of the Funds. In line with this oversight responsibility, the Board receives reports and makes inquiry at its regular meetings and as needed regarding the nature and extent of significant Fund risks (including investment, operational, compliance and valuation risks) that potentially could have a material adverse impact on the business operations, investment performance or reputation of the Funds, but relies upon the Funds’ management (including the Funds’ portfolio managers), the Funds’ Chief Compliance Officer (“CCO”), who reports directly to the Board, and the Adviser (including the Adviser’s Chief Risk Officer (“CRO”)) to assist it in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. Under the Funds' multi-manager structure, the Adviser is responsible for oversight, including risk management oversight, of the services provided by the Funds' money managers, and providing reports to the Board with respect to the money managers. In addition to reports and other information received from Fund management and the Adviser regarding the Funds’ investment program and activities, the Board as part of its risk oversight efforts meets at its regular meetings and as needed with representatives of the Funds’ senior management, including the Funds’ CCO, to discuss, among other things, risk issues and issues regarding the policies, procedures and controls of the Funds. The Board receives quarterly reports from the CCO and the CRO and other representatives of the Funds’ senior management which include information regarding risk issues. The Board may be assisted in performing aspects of its role in risk oversight by the Audit Committee, the Regulatory and Investment Compliance Committee and such other standing or special committees as may be established from time to time by the Board. For example, the Audit Committee of the Board regularly meets with the Funds’ independent public accounting firm to review, among other things, the independent public accounting firm’s comments with respect to the Funds’ financial policies, procedures and internal accounting controls and management’s responses thereto. The Board believes it is not possible to identify all risks that may affect the Funds; it is not practical or cost-effective to eliminate or mitigate all risks; and it is necessary for the Funds to bear certain risks (such as investment-related risks) to achieve their investment objectives. The processes or controls developed to address risks may be limited in their effectiveness and some risks may be beyond the reasonable control of the Board, the Funds, the Adviser, the Adviser’s affiliates or other service providers. Because the Chairman and Vice Chairman of the Board and the Chairman and Vice Chairman (as applicable) of each of the Board’s Audit, Regulatory and Investment Compliance and Nominating and Governance Committees are Independent Trustees, the manner in which the Board administers its risk oversight efforts is not expected to have any significant impact on the Board’s leadership structure. The Board has determined that its leadership structure, including its role in risk oversight, is appropriate given the characteristics and circumstances of the Funds, including such factors as the number of Funds, the Funds’ distribution arrangements and the Funds’ manager of managers structure. In addition, the Board believes that its leadership structure facilitates the independent and orderly exercise of its oversight responsibilities.
RIF's Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee’s current responsibilities. The Audit Committee’s primary functions are: (1) to assist Board oversight of (a) the integrity of the Funds’ financial statements, (b) RIF's compliance with legal and regulatory requirements that relate to financial reporting, as appropriate, (c) the independent registered public accounting firm’s qualifications and independence, and (d) the performance of RIF's independent registered public accounting firm; (2) to oversee RIF's accounting and financial reporting policies and practices and its internal controls; and (3) to act as a liaison between RIF's independent registered public accounting firm and the full Board. The Audit Committee reviews both the audit and non-audit work of RIF's independent registered public accounting firm, submits a recommendation to the Board as to the selection of the independent registered public accounting firm, and pre-approves all audit and non-audit services to be rendered by the independent registered public accounting firm for RIF. It is management’s responsibility to prepare, or oversee the preparation of, the Funds’ financial statements and to maintain appropriate systems for accounting and internal controls and the auditor’s responsibility to plan and carry out a proper audit and to express an opinion on the Funds’ financial statements. Currently, the Audit Committee members are Messrs. Jeremy May and Jack R. Thompson and Mses. Michelle L. Cahoon and Ellen M. Needham, each of whom is an Independent Trustee. For the fiscal year ended December 31, 2024, the Audit Committee held 6 meetings.
RIF's Board of Trustees has adopted and approved a formal written charter for the Regulatory and Investment Compliance Committee, which sets forth the Regulatory and Investment Compliance Committee’s current responsibilities. The Regulatory and Investment Compliance Committee: (1) shall regularly receive, review and consider reports on certain regulatory and
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investment-related compliance and risk matters regarding the operation of the Funds, separately and as a whole; (2) shall review with RIM and its affiliates the kind, scope, and format of, and the time periods covered by the reports provided to the Committee; (3) may review with RIM and its affiliates such other regulatory and investment-related compliance matters that are related to the operation of the Funds as the Committee may deem to be necessary or appropriate; and (4) may meet with any officer of RIF, or officer or other representative of RIM, any money manager to a Fund or other service provider to RIF. Currently, the Regulatory and Investment Compliance Committee members are Messrs. Vernon Barback, Michael Day and Raymond P. Tennison, Jr. and Mses. Julie Dien Ledoux and Jeannie Shanahan. For the fiscal year ended December 31, 2024, the Regulatory and Investment Compliance Committee held 4 meetings.
RIF's Board of Trustees has adopted and approved a formal written charter for the Nominating and Governance Committee, which sets forth the Nominating and Governance Committee’s current responsibilities. The primary functions of the Nominating and Governance Committee are to: (1) nominate and evaluate individuals for Trustee membership on the Board, including individuals who are not interested persons of RIF for Independent Trustee membership; (2) supervise an annual assessment by the Trustees taking into account such factors as the Committee may deem appropriate; (3) review the composition of the Board; (4) review Independent Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. In evaluating all candidates for membership on the Board, the Nominating and Governance Committee considers, among other factors that it may deem relevant: whether or not the person is willing and able to commit the time necessary for the performance of the duties of a Trustee; whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee; the contribution which the person may be expected to make to the Board and RIF, with consideration being given to the person’s business and professional experience, board experience, education, diversity and such other factors as the Committee, in its sole judgment, may consider relevant; and the character and integrity of the person. In identifying and evaluating Independent Trustee candidates, the Nominating and Governance Committee considers factors it deems relevant which include: whether or not the person is an “interested person” as defined in the 1940 Act and whether the person is otherwise qualified under applicable laws and regulations to serve on the Board of Trustees of RIF; whether or not the person has any relationship that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser of the Funds, Fund service providers or their affiliates; whether or not the person serves on boards of, or is otherwise affiliated with, competing organizations or funds; and the character and integrity of the person and the contribution which the person can make to the Board. The Nominating and Governance Committee does not have a formal diversity policy but it may consider diversity of professional experience, education and skills when evaluating potential nominees. The Committee will not consider nominees recommended by shareholders of the Funds. Currently, the Nominating and Governance Committee members are Messrs. Jeremy May, Raymond P. Tennison, Jr. and Jack R. Thompson and Ms. Julie Dien Ledoux, each of whom is an Independent Trustee. For the fiscal year ended December 31, 2024, the Nominating and Governance Committee held 2 meetings.
Independent Trustees are paid an annual retainer. Meeting attendance fees are paid for meetings of the Nominating and Governance Committee and for special Board meetings related to consideration or approval of new investment advisory agreements required as a result of any future change of control of RIM. Chairperson and vice-chairperson fees are paid at the Board and Committee levels. In addition, Independent Trustees are reimbursed for any travel and other expenses incurred in attending Board and Committee meetings. The Trust's officers are paid by RIM or its affiliates.
Each Trustee was selected to join the Board based upon a variety of factors, including, but not limited to, the Trustee’s background, business and professional experience, qualifications and skills. No factor, by itself, has been controlling in the selection evaluations.
The following tables provide information for each officer and Trustee of the Russell Investments fund complex. The Russell Investments fund complex consists of the Trust, Russell Investment Company (“RIC”), a registered investment company which has 29 mutual funds, Russell Investments Exchange Traded Funds (“RIETF”), a registered investment company which has five exchange traded funds, the Russell Investments Strategic Credit Fund (“RISCF”), a registered closed-end investment company operating as an “interval fund,” and the Russell Investments New Economy Infrastructure Fund (“RINEIF”), a registered closed-end investment company operating as an “interval fund.” Each of the Trustees is a trustee of the Trust, RIC, RIETF, RISCF and RINEIF. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the officers.
Each Trustee possesses the following specific attributes: Ms. Cahoon has had experience as the senior financial executive of other investment companies and their investment adviser and distributor, as well as a certified public accountant who previously provided audit services in the financial sector at a multi-national accounting firm and has been determined by the Board to be an “audit committee financial expert”; Mr. Day has had experience as an executive-level leader in corporate finance and accounting, as a member of the boards of other companies and non-profit organizations, and as a certified public
4

accountant; Ms. Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. May has had business, financial services, accounting and investment management experience as a senior executive and board member of financial services, investment management and other organizations, as well as experience as a board member of other investment companies and as a certified public accountant; Ms. Needham has had experience in executive management roles with other financial services institutions and has had experience as a member of the board of trustees of other investment companies; Ms. Shanahan has had financial, risk management, governance and compliance experience in highly regulated industries as a senior executive at large financial institutions, and as a member of the board of a non-profit organization; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Barback has had experience as a senior executive of other financial services companies with responsibility for investment, financial, and operational matters affecting asset managers and related service providers. As a senior officer of an affiliate of RIM, Mr. Barback is in a position to provide the Board with such entity’s perspectives on the management, operations and distribution of the RIC and RIF Funds.
Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Investments Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEE
Vernon Barback# Born August 24, 1956 1301 Second Avenue, 18th Floor, Seattle, WA 98101	●President and Chief Executive Officer since 2022 ●Trustee since 2021	●Until successor is chosen and qualified by Trustees ●Until successor is duly elected and qualified	●President and CEO, RIC and RIF ●Vice Chairman, Russell Investments ●From 2022 to 2024, Chief Operating Officer, Russell Investments ●From 2021 to 2022, Chief Administrative Officer, Russell Investments ●From 2019 to 2021, Vice Chairman, Russell Investments ●Until 2020, Director, NorthStar Topco, LLC (technology and services outsourcing company)	45	●Until 2020, Director of NorthStar Topco, LLC (technology and services outsourcing company)
*
Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be granted by the Board to the Trustee.
#
Mr. Barback is Vice Chairman of an affiliate of RIM and is therefore an Interested Trustee.
Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Investments Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Michelle L. Cahoon Born July 5, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Trustee since 2021 ●Chairman of the Audit Committee since 2023	●Until successor is duly elected and qualified ●Until successor is duly elected and qualified	●Retired ●Trustee and Audit Committee Chair Fairway Private Equity & Venture Capital Opportunities Fund (investment company)	45	●Trustee and Audit Committee Chair Fairway Private Equity & Venture Capital Opportunities Fund (investment company)
5

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Investments Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Michael Day Born October 23, 1957 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Trustee since 2021	●Until successor is duly elected and qualified	●From 2019 to 2023, President and Chief Executive Officer, Topa Insurance Group (insurance company)	45
●From 2016 to
2023, Director,
Topa Insurance
Group (insurance
company)
●From 2020 to
2022, Director,
Puppet, Inc.
(information
technology
company)
●Director, Somos,
Inc. (information
technology
company)

Julie Dien Ledoux Born August 17, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Trustee since 2019 ●Vice Chairman since 2023	●Until successor is duly elected and qualified ●Approved Annually	●Retired	45	None
Jeremy May Born March 30, 1970 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Trustee since 2021	●Until successor is duly elected and qualified	●Founder and Chief Executive Officer, Paralel Technologies LLC (information technology company) ●Until 2024, Director, TFIN.AI LLC (financial services company) ●Until March 2021, Chief Operating Officer of Magnifi LLC (information technology company)	45
●Independent
Trustee and
Chairman, New
Age Alpha Funds
Trust and New
Age Alpha
Variable Funds
Trust (investment
companies)
●Until 2024,
Director, TFIN.AI
LLC (financial
services
company)
●Trustee and
Chairman of Bow
River Capital
Evergreen Fund
(investment
company)
●Until November
2022, Trustee and
Chairman of New
Age Alpha ETF
Trust (investment
company)
●Until March
2021, Interested
Director of
Reaves Utility
Income Trust
(investment
company)
●Until February
2021, Interested
Director of ALPS
Series Trust
(investment
company)

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Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Investments Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Ellen M. Needham Born January 4, 1967 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Trustee since 2024	●Until successor is duly elected and qualified	●Retired ●Until 2023, Senior Managing Director, State Street Global Advisors; Chairman, SSGA Funds Management, Inc.; President and Director, SSGA Funds Management, Inc., and Director, State Street Global Advisors, Funds Distributors, LLC (financial services companies)	45
●Trustee of The
2023 ETF Series
Trust (investment
company)
●Trustee of The
2023 ETF Series
Trust II
(investment
company)
●Until 2023,
Interested Trustee
of State Street
Navigator
Securities
Lending Trust,
State Street
Institutional
Investment Trust,
State Street
Institutional
Funds, State
Street Master
Funds, SSGA
Funds and Elfun
Funds
(investment
companies)
●Until 2023,
Interested
Director of State
Street Variable
Insurance Series
Funds, Inc.
(investment
company)

Jeannie Shanahan Born February 15, 1964 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Trustee since 2021 ●Chairman of the Regulatory and Investment Compliance Committee since 2023	●Until successor is duly elected and qualified ●Until successor is duly elected and qualified	●Until 2021, President of Twin Star Consulting, LLC (consulting company)	45	None
Raymond P. Tennison, Jr. Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Trustee since 2000 ●Chairman since 2021	●Until successor is duly elected and qualified ●Approved Annually	●Retired	45	None
Jack R. Thompson Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Trustee since 2005 ●Chairman of the Nominating and Governance Committee since 2021	●Until successor is duly elected and qualified ●Until successor is duly elected and qualified	●Retired	45	None
*
Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be granted by the Board to the Trustee.
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Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Vernon Barback Born August 24, 1956 1301 Second Avenue, 18th Floor, Seattle, WA 98101	●President and Chief Executive Officer since 2022	●Until successor is chosen and qualified by Trustees
●President and CEO, RIC, RIF, RIETF, RISCF and RINEIF
●Vice Chairman, Russell Investments
●From 2022 to 2024, Chief Operating Officer, Russell
Investments
●From 2021 to 2022, Chief Administrative Officer, Russell
Investments
●From 2019 to 2021, Vice Chairman, Russell Investments
●Until 2020, Director, NorthStar Topco, LLC (technology
and services outsourcing company)

Cheryl Wichers Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Chief Compliance Officer since 2005	●Until removed by Independent Trustees	●Chief Compliance Officer, RIC, RIF, RIETF, RISCF and RINEIF ●Chief Compliance Officer, Russell Investments Fund Services, LLC (“RIFUS”) ●Chief Compliance Officer, Venerable Variable Insurance Trust
Kari Seabrands Born September 9, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Treasurer, Chief Accounting Officer and Chief Financial Officer since 2023	●Until successor is chosen and qualified by Trustees
●Senior Director, Head of Global Fund Services, Russell
Investments
●Until 2023, Director, Fund Administration, Russell
Investments
●Treasurer, Chief Accounting Officer and Chief Financial
Officer, RIC, RIF, RIETF, RISCF and RINEIF
●Director, Russell Investments Financial Services, LLC
(“RIFIS”) and RIFUS

Kate El-Hillow Born August 17, 1974 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Chief Investment Officer since 2021	●Until removed by Trustees
●Chief Investment Officer and President, Russell
Investments
●Chief Investment Officer, RIC, RIF, RIETF, RISCF and
RINEIF
●President, RIM
●Until 2021, Deputy Chief Investment Officer, Senior
Portfolio Manager, Head of Strategy Selection and Head of
Portfolio Management & Risk, Goldman Sachs

Mary Beth Albaneze Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	●Secretary and Chief Legal Officer since 2010	●Until successor is chosen and qualified by Trustees	●Associate General Counsel, Russell Investments ●Secretary, RIM, RIFUS and RIFIS ●Secretary and Chief Legal Officer, RIC, RIF, RIETF, RISCF and RINEIF ●Secretary, U.S. One, LLC
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Trustee Compensation Table
For The Fiscal Year Ended December 31, 2024
[To Be Updated By Amendment]
	AGGREGATE COMPENSATION FROM RIF	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF RIF EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM RIF AND RUSSELL INVESTMENTS FUND COMPLEX PAID TO TRUSTEES
INTERESTED TRUSTEE
Vernon Barback	N/A	N/A	N/A	N/A
INDEPENDENT TRUSTEES
Michelle L. Cahoon	$[ ]	$[ ]	$[ ]	$[ ]
Michael Day	$[ ]	$[ ]	$[ ]	$[ ]
Julie Dien Ledoux	$[ ]	$[ ]	$[ ]	$[ ]
Jeremy May	$[ ]	$[ ]	$[ ]	$[ ]
Ellen M. Needham[1]	$[ ]	$[ ]	$[ ]	$[ ]
Jeannie Shanahan	$[ ]	$[ ]	$[ ]	$[ ]
Raymond P. Tennison, Jr.	$[ ]	$[ ]	$[ ]	$[ ]
Jack R. Thompson	$[ ]	$[ ]	$[ ]	$[ ]
1 Ms. Needham became a Trustee on July 1, 2024.
Equity Securities Beneficially Owned By Trustees
AS OF The Calendar Year Ended December 31, 2024
[To Be Updated By Amendment]
	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN RUSSELL INVESTMENTS FUND COMPLEX
INTERESTED TRUSTEE
Vernon Barback	[ ]	[ ]
INDEPENDENT TRUSTEES
Michelle L. Cahoon	[ ]	[ ]
Michael Day	[ ]	[ ]
Julie Dien Ledoux	[ ]	[ ]
Jeremy May	[ ]	[ ]
Ellen M. Needham[1]	[ ]	[ ]
Jeannie Shanahan	[ ]	[ ]
Raymond P. Tennison, Jr.	[ ]	[ ]
Jack R. Thompson	[ ]	[ ]

1 Ms. Needham became a Trustee on July 1, 2024.
9

Operation Of RIF
SERVICE PROVIDERS.
RIF's principal service providers are:
Adviser	Russell Investment Management, LLC (“RIM”)
Administrator and Transfer and Dividend Disbursing Agent	Russell Investments Fund Services, LLC (“RIFUS”)
Money Managers	Multiple professional discretionary and/or non-discretionary investment management organizations
Custodian and Portfolio Accountant	State Street Bank and Trust Company
Distributor and Principal Underwriter	Russell Investments Financial Services, LLC (“RIFIS”)
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP
The Trustees, on behalf of RIF, enter into service agreements with RIM, RIFUS and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of RIF and the Funds. Shareholders are not third-party beneficiaries of such agreements.
ADVISER.
The Funds’ investment adviser is RIM, 1301 Second Avenue, 18th Floor, Seattle, WA 98101. RIM was established in 1982 and pioneered the “multi-style, multi-manager” investment method in mutual funds. As of December 31, 2024, RIM managed over $41.6 billion in registered fund portfolios. RIM provides or oversees the provision of all investment advisory and portfolio management services and makes the day-to-day investment decisions for the Funds. In rendering investment advisory services to certain Funds, RIM may use the portfolio management, research or other resources of a foreign (non-U.S.) affiliate of RIM and may provide services to a Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC. Under this relief, U.S. registered investment advisers are allowed to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.
RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., through which the limited partners of certain private equity funds affiliated with TA Associates Management, L.P. (“TA Associates”) (the “TA Funds”) indirectly have a majority ownership interest through alternative investment vehicles (the “TA Alternative Investment Vehicles”) and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) (the “Reverence Capital Funds”) indirectly have a significant minority controlling ownership interest through certain Reverence Capital Funds and alternative investment vehicles (the “Reverence Capital Entities”) in RIM and its affiliates (“Russell Investments”). The TA Alternative Investment Vehicles are ultimately controlled by TA Associates Cayman, LLC, and the Reverence Capital Entities are ultimately controlled by Milton Berlinski, Alexander Chulack and Peter Aberg. TA Associates is one of the oldest and most experienced global growth private equity firms. Reverence Capital is a private investment firm, focused on investing in leading financial services companies. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC, also hold minority, non-controlling positions in Russell Investments Group, Ltd.
For all Funds, subject to the approval of the Funds’ Board, RIM selects, oversees and evaluates the performance results of the Funds’ money managers and allocates a portion of Fund assets among multiple money manager investment strategies. RIM may change a Fund’s asset allocation at any time, including not allocating Fund assets to one or more money manager strategies. A money manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of Fund assets to manage directly and selects the individual portfolio instruments for the assets assigned to it, (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Fund or (3) both a discretionary and non-discretionary assignment.  RIM does not evaluate the investment merits of a money manager’s individual security selections or recommendations.  Money managers are unaffiliated with RIM. RIM manages Fund assets not allocated to money manager strategies. RIM also manages the portion of Fund assets for which a Fund's non-discretionary money
10

managers provide model portfolios to RIM and each Fund’s cash balances. RIM may also manage portions of a Fund during transitions between money managers. RIM, as agent for RIF, pays the money managers’ fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to RIM. The remainder of the advisory fee is retained by RIM as compensation for the services described above and to pay expenses.
Each Fund pays the following annual advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each Fund:
Fund	Asset Level	Fee
U.S. Strategic Equity Fund	All assets	0.73%
U.S. Small Cap Equity Fund	All assets	0.90%
Global Real Estate Securities Fund	All assets	0.80%
International Developed Markets Fund	All assets	0.90%
Strategic Bond Fund	All assets	0.55%
Each Fund invests its cash reserves in an unregistered cash management fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund.
The Funds paid RIM the following advisory fees (gross of reimbursements and/or waivers) for the fiscal years ended December 31, 2024, 2023 and 2022, respectively:
[To Be Updated By Amendment]
	$ Amount Paid			Annual Rate (as a % of average daily net assets)
Fund	2024	2023	2022	2024	2023	2022
U.S. Strategic Equity Fund	$[ ]	$3,725,653	$3,780,650	[ ]%	0.73%	0.73%
U.S. Small Cap Equity Fund	[ ]	1,858,867	1,978,904	[ ]	0.90	0.90
Global Real Estate Securities Fund	[ ]	7,010,724	7,557,465	[ ]	0.80	0.80
International Developed Markets Fund	[ ]	2,995,442	2,937,197	[ ]	0.90	0.90
Strategic Bond Fund	[ ]	4,710,660	4,994,482	[ ]	0.55	0.55
RIM has contractually agreed to waive and/or reimburse all or a portion of its advisory fees for certain Funds.  These arrangements are not part of the Advisory Agreement with RIF and may be changed or discontinued. The following paragraphs list the current waivers and those that were in effect during the last three fiscal years. With respect to such waivers, direct Fund-level expenses do not include infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. In addition, each waiver may not be terminated during the relevant period except with Board approval.
Current Waivers:
[To Be Updated By Amendment]
For the U.S. Strategic Equity Fund, RIM has contractually agreed to waive, until April 30, 2025, 0.04% of its advisory fee.
For the U.S. Small Cap Equity Fund, RIM has contractually agreed to waive, until April 30, 2025, up to the full amount of its advisory fee for the Fund and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 1.05% of the average daily net assets of the Fund on an annual basis.
For the International Developed Markets Fund, RIM has contractually agreed to waive, until April 30, 2025, 0.02% of its advisory fee.
For the Strategic Bond Fund, RIM has contractually agreed to waive, until April 30, 2025, 0.01% of its advisory fee.
Past Waivers:
[To Be Updated By Amendment]
11

For the U.S. Strategic Equity Fund, RIM contractually agreed to waive, from February 29, 2024 to April 30, 2025, 0.04% of its advisory fee. From June 1, 2023 to February 29, 2024, RIM contractually agreed to waive 0.02% of its advisory fee. The total amount of the waiver for the fiscal years ended December 31, 2023 and 2024 was $61,516 and $[ ], respectively. As a result of the waiver, the Fund paid advisory fees of $3,664,137 and $[ ] for the fiscal years ended December 31, 2023 and 2024, respectively.
For the U.S. Small Cap Equity Fund, RIM contractually agreed to waive, from May 1, 2024 to April 30, 2025, up to the full amount of its advisory fee for the Fund and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 1.05% of the average daily net assets of the Fund on an annual basis. From June 1, 2022 to April 30, 2024, RIM contractually agreed to waive 0.04% of its advisory fee. From May 1, 2022 to May 31, 2022, RIM contractually agreed to waive 0.015% of its advisory fee. The total amount of the waiver for the fiscal years ended December 31, 2022, 2023 and 2024 was $[ ], $82,616 and $[ ], respectively. As a result of the waiver, the Fund paid advisory fees of $[ ], $1,776,251 and $[ ] for the fiscal years ended December 31, 2022, 2023 and 2024, respectively.
For the International Developed Markets Fund, RIM contractually agreed to waive, from May 1, 2022 to April 30, 2025, 0.02% of its advisory fee. The total amount of the waiver for the fiscal years ended December 31, 2022, 2023 and 2024 was $[ ], $66,565 and $[ ], respectively. As a result of the waiver, the Fund paid advisory fees of $[ ], $2,928,877 and $[ ] for the fiscal years ended December 31, 2022, 2023 and 2024, respectively.
For the Strategic Bond Fund, RIM contractually agreed to waive, from June 1, 2024 to April 30, 2025, 0.01% of its advisory fee. The total amount of the waiver for the fiscal year ended December 31, 2024 was $[ ]. As a result of the waiver, the Fund paid advisory fees of $[ ] for the fiscal year ended December 31, 2024.
From its advisory fees, RIM, as agent for RIF pays all fees to the money managers of the Funds for their investment advisory services. The table in the section entitled “Money Managers” sets forth the fees paid to money managers of the Funds. The following table sets forth the advisory fees retained by RIM with respect to the Funds, net of fees paid to the money managers of the Funds, for the fiscal years ended December 31, 2024, 2023 and 2022, respectively, but does not reflect RIM advisory fee waivers and expense reimbursements.
[To Be Updated By Amendment]
	$ Amount Retained			Annual rate (as a % of average daily net assets)
Fund	2024	2023	2022	2024	2023	2022
U.S. Strategic Equity Fund	$[ ]	$3,244,173	$3,421,975	[ ]%	0.64%	0.66%
U.S. Small Cap Equity Fund	[ ]	1,337,522	1,425,966	[ ]	0.65	0.65
Global Real Estate Securities Fund	[ ]	5,721,727	6,155,983	[ ]	0.65	0.65
International Developed Markets Fund	[ ]	2,583,934	2,515,865	[ ]	0.78	0.77
Strategic Bond Fund	[ ]	4,325,408	4,614,312	[ ]	0.51	0.51
ADMINISTRATOR.
RIFUS, with the assistance of RIM and its affiliates, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds’ business and to supervise the provision of services by certain third parties such as the custodian. RIFUS, like RIFIS (the Funds’ distributor), is a wholly-owned subsidiary of RIM (the Funds’ adviser).
Each Fund pays an administrative fee directly to RIFUS, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by RIFUS pursuant to an Administrative Agreement for an annual fee of up to 0.05% of the average daily net asset value of each Fund.
Each Fund invests its cash reserves in an unregistered cash management fund administered by RIFUS. RIFUS charges a 0.05% administrative fee to the unregistered fund.
The Funds paid RIFUS the following administrative fees (gross of reimbursements and/or waivers) for the fiscal years ended December 31, 2024, 2023 and 2022, respectively.
12

[To Be Updated By Amendment]
	$ Amount Paid			Annual Rate (as a % of average daily net assets)
Fund	2024	2023	2022	2024	2023	2022
U.S. Strategic Equity Fund	$[ ]	$255,182	$258,949	[ ]%	0.05%	0.05%
U.S. Small Cap Equity Fund	[ ]	103,270	109,939	[ ]	0.05	0.05
Global Real Estate Securities Fund	[ ]	438,170	472,341	[ ]	0.05	0.05
International Developed Markets Fund	[ ]	166,413	163,178	[ ]	0.05	0.05
Strategic Bond Fund	[ ]	428,242	454,044	[ ]	0.05	0.05
There are no current or past administrative fee waivers for the Funds for the fiscal years ended December 31, 2024, 2023 and 2022, respectively.
PORTFOLIO MANAGERS.
The RIM Managers (RIM’s employees who manage the RIF Funds, oversee the Funds' asset allocations and have primary responsibility for the management of the RIF Funds) are compensated by RIM with salaries, annual incentive awards (paid in cash and/or awarded as part of an equity incentive plan) and profit-sharing contributions. Salaries are fixed annually and are driven by the marketplace. Although compensation is not directly affected by an increase in Fund assets, RIM Managers are responsible for aiding in client retention and assistance in RIM assets under management growth.
Annual incentive awards for the RIM Managers of the RIF Funds are assessed by senior management based on the following:
●
Qualitative measures, such as a RIM Manager’s quality of decisions made for the accounts, contributions to client services efforts and improvement of RIM’s investment process. RIM Managers are evaluated on the performance of the total portfolio and all related decisions, for example, money manager selection, timing of money manager change decisions, direct investment activities and risk management.
●
Quantitative measures (fund performance). RIM Managers receive a quantitative performance assessment score for the Funds they manage. Fund performance is measured relative to the Fund's primary or secondary benchmarks and relative to senior management approved peer groups as indicated below. The score is predominantly based on 1-year and 3-year measurement horizons. A 2-year horizon may be used for a Fund that does not have 3-years of performance history.  For each RIF Fund, except the Global Real Estate Securities Fund, performance is generally assessed 50% relative to the Fund's primary or secondary index benchmark and 50% relative to the Fund's relevant peer group.  For the Global Real Estate Securities Fund, performance is generally assessed relative to the Fund's index benchmark. In determining the relevant peer group, senior management assigns the peer group which in their judgment most closely represents the habitat of the Fund. The RIM Manager does not choose the peer group.  The peer group assigned by senior management matches the assigned Morningstar peer group for all RIF Funds.
RIM Managers may be responsible for one or more funds. In determining annual incentive awards, fund weightings for RIM Managers who are responsible for more than one fund are determined at the beginning of each yearly assessment period and signed off by the Managing Director, Head of Portfolio Management (“Head of PM”). These funds and the assessment weighting for each fund are recorded in a central system at the beginning of the assessment period. Each fund may have an equal weight, could be asset weighted, could be a combination of the two, or could be a custom set of applicable weights. Importantly, the assessment weighting for each fund is approved by the Head of PM at the beginning of the assessment period. The central system tracks the performance of the allocations throughout the assessment period and delivers a score at the end of the period to be used in the RIM Manager’s evaluation.
As of May 1, 2025, the market indexes and peer group averages used for the RIM Managers' quantitative performance assessment for the Funds are as follows:
U.S. Strategic Equity Fund	Russell 1000® Index Morningstar Insurance Fund Large Blend
U.S. Small Cap Equity Fund	Russell 2000® Index Morningstar Insurance Fund Small Blend
Global Real Estate Securities Fund	FTSE EPRA Nareit Developed Index (net of tax on dividends from foreign holdings)
13

International Developed Markets Fund	International Developed Markets Linked Benchmark[1] Morningstar Insurance Fund Foreign Large Blend
Strategic Bond Fund	Bloomberg U.S. Aggregate Bond Index Morningstar Insurance Fund Intermediate Term Bond
1
The International Developed Markets Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) from January 1, 2014 through December 31, 2017, and the returns of the MSCI World ex USA Index (net of tax on dividends from foreign holdings) thereafter.
RIM Manager evaluations, salary and annual incentive award recommendations are conducted and reviewed by the Head of PM. Russell Investments’ compensation committee approves salaries and annual incentive awards after the Head of PM’s recommendations have been reviewed by the Chief Investment Officer.
The equity incentive plan provides key professionals with shares and/or options, the values of which are tied to Russell Investments' financial performance. Awards under the equity incentive plan are based on the expected future contribution to the success of Russell Investments and vest over a number of years. Based on Russell Investments’ Board of Directors’ approval, the shares may also be eligible for dividend payments. The market value of the equity incentive plan is reviewed and approved annually by Russell Investments’ Board of Directors.
RIM Managers earning over a specified amount of total cash compensation (salary plus annual incentive awards) are eligible to participate in the Deferred Compensation Plan. The Deferred Compensation Plan allows the RIM Manager to voluntarily elect to defer receipt of a portion of his/her cash compensation for a given year. Deferred amounts are placed at the RIM Manager’s discretion in either a retirement or scheduled withdrawal account with distributions made accordingly.
For the profit sharing plan, contributions by Russell Investments will be made at the discretion of Russell Investments’ Board of Directors based on a profitability assessment (which may include factors in addition to achieving the operating profit plan). The annual determination of whether or not Russell Investments’ profitability warrants a discretionary contribution will be solely within the Russell Investments’ Board of Directors’ discretion and not based on a static formula. Russell Investments matches employee contributions to the profit sharing plan up to 5% of eligible base pay.
Equity Securities Beneficially Owned By Rim Managers In The Funds
They Manage AS OF The Fiscal Year Ended December 31, 2024
[To Be Updated By Amendment]
RIM Managers Of The Funds	Dollar Range Of Equity Securities In The Funds Managed By The RIM Manager
Jon Eggins	[ ]	International Developed Markets Fund
Bruce A. Eidelson	[ ]	Global Real Estate Securities Fund
Nick Haupt	[ ]	U.S. Strategic Equity Fund
	[ ]	U.S. Small Cap Equity Fund
Jordan McCall	[ ]	International Developed Markets Fund
Patrick Nikodem	[ ]	Global Real Estate Securities Fund
Brian Pringle	[ ]	Strategic Bond Fund
Megan Roach	[ ]	U.S. Strategic Equity Fund
	[ ]	U.S. Small Cap Equity Fund
Riti Samanta	[ ]	Strategic Bond Fund

RIM Managers typically manage multiple portfolios. These portfolios may include mutual funds, exchange traded funds, interval funds, separate accounts, unregistered funds and commingled trusts. Russell Investments’ investment process, which includes money manager selection and proprietary asset allocation, is guided by the principle that all portfolios will be treated in a fair and equitable manner. To adhere to this guiding principle, RIM Managers follow a process of constructing portfolios in accordance with regulatory and investment guidelines and then selecting money managers to fulfill those needs.
14

Specifically, RIM Managers make money manager selection and allocation decisions for each portfolio based on a variety of factors relevant to that portfolio. The investment process dictates that RIM Managers utilize RIM’s manager research analysis and manager rankings to assist in selecting the most suitable money manager(s) to meet the unique investment needs of the various portfolios they manage.
 At the core of Russell Investments’ investment process is a robust oversight and peer review program for money manager selection. It includes the hiring, termination and retention of money managers.  This process is overseen by Russell Investments’ Investment Strategy Committee (“ISC”) and the Head of PM.
Occasionally, a particular money manager may restrict the total amount of capacity they will allocate to Russell Investments portfolios. If, however, the total allocation is too small to be shared in a meaningful size across all Russell Investments portfolios or if the money manager restricts the absolute number of assignments they will accept from Russell Investments, it is the RIM Manager’s responsibility to determine which portfolios receive the allocation. In cases where a RIM Manager is managing multiple portfolios and must allocate a manager differently across her/his funds, or multiple RIM Managers must allocate the same manager differently across their funds, both the Head of PM and the ISC must review and ratify the recommendations.
[To Be Updated By Amendment]
Other Accounts Managed By Rim Managers
And Assets Under Management In The Accounts
As Of December 31, 2024
RIM Manager	Number of Registered Investment Companies	Assets Under Management (in millions)	Number of Pooled Investment Vehicles	Assets Under Management (in millions)	Other Types of Accounts	Assets Under Management (in millions)	Asset Total (in millions)
Jon Eggins	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]	$ [ ]
Bruce A. Eidelson	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]	$ [ ]
Nick Haupt	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]	$ [ ]
Jordan McCall	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]	$ [ ]
Patrick Nikodem	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]	$ [ ]
			[ ]*	$ [ ]*
Brian Pringle	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]	$ [ ]
Megan Roach	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]	$ [ ]
Riti Samanta	[ ]	$ [ ]	[ ]	$ [ ]	[ ]	$ [ ]	$ [ ]
[* These accounts, which are a subset of the preceding row, are those for which the advisory fee is based on the performance of the account.]
MONEY MANAGERS.
The Funds’ money managers are discretionary or non-discretionary managers for a portion of a Fund's portfolio. The money managers are not affiliates of RIF or RIM. Some money managers (and their affiliates) may effect brokerage transactions for the Funds (see “Brokerage Allocations” and “Brokerage Commissions”). Money managers may serve as advisers or discretionary and/or non-discretionary managers for Russell Investments Trust Company, other investment vehicles sponsored or advised by RIM or its affiliates, consulting clients of RIM, offshore vehicles and/or for accounts which have no business relationship with RIM or its affiliates.
From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Money manager fees are determined through arm’s-length negotiations with RIM. These negotiations take into account, among other factors, the anticipated nature and quality of services to be rendered, the current and expected future level of business with the money manager, and fees charged by the money manager and other money managers for services provided to funds and accounts with similar investment mandates. Typically, a sliding fee scale corresponding to future levels of assets is agreed upon to reflect economies of scale that may be achieved as a result of cash inflows or market appreciation. RIM periodically reviews money manager fee levels and renegotiates these agreements as appropriate. Quarterly, each money manager is paid the pro rata portion of an annual fee, which is typically based on the average for the quarter of all the assets with respect to which the money manager provides its services. For the Funds' fiscal years ended December 31, 2024, 2023 and 2022, fees paid to the money managers of the Funds were:
15

[To Be Updated By Amendment]
	$ Amount Paid			Annual rate (as a % of average daily net assets)
Fund	2024	2023	2022	2024	2023	2022
U.S. Strategic Equity Fund	$[ ]	$481,480	$358,675	[ ]%	0.09%	0.07%
U.S. Small Cap Equity Fund	[ ]	521,345	552,938	[ ]	0.25	0.25
Global Real Estate Securities Fund	[ ]	1,288,997	1,401,482	[ ]	0.15	0.15
International Developed Markets Fund	[ ]	411,508	421,332	[ ]	0.12	0.13
Strategic Bond Fund	[ ]	385,252	380,170	[ ]	0.04	0.04
Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may benefit as a result of brokerage commissions received by their broker-dealer affiliates that execute portfolio transactions for the Funds.
CUSTODIAN AND PORTFOLIO ACCOUNTANT.
State Street Bank and Trust Company (“State Street”) serves as the custodian and fund accountant for RIF. As custodian, State Street is responsible for the safekeeping of the Funds’ assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for each Fund for regulatory and financial reporting purposes. The mailing address for State Street is: 1776 Heritage Drive, North Quincy, MA 02171.
DISTRIBUTOR.
Russell Investments Financial Services, LLC (the “Distributor” or “RIFIS”) serves as the distributor of RIF Shares. The Distributor receives no compensation from RIF for its services.
The Distributor distributes shares of the Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund Shares. The Distributor is a wholly-owned subsidiary of RIM and its mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.
TRANSFER AND DIVIDEND DISBURSING AGENT.
RIFUS serves as the transfer and dividend disbursing agent for RIF. For this service, RIFUS is paid a fee for transfer agency and dividend disbursing services provided to RIF. RIFUS retains a portion of this fee for its services provided to RIF and pays the balance to unaffiliated agents who assist in providing these services. RIFUS’s mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
PricewaterhouseCoopers LLP (“PwC”) serves as the Independent Registered Public Accounting Firm of RIF. PwC is responsible for performing annual audits of the financial statements of the Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States) and providing federal tax return preparation services and other tax compliance services. The mailing address of PwC is 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101.
CODES OF ETHICS.
RIF, RIM, the Distributor and each money manager have each adopted a code of ethics which complies in all material respects with applicable law and which is intended to protect the interests of each Fund's shareholders. The codes of ethics are designed to prevent affiliated persons of RIF, RIM, the Distributor and the money managers from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics generally permit investment personnel to trade securities for their own account, including securities that may be purchased or held by a Fund, subject to restrictions on personal securities trading specified in the applicable code of ethics. Each code of ethics has been filed with the SEC and may be viewed by the public.
Because each money manager is an entity not affiliated with RIF or RIM, RIM relies on each money manager to monitor the personal trading activities of the money manager’s personnel in accordance with that money manager’s code of ethics. Each money manager provides RIM with a quarterly certification of the money manager’s compliance with its code of ethics and a report of any significant violations of its code.
16

SECURITIES LENDING.
Certain Funds may lend securities to other parties (typically brokers, dealers, banks or other financial institutions) who may need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. The borrower provides the Fund with collateral in an amount at least equal to the value of the securities loaned. By lending its portfolio securities, a Fund attempts to increase its net investment income through the receipt of negotiated fees on the securities lent.
Each Fund retains most rights of beneficial ownership, including interest or other distributions on the loaned securities. Any gain or loss in the market price of the securities lent that occurs during the term of the loan would be for the account of the Fund. Voting rights may pass with the lending. A Fund may recall loans to vote proxies if a material issue affecting the investment is to be voted upon. Payments received by a Fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for purposes of determining what portion of a Fund’s dividends received by a Fund and distributed to its shareholders may be taxed at the rates generally applicable to long-term capital gains.
If the borrower defaults on its obligations to return the securities lent because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays could be greater for foreign securities. If a Fund is not able to recover the securities lent, a Fund may sell the collateral and purchase a replacement security in the market. The value of the collateral could decrease below the value of the replacement security or the value of the replacement security could increase above the value of the collateral by the time the replacement security is purchased.
As securities lending agent for the Funds, Goldman Sachs Agency Lending (“GSAL”) administers the Funds’ securities lending program. In this capacity, GSAL performs a variety of services. These services include arranging the securities loans with approved borrowers, collecting collateral intended to secure the obligations of each borrower and marking to market daily the value of loaned securities, negotiating borrower and loan agreements, reviewing and monitoring borrower creditworthiness, instructing the Funds’ custodian with respect to the Funds’ securities lending activities, performing reconciliation with the borrowers and custodian, overseeing loan terminations and recalls, corporate action monitoring and performance and oversight reporting. If a borrower defaults on a loan, GSAL is authorized to exercise contractual remedies as securities lending agent to the applicable Fund and has agreed to indemnify the Funds for losses due to a borrower’s failure to return a lent security, except for losses resulting from a borrower’s instruction to release collateral in violation of applicable agreements.
The U.S. Strategic Equity and U.S. Small Cap Equity Funds may participate in a reciprocal lending program with State Street through which each Fund is permitted to use cash collateral received in connection with certain securities lending activities to finance the Fund's short selling activity. Such arrangements subject these Funds to the risk that the counterparty holding the cash collateral may fail to return it promptly. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security).
A Fund may incur costs or possible losses in excess of the fees received in connection with securities lending transactions.
No Fund may lend portfolio securities in an amount that exceeds 33 1∕3% of total fund assets.
For the Funds’ fiscal year ended December 31, 2024, income and fees related to the securities lending activities of each participating Fund were:
[To Be Updated By Amendment]
Fund	Gross Income[1]	Revenue Split[2]	Cash Collateral Management Fees[3]	Rebates to Borrowers	Total Costs of Securities Lending Activities	Net Income from Securities Lending Activities
U.S. Strategic Equity Fund	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
U.S. Small Cap Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Global Real Estate Securities Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
International Developed Markets Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Strategic Bond Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
1 Gross income includes income from the reinvestment of cash collateral.
2 Revenue split represents the share of revenue generated by the securities lending program and paid to GSAL.
3 Cash collateral management fees include fees charged by RIM to the cash collateral reinvestment vehicle. Effective September 30, 2024, the Funds no longer invest in the cash collateral reinvestment vehicle.
17

FUND EXPENSES.
The Funds pay all their expenses other than those expressly assumed by RIM and RIFUS. The principal expenses of the Funds are the annual advisory fee, the annual administrative fee and the transfer agency fee, payable to RIM and RIFUS, respectively. The Funds' other expenses include: fees for independent accountants, legal, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; index licensing fees; and such infrequent and/or unusual expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIF to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto. Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Common expenses are allocated among the RIF Funds based primarily upon their relative net assets.
VALUATION OF FUND SHARES.
The net asset value per share is calculated separately for each Fund on each business day on which Shares are offered or redemption orders are tendered. A business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Net asset value per share is computed for each Fund by dividing the current value of the Fund’s assets, less liabilities, by the number of Shares of the Fund outstanding and rounding to the nearest cent. Information regarding each Fund’s current net asset value per Share is available at https://russellinvestments.com. For additional information regarding the calculation of Fund net asset value, please see the section titled “HOW NET ASSET VALUE IS DETERMINED” in the Prospectus.
The Global Real Estate Securities, International Developed Markets and Strategic Bond Funds’ portfolio securities actively trade on foreign exchanges, which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless RIM (with the assistance of RIFUS) determines that a particular event would materially affect the net asset value.
VALUATION OF PORTFOLIO SECURITIES.
The Funds value their portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund's investments that do not have readily available market quotations, the Trustees have designated RIM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act. However, the Board retains oversight over the valuation process.
Ordinarily, the Funds value each portfolio instrument based on prices provided by pricing sources and services or brokers (when permitted by the market value procedures). Equity securities (including exchange traded funds) are generally valued at the last quoted sale price or the official closing price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Listed options are valued on the basis of the closing mean price and exchange listed futures contracts are valued on the basis of settlement price. Swaps may be valued at the closing price, clean market price or clean exchange funded price provided by a pricing service or broker or based on the valuation of the underlying security depending on the type of swap being valued. Listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued at the last quoted sale price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Non-listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued using the price supplied by a pricing service or broker, which may be an evaluated bid (a form of fair value pricing). Evaluated bids are derived from a matrix, formula or other objective method that takes into consideration actual trading activity and volume, market indexes, credit quality, maturity, yield curves or other specific adjustments. Fixed income securities that have 60 days or less remaining until maturity at the time of purchase are valued using the amortized cost method of valuation, unless it is determined that the amortized cost method
18

would result in a price that would be deemed to be not reliable. Issuer-specific conditions (e.g., creditworthiness of the issuer and the likelihood of full repayment at maturity) and conditions in the relevant market (e.g., credit, liquidity and interest rate conditions) are among the factors considered in this determination. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.
If market quotations or pricing service prices are not readily available for an instrument or are considered not reliable because of market and/or issuer-specific information, the instrument will be valued at fair value, as determined in accordance with the fair value procedures. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that RIM believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund Shares and the daily movement of the benchmark index if the index is valued using another pricing method.
This policy is intended to assure that the Funds' net asset values fairly reflect portfolio instrument values as of the time of pricing. Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of the net asset values for each  applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities will use fair value pricing more often (typically daily) since “significant” events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders are not able to purchase or redeem Fund Shares.
PORTFOLIO TURNOVER RATES OF THE FUNDS.
Portfolio turnover measures how frequently securities held by a Fund are bought and sold. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short–term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. The portfolio turnover rates for multi-manager Funds are a function of the portfolio turnover rate of each of the Fund’s money managers and any changes to a Fund’s money managers during a fiscal year (for example, replacing a money manager, hiring a new money manager or changing the allocations among money managers). It is possible that over certain time periods, a multi-manager Fund may have a higher portfolio turnover rate than a mutual fund with a single money manager. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, duration of portfolio investments and/or changes to the asset allocations of certain RIC and/or RIF Funds that invest in the Funds.
The portfolio turnover rates for the fiscal years ended December 31, 2024 and 2023 for each Fund were:
[To Be Updated By Amendment]
Fund	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
U.S. Strategic Equity Fund	[ ]%	60%
U.S. Small Cap Equity Fund	[ ]	87
Global Real Estate Securities Fund	[ ]	63
International Developed Markets Fund	[ ]	32
Strategic Bond Fund	[ ]	85
A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities (see “Taxes”).
19

DISCLOSURE OF PORTFOLIO HOLDINGS.
The Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board. Disclosures of portfolio holdings information may only be made pursuant to these Board-approved policies and procedures.
Disclosure of a Fund’s portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund and its adviser. Disclosure is permissible only when a Fund, as determined by the Board or CCO, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, which includes a duty not to trade on non-public information, or are otherwise subject to duties of confidentiality.
Public Disclosures of Portfolio Holdings Information
Each Fund discloses its complete portfolio holdings information as of the end of the third month of every fiscal quarter in Form N-PORT within 60 days of the end of the fiscal quarter and in its annual and semiannual financial statements in Form N-CSR within 60 days after the second and fourth quarter ends of the Fund's fiscal year. The portfolio holdings information in Form N-PORT and Form N-CSR is not required to be delivered to shareholders but is made public through the SEC electronic filings at www.sec.gov. The Funds’ complete portfolio holdings will (upon request) be distributed to each shareholder (i.e. the insurance companies) no more frequently than weekly and following each month end no later than the end of the following month and in any event no sooner than ten calendar days after the trade date. Each Fund's top ten portfolio holdings will (upon request) be distributed to each shareholder no sooner than ten calendar days after each month end. RIF's shareholders may redistribute RIF's portfolio holdings to owners of variable insurance products for which RIF is an investment option.
Upon the occurrence of an unexpected, out of the ordinary event with respect to one or more portfolio holdings or the market as a whole, RIM may, consistent with the statement of policy set forth above and with the prior approval of the CCO, prepare and make available on the Funds’ website a statement relating to such event which may include information regarding the Funds’ portfolio holdings.
Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.
Non-Public Disclosures of Portfolio Holdings Information
Mutual fund evaluation services (e.g., Standard & Poor’s, Morningstar, Inc. and Lipper Analytical Services) (“Evaluators”) regularly analyze the portfolio holdings of mutual funds to monitor and report on various fund attributes (e.g., style, capitalization, maturity, yield and beta). The Evaluators distribute the results of their analyses to the public, paid subscribers and/or in-house brokers. To facilitate the review of the Funds by the Evaluators, the Funds may provide (or authorize their service providers to distribute) portfolio holdings to the Evaluators before those holdings are publicly available provided that (a) the recipient does not distribute the portfolio holdings information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling Fund shares before the portfolio holdings information or results of analyses become public information and (b) the recipient signs a written confidentiality agreement, which includes a duty not to trade on non-public information.
As set forth in the table below, RIM and the money managers may periodically distribute (1) lists of applicable investments held by the Funds for the purpose of facilitating management of the Funds’ portfolios including compliance testing, receipt of relevant research and for creation of Fund sales literature and (2) a list of the issuers and securities which are covered by their respective research departments as of a particular date, but in no case will such a list identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.
In addition, as set forth in the table below, the Funds’ custodian generates portfolio holdings information in connection with its services to the Funds which may be provided to service providers of the Funds, RIM or the money managers in connection with providing various services for the Funds. Such service providers must keep the portfolio holdings information confidential and cannot trade based on the non-public information. There is no lag between the date of such portfolio holdings information and the date on which the information is disclosed to the service providers.
The entities that may receive information described above, and the purpose for which such information is disclosed, are presented in the table below.
20

Entity Receiving Portfolio Holdings	Disclosure Purpose
Acuity Knowledge Partners	Fund reporting services
Advent Software, Inc.	Recon, accounting services
Bloomberg AIM	Fund positioning/holdings services
Bloomberg Portfolio	Holdings analysis
Broadridge	Fund marketing report production
Confluence Technologies, Inc. (CTI)	Fund performance calculator, financial reporting software provider
Dynamo Software	Fair value data analysis for Wellington Management Company LLP
Electra Information Systems	Sub-advisor middle office services
Financial Recovery Technologies, Inc.	Securities litigation monitoring and class action claims recovery
Glass Lewis & Co., LLC	Proxy voting services
Goldman Sachs	Securities lending agent
Hexaware	Data operations support services
IHS Markit	Enterprise data management
Lipper Analytical Services	Fund rating services
Morningstar Inc.	Fund rating services
Planetrics	Valuations under different climate risk scenarios
PricewaterhouseCoopers LLP	Audit services
Qontigo	Holdings/portfolio analysis, model optimization
Risk Metrics	Risk management services
SS&C	Middle office provider; benchmark performance, holdings, performance, reconciliation
State Street (Boston)	Custody, fund accounting, pricing/valuation, fund compliance testing, liquidity risk management
State Street (Sacramento)	Pricing services
Vermillion	Fund marketing report production
No compensation or other consideration is paid to the Funds, RIM or the money managers for any non-public disclosure of portfolio holdings information.
Administration of the Portfolio Holdings Disclosure Policies
The CCO will exercise oversight of disclosures of the Funds’ portfolio holdings. It is the duty of the CCO or her designee to ensure that all disclosures of the portfolio holdings of a Fund are in the best interests of such Fund’s shareholders. It is the responsibility of each business unit with access to portfolio holdings, including RIFUS Fund Administration and RIM’s Investment Management and Research Division, to inform the CCO of any third parties receiving portfolio holdings information which has not previously been disclosed. The CCO is also responsible for monitoring for conflicts of interest between the interests of Fund shareholders and the interests of the Funds’ investment adviser, principal underwriter, or any affiliated person of the Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds’ CCO. If the CCO deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, the violation will be reported to the Funds’ Board, as required by Rule 38a-1. The CCO also has the discretion to report other compliance matters arising under the portfolio holdings disclosure policies to the Board.
21

Disclosure of the Funds’ portfolio holdings made in accordance with these procedures is authorized by the Funds’ Board. The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Funds’ Board; provided, however that waivers or exceptions in connection with operational or administrative functions may be made with the prior consent of the CCO. If the CCO is unavailable, waivers or exceptions in connection with the operational or administrative functions may be made with the prior consent of the Funds’ Chief Legal Officer or Chief Financial Officer. All such waivers and exceptions by the CCO, Chief Legal Officer or Chief Financial Officer will be disclosed to the Board no later than its next regularly scheduled quarterly meeting.
PROXY VOTING POLICIES AND PROCEDURES.
RIM, as RIF's investment adviser, is primarily responsible for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established an Active Ownership Committee (“Committee”) and has adopted written Proxy Voting Policies and Procedures and an Engagement Policy (together, the “P&P”) and written proxy voting guidelines (“Guidelines”). RIM has also hired a third-party service provider to serve as proxy administrator (“Proxy Administrator”), which may provide RIM with research, analysis and/or recommendations relating to proxy voting. The Proxy Administrator utilizes an automated platform that collects and documents RIM’s voting decisions and interfaces directly with the tabulator of each proxy vote to help ensure timely and accurate votes on the matters being voted. The automated platform is not a substitute for RIM’s judgment or discretion; RIM (whether acting directly or through the Committee) retains final authority with respect to proxy voting and maintains records of all votes cast and other relevant information as may be required by applicable law or regulation.
The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIM’s clients (including the Funds) and to enable the Committee to receive timely notice of and resolve any material conflicts of interest between the Funds on the one hand, and RIM or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Proxy Administrator responsibility for performing research and making proxy voting recommendations to RIM. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.
The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. RIM, through the Committee, constructs the Guidelines based on its assessment of each matter covered by the Guidelines. This assessment may take into account or adopt pertinent third-party research, including research provided by the Proxy Administrator. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Proxy Administrator is obligated to vote all proxies as set forth in the Guidelines.
Matters that are not covered in the Guidelines or that the Committee determines to be more appropriately examined on a case-by-case basis are voted by the Committee. Regardless of whether a matter is voted pursuant to the Guidelines or by the Committee, RIM, through the Committee, exercises its proxy voting authority in the best interests of the Funds based on its analysis of relevant facts and circumstances; pertinent internal and third party research; reasonably available subsequent information; applicable law and regulation; as well as certain best practices.
To the extent that any shares of a Fund are owned directly by any other RIC or RIF fund, those shares will be voted directly by such fund in the same proportion as all other votes received from the other holders of such fund’s shares.
Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request by contacting the Funds at 1-800-787-7354, at https://connect.rightprospectus.com/russellinvestments?Site=RIF and on the SEC’s website at http://www.sec.gov. The Guidelines are available, without charge, at https://russellinvestments.com.
FORUM FOR ADJUDICATION OF DISPUTES.
The RIF Bylaws provide that, unless RIF consents to the selection of an alternative forum, the sole and exclusive forum for any claims, suits, actions or proceedings (except for any claims, suits, actions or proceedings arising under the Securities Act of 1933) relating to: (i) any action to assert a claim arising pursuant to RIF’s Master Trust Agreement or the Bylaws, (ii) any action regarding the duties (including fiduciary duties), obligations or liabilities of the Trustees, officers, or other employees of RIF to RIF or RIF’s shareholders or each other, (iii) any action regarding the rights or powers of, or restrictions on, RIF, the officers, the Trustees or the shareholders, (iv) any action pertaining to the laws of the Commonwealth of Massachusetts pertaining to RIF, or (v) any action relating to any other instrument, document, agreement or certificate contemplated by the
22

RIF Master Trust Agreement or the Bylaws relating in any way to RIF, shall be the Business Litigation Section of the Superior Court of the Commonwealth of Massachusetts or, if such court does not have subject matter jurisdiction thereof, any other court in the Commonwealth of Massachusetts with subject matter jurisdiction (each, a “Covered Action”). The Bylaws further provide that if any Covered Action is filed in a court other than the relevant court of the Commonwealth of Massachusetts (a “Foreign Action”) in the name of any shareholder, such shareholder shall be deemed to have consented to (i) the personal jurisdiction of the relevant court of the Commonwealth of Massachusetts in connection with any action brought in any such courts to enforce the preceding sentence (an “Enforcement Action”) and (ii) having service of process made upon such shareholder in any such Enforcement Action by mailing, certified mail, return receipt requested, a copy thereof to such shareholder at the address in effect for notices under the Bylaws.
BROKERAGE ALLOCATIONS.
The selection of a broker or dealer to execute portfolio transactions for a Fund is made either by RIM or the money manager. RIF's arrangements with RIM and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the depth of market in a security or breadth of market access, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIM and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with RIF's Board-approved policies and procedures.
Substantially all of the equity transactions that RIM effects for the Funds are executed through Russell Investments Implementation Services, LLC (“RIIS”), a registered broker and an affiliate of RIM.  This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the Funds’ equity transactions. To oversee its use of RIIS to execute equity transactions for the Funds, RIM reviews third-party reports regarding RIIS' trade execution quality and commission rates relative to commission rates for comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which RIIS pays a portion of its commission.
Subject to its best execution obligations, RIM effects a portion of its equity transactions for certain Funds through Cowen Execution Services (“Cowen”) to generate commission rebates to the Funds on whose behalf the trades were made. Under this arrangement, Cowen and/or its correspondent brokers retain a portion of the commission as payment for execution costs related to trade processing, clearing and settlement. Cowen also retains a fee for administration of the program. The remainder is returned to the specific Fund that paid the commissions, resulting in a net reduction in Fund trading-related expenses.
Fixed income portfolio transactions that RIM effects for the Funds are primarily executed directly in the over-the-counter markets. In the case of securities traded in the over-the-counter market and depending on where best execution is believed to be available, transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks, or (2) on a principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commission.
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including RIIS, as well as with brokers affiliated with other money managers.
A discretionary money manager may effect transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer for the purposes of generating research services for the money manager’s use. Research services will generally be obtained from unaffiliated third parties at market rates, which may be included in commission costs. Research provided to the money manager may benefit the particular Fund generating the trading activity and may also benefit other fund accounts managed by the money manager or its affiliates. A money manager using Fund trading to obtain research services for their use, may only do so if, including the value of the research services, the Fund will receive best execution. RIM does not effect trades to obtain research services.
BROKERAGE COMMISSIONS.
During the Funds’ fiscal years ended December 31, 2024, 2023 and 2022, the total brokerage commissions paid by the Funds were:
[To Be Updated By Amendment]
23

	2024	2023	2022
U.S. Strategic Equity Fund	$[ ]	$76,041	$167,757
U.S. Small Cap Equity Fund	[ ]	207,203	242,289
Global Real Estate Securities Fund	[ ]	452,927	494,913
International Developed Markets Fund	[ ]	161,360	147,192
Strategic Bond Fund	[ ]	128,221	108,030
The principal reasons for changes in certain Funds’ brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions and (3) changes in money managers of certain Funds, resulting in increased securities transactions and brokerage commissions.
The table below sets forth: (1) the aggregate dollar amount of brokerage commissions paid by the Funds during the fiscal years ended December 31, 2024, 2023 and 2022, respectively, to any broker that is an affiliated person of a Fund, RIM or the relevant money manager, including the percentage of the Fund’s aggregate brokerage commissions paid to the broker and the percentage of the Fund’s aggregate dollar amount of transactions involving the payment of commissions effected through the broker during the fiscal year ended December 31, 2024; and (2) for RIIS, an affiliated person of RIM, the net amount of the RIIS commission after payment by RIIS of any commissions or fees to third party brokers, generally for clearing and settlement services for the fiscal years ended December 31, 2024, 2023 and 2022, respectively.
[To Be Updated By Amendment]
Fund Name	RIM/Money Manager	Affiliated Broker	2024 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal	2024 RIIS Net (USD)
U.S. Strategic Equity Fund
RIM
Russell Investments Implementation Services, LLC	[ ]	[ ]%	[ ]%	[ ]
Total:	[ ]	[ ]%	[ ]%	[ ]
U.S. Small Cap Equity Fund
RIM
Russell Investments Implementation Services, LLC	[ ]	[ ]%	[ ]%	[ ]
Total:	[ ]	[ ]%	[ ]%	[ ]
Global Real Estate Securities Fund
RIM
Russell Investments Implementation Services, LLC	[ ]	[ ]%	[ ]%	[ ]
Total:	[ ]	[ ]%	[ ]%	[ ]
International Developed Markets Fund
RIM
Russell Investments Implementation Services, LLC	[ ]	[ ]%	[ ]%	[ ]
Total:	[ ]	[ ]%	[ ]%	[ ]

Fund Name	RIM/Money Manager	Affiliated Broker	2023 Total (USD)	2023 RIIS Net (USD)
U.S. Strategic Equity Fund
	RIM
		Russell Investments Implementation Services, LLC	11,259	9,954
Total:			11,259	9,954
U.S. Small Cap Equity Fund
	RIM
		Russell Investments Implementation Services, LLC	38,000	32,479
Total:			38,000	32,479
Global Real Estate Securities Fund
	RIM
24

Fund Name	RIM/Money Manager	Affiliated Broker	2023 Total (USD)	2023 RIIS Net (USD)
		Russell Investments Implementation Services, LLC	83,050	69,559
Total:			83,050	69,559
International Developed Markets Fund
	RIM
		Russell Investments Implementation Services, LLC	24,226	19,372
Total:			24,226	19,372
25

Fund Name	RIM/Money Manager	Affiliated Broker	2022 Total (USD)	2022 RIIS Net (USD)
U.S. Strategic Equity Fund
RIM
Russell Investments Implementation Services, LLC	31,001	27,751
Total:	31,001	27,751
U.S. Small Cap Equity Fund
RIM
Russell Investments Implementation Services, LLC	44,419	39,787
Total:	44,419	39,787
Global Real Estate Securities Fund
RIM
Russell Investments Implementation Services, LLC	92,869	78,670
Total:	92,869	78,670
International Developed Markets Fund
RIM
Russell Investments Implementation Services, LLC	22,737	17,485
Total:	22,737	17,485
During the Funds’ fiscal year ended December 31, 2024, the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b-1 of the 1940 Act. The values of broker–dealer securities held as of December 31, 2024 (USD), were as follows:
[To Be Updated By Amendment]
Broker	U.S. Strategic Equity Fund	U.S. Small Cap Equity Fund	Global Real Estate Securities Fund	International Developed Markets Fund	Strategic Bond Fund
Barclays Capital, Inc.	[ ]	[ ]	[ ]	[ ]	[ ]
Citigroup Inc.	[ ]	[ ]	[ ]	[ ]	[ ]
Goldman, Sachs & Co.	[ ]	[ ]	[ ]	[ ]	[ ]
HSBC Securities, Inc.	[ ]	[ ]	[ ]	[ ]	[ ]
J.P. Morgan Securities, Inc.	[ ]	[ ]	[ ]	[ ]	[ ]
Merrill Lynch, Pierce, Fenner & Smith, Inc.	[ ]	[ ]	[ ]	[ ]	[ ]
Morgan Stanley & Co. Incorporated	[ ]	[ ]	[ ]	[ ]	[ ]
Nomura Bank	[ ]	[ ]	[ ]	[ ]	[ ]
Pershing LLC	[ ]	[ ]	[ ]	[ ]	[ ]
Royal Bank of Canada	[ ]	[ ]	[ ]	[ ]	[ ]
UBS Securities LLC	[ ]	[ ]	[ ]	[ ]	[ ]
VIRTU AMERICAS LLC	[ ]	[ ]	[ ]	[ ]	[ ]

FOREIGN CURRENCY FEES.
RIIS may execute foreign currency transactions (“FX Transactions”) on an agency basis on behalf of the Funds.  RIIS may charge the Funds an agency fee for effecting FX Transactions (“FX Fee”).  During the Funds’ fiscal years ended December 31, 2024, 2023 and 2022, the total FX Fees paid by the Funds to RIIS were:
[To Be Updated By Amendment]
	2024	2023	2022
U.S. Small Cap Equity Fund	$[ ]	$171	$99
Global Real Estate Securities Fund	[ ]	39,306	36,101
International Developed Markets Fund	[ ]	17,903	14,940
26

Investment Restrictions, Policies And CERTAIN INVESTMENTS
Each Fund’s investment objective is “non-fundamental.” Having a non-fundamental investment objective means that it may be changed without the vote of a majority of the outstanding voting securities of the relevant Fund. If a Fund’s investment objective is changed by the Board of Trustees, the Prospectus will be supplemented to reflect the new investment objective. Certain investment policies and restrictions may be  fundamental, which means that they may only be changed with the vote of a majority of the outstanding voting securities of the relevant Fund. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds’ investment objectives are set forth in their Prospectus.
INVESTMENT RESTRICTIONS.
Each Fund is subject to the following fundamental investment restrictions.
Unless otherwise stated, all restrictions, percentage limitations and credit quality limitations on Fund investments listed in this SAI apply on a fund-by-fund basis at the time of investment. There would be no violation of any of these requirements unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.
No Fund may:
1.
Purchase securities if, as a result of such purchase, the Fund’s investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. This investment restriction shall not apply to the Global Real Estate Securities Fund. The Global Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration.
2.
Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.
3.
Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts. No Fund may purchase or sell interests in oil, gas or other mineral exploration or development programs.
4.
Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.
5.
Act as an underwriter except to the extent a Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.
6.
Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.
7.
Issue securities senior to the Fund’s presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.
With regard to investment restriction 1, above, concentration within the meaning of the 1940 Act refers to the position of the staff of the SEC that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. The Global Real Estate Securities Fund concentrates its investments in real estate securities.
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With regard to investment restriction 1, above, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. Privately-issued mortgage-backed securities are, however, subject to the Funds’ industry concentration restrictions.
With regard to investment restriction 3, above, this restriction shall not prevent a Fund from entering into swap agreements or swaptions.
With regard to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.
With regard to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds may invest without limit in repurchase agreements, dollar rolls and to-be announced mortgage-backed securities so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.
With regard to investment restriction 7, above, permitted borrowings refer to borrowings by the Funds as permitted by the 1940 Act.
Each Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval):
No Fund may borrow money for purposes of leveraging or investment. Provisional credits related to contractual settlements shall not be considered to be a form of leverage.
Under the 1940 Act, the Funds may borrow for temporary or emergency purposes. Each Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1/3%) of its assets. The Funds have entered into a line of credit with one or more lenders to be utilized solely for temporary or emergency purposes as contemplated by the 1940 Act including, without limitation, funding shareholder redemptions.
The Funds will not purchase additional securities while outstanding cash borrowings exceed 5% of total assets.
A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, a Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities RIM believes to be consistent with the Fund’s best interests. During a period in which a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.
INVESTMENT POLICIES.
The investment objective and principal investment strategies for each Fund are provided in their Prospectus. The following discussion describes certain investment strategies that the Funds may pursue and certain types of instruments in which the Funds may invest. The Funds may not invest in all of the instruments listed below. The Funds use investment techniques commonly used by other mutual funds. The instruments and investment strategies listed below are discretionary, which means that RIM or the money managers may or may not use them.
Unless otherwise stated, all percentage and credit quality limitations on Fund investments listed in this SAI apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.
The U.S. Strategic Equity, U.S. Small Cap Equity, Global Real Estate Securities and International Developed Markets Funds are referred to collectively as the “Equity Funds.”
INVESTMENT STRATEGIES AND PORTFOLIO INSTRUMENTS.
Each Fund’s principal investment strategies and the related risks are described in the Fund's Prospectus. The following discussion provides additional information regarding those investment strategies and risks, as well as information regarding non-principal investment strategies and risks. An investment strategy and related risk that is described below, but which is not described in the Fund's Prospectus, is a non-principal strategy and risk of the Fund.
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Cash Reserves and Being Fully Invested. A Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may negatively affect a Fund’s performance since securities are sold for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests (“cash reserves”). The cash reserves may also include cash awaiting investment or to pay expenses. The Funds, like any mutual fund, maintain cash reserves. RIM may increase or decrease the Fund’s cash reserves to seek to achieve the desired exposures for the Fund or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs. A Fund may hold additional cash in connection with its investment strategy.
The Funds usually, but not always, expose all or a portion of their cash to the performance of certain markets by purchasing equity securities, fixed-income securities and/or derivatives (also known as “equitization”), which typically include index futures contracts, exchange-traded fixed-income futures contracts, forwards, swaps and to be announced securities. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark(s) and RIM may use the cash equitization process to manage Fund exposures. RIM may not equitize all or a portion of the Fund’s cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIM may sell equity index put options to seek gains from premiums (cash) received from their sale.
RIM invests any remaining cash in short-term investments, including the U.S. Cash Management Fund, an unregistered fund advised by RIM and administered by RIFUS, whose investment objective is to seek to preserve principal and provide liquidity and current income (the “Cash Management Fund”).  In addition, for the Strategic Bond Fund, any remaining cash may also be invested in fixed income securities with an average portfolio duration of one year and individual effective maturities of up to five years which may include U.S. and non-U.S. corporate debt securities, asset-backed securities (which may include, among others, credit card and automobile loan receivables) and money market securities similar to those invested in by the Cash Management Fund. RIM has waived its 0.05% advisory fee with respect to cash invested in the Cash Management Fund. RIFUS charges a 0.05% administrative fee on the cash invested in the Cash Management Fund.
The Cash Management Fund invests in a portfolio of high quality U.S. dollar denominated money market securities. The dollar-weighted average maturity of the Cash Management Fund’s portfolio is 90 days or less. The Cash Management Fund primarily invests in (1) securities issued by U.S. and foreign banks; (2) commercial paper, including asset-backed commercial paper, and short-term debt of U.S. and foreign corporations and trusts; (3) bank instruments, including certificates of deposit, Eurodollar certificates of deposit, Eurodollar time deposits and Yankee certificates of deposit; (4) Yankee Bonds; (5) other money market funds; (6) demand notes; (7) repurchase agreements; (8) investment-grade municipal debt obligations; (9) securities issued or guaranteed by the U.S. government or its agencies; (10) variable and floating rate securities and (11) asset backed securities.
Hedging Strategies. Financial futures contracts may be used by the Funds during or in anticipation of adverse market events such as interest rate changes for the Strategic Bond Fund or declining equity prices for the Equity Funds. For example, if interest rates were anticipated to rise or equity prices were anticipated to fall, financial futures contracts may be sold (short hedge), which would have an effect similar to short selling bonds or equities. Once interest rates increase or equity prices fall, securities held in a Fund's portfolio may decline, but the futures contract value may increase, partly offsetting the loss in value of the Fund's securities by enabling the Fund to repurchase the futures contract at a lower price to close out the position.
The Equity Funds may purchase a put and/or sell a call option or enter into an option spread on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Conversely, purchasing a call and/or selling a put option or entering into an option spread on a stock index futures contract may be used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.
Risk Associated with Hedging Strategies. There are certain investment risks involved with using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between the price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. Another risk is that a liquid market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy. Position limits may constrain a Fund from being able to enter into hedging transactions.
In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The
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value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.
Illiquid and Restricted Securities. No more than 15% of a Fund's net assets will be invested in certain investments, including repurchase agreements of more than seven days' duration, that are deemed to be “illiquid” as defined in Rule 22e-4 under the 1940 Act. This limitation is applied at the time of purchase. An investment is generally deemed to be illiquid if it is not reasonably expected to be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. A Fund may not be able to sell an illiquid or less liquid investment quickly and at a fair price, which could cause the Fund to realize losses on the investment if the investment is sold at a price lower than that at which it had been valued. An illiquid investment may also have large price volatility.
The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.
When-Issued Securities and Delayed-Delivery Transactions. The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a “when-issued” transaction or “forward commitment”) or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. In addition, certain rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”) include mandatory margin requirements that require the Funds to post collateral in connection with their to-be-announced (“TBA”) transactions. There is no similar requirement applicable to the Funds' TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage but may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and may realize short-term profits or losses upon such sale. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued and delayed-delivery transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Additionally, under certain circumstances, certain Funds may occasionally engage in “free trade” transactions in which delivery of securities sold by the Fund is made prior to the Fund’s receipt of cash payment therefor or the Fund’s payment of cash for portfolio securities occurs prior to the  Fund’s receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. “Free trade” transactions involve the risk of loss to a Fund if the other party to the “free trade” transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.
There can be no assurance that a when-issued security will be issued or that a security purchased or sold on a delayed delivery basis or through a forward commitment will be delivered. Also, the value of securities in these transactions on the delivery date may be more or less than the price paid by a Fund to purchase the securities. A Fund will lose money if the value of the when-issued security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price during the commitment period. If deemed advisable as a matter of investment strategy, a Fund may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. Regulations of prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many agreements with respect to when issued, TBA and forward commitment transactions, terms that delay or restrict the rights of counterparties, such as a Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. These regulations and any potential future regulation by prudential regulators could adversely affect a Fund’s ability to terminate existing agreements with respect to these transactions or to realize amounts to be received under such agreements.
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Investment Company Securities and Pooled Investment Vehicles. The Funds may invest in securities of other open-end or closed-end investment companies. If a Fund invests in other investment companies, shareholders will bear not only their proportionate share of the Fund’s expenses (including operating expenses and the advisory fee paid by the Fund to RIM), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the Funds but also to the portfolio investments of the underlying investment companies.
Some emerging market countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investments in the securities of companies listed and traded on the stock exchanges in these countries are permitted through pooled investment vehicles or investment funds that have been specifically authorized.
Exchange Traded Funds or “ETFs.” The Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500®, the NASDAQ 100, the ICE BofA 1-3 Year U.S. Treasury Index or the Bloomberg Capital 1-15 Year Municipal Bond Index, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an index-based ETF will give a Fund exposure to the securities comprising the index on which the ETF is based, and the Fund will gain or lose value depending on the performance of the index. An “actively-managed ETF” invests in securities based on an adviser’s investment strategy. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, if a Fund invests in an ETF, an investor in the Fund will indirectly bear the fees and expenses of the underlying ETF.
Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. The Funds may invest in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. The Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs may not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by a Fund trades at a discount to net asset value, the Fund could lose money even if the securities in which the ETF invests go up in value.
Short Sales. The U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position. Short sales are generally subject to a number of risks such as leverage risk, liquidity risk, market risk, counterparty risk, operational risk and legal risk.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent a Fund uses the proceeds it receives from short sales to purchase other securities, the risks associated with the short sales, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s NAV. Each of the U.S. Strategic Equity Fund and U.S. Small Cap Equity Fund currently engages in short sale transactions that are effected through State Street but reserves the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ reciprocal lending activity with State Street. (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street's books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects the Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of State
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Street’s failure to return a security lent to it by a Fund or, failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations.
If the Funds’ prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
Short Sales “Against the Box.” The U.S. Strategic Equity and U.S. Small Cap Equity Funds may utilize a short sale that is “against the box.” A short sale is “against the box” to the extent that a Fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. Not more than 10% of a Fund’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time. The Funds do not intend to engage in short sales against the box for investment purposes. The Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in a Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. Short sales “against the box” are generally subject to a number of risks such as leverage risk, liquidity risk, market risk, counterparty risk, operational risk and legal risk.
Foreign Securities.
Investment in Foreign Securities. The Funds may invest in foreign (non-U.S.) securities traded on U.S. or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting, financial reporting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, the Fund may tend to have a greater exposure to liquidity risk.
Investment in foreign countries may also be affected by a country’s political climate which could result in regulatory restrictions, including restrictions on transacting in certain foreign securities (“restricted securities”), being contemplated or imposed in the U.S. or in the foreign country that could have a material adverse effect on a Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. Geopolitical developments in certain countries in which a Fund may invest have caused, or may in the future cause, significant volatility in financial markets. For example, the United Kingdom’s exit from the European Union, or Brexit, resulted in market volatility and caused additional market disruption on a global basis. To the extent that a Fund is unable to transact in a restricted security on a U.S. exchange, the Fund will have to seek other markets in which to transact in such securities which could increase the Fund’s costs. In addition, to the extent that a Fund holds a restricted security, one or more Fund intermediaries may decline to process customer orders with respect to such Fund unless and until certain representations are made by RIC and/or RIM or the restricted holding(s) are divested. Certain restricted securities may have less liquidity as a result of such designation and the market price of such security may decline and a Fund may incur a loss as a result.
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Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to market events, actions of governments or their central banks or political developments in the U.S. or abroad. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of a Fund. Securities held by a Fund which are denominated in U.S. dollars are still subject to currency risk.
Investment in Emerging Markets. The Equity Funds may invest in emerging markets stocks. The Strategic Bond Fund may also invest in the following types of emerging market debt: bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which are believed to be suitable investments for the Funds. As a general rule, the Funds consider emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Foreign investment may include emerging market stock and emerging market debt.
Risks Associated with Emerging Markets. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. As a result, emerging market governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation or unfavorable diplomatic developments. In general, this can be expected to result in less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Funds will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. Emerging market countries typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. In addition, there is the risk that the Public Company Accounting Oversight Board (“PCAOB”) may not be able to inspect audit practices and work conducted by audit firms in emerging market countries – such as the People’s Republic of China – and, therefore, there is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, along with other factors, could result in ownership registration being completely lost. The Funds would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Furthermore, U.S. regulatory authorities’ ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’ ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced devaluations relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Investments in frontier markets are generally subject to all of the risks of investments in non-U.S. and emerging markets securities, but to a heightened degree. Because frontier markets are among the smallest, least developed, least liquid, and most volatile of the emerging markets, investments in frontier markets are generally subject to a greater risk of loss than
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investments in developed or traditional emerging markets. Many frontier market countries operate with relatively new and unsettled securities laws and are heavily dependent on commodities, foreign trade and/or foreign aid. Compared to developed and traditional emerging market countries, frontier market countries typically have less political and economic stability, face greater risk of a market shutdown, and impose greater governmental restrictions on foreign investments.
Investments in emerging market country government debt securities involve special risks. Certain emerging market countries have historically experienced high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.
Investments in the People’s Republic of China. The Funds may invest in securities and instruments that are economically tied to the People’s Republic of China (“PRC”). In determining whether an instrument is economically tied to the PRC, RIM uses the criteria for determining whether an instrument is economically tied to an emerging market country as set forth in the Prospectus. Investing in securities and instruments economically tied to the PRC subjects a Fund to the risks listed under “Foreign Securities” in this section, including those associated with investment in emerging markets.
The PRC is dominated by the one-party rule of the Communist Party. Investments in the PRC involve risks of greater governmental control over the economy. Unlike in the U.S., the PRC’s currency is not determined by the market, but is instead managed at artificial levels relative to the U.S. dollar. This system could result in sudden, large adjustments in the currency, which could negatively impact foreign investors. The PRC could also restrict the free conversion of its currency into foreign currencies, including the U.S. dollar. Currency repatriation restrictions could cause securities and instruments tied to the PRC to become relatively illiquid, particularly in connection with redemption requests. The PRC government exercises significant control over economic growth through direct and heavy involvement in resource allocation and monetary policy, control over payment of foreign currency denominated obligations and provision of preferential treatment to particular industries and/or companies. Economic reform programs in the PRC have contributed to growth, but there is no guarantee that such reforms will continue.
The application of tax laws (e.g., the imposition of withholding taxes on dividend or interest payments) or confiscatory taxation may also affect a Fund’s investments in the PRC. Because the rules governing taxation of investments in securities and instruments economically tied to the PRC are unclear, RIM may provide for capital gains taxes on a Fund investing in such securities and instruments by reserving both realized and unrealized gains from disposing or holding securities and instruments economically tied to the PRC. This approach is based on current market practice and RIM’s understanding of the applicable tax rules. Changes in market practice or understanding of the applicable tax rules may result in the amounts reserved being too great or too small relative to actual tax burdens.
In addition, as much of China’s growth over recent decades has been a result of significant investment in substantial export trade, international trade tensions may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. These consequences may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Funds. In addition, it is possible that the continuation or worsening of the current political climate could result in regulatory restrictions being contemplated or imposed in the US or in China that could have a material adverse effect on a Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective. In November 2020, the President of the United States issued an executive order (“CCMC Order”) prohibiting US persons, including the Funds, from transacting in securities of any Chinese company identified by the Secretary of Defense as a “Communist Chinese military company” (“CCMC”) or in instruments that are derivative of, or are designed to provide investment exposure to, prohibited CCMC securities. The CCMC order was amended in June 2021 when the President of the United States issued an executive order (“CMIC Order”) prohibiting US persons, including the fund, from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or are designed to provide exposure to, such securities) of any Chinese company identified as a Chinese Military Industrial Complex Company (“CMIC”). This prohibition expands on the CCMC order. To the extent that a Fund holds securities of a Chinese issuer and the issuer of a Fund portfolio holding is deemed to be a CMIC, it may have a material adverse effect on the Fund’s ability to pursue its investment objective and/or strategy. To the extent that a Fund currently transacts in securities of a foreign company on a U.S. exchange but is unable to do so in the future, the Fund will have to seek other markets in which to transact in such securities which could increase the Fund’s costs. In addition, to the extent that a Fund holds a security of a CMIC, one or more Fund intermediaries may decline
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to process customer orders with respect to such Fund unless and until certain representations are made by RIF and/or RIM or the CMIC holding(s) are divested. Certain CMIC securities may have less liquidity as a result of such designation and the market price of such CMIC may decline and a Fund may incur a loss as a result. In addition, the market for securities of other Chinese-based issuers may also be negatively impacted resulting in reduced liquidity and price declines.
Investing through Stock Connect. Certain Equity Funds may invest in certain eligible securities (“Stock Connect Securities”) that are listed and traded on the Shanghai Stock Exchange through the Hong Kong – Shanghai Stock Connect program or the Shenzhen Stock Exchange through the Hong Kong – Shenzhen Stock Connect program (“Stock Connect”). The Stock Exchange of Hong Kong Limited (“SEHK”), Shanghai Stock Exchange, Shenzhen Stock Exchange, Hong Kong Securities Clearing Company Limited and China Securities Depository and Clearing Corporation Limited developed Stock Connect as a securities trading and clearing program to establish mutual market access between SEHK and the Shanghai Stock Exchange and Shenzhen Stock Exchange. Unlike other means of foreign investment in Chinese securities, investors in Stock Connect Securities are not subject to individual investment quotas or licensing requirements. Additionally, no lock-up periods or restrictions apply to the repatriation of principal and profits.
However, a number of restrictions apply to Stock Connect trading that could affect an Equity Fund’s investments and returns. For example, the home market’s laws and rules apply to investors in the Stock Connect program. This means that investors in Stock Connect Securities are generally subject to PRC securities regulations and Shanghai Stock Exchange or Shenzhen Stock Exchange listing rules, among other restrictions. Further, an investor may not sell, purchase or transfer its Stock Connect Securities by any means other than through Stock Connect, in accordance with applicable rules. Although individual investment quotas do not apply, Stock Connect participants are subject to daily and aggregate investment quotas, which could restrict or preclude an Equity Fund’s ability to invest in Stock Connect Securities.
Investing through Bond Connect. The Strategic Bond Fund may invest in certain eligible securities (“Bond Connect Securities”) that are listed and traded through China’s Bond Connect Program (“Bond Connect”) which allows non-Chinese investors (such as the Strategic Bond Fund) to purchase certain fixed-income investments available from China’s interbank bond market. Bond Connect uses the trading infrastructure of both Hong Kong and China and is therefore not available on trading holidays in Hong Kong. As a result, prices of securities purchased through Bond Connect may fluctuate at times when the Strategic Bond Fund is unable to add to or exit its position. Securities offered through Bond Connect may lose their eligibility for trading through the program at any time. If Bond Connect Securities lose their eligibility for trading through the program, they may be sold but can no longer be purchased through Bond Connect.
Bond Connect is subject to regulation by both Hong Kong and China and there can be no assurance that further regulations will not affect the availability of securities in the program, the frequency of redemptions or other limitations. In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect Securities on behalf of ultimate investors (such as the Strategic Bond Fund) via accounts maintained with China’s two fixed-income securities clearinghouses. While the ultimate investor may hold beneficial interest in Bond Connect Securities, courts in China have limited experience in applying the concept of beneficial ownership. Additionally, the Strategic Bond Fund may not be able to participate in corporate actions affecting Bond Connect Securities due to time constraints or for other operational reasons. As a result, payments of distributions could be delayed. Bond Connect trades are settled in Chinese currency, the renminbi (“RMB”). It cannot be guaranteed that investors will have timely access to a reliable supply of RMB in Hong Kong.
Investing through Variable Interest Entities. Certain Funds may obtain exposure to companies based or operated in the PRC by investing through legal structures known as variable interest entities (“VIEs”). Due to PRC governmental restrictions on non-PRC ownership of companies in certain industries in the PRC, certain PRC companies have used VIEs to facilitate foreign investment without distributing direct ownership of companies based or operated in the PRC. In such cases, the PRC operating company establishes an offshore company, and the offshore company enters into contractual arrangements (such as powers of attorney, equity pledge agreements and other services or business cooperation agreements) with the operating company. These contractual arrangements are intended to give the offshore company the ability to exercise power over and obtain economic rights from the operating company. Shares of the offshore company, in turn, are listed and traded on exchanges outside of the PRC and are available to non-PRC investors such as a Fund. This arrangement allows non-PRC investors in the offshore company to obtain economic exposure without direct equity ownership in the PRC company.
Although VIEs are a longstanding industry practice and well known to officials and regulators in the PRC, VIEs are not formally recognized under PRC law. On February 17, 2023, the China Securities Regulatory Commission (“CRSC” ) released the “Trial Administrative Measures of Overseas Securities Offering and Listing by Domestic Companies” (the “Trial Measures”) which came into effect on March 31, 2023. The Trial Measures require Chinese companies that pursue listings outside of mainland China, including those that do so using the VIE structure, to make a filing with the CSRC. While the Trial Measures do not prohibit the use of VIE structures, the Trial Measures are not an endorsement of VIE structures by the PRC. There is a risk that the PRC may cease to tolerate VIEs at any time or impose new restrictions on the structure, in each
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case either generally or with respect to specific industries, sectors or companies. Investments involving a VIE may also pose additional risks because such investments are made through a company whose interests in the underlying operating company are established through contract rather than through equity ownership. For example, in the event of a dispute, the offshore company’s contractual claims with respect to the operating company may be deemed unenforceable in the PRC, thus limiting (or eliminating) the remedies and rights available to the offshore company and its investors. Such legal uncertainty may also be exploited against the interests of the offshore company and its investors. Further, the interests of the equity owners of the operating company may conflict with the interests of the investors of the offshore company, and the fiduciary duties of the officers and directors of the operating company may differ from, or conflict with, the fiduciary duties of the officers and directors of the offshore company. Foreign companies listed on U.S. exchanges, including offshore companies that utilize a VIE structure, also could face delisting or other ramifications for failure to meet the requirements of the SEC, the PCAOB or other United States regulators. Any of the foregoing risks and events could negatively impact a Fund’s performance. There is also uncertainty related to the PRC’s taxation of VIEs and the PRC tax authorities may take positions which may result in increased tax liabilities for VIEs.
Investments in Saudi Arabia. Certain Funds may invest in securities and instruments of Saudi Arabian issuers. These issuers may be impacted by the significant ties in the Saudi Arabian economy to petroleum exports. As a result, changes within the petroleum industry could have a significant impact on the overall health of the Saudi Arabian economy. Additionally, the Saudi Arabian economy relies heavily on foreign labor and changes in the availability of this labor supply could have an adverse effect on the economy.
The Saudi Arabian government exerts substantial influence over many aspects of the private sector. While the political situation in Saudi Arabia is generally stable, future political instability or instability in the larger Middle East region could adversely impact the economy of Saudi Arabia, particularly with respect to foreign investments. Certain issuers located in Saudi Arabia may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and/or the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. The Funds are also subject to the risk of expropriation or nationalization of assets or the risk of restrictions on foreign investments and repatriation of capital.
The ability of foreign investors to invest in Saudi Arabian issuers is relatively new and untested, and such ability may be revoked or restricted by the government of Saudi Arabia in the future, which may materially affect a Fund. A Fund may be unable to obtain or maintain the required licenses, which would affect the Fund’s ability to buy and sell securities at full value. Additionally, a Fund’s ownership of any single issuer listed on the Saudi Arabian Stock Exchange may be limited by the Saudi Arabia Capital Market Authority (“CMA”). The securities markets in Saudi Arabia may not be as developed as those in other countries. As a result, securities markets in Saudi Arabia are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. Major disruptions or regulatory changes may occur in the Saudi Arabian market, which could negatively impact a Fund.
A Fund's ability to invest in Saudi Arabian securities depends on the ability of RIM, a money manager and/or the Fund to maintain its respective status as a Foreign Portfolio Manager and/or a Qualified Foreign Investor (“QFI”), as applicable, with the CMA and, if applicable, a Fund as a client of a QFI who has been approved by the CMA (“QFI Client”). QFI regulations and local market infrastructure are relatively new and have not been tested and the CMA may discontinue the QFI regime at any time. Any change in the QFI system generally, including the possibility of RIM, a money manager or a Fund losing its Foreign Portfolio Manager, QFI and/or QFI Client status, as applicable, may adversely affect the Fund.
A Fund is required to use a trading account to buy and sell securities in Saudi Arabia. Under the Independent Custody Model (“ICM”), securities are under the control of the local custodian, while assets are held within a trading account at the Saudi Arabian depository and would be recoverable in the event of the bankruptcy of the local custodian. When a Fund utilizes the ICM approach, the Fund relies on a local broker’s instruction to authorize transactions in Saudi Arabian securities. The risk of a fraudulent or erroneous transaction through the ICM approach is mitigated by a manual affirmation process conducted by the local custodian, which validates a Fund’s settlement instructions with the local broker’s instructions and the transaction report from the depository. Additionally, instructions may only be given by a Fund’s authorized brokers and these brokers are unable to view the holdings within a Fund’s trading account.
Foreign Government Securities. Foreign government securities which the Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of “quasi-government agencies” and debt securities denominated in multinational currency units of an issuer.
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The global economic crisis brought several governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. For example, the governments of Greece, Spain, Portugal, and the Republic of Ireland have all recently experienced large public budget deficits, the effects of which remain unknown and may slow the overall recovery of economies from the recent global economic crisis. In addition, due to large public deficits, some countries may be dependent on assistance from other governments and institutions or multilateral agencies and offices. Such assistance may require a country to implement reforms or reach a certain level of performance. If a country receiving assistance fails to reach certain objectives or receives an insufficient level of assistance it could cause a deep economic downturn which could significantly affect the value of a Fund’s investments.
Synthetic Foreign Equity/Fixed Income Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants). Certain Funds may invest in local access products. Local access products, also called participation notes, are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. The instruments may or may not be traded on a foreign exchange. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be exercisable in the American style, which means that they can be exercised at any time on or before the expiration date of the instrument, or exercisable in the European style, which means that they may be exercised only on the expiration date. Local access products have an exercise price, which is fixed when they are issued.
Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to counterparty risk, liquidity risk, currency risk and the risks associated with investment in foreign securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the local access products may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the local access products may become worthless resulting in a total loss of the purchase price.
Equity Linked Notes. Certain Funds may invest in equity linked notes, which are instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index. The principal payable at maturity is based on the current price of the linked security, basket or index. Equity linked notes are generally subject to the risks associated with the securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.
Foreign Currency Exchange. Since the Funds may invest in securities denominated in currencies other than the U.S. dollar, and since the Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Fund assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Funds. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Funds may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.
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Equity Securities.
Common Stocks. The Funds may invest in common stocks, which are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the entity, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. The Funds may invest in common stocks and other securities issued by medium capitalization, small capitalization and micro capitalization companies and companies with capitalization smaller than the Russell 2000® Index.
Investments in securities of medium capitalization companies are subject to the risks of common stocks. However, investments in medium capitalization companies may involve greater risks than those associated with larger, more established companies. Securities of such issuers may be thinly traded, and thus, difficult to buy and sell in the market. These companies often have narrower markets, more limited operating or business history, more limited product lines, and more limited managerial or financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure and bankruptcy, which could increase the volatility of a Fund's portfolio.
Investments in securities of small capitalization companies are subject to the risks of common stocks, including the risks of investing in securities of medium capitalization companies. However, investments in small capitalization companies may involve greater risks, as, generally, the smaller the company size, the greater these risks.
Investments in securities of micro capitalization companies and companies with capitalizations smaller than the Russell 2000® Index are subject to the risks of common stocks, including the risks of investing in securities of medium and small capitalization companies. However, investments in such companies may involve greater risks, as, generally, the smaller the company size, the greater these risks. In addition, micro capitalization companies and companies with capitalization smaller than the Russell 2000® Index may be newly formed with more limited track records and less publicly available information.
Preferred Stocks. The Funds may invest in preferred stocks, which are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are “cumulative,” meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are “participating” and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.
Convertible Securities. The Funds may invest in convertible securities, which entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. (“Moody's”), BB or lower by Standard & Poor's Ratings Group (“S&P”) or BB+ or lower by Fitch Investors Services, Inc. (“Fitch”) and may also purchase non-rated securities considered to be of comparable quality. Although these securities are selected primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the Funds, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities. In connection with its investment in convertible securities, the Strategic Bond Fund may invest in equity-related derivatives for hedging purposes.
The Funds may invest in contingent convertible securities. Unlike traditional convertible securities, contingent convertible securities generally provide for mandatory conversion into common stock of the issuer under certain circumstances. The mandatory conversion might be automatically triggered, for instance, if a company fails to meet the minimum amount of capital described in the security, the company's regulator makes a determination that the security should convert or the
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company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, a Fund could experience a reduced income rate, potentially to zero. Conversion would deepen the subordination of a Fund, hence worsening the Fund’s standing in the case of an issuer’s insolvency. In addition, some contingent convertible securities have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date. Under certain circumstances, contingent convertible securities may be subject to an automatic write-down of the principal amount or value of the securities, sometimes to zero and thereby cancelling the securities. If such an event occurs, a Fund could lose the entire value of its investment in the securities even if the issuer remains in business and may not have any rights to repayment of the principal amount of the securities that has not become due.
Rights and Warrants. The Funds may invest in rights and warrants. Rights and warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Rights are similar to warrants but typically have shorter durations and are offered to current stockholders of the issuer. Changes in the value of a right or a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a right or a warrant may be more volatile than the price of its underlying security, and a right or a warrant may offer greater potential for capital loss.
Real Estate Investment Trusts or “REITs.” The Equity Funds may invest in REITs. REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. For the Global Real Estate Securities Fund, it is anticipated, although not required, that under normal circumstances a majority of the Fund’s investments in REITs will consist of securities issued by equity REITs.
A Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. Mortgage REITs may be affected by the creditworthiness of the borrower. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. A Fund's investments in REITs is also subject to changes in availability of debt financing, heavy cash flow dependency, tenant defaults, self-liquidation, and, for U.S. REITs, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the “Code”) or failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
Depositary Receipts. The Equity Funds may hold securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of a Fund’s investment policies, the Fund’s investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.
ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and
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responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-U.S. company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. The Funds may invest in sponsored and unsponsored ADRs.
Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing a Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.
“Special Situation” Companies. The Equity Funds may invest in “special situation companies.” “Special situation companies” are companies involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. The Funds believe, however, that if RIM or a money manager analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, it may assist the Funds in achieving their investment objectives. There can be no assurance, however, that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated.
Master Limited Partnerships (“MLPs”). The Equity Funds may invest in MLPs. An MLP is a publicly traded limited partnership. Holders of MLP units have limited control on matters affecting the partnership. An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from a Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes. Any return of capital distributions received from an MLP equity security may require a Fund to restate the character of distributions made by the Fund as well as amend any previously issued shareholder tax reporting information.
Debt Instruments and Money Market Instruments.
To the extent a Fund invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. Fluctuations in interest rates may have unpredictable effects on markets, may result in heightened market volatility and may increase a Fund’s exposure to risks associated with such interest rates. A Fund's investments in debt securities with longer terms to maturity are subject to greater volatility than a Fund’s shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.
U.S. Government Obligations. The types of U.S. government obligations the Funds may purchase include: (1) a variety of U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills that at time of issuance have maturities of one year or less, (b) U.S. Treasury notes that at time of issuance have maturities of one to ten years and (c) U.S. Treasury bonds that at time of issuance generally have maturities of greater than ten years; and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association (“GNMA”) participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality or (d) the credit of the agency or instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association (“FNMA”)). No assurance can be given that the U.S. government will provide financial support to such U.S. government
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agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future since it is not obligated to do so by law. Accordingly, such U.S. government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed-rate and floating or variable rate U.S. government obligations. The Funds may purchase U.S. government obligations on a forward commitment basis.
The Strategic Bond Fund may also purchase Treasury Inflation Protected Securities (“TIPS”). TIPS are U.S. Treasury securities issued at a fixed rate of interest but with principal adjusted every six months based on changes in the Consumer Price Index. As changes occur in the inflation rate, as represented by the Consumer Price Index, the value of the security’s principal is adjusted by the same proportion. If the inflation rate falls, the principal value of the security will be adjusted downward, and consequently, the interest payable on the securities will be reduced.
STRIPS. The Strategic Bond Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. See “Zero Coupon Securities” below for a fuller discussion of such securities. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.
Repurchase Agreements. The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. Subject to the overall limitations described in “Illiquid Securities,” a Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.
Risk Factors. The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, a Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by a Fund and not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. It is possible that a Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.
In December 2023, the SEC adopted rule amendments providing that any covered clearing agency (“CCA”) for U.S. Treasury securities require that every direct participant of the CCA (which generally would be a bank or broker-dealer) submit for clearance and settlement all eligible secondary market transactions in U.S. Treasury securities to which it is a counterparty.
The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by U.S. Treasury securities (collectively, “Treasury repo transactions”) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services.
The Treasury repo transactions of registered funds with any direct participants of a CCA will be subject to the mandatory clearing requirement. Currently, the Fixed Income Clearing Corporation (“FICC”) is the only CCA for U.S. Treasury securities. FICC currently operates a “Sponsored Program” for clearing of Treasury repo transactions pursuant to which a registered fund may enter into a clearing arrangement with a “sponsoring member” bank or broker-dealer that is a direct participant of FICC as a “sponsored member” of FICC.
Compliance with the clearing mandate for Treasury repo transactions is scheduled to be required by June 30, 2026. The clearing mandate is expected to result in each Fund being required to clear all or substantially all of its Treasury repo transactions as of the compliance date, and may necessitate expenditures by each Fund that trades in Treasury repo transactions in connection with entering into new agreements with sponsoring members and taking other actions to comply with the new requirements.
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Reverse Repurchase Agreements and Dollar Rolls. The Strategic Bond Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker–dealer in return for a percentage of the portfolio security’s market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Reverse repurchase agreements are generally subject to a number of risks such as leverage risk, liquidity risk, operational risk and legal risk (i.e., the risk of insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a contract). Reverse repurchase agreements are also subject to the risk that the other party may fail to return the security in a timely manner or at all. A Fund may lose money if the market value of the security transferred by the Fund declines below the repurchase price.
The Strategic Bond Fund may purchase dollar rolls. A “dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered. Dollar rolls are generally subject to a number of risks such as leverage risk, liquidity risk, market risk, credit risk, default risk, counterparty risk, management risk, operational risk and legal risk. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.
Successful use of mortgage dollar rolls depends on a Fund’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities a Fund is required to purchase may decline below the agreed upon repurchase price.
Corporate Debt Securities. The Funds may invest in debt securities, such as convertible and non-convertible bonds, preferred stock, notes and debentures, issued by corporations, limited partnerships and other similar entities. Investments in securities that are convertible into equity securities and preferred stock have characteristics of equity as well as debt securities, and their value may be dependent in part on the value of the issuer’s equity securities. The Funds may also invest in debt securities that are accompanied by warrants which are convertible into the issuer’s equity securities, which have similar characteristics. See “Equity Securities” above for a fuller description of convertible securities.
The Strategic Bond Fund may invest in corporate debt securities issued by infrastructure companies.
Securities Issued in Connection with Reorganizations and Corporate Restructuring. In connection with reorganizing or restructuring of an issuer or its capital structure, an issuer may issue common stock or other securities to holders of debt instruments. The Strategic Bond Fund may hold such common stock and other securities even though it does not ordinarily purchase or may not be permitted to purchase such securities.
Zero Coupon Securities. The Strategic Bond Fund may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.
Mortgage-Related And Other Asset-Backed Securities.
The forms of mortgage-related and other asset-backed securities the Strategic Bond Fund may invest in include the securities described below.
Agency Mortgage-Backed Securities. Certain MBS may be issued or guaranteed by the U.S. government or a government-sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government-sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment. Since 2008, Fannie Mae and Freddie Mac have been operating under Federal Housing
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Finance Administration (“FHFA”) conservatorship and are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. The FHFA has made public statements regarding plans to consider ending the conservatorships. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is unclear how their respective capital structures would be constructed and what impact, if any, there would be on Fannie Mae’s or Freddie Mac’s creditworthiness and guarantees of certain mortgage-backed securities. Should the conservatorships end, there could be an adverse impact on the value of Fannie Mae or Freddie Mac securities, which could cause losses to the Strategic Bond Fund.
Privately-Issued Mortgage-Backed Securities. MBS held by the Strategic Bond Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes and other risks than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Reverse Mortgages. The Strategic Bond Fund may invest in mortgage-related securities that reflect an interest in reverse mortgages. Due to the unique nature of the underlying loans, reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities. The date of repayment for such loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain.
Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are “pass-through” securities because they provide investors with monthly payments of principal and interest which in effect are a “pass-through” of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the GNMA, which is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the FNMA, a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.
Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of property owners to make loan payments, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. Investments in CMBS are also subject to the risks of asset-backed securities generally and may be particularly sensitive to prepayment and extension risks. CMBS securities may be less liquid and exhibit greater price volatility than other types of asset-backed securities. In addition, certain of the mortgaged properties securing the pools of commercial mortgage loans underlying CMBS may have a higher degree of geographic concentration in a few states or regions. The values of, and income generated by, CMBS may be adversely affected by changing interest rates and other developments impacting the commercial real estate market, such as population shifts and other demographic changes, increasing vacancies (potentially for extended periods) and reduced demand for commercial and office space as well as maintenance or tenant improvement costs and costs to convert properties for other uses. These developments could result from, among other things, changing tastes and preferences (such as for remote work arrangements) as well as cultural, technological, global or local economic and market developments. In addition, changing interest rate environments and associated changes in lending standards and higher refinancing rates may adversely affect the commercial real estate and CMBS markets. The occurrence of any of the foregoing developments would likely increase default risk for the properties and loans underlying these investments as well as impact the value of, and income generated by, these investments.
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Collateralized Mortgage Obligations. The Strategic Bond Fund may invest in collateralized mortgage obligations (“CMOs” ), which are mortgage-backed securities (“MBS”) that are collateralized by mortgage loans or mortgage pass-through securities, and multi-class pass-through securities, which are equity interests in a trust composed of mortgage loans or other MBS. Unless the context indicates otherwise, the discussion of CMOs below also applies to multi-class pass through securities.
CMOs may be issued by governmental or government-related entities or by private entities, such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market traders. CMOs are issued in multiple classes, often referred to as “tranches,” with each tranche having a specific fixed or floating coupon rate and stated maturity or final distribution date. Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the holders of the CMOs. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds.
The principal and interest on the underlying collateral may be allocated among the several tranches of a CMO in innumerable ways including “interest only” and “inverse interest only” tranches. In a common CMO structure, the tranches are retired sequentially in the order of their respective stated maturities or final distribution dates (as opposed to the pro-rata return of principal found in traditional pass-through obligations). The fastest-pay tranches would initially receive all principal payments. When those tranches are retired, the next tranches in the sequence receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives and risk characteristics.
The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates and will affect the yield and price of CMOs. In addition, if the collateral securing CMOs or any third-party guarantees are insufficient to make payments, the Fund could sustain a loss. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other types of mortgage securities. As a result, it may be difficult or impossible to sell the securities at an advantageous time or price.
Privately issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit, or other credit enhancing features. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies and instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies and instrumentalities or any other person or entity. Privately issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow. Yields on privately issued CMOs have been historically higher than the yields on CMOs backed by mortgages guaranteed by U.S. government agencies and instrumentalities. The risk of loss due to default on privately issued CMOs, however, is historically higher since the U.S. Government has not guaranteed them.
New types of CMO tranches have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. For example, an inverse interest-only class CMO entitles holders to receive no payments of principal and to receive interest at a rate that will vary inversely with a specified index or a multiple thereof. Under certain of these newer structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of MBS.
Stripped Mortgage-Backed Securities. The Strategic Bond Fund may invest in stripped mortgage-backed securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a
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material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre- payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. Conversely, PO classes tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for SMBS may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Fund's ability to buy or sell those securities at any particular time.
Covered Bonds. The Strategic Bond Fund may invest in covered bonds, which are debt instruments issued by banks or other financial institutions that are backed by both the issuing financial institution and a segregated pool of financial assets (a “cover pool”), typically comprised of residential or commercial mortgage loans or loans to public sector institutions. The cover pool, typically maintained by the issuing financial institution, is designed to pay covered bond holders in the event that there is a default on the payment obligations of a covered bond. To the extent the cover pool assets are insufficient to repay amounts owing in respect of the bonds, bondholders also have a senior, unsecured claim against the issuing financial institution. Covered bonds differ from other debt instruments, including asset-backed securities, in that covered bondholders have claims against both the cover pool and the issuing financial institution. Market practice surrounding the maintenance of a cover pool, including custody arrangements, varies based on the jurisdiction in which the covered bonds are issued. Certain jurisdictions may afford lesser protections regarding the amount cover pools are required to maintain or the manner in which such assets are held. The value of a covered bond is affected by factors similar to other types of mortgage-backed securities, and a covered bond may lose value if the credit rating of the issuing financial institution is downgraded or the quality of the assets in the cover pool deteriorates.
Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.
To-Be-Announced Mortgage-Backed Securities. As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced mortgage-backed security (a “TBA”) at a future date. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. However, at the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the buyer agrees to accept any mortgage-backed security that meets specified terms. Thus, the buyer and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. A Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or to take a short position in mortgage-backed securities. A Fund may also purchase or sell an option to buy or sell a TBA sale commitment. When a Fund enters into a TBA commitment for the sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date (which may be referred to as having a short position in such TBA securities), the Fund may or may not hold the types of mortgage-backed securities required to be delivered. TBA commitments involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. In addition, TBA purchase commitments are subject to the risk that the underlying mortgages may be less favorable than anticipated by a Fund.
Risk Factors. The value of a Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying instruments. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to prime loans, subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to prime, subprime, Alt-A and non-conforming mortgage loans may be susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.
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Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the FNMA) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, greater credit risk or different underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Delinquencies, defaults and losses on residential mortgage loans may increase substantially over certain periods, which may affect the performance of the MBS in which certain Funds may invest. Mortgage loans backing non-agency MBS are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities. In addition, housing prices and appraisal values in many states and localities over certain periods have declined or stopped appreciating. A sustained decline or an extended flattening of those values may result in additional increases in delinquencies and losses on MBS generally.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Adverse changes in market conditions and the regulatory climate may reduce the cash flow which a Fund, to the extent it invests in MBS or other asset-backed securities, receives from such securities and increase the incidence and severity of credit events and losses in respect of such securities. In the event that interest rate spreads for MBS and other asset-backed securities widen following the purchase of such assets by a Fund, the market value of such securities is likely to decline and, in the case of a substantial spread widening, could decline by a substantial amount. Furthermore, adverse changes in market conditions may result in reduced liquidity in the market for MBS and other asset-backed securities and an unwillingness by banks, financial institutions and investors to extend credit to servicers, originators and other participants in the market for MBS and other asset-backed securities. As a result, the liquidity and/or the market value of any MBS or asset-backed securities that are owned by a Fund may experience declines after they are purchased by a Fund.
Asset-backed securities may include MBS, loans, receivables or other assets. The value of a Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
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Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments, which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.
Structured Investment Vehicles. Certain investments in derivatives, including structured instruments as well as investments in mortgage-backed securities and asset-backed securities, involve the purchase of securities from structured investment vehicles (“SIVs”). SIVs are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. SIVs are often leveraged and securities issued by SIVs may have differing credit ratings. Investments in SIVs present counterparty risks, although they may be subject to a guarantee or other financial support by the sponsoring entity. Investments in SIVs may be more volatile, relatively less liquid than other investments and more difficult to price accurately than other types of investments.
Because SIVs depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the SIVs may have to liquidate assets at a loss. Also, with respect to SIVs’ assets in finance companies, a Fund may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Fund.
Collateralized Loan Obligations. The Strategic Bond Fund may invest in collateralized loan obligations (“CLOs”). CLOs are special purpose entities which are collateralized mainly by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees. Payments of principal and interest are passed through to investors in a CLO and divided into several tranches of rated debt securities and typically at least one tranche of unrated subordinated securities, which may be debt or equity (“CLO Securities”). CLO Securities generally receive some variation of principal and/or interest installments and, with the exception of certain subordinated securities, bear different interest rates. If there are defaults or a CLO’s collateral otherwise underperforms, scheduled payments to senior tranches typically take priority over less senior tranches.
Risk Factors. In addition to normal risks associated with debt obligations and fixed income and/or asset-backed securities as discussed elsewhere in this SAI and the Prospectus (e.g., credit risk, interest rate risk, market risk, default risk and prepayment risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the quality of the collateral may decline in value or default; (iii) the Strategic Bond Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
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A CLO’s investments in its underlying assets may be CLO Securities that are privately placed and thus are subject to restrictions on transfer to meet securities law and other legal requirements. In the event that the Strategic Bond Fund does not satisfy certain of the applicable transfer restrictions at any time that it holds CLO Securities, it may be forced to sell the related CLO Securities and may suffer a loss on sale. CLO Securities may be considered illiquid investments in the event there is no secondary market for the CLO Securities.
Loans and Other Direct Indebtedness. The Strategic Bond Fund may purchase loans or other direct indebtedness, or participations in loans or other direct indebtedness, that entitle the acquiror of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. This may include investments in floating rate “bank loans” or “leveraged loans,” which are generally loans issued to below investment grade companies that carry floating coupon payments. This may also include debtor-in-possession financing for companies currently going through the bankruptcy process. In addition to being structured as secured or unsecured, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by banks or other financial institutions or lending syndicates.
Risk Factors. Loans and other direct indebtedness involve the risk that a Fund will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand. These commitments may require a Fund to increase its investment in a company at a time when that Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Default or an increased risk of default in the payment of interest or principal on a loan results in a reduction in income to a Fund, a reduction in the value of the loan and a potential decrease in a Fund’s net asset value. The risk of default increases in the event of an economic downturn or a substantial increase in interest rates. If a borrower defaults on its obligations, a Fund may end up owning any underlying collateral securing the loan and there is no assurance that sale of the collateral would raise enough cash to satisfy the borrower’s payment obligation or that the collateral can be liquidated. If the terms of a loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the original collateral, a Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loan. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of bankruptcy of the borrower. Senior loans are subject to the risk that a court may not give lenders the full benefit of their senior positions. In addition, there is less readily available, reliable information about most senior loans than is the case for many other types of securities. With limited exceptions, a Fund will generally take steps intended to ensure that it does not receive material non-public information about the issuers of senior or floating rate loans who also issue publicly-traded securities and, therefore, a Fund may have less information than other investors about certain of the senior or floating rate loans in which the Fund seeks to invest. A Fund's intentional or unintentional receipt of material non-public information about such issuers could limit the Fund’s ability to sell certain investments held by the Fund or pursue certain investment opportunities, potentially for a substantial period of time. Loans and other forms of direct indebtedness are not registered under the federal securities laws and, therefore, do not offer securities law protections against fraud and misrepresentation. Each Fund relies on RIM's and/or the money manager(s)' research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund. The market for loan obligations may be subject to extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or take other actions if necessary to raise cash to meet its obligations.
Investments in floating rate “bank loans” or “leveraged loans” are generally rated below investment grade and are expected to exhibit credit risks similar to “high yield” or “junk” bonds. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Bank loans have recently experienced significant investment inflows and if inflows reverse, bank loans could be subject to liquidity risk and lose value. Bank loans generally are subject to legal or contractual restrictions on resale and to illiquidity risk, including potential illiquidity resulting from extended trade settlement periods. In addition, investments in bank loans are typically subject to the risks of floating rate
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securities and “high yield” or “junk bonds.” Investments in such loans and other direct indebtedness may involve additional risk to a Fund. Senior loans made in connection with highly leveraged transactions are subject to greater risks than other senior loans. For example, the risks of default or bankruptcy of the borrower or the risks that other creditors of the borrower may seek to nullify or subordinate a Fund’s claims on any collateral securing the loan are greater in highly leveraged transactions.
As a Fund may be required to rely on an interposed bank or other financial intermediary to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts.
A Fund's investment in “leveraged loans” may include an investment in “covenant lite” loans. Covenant lite loans, the terms and conditions of which may vary by instrument, may contain fewer or less restrictive financial maintenance covenants or restrictions compared to other loans that might otherwise enable an investor to proactively enforce financial covenants or prevent undesired actions by the borrower. As a result, a Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans or debt securities with more restrictive covenants, which may result in losses to the Fund. In addition, covenants contained in loan documentation are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s operations or assets and by providing certain information and consent rights to lenders. In addition to operational covenants, loans and other debt obligations often contain financial covenants which require a borrower to satisfy certain financial tests at periodic intervals or to maintain compliance with certain financial metrics. The Funds are exposed to loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations, which are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.
In purchasing loans or loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations may be illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations.
Brady Bonds. The Strategic Bond Fund may invest in Brady Bonds, the products of the “Brady Plan,” under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily U.S.-dollar) and are actively traded on the over-the-counter market.
Yankee Bonds. The Strategic Bond Fund may invest in Yankee Bonds. Non-U.S. corporations and banks issuing dollar denominated instruments in the U.S. are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks, reserve requirements, loan limitations and examinations. This complicates efforts to analyze these securities and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.
Bank Obligations. The Strategic Bond Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. In addition, the Strategic Bond Fund may invest in bank instruments, which include Eurodollar certificates of deposit (“ECDs”), Eurodollar time deposits (“ETDs”) and Yankee Certificates of Deposit (“Yankee CDs”).
Risk Factors. An adverse development in the banking industry may affect the value of the Strategic Bond Fund’s investments. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Banks are subject to extensive but different government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry. The banking industry may also be impacted by legal and regulatory developments. The specific effects of such developments are not yet fully known.
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ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are U.S. dollar denominated certificates of deposit issued by foreign branches of U.S. and foreign banks; ETDs are U.S. dollar denominated time deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.
Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. This complicates efforts to analyze these securities and may increase the possibility that a non-U.S. bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.
High Yield Bonds. The Funds may invest in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”), which include securities rated below BBB- by S&P, below Baa3 by Moody’s or below BBB- by Fitch (using highest of split ratings), or in unrated securities judged to be of similar credit quality to those designations.
Risks Associated with High Yield Bonds. Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates, and because they are relatively less liquid than higher rated securities. As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default, which could result in a loss to a Fund.
Lower rated or unrated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower rated debt securities are often less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn, for example, could cause a sharper decline in the prices of lower rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of lower rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery and may not recover the full amount or any of its investment. In the event of an issuer’s bankruptcy, the claims of other creditors may have priority over the claims of lower rated debt holders, leaving insufficient assets to repay the holders of lower rated debt securities.
In addition, the markets in which lower rated or unrated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund’s shares. While such debt may have some quality and protective characteristics, these are generally outweighed by large uncertainties or major risk exposure to adverse conditions.
Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.
Distressed Securities. The Funds may invest in debt securities that are the subject of bankruptcy proceedings, in default as to the payment of principal or interest, or rated in the lowest rating category by an NRSRO (“distressed securities”). Investments in distressed securities may be considered speculative and may involve substantial risks not normally associated with investments in healthier companies, including the increased possibility that adverse business, financial or economic conditions will cause the issuer to default or initiate insolvency proceedings. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers, and the degree of risk associated with particular distressed securities may be difficult or impossible to determine. Distressed securities may also be illiquid, difficult to value and experience extreme price volatility. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, a Fund may lose all of its investment in the distressed security, or it may be required to accept cash or securities with a value less than a Fund's original investment.
Lowest Rated Investment Grade Securities. The Funds may invest in debt securities that have the lowest investment grade rating provided by a rating agency. Securities rated BBB- by S&P, Baa3 by Moody’s or BBB- by Fitch are the lowest ratings which are considered “investment grade,” although Moody’s considers securities rated Baa3, S&P considers bonds rated BBB- and Fitch considers bonds rated BBB-, to have some speculative characteristics.
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Securities rated BBB- by S&P, Baa3 by Moody’s or BBB by Fitch may involve greater risks than securities in higher rating categories. Securities receiving S&P’s BBB- rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see “Credit Rating Definitions.”
Securities possessing Moody’s Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security are judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.
Securities possessing Fitch’s BBB- rating indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.
Ratings may be used to assist in investment decisions. Ratings of debt securities represent a rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates.
Auction Market and Remarketed Preferred Stock. The Strategic Bond Fund may purchase certain types of auction market preferred stock (“AMPS”) or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing, which are typically held weekly, is successful. If the auction or remarketing fails, the holder of certain types of AMPS or RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third-party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.
Municipal Debt Instruments.
Economic downturns and budgetary constraints may make municipal securities more susceptible to downgrade, default and bankruptcy. In addition, difficulties in the municipal securities markets could result in increased illiquidity, price volatility and credit risk, and a decrease in the number of municipal securities investment opportunities. The value of municipal securities may also be affected by uncertainties involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy, as expanded further below. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. These uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities.
The City of Detroit filed for federal bankruptcy protection on July 18, 2013. The bankruptcy of large cities such as Detroit is relatively rare, making the consequences of such bankruptcy filings difficult to predict. Accordingly, it is unclear what impact a large city’s bankruptcy filing would have on the city's outstanding obligations or on the obligations of other municipal issuers in that state. It is possible that the city could default on, restructure or otherwise avoid some or all of these obligations, which may negatively affect the marketability, liquidity and value of securities issued by the city and other municipalities in that state. If a Fund holds securities that are affected by a city’s bankruptcy filing, the Fund's investments in those securities may lose value, which could cause the Fund's performance to decline.
Municipal Obligations and Bonds. The Strategic Bond Fund may invest in “municipal obligations.” Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications—General Obligation Bonds and Revenue Bonds. Municipal bonds include:
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General Obligation Bonds – are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. Timely payments on general obligation bonds depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds – are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service and may be negatively affected by the general credit of the user of the facility.
Additional types of municipal obligations include the following:
Industrial Development Bonds – are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects. Industrial development bonds issued after the effective date of the Tax Reform Act of 1986, as well as certain other bonds, are now classified as “private activity bonds.” Some, but not all, private activity bonds issued after that date qualify to pay tax-exempt interest.
Private Activity Bonds – are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so.
Moral Obligation Bonds – are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Lease Obligations – are obligations in which the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
Pre-Refunded Municipal Bonds – are tax-exempt bonds that have been refunded to a call date prior to the maturity of principal (or to the final maturity of principal, in the case of pre-refunded municipal bonds known as “escrowed-to-maturity bonds”) and remain outstanding in the municipal market. Principal and interest payments on pre-refunded municipal bonds are funded from securities in designated escrow accounts holding U.S. Treasury securities or other obligations of the U.S. government and its agencies and instrumentalities. Issuers use pre-refunded municipal bonds to obtain more favorable terms with respect to bonds that are not yet callable or redeemable. Issuers can refinance their debt at lower rates when market interest rates decline, improve cash flow by restructuring the debt, or eliminate certain restrictive covenants. However, other than a change in revenue source from which principal and interest payments are made, the pre-refunded municipal bonds remain outstanding on their original terms until maturity or until redeemed by the issuer. These bonds often sell at a premium over face value. In the event a Fund sells a pre-refunded municipal bond prior to its maturity, the price received may be less than the bond’s original cost, depending on market conditions at the time of sale.
Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business and political developments. Lower rated municipal obligations are subject to greater credit and market risk than higher quality municipal obligations. The value of these securities, or an issuer’s ability to make payments, may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. Timely payments by issuers of industrial development bonds are dependent on the money earned by the particular facility or amount of revenues from other sources, and may be negatively affected by the general credit of the user of the facility.
Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. In addition, the perceived increased likelihood of default among issuers of municipal bonds has resulted in increased illiquidity, increased price volatility and credit downgrades of such issuers. In addition, the current economic climate and the perceived increased likelihood of default among issuers of municipal bonds has resulted in increased illiquidity, increased price volatility and credit downgrades of such issuers. A lack of information regarding certain issuers may make their municipal securities more difficult to assess. Additionally, uncertainties in the municipal securities market could negatively affect a Fund's net asset value and/or the distributions paid by a Fund. Certain municipal obligations in which a Fund invests may pay interest that is subject to the alternative minimum tax.
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To be tax exempt, municipal bonds must meet certain regulatory requirements. The failure of a municipal bond to meet these requirements may cause the interest received by a Fund from such bonds to be taxable. Interest on a municipal bond may be declared taxable after the issuance of the bond, and such a determination could be applied retroactively to the date of the issuance of the bond, causing a portion of prior distributions made by a Fund to be taxable to shareholders in the year of receipt. Additionally, income from municipal bonds may be declared taxable due to unfavorable changes in tax law, adverse interpretations by the Internal Revenue Service or noncompliant conduct of a bond issuer.
Municipal obligations include the obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions, such as the U.S. Virgin Islands and Guam. General obligations and/or revenue bonds of issuers located in U.S. territories may be affected by political, social and economic conditions in such U.S. territories. The sources of payment for such obligations and the marketability thereof may be affected by financial and other difficulties experienced by such issuers. While the Commonwealth of Puerto Rico (the “Commonwealth” or “Puerto Rico”) has taken significant steps toward fiscal stabilization, the Commonwealth continues to face serious fiscal challenges, including an extended period of chronic budget deficits, high debt levels, a protracted recession, high unemployment, and low workforce participation. In September 2017, Puerto Rico was hit by two successive hurricanes that caused severe damage to Puerto Rico’s infrastructure. Additionally, Puerto Rico experienced significant political instability in 2019. Puerto Rico has high levels of national debt and its general obligation credit rating has been rated below investment grade by a number of nationally recognized statistical rating organizations. The Commonwealth’s ratings reflect an economy in prolonged recession, limited economic activity, lower-than-estimated revenue collections, lackluster revenue growth, high government debt levels relative to the size of the economy, structural budget gaps, high spending and other potential fiscal challenges. The market prices and yields of Puerto Rican general obligations may be adversely affected by the ratings downgrade and any future downgrades. There can be no assurance that current or future economic difficulties in Puerto Rico will not adversely affect the market value of Puerto Rico municipal obligations or the ability of particular issuers to make timely payments of debt service on these obligations. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Although Puerto Rico is a U.S. Territory, neither Puerto Rico nor its subdivisions or agencies are eligible to file under the U.S. Bankruptcy Code in order to seek protection from creditors or restructure their debt. However, the U.S. Congress approved legislation that establishes an oversight board, temporarily stays creditor legislation and provides for a restructuring process. From 2017-2022, the Commonwealth, its Sales Tax Financing Corporation, Highways and Transportation Authority, Employees' Retirement System, Public Buildings Authority, and Aqueduct and Sewer Authority, were subject to the equivalent of municipal bankruptcy proceedings, known as “PROMESA” cases. During those proceedings, these municipal entities were unable to issue new municipal securities or repay existing municipal debt. At this time, Puerto Rico's Electric Power Authority (“PREPA”) remains in such proceedings and subject to such restrictions. Moreover, the validity of PREPA's debt instruments (and thus whether the holders are entitled to any recovery at all) has been called into question and may be litigated as part of its PROMESA case. PROMESA is a novel federal law and many of its provisions have been disputed. Those agencies of the Commonwealth that are not currently debtors in PROMESA proceedings at this time may enter such proceedings in the future and, in any event, can be expected to be subject to many of the same stressors that caused the proceedings mentioned above. For these and other reasons, the timing and rate of recovery on municipal securities that have been or will be issued by the Commonwealth or any of its agencies are highly unpredictable. Further legislation by the U.S. Congress, or actions by the oversight board, or court approval of an unfavorable debt restructuring deal could have a negative impact on the marketability, liquidity or value of certain investments held by a Fund and could reduce a Fund’s performance. Guam’s economy depends in large measure on tourism and the U.S. military presence, each of which is subject to uncertainties as a result of global economic, social and political events. Any reduction in tourism or the U.S. military presence could adversely affect Guam’s economy. Tourism accounts for a substantial portion of the U.S. Virgin Islands’ gross domestic product. A weak economy, war, natural disasters, epidemic outbreaks or the threat of terrorist activity, among other influences that are beyond the control of the territory, can adversely affect its tourism.
Some municipal bonds feature credit enhancements, such as lines of credit, letters of credit, municipal bond insurance, and standby bond purchase agreements (“SBPAs”). SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, non-governmental insurance company, provides an unconditional and irrevocable assurance that the insured bond’s principal and interest will be paid when due. Insured municipal bonds typically receive a higher credit rating than uninsured municipal bonds, which means the issuer of the bond pays a lower interest rate. Insurance does not guarantee the price of the bond or the share price of a Fund.
The credit rating of an insured bond may reflect the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and
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adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating, and conditions or changes to ratings criteria of municipal bonds could adversely impact the ratings of the insurer. Rating agencies have lowered their ratings and withdrawn ratings on some municipal bond insurers. In such cases, the insurance may provide little or no enhancement of credit or resale value to the municipal bond, and the bond rating will reflect the higher of the insurer rating or the rating of the underlying bond.
An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower or bond issuer.
Municipal Notes. The Strategic Bond Fund may invest in municipal notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (although the interest may be includable in taxable income for purposes of the alternative minimum tax). If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money. Municipal notes include:
Tax Anticipation Notes – issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.
Bond Anticipation Notes – issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.
Revenue Anticipation Notes – issued in expectation of receipt of other types of revenues such as certain federal revenues.
Construction Loan Notes – sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.
Pre-Refunded Municipal Bonds – bonds no longer secured by the credit of the issuing entity, having been escrowed with U.S. Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.
Tax Free Commercial Paper – a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.
Project Notes – sold by the U.S. Department of Housing and Urban Development but issued by a state or local housing agency to provide financing for a variety of programs. They are backed by the full faith and credit of the U.S. government and generally carry a term of one year or less.
Variable Rate Demand Notes – long-term, taxable, or tax-exempt bonds issued on a variable rate basis that can be tendered for purchase at par whenever rates reset upon contractual notice by the investor. The bonds tendered are then resold by the remarketing agent in the secondary market to other investors. Variable Rate Demand Notes can be converted to a long term fixed rate security upon appropriate notice by the issuer. The pricing, quality and liquidity of the floating and variable rate demand instruments held by a Fund will continually be monitored.
Tax Free Participation Certificates – tax free floating, or variable rate demand notes which are issued by a municipal or governmental entity that sells a participation in the note. The pricing, quality and liquidity of the participation certificates will be continually monitored.
A participation certificate gives the Fund an undivided interest in the municipal obligation in the proportion that the Fund’s participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that has been determined to meet the prescribed quality standards for a Fund. A Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days’ notice for all or any part of the full principal amount of the Fund’s participation interest in the security plus accrued interest. The demand feature is only intended to be exercised (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Fund in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.
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The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. A Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. A Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.
Puts, Stand-by Commitments and Demand Notes. The Strategic Bond Fund may purchase municipal obligations with the right to a “put” or “stand-by commitment.” A “put” on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price or yield on certain dates or within a specified period prior to maturity.
The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that are believed to continually satisfy the Funds' credit quality requirements.
The Strategic Bond Fund may also invest in demand notes and in variable rate demand notes that are supported by credit and liquidity enhancements from entities such as banks, insurance companies, other financial institutions, or U.S. government agencies. Demand notes are obligations with the right to a “put,” obligating the provider of the put to buy the security within a specified time and at an agreed upon price. Variable rate demand notes are floating rate instruments with terms of as much as 40 years which pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates. Liquidity is provided with a put feature, which allows the holder to put the security at par plus accrued interest on any interest rate reset date, usually with one or seven days notice. Variable rate demand notes almost always have credit enhancements in the form of either a letter of credit or bond insurance.
The Funds may purchase floating or variable rate municipal obligations, some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days’ notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.
Risk Factors. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. A seller may be unable to honor a put or stand-by commitment for financial reasons. In the event the seller is unable to honor a put or stand-by commitment for financial reasons, a Fund may be a general creditor of the seller. Restrictions in the buy back arrangement may not obligate the seller to repurchase the securities or may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and a Fund may lose money. (See “Investment Strategies and Portfolio Instruments —Municipal Notes—Tax Free Participation Certificates.”)
Variable Amount Master Demand Notes. The Strategic Bond Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (may be subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.
Variable and Floating Rate Securities. The Strategic Bond Fund may invest in variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90-day U.S. Treasury Bill, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed–income obligations with a fixed interest rate. Variable and floating rate securities may
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decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if the interest rates increase. Inverse floating rate securities, which are securities whose interest rate bears an inverse relationship to the interest rate on another security, may also exhibit greater price volatility than a fixed rate obligation with similar credit quality.
The Strategic Bond Fund may purchase variable rate U.S. government obligations which are instruments issued or guaranteed by the U.S. government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than every 762 days. Variable rate U.S. government obligations whose interest rates are readjusted no less frequently than every 762 days will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.
Commercial Paper. The Strategic Bond Fund may invest in commercial paper, which consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.
Money Market Securities. The Strategic Bond Fund may invest in money market securities. Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. The Strategic Bond Fund’s ability to redeem shares of a money market fund may be impacted by recent regulatory changes relating to money market funds which require the imposition of liquidity fees unless certain exceptions apply. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.
Asset-Backed Commercial Paper. The Strategic Bond Fund may invest in asset-backed commercial paper. Asset-backed commercial paper is a fixed income obligation generally issued by a corporate-sponsored special purpose entity to which the corporation has contributed cash-flowing receivables such as credit card receivables or auto and equipment leases. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper. Asset-backed commercial paper is usually unregistered and, therefore, transfer of these securities is restricted by the Securities Act of 1933.
Indexed Commercial Paper. The Strategic Bond Fund may invest in indexed commercial paper, which is U.S.-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
While such commercial paper entails risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.
Credit and Liquidity Enhancements. The Strategic Bond Fund may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of the entity issuing the enhancement, if contemporaneous with adverse changes in the enhanced security, could cause losses to the Strategic Bond Fund and may affect its net asset value. The use of credit and liquidity enhancements exposes the Strategic Bond Fund to counterparty risk, which is the risk that the entity issuing the credit and/or liquidity enhancement may not be able to honor its financial commitments.
Funding Agreements. The Strategic Bond Fund may invest in various types of funding agreements. A funding agreement is an obligation of indebtedness negotiated privately between an investor and an insurance company. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid and therefore will be subject to the Fund’s limitation on illiquid investments.
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Other Financial Instruments Including Derivatives
Options, Futures and Other Financial Instruments. The Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Funds' investments or for investment purposes (e.g., as a substitute for investing in securities). These financial instruments include, but are not limited to, options, futures, forward contracts and swaps. Derivatives may be used to take long or short positions.  Positions in these financial instruments may expose a Fund to an obligation to another party.
Derivatives are generally subject to a number of risks such as leverage risk, liquidity risk, market risk, credit risk, default risk, counterparty risk, management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
Options and Futures. The Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets, and purchase and sell interest rate, foreign currency, index and other types of futures contracts and purchase and write options on such futures contracts for hedging purposes or to effect investment transactions consistent with a Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds.
Options on Securities and Indexes. Each Fund may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
Exchange-listed options are issued by a regulated intermediary, such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the strike price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of an option (or a particular class or series of an option), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.
Over-the-counter options (“OTC Options”) are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.
Certain OTC Options will eventually be exchange-traded and cleared. Although these changes are expected to decrease the counterparty risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free. Where OTC Options remain uncleared, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any anticipated benefits of the transaction. Accordingly, the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit must be assessed to determine the likelihood that the terms of the OTC Option will be satisfied. A Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers” or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a minimum long-term Counterparty credit rating, including reassignments, of BBB- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) or determined to be of equivalent credit.
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An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period or on a specified date or dates, for certain types of options. The writer of an option on a security has the obligation upon exercise of the option, to deliver the underlying security upon payment of the exercise price (in the case of a call), or to pay the exercise price upon delivery of the underlying security (in the case of a put). Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in a specific security.
A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate positively to one another.
A Fund will write call and put options only if they are “covered.” In the case of written call options that are not legally required to cash settle, the option is “covered” if the Fund (a) owns the security underlying the call or purchases a call option on the same security or index where the purchased call is scheduled to settle before or at the same time as the call written (i) with a strike price no greater than the strike price of the call option sold or (ii) if the strike price is greater, the Fund segregates liquid assets at least equal to the difference in value or (b) has segregated liquid assets at least equal in value to the market value of the underlying security or index, less any margin on deposit. A written put option that is not legally required to cash settle is “covered” if the Fund (a) sells the underlying security short at a price at least equal to the strike price where the short sale is scheduled to settle before or at the same time as the written put option is written or (b) holds a put on the same security or index where the put held is scheduled to settle before or at the same time as the put written, and where the exercise price of the put held is (i) equal to or greater than the strike price of the put written, or (ii) less than the strike price of the put written, provided the difference is maintained by the Fund in liquid segregated assets. Written call and put options that are legally required to cash settle are covered if the Fund segregates liquid assets in an amount at least equal in value to the Fund's daily marked-to-market obligation, if any, less any margins on deposit.
If an option written by a Fund expires out of the money, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long- or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.
Prior to the earlier of exercise or expiration, as noted above, an option may generally be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration).
A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of closing the option is less than the premium received from writing the option. If the cost of closing the option is more than the premium received from writing the option, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain. If the premium received from a closing sale transaction is less than the premium paid to purchase the option, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short- or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.
The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the last bid.
Risks Associated With Options On Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
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If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security or index, in the case of a put, upon expiration, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. When a Fund writes an option on a security or index, movements in the price of the underlying security or value of the index may result in a loss to the Fund. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist if a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.
As the writer of a covered call option (i.e., where a Fund holds the security underlying the option), a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security increase above the exercise price. It also retains a risk of loss on the underlying security should the price of the underlying security decrease. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.
If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.
Options on Foreign Currency. A Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with a Fund's investment objectives and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of a Fund to reduce foreign currency risk using such options. OTC Options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.
Futures Contracts and Options on Futures Contracts. A Fund may invest in interest rate futures contracts, foreign currency futures contracts, SOFR futures or stock index futures contracts, and options thereon that are traded on a U.S. or foreign exchange or board of trade or over-the-counter. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency at a specified price at a future date. A futures contract on an index (such as the S&P 500®) is an exchange-traded contract to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies, for example: the S&P 500®; the Russell 2000®; Nikkei 225; CAC-40; FTSE 100; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the Swiss Franc; the Mexican Peso and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future. SOFR futures are typically dollar-denominated futures contracts or options on those contracts that are linked to SOFR and were previously linked to the London Interbank Offered Rate (“LIBOR”). In addition, foreign currency denominated instruments are available from time to time. SOFR futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use SOFR futures contracts and options thereon to hedge against changes in SOFR, to which many interest rate swaps and fixed income instruments are linked.
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A Fund may use futures contracts for both hedging purposes and to effect investment transactions consistent with its investment objective and strategies. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. In addition, a Fund may use futures contracts to create equity exposure for its cash or, conversely, to reduce market exposure. See “Cash Reserves and Being Fully Invested” and “Hedging Strategies” for a fuller description of these strategies.
Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.
A Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.
There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or an option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.
When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the broker a specified amount of cash or U.S. government securities (“initial margin”). The initial margin required for a futures contract is set by the exchange on which the contract is traded and, in certain cases, by the Fund's futures commission merchant (“FCM”). The required initial margin may be modified during the term of the contract including, among other reasons, as a result of periods of significant market volatility which affect the value of the initial margin deposited. Such requirements to deposit or maintain additional margin may be imposed at times when a Fund is unable to, or would face potential challenges in, meeting the additional margin requirement. Under these circumstances, a Fund could be required to, among other actions, reduce the Fund's exposure(s) giving rise to the additional margin requirement, sell or otherwise transfer other investments of the Fund to raise cash to satisfy the additional margin requirement, and/or hold cash on an ongoing basis – potentially at a disadvantageous time to the Fund – to satisfy the additional margin requirement. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits.
A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the FCM of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.
A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.
Although some futures contracts call for making or taking delivery of the underlying securities or other assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations. In the case of transactions, if any, involving certain regulated futures contracts, any gain or loss arising from the lapse, closing out or exercise of such positions generally will be treated as 60% long-term and 40% short-term capital gain or loss. In addition, at the close of each taxable year, such positions generally will be marked-to-market (i.e., treated as sold for fair market value), and any resulting gain or loss will be treated as 60% long-term and 40% short-term capital gain or loss.
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Limitations on Use of Futures and Options on Futures Contracts.
A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system.
The Funds are limited in entering into futures contracts, options on futures contracts and swaps to positions which constitute “bona fide hedging” positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non-“bona fide hedging” purposes, to positions for which (a) the aggregate initial margins and premiums required to establish non-hedging positions in futures and options on futures when aggregated with the independent amounts required to establish non-hedging positions in swaps, less the amount by which any such options are “in-the-money,” do not exceed 5% of the Fund's net assets after taking into account unrealized profits and losses on those positions or (b) the aggregate net notional value of such instruments does not exceed 100% of the Fund's net assets, after taking into account unrealized profits and losses on those positions.
Risks Associated with Futures and Options on Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate or other trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. As a result, there can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.
Foreign Currency Futures Contracts. The Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.
A foreign currency futures contract is an exchange-traded contract pursuant to which a party makes or accepts delivery of a specified type of currency at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar or other currencies or to effect investment transactions consistent with the Funds' investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or
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write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option or purchase a put option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.
Forward Foreign Currency Exchange Transactions (“Forward Currency Contracts”). The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds' investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts to purchase or sell currency at a future date. A forward currency contract involves an obligation to purchase or sell a specific currency on a specific date in the future. For example, a forward currency contract may require a Fund to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) often have deposit or initial margin requirements and (c) are consummated without payment of any commissions. The Funds may engage in forward contracts that involve transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. The Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds' portfolios. Forward currency transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.
At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.
Upon maturity of a forward currency contract, a Fund may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then-current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will be available to the Funds.
The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are typically involved. The use of a forward foreign currency contract does not eliminate fluctuations in the price of the underlying securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.
If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.
Many foreign currency forwards will eventually be exchange-traded and cleared as discussed further below. Although these changes are expected to decrease the counterparty risk associated with bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, as with foreign currency futures contracts, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.
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The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon special skills and experience with respect to such instruments and usually depends on the ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.
A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above. Many foreign currency forward contracts will eventually be exchange-traded and cleared. Although these changes are expected to decrease the credit risk associated with bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free.
Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Contracts and Options Thereon Traded on Foreign Exchanges. Options on securities, futures contracts, options on futures contracts, forward currency contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.
Swap Agreements and Swaptions. The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out) with the Funds receiving or paying, as the case may be, only the net amount of the two payments. The Funds may also enter into swap agreements for investment purposes. When a Fund enters into a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (e.g., an exchange of floating rate payments for fixed rate payments).
The Funds may enter into several different types of swap agreements, including total return (equity and/or index), interest rate, currency, credit default and recovery lock swaps. Total return swaps are agreements where two parties exchange two sets of cash flows on predetermined dates for an agreed-upon amount of time. In a standard total return swap, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns may, for example, be an equity index value swapped with a floating rate plus or minus a pre-defined spread. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (e.g., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index). Interest rate swaps are agreements that can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are agreements where two parties exchange specified principal amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are returned. Credit default swaps are agreements which allow the transfer of third-party credit risk (the possibility that an issuer will default on an obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the Counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps may include index credit default swaps, which are contracts on baskets or indices of credit instruments, which may include tranches of commercial mortgage-backed securities (CMBX). Recovery lock swaps are agreements between two parties that provide for a fixed payment by one party and the delivery of a reference obligation, typically a bond, by the other party upon the occurrence of a credit event, such as a default, by the issuer of the reference obligation.
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The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The Funds may also enter into these transactions as a substitute for holding securities directly. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a “net basis.” If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement related to the transaction.
The Funds may enter into swap agreements with Counterparties that meet RIM’s credit quality limitations. The Funds will not enter into any swap agreement unless the Counterparty has a minimum senior unsecured credit rating or long-term Counterparty credit rating, including reassignments, of BBB- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction. Some swaps the Strategic Bond Fund may enter into, such as interest rate and certain credit default swaps, are traded on exchanges and subject to central clearing.
Certain derivatives, including swaps, may be subject to fees and expenses, and by investing in such derivatives indirectly through a Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Strategic Bond Fund.
There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Funds or the ability of the Funds to continue to implement their investment strategies. The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Funds is impossible to predict, but could be substantial and adverse.
In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) is changing the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth the legislative framework for over-the-counter (“OTC”) derivatives, including financial instruments, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and requires clearing and exchange trading of certain OTC derivatives transactions. The CFTC and SEC have approved joint final rules and interpretations that further define the terms “swap” and “security-based” swap and govern “mixed swaps” (the “Swap Definitions”). Under the Swap Definitions, the term “swap” includes OTC foreign exchange options, among other OTC contracts. The U.S. Department of the Treasury has determined that certain deliverable foreign exchange forwards and deliverable foreign exchange swaps are exempt from the definition of “swap.” The occurrence of the effective date for the Swap Definitions triggered numerous effective and compliance dates for other rules promulgated by the CFTC and SEC under the Dodd-Frank Act. The Swap Definitions are broad and encompass a number of transactions that were historically not subject to CFTC or SEC regulation. The impact of the effectiveness of the Swap Definitions along with the implementation of the various other rules contingent on the promulgation of the Swap Definitions is impossible to predict, but could be substantial and adverse.
Provisions in the Dodd-Frank Act include registration, recordkeeping, capital and margin requirements for “swap dealers” and “major swap participants” as determined by the Dodd-Frank Act and applicable regulations, and the required use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have adopted numerous rules and regulations implementing the provisions of the Dodd-Frank Act. It is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on any Funds, but it is expected that swap dealers, major market participants and swap Counterparties, including the Funds, will experience new and/or additional compliance burdens and associated costs. The Dodd-Frank Act and the rules may negatively impact a Fund's ability to meet its investment objective either through limits or requirements imposed on it or its Counterparties. In particular, new position limits imposed on a Fund or its Counterparties’ on-exchange and OTC trading may impact that Fund's ability to invest in a manner that efficiently meets its investment objective, and new requirements, including capital and mandatory clearing and margin, may increase the cost of a Fund's investments and cost of doing business, which could adversely affect investors. Similar to initial margin for futures contracts as discussed above, the required initial margin for cleared derivatives transactions may be modified during the term of the contract including, among other reasons, as a result of periods of significant market volatility which affect the value of the initial margin deposited.
The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract, option on futures contract, and in some cases, OTC transaction that is economically equivalent to certain futures or options contracts on physical commodities. The CFTC’s adoption of new and amended position limits for 25 specified physical commodity futures and
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related options contracts traded on exchanges, other futures contracts and related options directly or indirectly linked to such 25 specified contracts, and OTC transactions that are economically equivalent to the 25 specified contracts is a fairly new development. In addition, the CFTC also recently modified the bona fide hedging exemption for which certain swap dealers were previously eligible. This development could limit the amount of speculative OTC transaction capacity each swap dealer would have available for the Fund. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and may impose sanctions or restrictions. Position limits may adversely affect the market liquidity of the futures, options and economically equivalent derivatives in which the Funds may invest. It is possible that positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could adversely affect the operations and performance of a Fund.
Credit Default Swaps. The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Credit default swaps allow the Strategic Bond Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. The Strategic Bond Fund may act as either the buyer or the seller of a credit default swap. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Strategic Bond Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Strategic Bond Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Strategic Bond Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Certain standardized swaps, including certain credit default swaps, are subject to mandatory clearing, and more are expected to be subject to mandatory clearing in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives, but cleared contracts are not risk-free. Clearing may subject the Strategic Bond Fund to increased costs or margin requirements.
As the seller of protection in a credit default swap, the Strategic Bond Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the Counterparty in the event of a default (or other specified credit event), and the Counterparty would be required to surrender the reference debt obligation. In return, the Strategic Bond Fund would receive from the Counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Strategic Bond Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Strategic Bond Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Strategic Bond Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Strategic Bond Fund would function as the Counterparty referenced in the preceding paragraph.
Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific reference obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Strategic Bond Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Strategic Bond Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Credit default swap agreements on asset-backed securities also involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, deliverable obligations in most instances would be limited to the specific reference obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the reference obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the reference obligation or to take an active long or short position with respect to the likelihood of a particular reference obligation’s default (or other defined credit events).
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Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference obligations comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Credit default swaps could result in losses if the Strategic Bond Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Strategic Bond Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to the risks inherent in the use of swaps, including illiquidity risk and counterparty risk. The Strategic Bond Fund will generally incur a greater degree of risk when selling a credit default swap than when purchasing a credit default swap. As a buyer of a credit default swap, the Strategic Bond Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Strategic Bond Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Strategic Bond Fund. In addition, there may be disputes between the buyer and seller of a credit default swap agreement or within the swaps market as a whole as to whether a credit event has occurred or what the payment should be. Such disputes could result in litigation or other delays, and the outcome could be adverse for the buyer or seller.
If the creditworthiness of the Strategic Bond Fund's uncleared swap Counterparty declines, the risk that the Counterparty may not perform could increase, potentially resulting in a loss to the Strategic Bond Fund. To limit the counterparty risk involved in uncleared swap agreements, the Strategic Bond Fund will only enter into uncleared swap agreements with Counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Strategic Bond Fund will be able to do so, the Strategic Bond Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Strategic Bond Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.
Interest Rate Swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or FCM defaults, a Fund's risk of loss consists of the net amount of interest payments that the  Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
Recovery Lock Swaps. The Strategic Bond Fund may enter into recovery lock swaps. Recovery lock swaps are used to “lock in” a recovery amount on the reference obligation at the time the parties enter into the agreement. In contrast to a credit default swap where the final settlement amount may be dependent on the market price for the reference obligation upon the credit event, a recovery lock swap fixes the settlement amount in advance and is not dependent on the market price of the reference obligation at the time of the credit event. Unlike certain other types of derivatives, recovery lock swaps generally do not involve upfront or periodic cash payments by either of the parties. Instead, payment and settlement occurs after there has been a credit event. If a credit event does not occur prior to the termination date of a recovery lock swap, the agreement terminates and no payments are made by either party. A party may enter into a recovery lock swap to purchase or sell a reference obligation upon the occurrence of a credit event. Recovery lock swaps are subject to certain risks, including, without limitation, the risk that a Counterparty will not accurately forecast the value of a reference obligation upon the occurrence of a
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credit event. In addition to general market risks, recovery lock swaps are subject to illiquidity risk, counterparty risk and credit risk. The market for recovery lock swaps is relatively new and is smaller and relatively less liquid than the market for credit default swaps and other derivatives. Elements of judgment may play a role in determining the value of a recovery lock. In addition, it may not be possible to enter into a recovery lock swap at an advantageous time or price.
Swaptions. The Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option premium, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund's statements of financial condition.
Equity Swaps (Total Return Swaps). The Equity Funds may invest in certain types of equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on a basket of equity securities (an “equity basket swap”) or individual equity security for another payment stream. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous.  A Fund will receive all of the economic benefits and risks equivalent to direct investments in the reference equity positions such as capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value.  The swap value may also include interest charges and credits related to the notional values of the equity positions and any cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread.  The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Equity basket swaps provide a Fund exposure to a portfolio of long and/or short equity securities. These swaps are designed to function as a portfolio of direct investments in long and short equity positions and a Fund has the ability to trade in and out of long and short positions within the swap. A Fund may also gain exposure to long and/or short equity securities through multiple swaps on individual equity securities. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any.
Index Swap Agreements. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with the Funds' investment objectives and strategies. Index swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
No Fund will enter into a swap agreement, other than a centrally cleared or other swap not involving a securities-related issuer, with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of that Fund's net assets.
SEC Regulatory Matters. The SEC rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies requires that the Funds trade derivatives and other transactions that create future payment or delivery obligations subject to a value-at-risk (“VaR”) leverage limit and certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a Fund qualifies as a “limited derivatives user,” as defined in the rule. Under the rule, when a Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a Fund is a limited derivatives user, but for Funds subject to the VaR testing, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the rule regarding use of securities lending collateral that may limit the Funds' securities lending activities. In addition, under the rule, a Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the
67

rule. Furthermore, under the rule, a Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due.
Taxes
Election to be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and Fund distributions would be treated by shareholders as taxable dividend income to the extent of the Fund’s earnings and profits.
Diversification Requirements and Investor Control. Each Fund intends to comply with the diversification requirements of section 817(h) of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.
Under current U.S. tax law, if a contract holder has excessive control over the investments made by a Fund, the contract holder, rather than the insurance company separate account, will be treated as the owner of the Fund shares and taxed currently on income and gains from the Fund. In other words, in such a case of “investor control” the contract holder would not derive the tax benefits normally associated with variable life insurance or variable annuities. The application of the investor control doctrine is not entirely certain. Future guidance might pose additional restrictions on the Funds and could be applied retroactively. Such an event may have an adverse impact on the Funds and the contract holders.
Effect of Foreign Investments on Distributions. Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.
The International Developed Markets Fund may qualify for and make an election to pass through to shareholders the ability to claim a credit or deduction (subject to limitations) on their federal income tax returns for their pro rata share of any qualified foreign taxes paid by the Fund. Shareholders would be required to treat their pro rata share of such foreign taxes as having been distributed to them. The International Developed Markets Fund will qualify for the election in any given taxable year if, at the close of such taxable year, more than 50% of its total asset value consists of stock or other securities of foreign corporations.
Investment in PFIC Securities. If a Fund invests in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”), the Fund intends to mark-to-market these securities and recognize any gain (as ordinary income) at the end of its fiscal year. Any mark-to-market losses and any losses from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.
Shareholders of PFICs may, under certain circumstances in which the mark-to-market treatment described above is not available, be subject to a deferred interest charge pursuant to section 1291 of the Code. Any such charges, if imposed on a Fund, would result in Fund-level taxation.
Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Fund in a given calendar year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products, certain tax-exempt entities, or certain other insurance-dedicated regulated investment companies.
Tax Consequences to Shareholders. Since it is expected that the shareholders of the Funds will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.
At December 31, 2024, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year. Available capital loss carryforwards and expiration dates are as follows:
68

[To Be Updated By Amendment]
	No Expiration	No Expiration
Funds	Short Term	Long Term	TOTALS
Global Real Estate Securities Fund	$[ ]	$[ ]	$[ ]
Strategic Bond Fund	$[ ]	$[ ]	$[ ]

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Money Manager Information
U.S. StRATEGIC Equity Fund
Brandywine Global Investment Management, LLC is indirectly wholly-owned and controlled by Franklin Resources, Inc., a publicly traded company operating as Franklin Templeton.
Jacobs Levy Equity Management, Inc. is owned and controlled by Bruce Jacobs and Kenneth Levy.
J.P. Morgan Investment Management Inc. is a wholly-owned subsidiary of and controlled by J.P. Morgan Chase & Co., a publicly held bank holding company.
William Blair Investment Management, LLC is 100% employee owned with no one individual controlling more than 25%.
u.s. SMALL Cap Equity Fund
Ancora Advisors, LLC is indirectly majority-owned by Ferdinand FFP Ultimate Holdings, L.P. and indirectly minority-owned by Focus Financial Partners, Inc. Ferdinand FFP Ultimate Holdings, L.P. is owned by private fund vehicles with no fund controlling more than 10%.
BAMCO, Inc. is majority owned and controlled by Ron Baron.
Boston Partners Global Investors, Inc., is controlled by ORIX Corporation through its controlling share ownership. ORIX Corporation is a publicly traded company.
Calamos Advisors LLC is controlled by John S. Koudounis and John P. Calamos, Sr. through their indirect controlling ownership.
Copeland Capital Management, LLC is wholly-owned by its employees and is controlled by Eric Brown through his controlling ownership of the firm’s outstanding voting securities.
DePrince, Race & Zollo, Inc. is controlled by Gregory M. DePrince, John D. Race and Victor A. Zollo through each of their controlling share ownership.
Jacobs Levy Equity Management, Inc. is owned and controlled by Bruce Jacobs and Kenneth Levy.
Penn Capital Management Company, LLC is owned and controlled by SGAM Advisors LLC, a wholly-owned subsidiary of Seaport Global Holdings LLC, whose controlling owners are Stephen C. Smith, Michael J. Meagher and Michael J. Meyer.
Ranger Investment Management, L.P. is owned and controlled by Ranger Investment GP, LLC.  Ranger Investment GP, LLC is 100% employee owned and controlled by Conrad Doenges.
global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc. and Cohen & Steers UK Limited are wholly-owned subsidiaries of Cohen & Steers, Inc., a publicly traded company. Cohen & Steers Asia Limited is a wholly-owned subsidiary of Cohen & Steers Capital Management, Inc.  Cohen & Steers, Inc. is controlled by Martin Cohen and Robert H. Steers, who together have a majority ownership of its voting securities.
RREEF America L.L.C. is a wholly-owned subsidiary of Deutsche Bank AG, a publicly-traded company. DWS Investments Australia Limited and DWS Alternatives Global Limited are indirect wholly-owned subsidiaries of Deutsche Bank AG, a publicly-traded company.
iNTERNATIONAL DEVELOPED MARKETS Fund
Intermede Investment Partners Limited and Intermede Global Partners Inc. are 57% owned by SCA Global Advisors Limited (“SCA”), 38% owned by IOOF Holdings, Ltd., a publicly traded company, and 5% employee owned.  SCA is 100% employee owned and controlled by Barry Dargan.
Pzena Investment Management LLC is owned and controlled by Pzena Investment Management, Inc. and Richard S. Pzena.
Wellington Management Company LLP is a limited liability partnership formed under Delaware law with no one individual controlling more than 5% of the firm.
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STRATEGIC Bond Fund
Allspring Global Investments, LLC is controlled by certain private equity funds affiliated with GTCR, LLC through their indirect controlling interest.
RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited are wholly owned subsidiaries of the Royal Bank of Canada, a publicly traded company.
Schroder Investment Management North America Inc. is an indirect wholly-owned subsidiary of Schroder PLC, a publicly-traded company.
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credit Rating definitions
MOODY’S INVESTORS SERVICE, INC. (MOODY’S):
Global Long-Term Rating Scale
Aaa –– Obligations rated ‘Aaa’ are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa –– Obligations rated ‘Aa’ are judged to be of high quality and are subject to very low credit risk.
A –– Obligations rated ‘A’ are judged to be upper-medium grade and are subject to low credit risk.
Baa –– Obligations rated ‘Baa’ are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba –– Obligations rated ‘Ba’ are judged to be speculative and are subject to substantial credit risk.
B –– Obligations rated ‘B’ are considered speculative and are subject to high credit risk.
Caa –– Obligations rated ‘Caa’ are judged to be speculative and of poor standing and are subject to very high credit risk.
Ca –– Obligations rated ‘Ca’ are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C –– Obligations rated ‘C’ are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.
STANDARD & POOR’S RATINGS GROUP (“S&P”):
Long-Term Issue Credit Ratings
AAA –– An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA –– An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A –– An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
BBB –– An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
BB, B, CCC, CC, C –– Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
BB –– An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
B –– An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
CCC –– An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
CC –– An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
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C –– An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
D –– An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.
Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
NR indicates that a rating has not been assigned or is no longer assigned.
FITCH INVESTORS SERVICE, INC. (“FITCH”):
Long-Term Ratings Scales
AAA –– Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA –– Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A –– High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB –– Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
BB –– Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.
B –– Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC –– Substantial credit risk. Very low margin for safety. Default is a real possibility.
CC –– Very high levels of credit risk. Default of some kind appears probable.
C - Near default. A default or default-like process has begun, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:
●
the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
●
the formal announcement by the issuer or their agent of a distressed debt exchange;
●
a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.
RD - Restricted default.
‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:
●
an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but
●
has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and
●
has not otherwise ceased operating.
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●
This would include:
●
the selective payment default on a specific class or currency of debt;
●
the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation.
D –– Default. ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business and debt is still outstanding.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
Note to Long-Term Ratings:
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ ratings and ratings below the ‘CCC’ category.
SECTOR SPECIFIC CREDIT RATING SERVICES
MOODY’S:
U.S. Municipal Short-Term Debt and Demand Obligation Ratings
MIG Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels- MIG 1 through MIG 3. In addition, those short-term obligations that are speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of obligation.
MIG-1 –– This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG-2 –– This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG-3 –– This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG –– This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
VMIG Ratings
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.
VMIG rating expirations are a function of each issue's specific structural or credit features.
VMIG 1 –– This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
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VMIG 2 –– This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3 –– This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG –– This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural or legal protections.
S&P:
Municipal Short-Term Note Ratings
An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:
●
Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
●
Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1 –– Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2 –– Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3 –– Speculative capacity to pay principal and interest.
D --'D' is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.
SHORT-TERM RATINGS
MOODY’S:
P-1 –– Ratings of Prime-1 reflect a superior ability to repay short-term obligations.
P-2 –– Ratings of Prime-2 reflect a strong ability to repay short-term obligations.
P-3 –– Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.
NP –– Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P:
A-1 ––  A short-term obligation rated “A–1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2 –– A short-term obligation rated “A–2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3 –– A short-term obligation rated “A–3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitment on the obligation.
B –– A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
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C –– A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D –– A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.
FITCH:
F1 –– Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2 –– Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3 –– Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B –– Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C –– High short-term default risk. Default is a real possibility.
RD –– Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only. D –– Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.
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Financial Statements
The 2024 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Funds’ annual financial statements and other information in Form N-CSR. The Funds’ Annual Report is incorporated herein by reference and is available free of charge by calling Russell Investments at 1-800-787-7354.
77

Appendix
[To Be Updated By Amendment]
At [ ], 2025, the following shareholders owned of record or were known by the Funds to beneficially own 5% or more of any Fund’s Shares.
[To Be Updated By Amendment]
At [ ], 2025, the following shareholders could be deemed to “control” the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who “controls” a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.
[To Be Updated By Amendment]
[The Trustees and officers of RIF, as a group, own less than 1% of the Shares of any Fund.]
78

Russell Investment Funds

File No. 33-18030

1933 Act Post-Effective Amend. No. 92

1940 Act Amendment No. 95

PART C

OTHER INFORMATION

Item 28	Exhibits for Registration Statement (1933 Act No. 33-18030 and 1940 Act No. 811-05371)

(a)	Third Amended and Restated Master Trust Agreement dated December 7, 2020 (incorporated by reference to Post-Effective Amendment No. 80 filed February 8, 2021)

(a)(1)	Form of Amendment No. 1 to the Third Amended and Restated Master Trust Agreement dated December 7, 2020 (incorporated by reference to Post-Effective Amendment No. 83 filed February 8, 2022)

(b)	Bylaws of Russell Investment Funds dated December 6, 2021 (incorporated by reference to Post-Effective Amendment No. 83 filed February 8, 2022)

(c)	Specimen Certificate of Shares of the Registrant (none)

(d)(1)	Advisory Agreement between RIF and Russell Investment Management Company dated June 1, 2016 (incorporated by reference to Post-Effective Amendment No. 64 filed February 9, 2017)

(d)(1)(a)	First Amendment to Advisory Agreement between RIF and Russell Investment Management Company dated June 2, 2016 (incorporated by reference to Post-Effective Amendment No. 64 filed February 9, 2017)

(d)(1)(b)	Second Amendment to Advisory Agreement between RIF and Russell Investment Management, LLC dated June 1, 2022 (incorporated by reference to Post-Effective Amendment No. 86 filed February 8, 2023)

(d)(2)	Form of Portfolio Management Contract with Money Managers and Russell Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 89 filed February 8, 2024)

(d)(3)	Form of Non-Discretionary Investment Advisory Contract with Money Managers and Russell Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 89 filed February 8, 2024)

(e)	Distribution Agreement between RIF and Russell Financial Services, Inc. dated June 1, 2016 (incorporated by reference to Post-Effective Amendment No. 64 filed February 9, 2017)

(e)(1)	First Amendment to Distribution Agreement between RIF and Russell Financial Services, Inc. dated June 2, 2016 (incorporated by reference to Post-Effective Amendment No. 64 filed February 9, 2017)

(e)(2)	Second Amendment to Distribution Agreement between RIF and Russell Investments Financial Services, LLC dated June 1, 2022 (incorporated by reference to Post-Effective Amendment No. 86 filed February 8, 2023)

(f)	Bonus or Profit Sharing Contracts (none)

(g)	Master Custody Contract with State Street Bank and Trust Company dated August 25, 2009 (incorporated by reference to Post-Effective Amendment No. 37 filed February 5, 2010)

(g)(1)	Amendment to Master Custodian Contract dated October 31, 2016 (incorporated by reference to Post-Effective Amendment No. 64 filed February 9, 2017)

(g)(3)	Amendment to the Master Custodian Contract dated June 3, 2021 (incorporated by reference to Post-Effective Amendment No. 83 filed February 8, 2022)

(h)(1)	Form of Participation Agreement between RIF, Russell Financial Services, Inc. and various insurance companies (incorporated by reference to Post-Effective Amendment No. 44 filed February 9, 2012)

(h)(2)	Second Amended and Restated Transfer Agency and Service Agreement between Russell Investment Funds and Russell Fund Services Company dated August 31, 2015 (incorporated by reference to Post-Effective Amendment No. 60 filed February 5, 2016)

(h)(2)(a)	First Amendment to Second Amended and Restated Transfer Agency and Service Agreement between Russell Investment Funds and Russell Fund Services Company dated June 2, 2016 (incorporated by reference to Post-Effective Amendment No. 64 filed February 9, 2017)

(h)(3)	Administrative Agreement between RIF and Russell Fund Services Company dated June 1, 2016 (incorporated by reference to Post-Effective Amendment No. 64 filed February 9, 2017)

(h)(3)(a)	First Amendment to Administrative Agreement between RIF and Russell Fund Services Company dated June 2, 2016 (incorporated by reference to Post-Effective Amendment No. 64 filed February 9, 2017)

(h)(4)	Joint Insurance Agreement dated December 31, 2016 (incorporated by reference to Post-Effective Amendment No. 64 filed February 9, 2017)

(h)(5)	Form of Letter Agreements regarding fee waivers and reimbursements dated May 1, 2024 (incorporated by reference to Post-Effective Amendment No. 91 filed April 29, 2024)

(h)(6)	Letter Agreement regarding fee waiver and reimbursement dated June 10, 2024 (filed herewith)

(i)	Opinion and Consent of Counsel (to be filed by amendment)

(j)	Consent of Independent Accountants (to be filed by amendment)

(k)	Financial Statement Omitted from Item 27 (none)

(l)	Form of Seed Money Subscription Agreement between RIF and General American (incorporated by reference to Item 24(b)(13) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

(m)	Rule 12b-1 Plan (incorporated by reference to Post-Effective Amendment No. 10 filed May 15, 2001) (To date the plan has not been implemented for the currently registered funds.)

(n)	Rule 18f-3 Plan (incorporated by reference to Post-Effective Amendment No. 10 filed May 15, 2001)

(p)	Codes of Ethics of the following advisors and sub-advisors:

1.1	Allspring Global Investments, LLC (filed herewith)

1.2	Ancora Advisors, LLC (incorporated by reference to Post-Effective Amendment No. 68 filed February 9, 2018)

1.3	BAMCO, Inc. (incorporated by reference to Post-Effective Amendment No. 83 filed February 8, 2022)

1.4	Boston Partners Global Investors, Inc. (incorporated by reference to Post-Effective Amendment No. 72 filed February 8, 2019)

1.5	Brandywine Global Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 91 filed April 29, 2024)

1.6	Calamos Advisors LLC (incorporated by reference to Post-Effective Amendment No. 89 filed February 8, 2024)

1.7	Cohen & Steers Capital Management, Inc. (filed herewith)

1.8	Copeland Capital Management, LLC (filed herewith)

1.9	DePrince, Race & Zollo, Inc. (incorporated by reference to Post-Effective Amendment No. 54 filed April 30, 2014)

1.10	Intermede Investment Partners Limited (incorporated by reference to Post-Effective Amendment No. 76 filed February 7, 2020)

1.11	Jacobs Levy Equity Management, Inc. (incorporated by reference to Post-Effective Amendment No. 88 filed April 28, 2023)

1.12	J.P. Morgan Investment Management Inc. (incorporated by reference to Post-Effective Amendment No. 91 filed April 29, 2024)

1.13	Penn Capital Management Company, LLC (incorporated by reference to Post-Effective Amendment No. 80 filed February 8, 2021)

1.14	Pzena Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 89 filed February 8, 2024)

1.15	Ranger Investment Management, L.P. (filed herewith)

1.16	RBC Global Asset Management (UK) Limited (incorporated by reference to Post-Effective Amendment No. 88 filed April 28, 2023)

1.17	RREEF America L.L.C. (incorporated by reference to Post-Effective Amendment No. 85 filed April 29, 2022)

1.18	Russell Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 91 filed April 29, 2024)

1.19	Russell Investment Company and Russell Investment Funds Independent Trustees’ Code of Ethics (incorporated by reference to Post-Effective Amendment No. 86 filed February 8, 2023)

1.20	Schroder Investment Management North America Inc. (filed herewith)

1.21	Wellington Management Company LLP (incorporated by reference to Post-Effective Amendment No. 80 filed February 8, 2021)

1.22	William Blair Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 86 filed February 8, 2023)

Item 29	Persons Controlled By or Under Common Control with Registrant None

Item 30	Indemnification (incorporated by reference to Post-Effective Amendment No. 86 filed February 8, 2023)

Item 31	Business and Other Connections of Investment Adviser

See, Registrant’s prospectus sections “Management of the Funds,” “The Money Managers,” and “Money Manager Information,” and the Statement of Additional Information sections “Structure and Governance – Trustees and Officers,” “Operation of RIF,” and “Money Managers.”

For information as to the business, profession, vocation or employment of a substantial nature of each money manager and the officers and directors of each money manager, reference is made to the current Form ADVs of each money manager filed under the Investment Advisers Act of 1940, incorporated herein by reference and the file numbers of which are as follows:

•	Allspring Global Investments, LLC

File No. 801-21122

•	Ancora Advisors, LLC

File No. 801-61770

•	BAMCO, Inc.

File No. 801-29080

•	Boston Partners Global Investors, Inc.

File No. 801-61786

•	Brandywine Global Investment Management, LLC

File No. 801-27797

•	Calamos Advisors LLC

File No. 801-29688

•	Cohen & Steers Asia Limited

File No. 801-66371

•	Cohen & Steers Capital Management, Inc.

File No. 801-27721

•	Cohen & Steers UK Limited

File No. 801-67297

•	Copeland Capital Management, LLC

File No. 801-68586

•	DePrince, Race & Zollo, Inc.

File No. 801-48779

•	DWS Alternatives Global Limited

File No. 801-66274

•	DWS Investments Australia Limited

File No. 801-57743

•	Intermede Global Partners Inc.

File No. 801-110691

•	Intermede Investment Partners Limited

File No. 801-110745

•	Jacobs Levy Equity Management, Inc.

File No. 801-28257

•	J.P. Morgan Investment Management Inc.

File No. 801-21011

•	Penn Capital Management Company, LLC

File No. 801-31452

•	Pzena Investment Management, LLC

File No. 801-50838

•	Ranger Investment Management, L.P.

File No. 801-62397

•	RBC Global Asset Management (U.S.) Inc.

File No. 801-20303

•	RBC Global Asset Management (UK) Limited

File No. 801-78436

•	RREEF America L.L.C.

File No. 801-55209

•	Schroder Investment Management North America Inc.

File No. 801-15834

•	Wellington Management Company LLP

File No. 801-15908

•	William Blair Investment Management, LLC

File No. 801-80640

Item 32	Principal Underwriter

(a)	Russell Investment Company; Venerable Variable Insurance Trust.
(b)

Russell Investments Financial Services, LLC is the principal underwriter of the Registrant. Information relating to the directors and officers of Russell Investments Financial Services, LLC and their positions and offices with the Registrant are set forth below. The principal business address of each director and officer listed below is 1301 Second Avenue, 18th Floor, Seattle, Washington 98101.

Name	Positions and Offices with Registrant	Position and Offices with Underwriter
Mary Beth Albaneze	Secretary and Chief Legal Officer	Secretary
Carlos Alvarez	None	Chief Compliance Officer
Carla L. Anderson	None	Assistant Secretary
Vernon Barback	President and Chief Executive Officer	Vice Chairman
Scott Bowen	None	Chief Financial Officer
Andrea Hood	Assistant Secretary	Assistant Secretary
Brad Jung	None	Chairman and President
David A. Malkin	None	Assistant Secretary
Peter Mortensen	None	Chief Risk Officer
Greg Moye	None	Anti-Money Laundering Chief Compliance Officer
Aaron Ostrovsky	None	Assistant Secretary
Kari Seabrands	Treasurer, Chief Accounting Officer and Chief Financial Officer	Director
David Siegel	None	Financial and Operations Principal; Finance Director
Howard Surloff	None	Director

(c)	Inapplicable

Item 33	Location of Accounts and Records

All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:

RIF	RIM
Russell Investment Funds	Russell Investment Management, LLC
1301 Second Avenue	1301 Second Avenue
18th Floor	18th Floor
Seattle, Washington 98101	Seattle, Washington, 98101

RIFUS
Russell Investments Fund Services, LLC 1301 Second Avenue 18th Floor
Seattle, Washington 98101

SS	MM
State Street Bank & Trust Company	Money Managers
1 Heritage Drive	See, Prospectus Section
North Quincy, Massachusetts 02171	“Money Manager Information”
for Names and Addresses

Item 34	Management Services

None except as described in Parts A and B

Item 35	Undertakings

The Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant’s latest annual report to shareholders, upon request and without charge.

The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Funds, has duly caused this Post Effective Amendment No. 92 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Seattle, and State of Washington, on the 7th day of February, 2025.

RUSSELL INVESTMENT FUNDS
Registrant

By:	/s/ Vernon Barback
Vernon Barback, Trustee, President and
Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 7, 2025.

Signatures	Signatures

/s/ Kari Seabrands	/s/ Vernon Barback
Kari Seabrands, Treasurer, Chief	Vernon Barback, Trustee, President and
Financial Officer (Principal Financial	Chief Executive Officer (Principal Executive
Officer) and Chief Accounting Officer	Officer)
(Principal Accounting Officer)

/s/ Michelle L. Cahoon	/s/ Michael Day
Michelle L. Cahoon, Trustee	Michael Day, Trustee

/s/ Julie Dien Ledoux	/s/ Jeremy May
Julie Dien Ledoux, Trustee	Jeremy May, Trustee

/s/ Ellen M. Needham	/s/ Jeannie Shanahan
Ellen M. Needham, Trustee	Jeannie Shanahan, Trustee

/s/ Raymond P. Tennison, Jr.	/s/ Jack R. Thompson
Raymond P. Tennison, Jr., Trustee	Jack R. Thompson, Trustee

POWERS OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned Trustees and Officers of Russell Investment Funds (the “Trust”) do hereby severally constitute and appoint Mary Beth Albaneze, Jessica Gates and Andrea Hood, or any of them, the true and lawful agents and attorneys-in-fact of the undersigned with respect to all matters arising in connection with the Trust’s Registration Statement on Form N-1A (File Nos. 33-18030 and 811-5371), Post-Effective Amendments and any and all amendments or supplements thereto and any other of the Trust’s filings with the Securities Exchange Commission, including proxy statements, with full power and authority to execute said Registration Statement, Post-Effective Amendment or filing for and on behalf of the undersigned, in our names and in the capacity indicated below, and to file the same, together with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission. The undersigned hereby give to said agents and attorneys-in-fact full power and authority to act in the premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting. The undersigned hereby ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof. This Power of Attorney shall be revocable with respect to an undersigned at any time by a writing signed by such undersigned and shall terminate automatically with respect to an undersigned if such undersigned ceases to be a Trustee or Officer of the Trust.

WITNESS the due execution hereof on the date and in the capacity set forth below.

SIGNATURE	TITLE	DATE

/s/ Kari Seabrands Kari Seabrands	Treasurer, Chief Financial Officer and Chief Accounting Officer	November 30, 2024

/s/ Vernon Barback Vernon Barback	Trustee, President and Chief Executive Officer	November 30, 2024

/s/ Michelle L. Cahoon Michelle L. Cahoon	Trustee	November 30, 2024

/s/ Michael Day Michael Day	Trustee	November 30, 2024

/s/ Julie Dien Ledoux Julie Dien Ledoux	Trustee	November 30, 2024

/s/ Jeremy May Jeremy May	Trustee	November 30, 2024

/s/ Ellen M. Needham Ellen M. Needham	Trustee	November 30, 2024

/s/ Jeannie Shanahan Jeannie Shanahan	Trustee	November 30, 2024

/s/ Raymond P. Tennison, Jr. Raymond P. Tennison, Jr.	Trustee	November 30, 2024

/s/ Jack R. Thompson Jack R. Thompson	Trustee	November 30, 2024

Russell Investment Funds

FILE NO. 33-18030

FILE NO. 811-05371

EXHIBITS

Listed in Part C, Item 28

To Post-Effective Amendment No. 92

and Amendment No. 95

to

Registration Statement on Form N-1A

Under

Securities Act of 1933

and

Investment Company Act of 1940